                                 [LOGO]TRAK(R)

                    CONSULTING GROUP CAPITAL MARKETS FUNDS

                               Semi-Annual Report

                               February 28, 1997


                                               SMITH BARNEY
                                               ---------------------------------
                                               A Member of TravelersGroup [LOGO]

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

TABLE OF CONTENTS

Shareholder Letter..........................................................   2
Schedules of Investments:
  Government Money Investments..............................................   4
  Intermediate Fixed Income Investments.....................................   5
  Long-Term Bond Investments................................................  10
  Municipal Bond Investments................................................  12
  Mortgage Backed Investments...............................................  16
  Balanced Investments......................................................  18
  Large Capitalization Value Equity Investments.............................  22
  Large Capitalization Growth Investments...................................  31
  Small Capitalization Value Equity Investments.............................  38
  Small Capitalization Growth Investments...................................  56
  International Equity Investments..........................................  78
  International Fixed Income Investments.................................... 100
  Emerging Markets Equity Investments....................................... 102
Statements of Assets and Liabilities........................................ 108
Statements of Operations.................................................... 110
Statements of Changes in Net Assets......................................... 112
Notes to Financial Statements............................................... 116
Financial Highlights........................................................ 124

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

Dear Shareholder:

  The past few years have been a rewarding period for U.S. stock investors. In the 12-month period ending February 28, 1997 the stock market, as measured by the S&P 500 Index, a benchmark of the stock performance of the 500 most significant stocks traded in the United States, returned 26.16%. With the beginning of November 1996, the stock market had entered its seventh year without a decline of 10% or more from a market peak. Since October 1990, when the stock market hit the bottom of a three-month slide totaling -20% and the world was embroiled in the Persian Gulf crisis, the S&P 500 Index has returned an average annual return of 18.53%. Fueling the market's above-average performance has been a combination of rising corporate profits, low interest rates and low inflation. A stock market decline began in March 1997 and continued into the first half of April. As of the writing of this letter, however, the decline was less than 10%. It came as the Federal Reserve raised interest rates for the first time in two years and investor fears of an increase in inflation intensified.

  We are pleased to report that all 13 portfolios of the Consulting Group Capital Markets Funds posted positive returns for the 12 months ending February 28, 1997, the close of the fund's semi-annual period. The two largest portfolios -- Large Capitalization Value Equity Investments and Large Capitalization Growth Investments -- both outperformed their peer group of mutual funds, according to data compiled by Lipper Analytical Services. In the six-month semi-annual period ending February 28, 1997, all but two portfolios -- Small Capitalization Growth Investments (-2.07%) and International Fixed Income Investments (-0.21%) -- posted positive returns as well. Still, these two portfolios are outperforming their market benchmark indexes -- Salomon Brothers Non-U.S. Government and the Russell 2000 Growth, respectively--over a 1-, 3-, and 5-year basis ending February 28, 1997.

  The big gainers in the 7-year "bull market" have been small-company stocks, which have outperformed many other investment types, including bonds, foreign stocks and the S&P 500, which is predominantly a benchmark of large-company stock performance. From October 1990 through the end of February 1997, small-company stocks returned an average annual return of 21.83%, as measured by the Russell 2000 Index; bonds 9.02%, as measured by the Lehman Brothers Government/Corporate Bond Index; and foreign stocks 7.78%, as measured by the Morgan Stanley Capital International Europe Australia Far East Index.

  The range of returns in these indexes offers investors another compelling reason to diversify their investment holdings among a number of different investment types or "asset classes." In addition to minimizing fluctuations in the overall value of an investor's holdings, diversification helps an investor to participate in the returns of a multitude of asset classes. Combining these asset classes so that they enhance the prospect of meeting the individual investor's risk and return requirements is the essence of the Trak Personalized Investment Advisory Service. For each investor we provide an asset allocation recommendation suited to that person's risk and return needs. As market conditions change and we identify investment opportunities, we will recommend changes to our clients' Trak asset allocation. We encourage you to take advantage of these suggested revisions as we release them.

  Since the end of the last Trak fiscal year on August 31, 1996, we have issued several asset allocation revisions. In October 1996, we recommended that investors reduce some of their holdings in Large Capitalization Value Equity Investments and increase their holdings in Large Capitalization Growth Investments by a like amount. We recommended this change when we anticipated better opportunities for growth stocks. In November 1996 we recommended that stock investors increase their holdings in Emerging Markets Equity Investments. Finally, in December 1996 we recommended that stock investors reduce their holdings in Government Money Investments and increase their holdings in International Equity Investments.

  Besides the above asset allocation revisions, we have also made changes pertaining to the investment advisers of several portfolios in the Consulting Group Capital Markets Funds. In December 1996 we retained The Boston Company Asset Management, Inc. ("TBCAM") as co-advisor of Large Capitalization Value Equity Investments. TBCAM replaced Newbold's Asset Management, Inc. ("NAM"). We terminated our relationship with Newbold's after key investment personnel left the firm and we detected a change in the firm's investment discipline. Like Newbold's, TBCAM will manage 20% of the portfolio's assets while 80% of the fund will continue to be managed by Parametric Portfolio Associates. TBCAM, a firm that currently manages more than $15 billion in client assets, has a commendable investment performance track record. The firm outperformed the portfolio's benchmark index -- Russell 1000 Value Index -- in eight of the last ten calendar years.

  Another change occurred in March 1997, when we directed Boston Structured Advisors ("BSA") to manage its portion of Large Capitalization Growth Investments as a pure index manager. The firm will continue to manage 80% of the portfolio's assets. The remaining 20% will continue to be managed by Provident Investment Counsel. The investment objective of BSA is to manage its portion of the portfolio's assets to match the performance of the Russell 1000 Growth Index. With this investment policy change, we lowered the advisory fee paid to BSA to 0.05% from 0.15%.

  Effective March 11, 1997 Pilgrim Baxter & Associates, Inc. ("PBA") resigned as co-adviser of Small Capitalization Growth Investments. We replaced PBA with Berger Associates Inc. ("Berger Associates"), which was founded in 1973 and is based in Denver, CO. PBA had been responsible for managing 50% of the portfolio's assets. However, since October 1996 we had reduced that percentage to 30%, when PBA notified us of its intended departure. Berger Associates is currently managing approximately 30% of the portfolio's assets. The remaining 70% will continue to be managed by Mellon Capital Management Corporation. The search for a replacement for PBA once again underscored the fact that qualified small-company stock advisers are difficult to find. In addition, we performed a survey of fees paid to small-company stock advisers and determined that our fee structure was low. In order to retain a high-quality, small-company investment advisory firm, we sought to raise the management fee to 0.80%, from 0.60% of the average net assets. The fee increase was approved by the shareholders of Small Capitalization Growth Investments on March 31, 1997. The entire increase in the management fee will be applied to Berger Associates which will now receive 0.50% of the assets it manages.

  Finally, we're also pleased to report that Trak assets surpassed $7 billion in February 1997. In addition, the total number of clients investing through the Trak Personalized Investment Advisory Service rose to 91,000. We thank you for your continued confidence in us. As always, if you have any questions about your Trak investment, your Financial Consultant remains ready to help you.

Sincerely,

/s/ Heath B. McLendon                      /s/ Frank L. Campanale

Heath B. McLendon                          Frank L. Campanale
Chairman of the Board of Trustees of       Investment Officer of the Consulting
 the Consulting Group Capital Markets       Group Capital Markets Funds
 Funds




April 25, 1997

 SCHEDULES OF INVESTMENTS (UNAUDITED)                         FEBRUARY 28, 1997
                          GOVERNMENT MONEY INVESTMENTS

    FACE                          ANNUALIZED
   AMOUNT         SECURITY           YIELD         VALUE
------------------------------------------------------------
 U.S. GOVERNMENT AGENCY DISCOUNT NOTES --
  70.1%
 $ 6,045,000 Federal Farm
              Credit Bank
              mature 5/6/97 to
              8/1/97............ 5.34% to 5.38% $  5,917,320
  10,185,000 Federal Home Loan
              Bank mature
              3/13/97 to
              7/28/97...........  5.21 to 5.36    10,045,715
  85,716,000 Federal Home Loan
              Mortgage Corp.
              mature 3/7/97 to
              6/12/97...........  5.16 to 5.34    85,355,543
  97,970,000 Federal National
              Mortgage
              Association
              mature 3/4/97 to
              6/16/97...........  5.22 to 5.35    97,397,512
   4,335,000 Student Loan
              Mortgage
              Association
              mature 3/25/97 to
              3/31/97...........  5.19 to 5.30     4,319,047
------------------------------------------------------------
             TOTAL U.S.
             GOVERNMENT AGENCY
             DISCOUNT NOTES
             (Cost --
              $203,035,137).....                 203,035,137
------------------------------------------------------------
 U.S. TREASURY NOTES -- 29.9%
  86,630,000 U.S. Treasury
             Notes mature
             3/31/97 to 2/28/98
             (Cost --
              $86,675,883)......  4.74 to 5.89    86,675,883
------------------------------------------------------------
             TOTAL
             INVESTMENTS --
              100%
             (Cost --
              $289,711,020**)...                $289,711,020
------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                        CLASSIFICATION OF INVESTMENTS

                  U.S. Treasury Notes 29.9%
                  U.S. Government Agency Discount Notes 70.1%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 CORPORATE BONDS & NOTES -- 62.6%
-------------------------------------------------------------------------------
 BANKING -- 19.5%
             Advanta National Bank:
 $ 2,125,000 6.450% due 10/30/00............................   $  2,101,094
   4,000,000 7.470% due 9/10/01.............................      4,060,000
   1,500,000 ANZ Banking Group Ltd., 7.550% due 9/15/06.....      1,539,375
   1,000,000 Bank of Boston, 5.500% due 8/28/98.............      1,000,490
             Capital One Bank, Medium Term Notes:
   3,675,000 6.740% due 5/31/99.............................      3,693,375
   1,425,000 6.844% due 6/13/00.............................      1,428,563
     525,000 7.350% due 6/20/00.............................        534,188
   2,000,000 Chase Manhattan Corp., 5.688% due 12/30/09.....      1,960,000
   1,000,000 Chemical Bank, Notes, 9.750% due 6/15/99.......      1,068,750
             Citicorp, Subordinated Capital Notes:
      94,000 9.000% due 4/15/99.............................         98,935
   1,500,000 9.750% due 8/1/99..............................      1,610,625
   2,425,000 Continental Bank, 12.500% due 4/1/01...........      2,903,938
             First Interstate Bancorp, Subordinated Capital
             Notes:
   1,500,000 8.625% due 4/1/99..............................      1,563,750
   1,450,000 9.900% due 11/15/01............................      1,629,438
             First National Bank of Boston, Notes, 8.375%
   2,000,000 due 12/15/02...................................      2,135,000
             First Security Corp., Notes, 7.000% due
   2,325,000 7/15/05........................................      2,307,563
             First USA Bank, Notes:
     900,000 8.200% due 2/15/98.............................        918,522
   3,275,000 6.375% due 10/23/00............................      3,250,438
   2,100,000 5.850% due 2/22/01.............................      2,006,949
             Fleet Financial Group Inc., Senior Notes:
   2,100,000 7.250% due 10/15/97............................      2,118,459
     675,000 7.125% due 5/1/00..............................        683,438
             General Motors Acceptance Corp.:
   4,100,000 Notes, 5.625% due 2/15/01......................      3,956,500
   1,975,000 Medium Term Notes, 6.700% due 4/30/01..........      1,967,593
             Hartford National Corp., Senior Notes, 9.850%
   1,000,000 due 6/1/99.....................................      1,068,750
             International Leasing Finance Corp., Notes:
   1,075,000 5.750% due 3/15/98.............................      1,073,581
   1,400,000 5.750% due 12/15/99............................      1,375,500
   1,685,000 Keycorp Medium Term Notes, 6.300% due 4/22/00..      1,674,469
   1,325,000 Markel Corp., Notes, 7.250% due 11/1/03........      1,338,250
             Morgan Stanley Group, Inc., Notes:
   1,100,000 9.250% due 3/1/98..............................      1,134,650
   3,000,000 8.100% due 6/24/02.............................      3,180,000
   1,000,000 NationsBank Corp., Notes, 6.625% due 1/15/98...      1,007,150
             Shawmut National Corp., Subordinated Notes,
   1,500,000 8.625% due 12/15/99............................      1,578,750
             St. Georges Bank, Notes:
   2,175,000 6.875% due 4/1/99(a)...........................      2,190,682
     500,000 7.150% due 10/15/05............................        495,430
-------------------------------------------------------------------------------
                                                                 60,654,195
-------------------------------------------------------------------------------
 COMMUNICATIONS -- 1.7%
             Time Warner, Inc., Notes:
   4,695,000 7.750% due 6/15/05.............................      4,741,950
     600,000 7.250% due 9/1/08..............................        583,500
-------------------------------------------------------------------------------
                                                                  5,325,450
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT              SECURITY               VALUE
-----------------------------------------------------------

 FINANCIAL SERVICES -- 22.1%
             American Health Properties,
 $ 2,500,000 7.050% due 1/15/02.........   $  2,490,625
             Avalon Properties, Inc.,
   2,450,000 Notes, 7.375% due 9/15/02..      2,446,938
             BanPonce Corp., Notes,
   2,625,000 6.750% due 12/15/05........      2,542,969
             Bear Stearns Cos., Inc.,
   1,675,000 Notes, 6.750% due 8/15/00..      1,679,188
             CIT Group Holdings, 6.200%
   3,500,000 due 4/15/98................      3,510,465
             CP Limited Partnership,
     750,000 8.750% due 3/2/00..........        762,187
             ERP Operation Ltd., Notes,
   2,100,000 8.500% due 5/15/99.........      2,175,137
             Finova Capital Corp.,
             Notes:
     525,000 6.750% due 3/25/99.........        528,281
   2,175,000 6.450% due 6/1/00..........      2,155,969
             Ford Motor Credit Co.,
   5,600,000 5.750% due 1/25/01.........      5,425,000
             Franchise Finance Corp.,
             Notes, 7.000% due
   2,000,000 11/30/00...................      1,995,000
             General Electric Capital
   2,800,000 Corp., 6.660% due 5/1/18...      2,817,500
             Goldman Sachs Group, Notes:
   1,000,000 6.375% due 6/15/00(a).........     991,250
   7,000,000 7.200% due 3/1/07..........      6,970,390
             H.F. Ahmanson, 9.875% due
   2,000,000 11/15/99...................      2,147,500
             Household Financial Corp.,
   3,085,000 7.150% due 6/15/00.........      3,131,275
             Integra Financial Corp.,
             Subordinated Notes, 6.500%
   1,900,000 due 4/15/00................      1,885,750
             Merryland & Investment
             Corp., Notes, 6.875% due
   1,225,000 11/1/03....................      1,206,625
             Salomon Inc., Medium Term
             Notes:
   1,550,000 6.820% due 7/26/99.........      1,557,750
   1,575,000 7.750% due 5/15/00.........      1,624,218
     700,000 6.625% due 11/30/00........        696,500
   1,775,000 7.250% due 5/1/01..........      1,786,093
             Simon Debartolo Group,
   3,025,000 Ltd., 6.875% due 11/15/06..      2,915,344
             Spieker Properties, Notes,
   2,600,000 6.650% due 12/15/00........      2,574,000
             United Financial Corp.,
             Notes:
   3,500,000 7.000% due 7/15/98.........      3,500,000
   1,500,000 7.700% due 1/15/04.........      1,488,750
             United States Fidelity and
             Guarantee Corp., Notes:
   2,125,000 7.000% due 5/15/98.........      2,142,298
   2,100,000 8.375% due 6/15/01.........      2,199,750
             Washington Real Estate
             Investment Trust, 7.125%
   3,125,000 due 8/13/03................      3,113,281
-----------------------------------------------------------
                                             68,460,033
-----------------------------------------------------------
 HEALTHCARE -- 1.9%
             Columbia Healthcare Corp.,
   1,675,000 6.125% due 12/15/00........      1,645,688
             Meditrust Corp., Notes,
   2,325,000 7.375% due 7/15/00.........      2,345,344
             R.P. Scherer International
   2,000,000 Corp., 6.750% due 2/1/04...      1,912,500
-----------------------------------------------------------
                                              5,903,532
-----------------------------------------------------------
 INDUSTRIAL -- 13.1%
             Brascan Ltd., Notes, 7.375%
   2,450,000 due 10/1/02................      2,440,813
             Comdisco Inc., Notes:
   5,025,000 6.500% due 6/15/00.........      4,987,313
     325,000 5.750% due 2/15/01.........        313,219
             Enterprise, Notes, 6.350%
   2,675,000 due 1/15/01(a).............      2,631,531
             Falconbridge Ltd., 7.350%
   2,950,000 due 11/1/06................      2,950,089
             Georgia-Pacific Corp.,
             Debentures:
   1,950,000 9.850% due 6/15/97.........      1,971,177
   1,100,000 9.950% due 6/15/02.........      1,244,375
             ITT Corp., Notes,
   1,350,000 6.250% due 11/15/00........      1,319,625
   3,250,000 6.750% due 11/15/03........      3,160,625
             Methanex Corp., Notes,
   2,625,000 7.750% due 8/15/05.........      2,605,313

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 INDUSTRIAL -- 13.1% (CONTINUED)
 $ 5,975,000 News America Holdings, 8.500% due 2/15/05......   $  6,415,656
   3,000,000 Norwest Financial, Inc., 6.375% due 11/15/01...      2,966,250
   2,375,000 Novacor Chemical, Notes, 6.500% due 9/22/00....      2,348,281
             Sears Roebuck Acceptance Corp., 6.690% due
   5,335,000 4/30/01........................................      5,321,663
-------------------------------------------------------------------------------
                                                                 40,675,930
-------------------------------------------------------------------------------
 OIL -- 2.3%
   2,750,000 Kern River Funding Corp., 6.720% due 9/30/01...      2,722,500
             Occidental Petroleum Corp., Notes:
     700,000 9.500% due 8/15/97.............................        710,906
     125,000 5.850% due 11/9/98.............................        124,124
   2,100,000 5.900% due 11/9/98.............................      2,086,917
   1,600,000 5.950% due 11/9/98.............................      1,591,264
-------------------------------------------------------------------------------
                                                                  7,235,711
-------------------------------------------------------------------------------
 POWER & LIGHTING -- 1.3%
             FPL Group Capital Inc., Notes, 6.500% due
   2,000,000 7/1/97.........................................      2,006,340
             System Energy Resources, Notes:
   1,000,000 6.000% due 4/1/98..............................        992,500
   1,100,000 7.625% due 4/1/99..............................      1,113,750
-------------------------------------------------------------------------------
                                                                  4,112,590
-------------------------------------------------------------------------------
 REAL ESTATE -- 0.7%
   2,100,000 Taubman Realty Group Ltd., 8.000% due 6/15/99..      2,139,375
-------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS & NOTES (Cost --
              $195,451,339).................................    194,506,816
-------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 9.9%
-------------------------------------------------------------------------------
 FEDERAL HOME LOAN BANK (FHLB) -- 2.0%
     375,000 FHLB, 5.900% due 6/9/00........................        369,720
   2,925,000 FHLB, 5.000% due 10/20/00......................      2,850,851
   3,125,000 FHLB, 6.000% due 8/28/01.......................      2,949,344
-------------------------------------------------------------------------------
                                                                  6,169,915
-------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 0.0%
     116,864 FHLMC, 7.500% due 8/1/99.......................        119,019
-------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 3.6%
     804,583 FNMA, 8.000% due 4/1/02........................        819,412
   1,378,699 FNMA, 8.000% due 6/1/02........................      1,404,109
   2,760,233 FNMA, 7.205% due 6/1/06........................      2,780,935
   2,500,000 FNMA, 6.000% due 11/25/06......................      2,463,350
   1,723,576 FNMA, 7.000% due 11/1/23.......................      1,681,555
   1,808,243 FNMA, 7.000% due 5/1/24........................      1,764,144
     192,897 FNMA, 7.000% due 6/1/24........................        188,195
     171,629 FNMA, 7.000% due 12/1/24.......................        167,446
-------------------------------------------------------------------------------
                                                                 11,269,146
-------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 0.1%
     133,972 GNMA, 9.000% due 11/15/24......................        141,424
-------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.2%
   2,413,635 Chase Manhattan Corp., 7.600% due 7/18/28......      2,464,152
             Federal Deposit Insurance Co., REMIC Trust,
   1,608,802 7.850% due 9/25/25.............................      1,624,891
             Merrill Lynch Mortgage Investors, Inc., 8.917%
   2,650,000 due 11/25/20...................................      2,756,000
   2,294,000 Mortgage Capital Corp., 7.800% due 7/15/28.....      2,336,301
   3,385,093 Puttable Project, 7.430% due 6/1/24............      3,418,944

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.2% (CONTINUED)
             U.S. Department of Veteran Affairs:
 $   204,359 6.500% due 2/15/07.............................   $    204,239
     221,875 7.750% due 9/15/10.............................        223,507
-------------------------------------------------------------------------------
                                                                 13,028,034
-------------------------------------------------------------------------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost --
              $30,596,523)..................................     30,727,538
-------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES & OBLIGATIONS -- 24.6%
-------------------------------------------------------------------------------
 U.S. TREASURY NOTES -- 22.3%
   1,000,000 U.S. Treasury Notes, 5.875% due 4/30/98........      1,000,940
   2,400,000 U.S. Treasury Notes, 6.250% due 7/31/98........      2,411,688
   8,315,000 U.S. Treasury Notes, 5.125% due 11/30/98.......      8,196,761
   6,475,000 U.S. Treasury Notes, 5.750% due 12/31/98.......      6,451,107
   6,945,000 U.S. Treasury Notes, 6.875% due 7/31/99........      7,054,106
     200,000 U.S. Treasury Notes, 6.875% due 8/31/99........        203,258
     375,000 U.S. Treasury Notes, 5.625% due 1/30/00........        366,514
   5,000,000 U.S. Treasury Notes, 6.625% due 6/30/01........      5,048,800
   3,575,000 U.S. Treasury Notes, 6.375% due 8/15/02........      3,572,355
   9,925,000 U.S. Treasury Notes, 6.250% due 2/15/03........      9,846,890
  19,775,000 U.S. Treasury Notes, 5.750% due 8/15/03........     19,053,015
   6,000,000 U.S. Treasury Notes, 6.500% due 8/15/05........      5,976,540
-------------------------------------------------------------------------------
                                                                 69,181,974
-------------------------------------------------------------------------------
 U.S. TREASURY STRIPS -- 0.9%
             U.S. Treasury Strips, Zero coupon due
     125,000 11/15/99.......................................        106,055
   4,225,000 U.S. Treasury Strips, Zero coupon due 8/15/03..      2,807,132
-------------------------------------------------------------------------------
                                                                  2,913,187
-------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES -- 1.4%
             Government Trust Certificate, Resolution Trust
             Corp.:
     390,257 6.825% due 3/25/22.............................        387,819
     875,000 7.250% due 10/25/23............................        886,209
      43,152 9.000% due 9/25/28.............................         43,975
   3,100,000 7.500% due 10/25/28............................      3,111,625
-------------------------------------------------------------------------------
                                                                  4,429,628
-------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
             (Cost -- $77,121,715)..........................     76,524,789
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 REGIONAL GOVERNMENT OBLIGATION -- 1.2%
             Quebec Province, 7.500% due 7/15/02 (Cost --
 $ 3,500,000  $3,646,160)....................................  $  3,609,375
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.7%
   5,301,000 Chase Manhattan Bank, 5.317% due 3/3/97;
             Proceeds at maturity -- $5,303,349;
             (Fully collateralized by U.S Treasury Note,
             5.375% due 11/30/97;
             Market value -- $5,407,029) (Cost --
              $5,301,000)....................................     5,301,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
              $312,116,737**)................................  $310,669,518
-------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

            Repurchase Agreement 1.7% Corporate Bonds & Notes 62.6% Regional Government Obligation 1.2%
            Mortgage-Backed Securities 9.9%
            U.S. Government Agencies & Obligations 24.6%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                           LONG-TERM BOND INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 55.0%
 $ 6,290,000 U.S. Treasury Note, 10.625% due 8/15/15........   $  8,747,000
   1,985,000 U.S. Treasury Note, 9.875% due 11/15/15........      2,607,317
   8,400,000 U.S. Treasury Note, 7.500% due 11/15/16........      8,937,096
   8,755,000 U.S. Treasury Note, 8.750% due 5/15/17.........     10,493,568
   9,865,000 U.S. Treasury Note, 8.500% due 2/15/20.........     11,631,131
   7,075,000 U.S. Treasury Note, 8.750% due 5/15/20.........      8,549,288
   5,560,000 U.S. Treasury Bond, 12.000% due 8/15/13........      7,861,729
   5,900,000 U.S. Treasury Bond, 7.250% due 5/15/16.........      6,129,746
  14,285,000 U.S. Treasury Bond, 7.875% due 2/15/21.........     15,832,922
   9,200,000 U.S. Treasury Bond, 6.875% due 8/15/25.........      9,171,020
-------------------------------------------------------------------------------
             TOTAL U.S. TREASURY OBLIGATIONS (Cost --
               $90,179,125).................................     89,960,817
-------------------------------------------------------------------------------
 CORPORATE BONDS -- 43.5%
-------------------------------------------------------------------------------
 BANKING -- 6.2%
   2,875,000 Bank Austria AG, 7.250% due 2/15/17............      2,849,844
             International Bank of Reconstruction &
   3,350,000 Development, 8.250% due 9/1/16.................      3,768,750
   3,000,000 NCNB Corp., 9.375% due 9/15/09.................      3,528,750
-------------------------------------------------------------------------------
                                                                 10,147,344
-------------------------------------------------------------------------------
 CONSUMER SERVICES -- 1.5%
             Federal Express, 7.630% due 1/5/14, Convertible
   2,565,315 Bond...........................................      2,514,009
-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 12.5%
   3,300,000 American RE Corp., 7.450% due 12/15/26.........      3,238,125
   2,000,000 BT Capital Trust A, 7.900% due 1/15/27.........      1,947,500
   2,400,000 Continental Corp., 8.375% due 8/15/12..........      2,478,000
   1,425,000 Countrywide Capital, 8.000% due 12/15/26.......      1,421,438
   1,425,000 First of America Capital, 8.120% due 1/31/27...      1,432,125
             Metropolitan Life Insurance Co., 7.800% due
   3,700,000 11/1/25........................................      3,635,250
   2,500,000 Nationwide, 9.875% due 2/15/25.................      3,296,250
   3,025,000 World Financial Property, 6.950% due 9/1/13....      2,934,250
-------------------------------------------------------------------------------
                                                                 20,382,938
-------------------------------------------------------------------------------
 GAS -- 2.2%
             Columbia Gas Systems Inc., 7.320% due
   3,750,000 11/28/10.......................................      3,656,250
-------------------------------------------------------------------------------
 HEALTHCARE -- 4.3%
             Columbia/HCA Healthcare:
   3,150,000 9.000% due 12/15/14............................      3,606,750
   3,500,000 7.190% due 11/15/15............................      3,368,750
-------------------------------------------------------------------------------
                                                                  6,975,500
-------------------------------------------------------------------------------
 INDUSTRIAL -- 7.9%
   2,100,000 GCB Enersis SA, 7.400% due 12/1/16.............      2,018,625
   1,275,000 News America Holdings, 9.250% due 2/1/13.......      1,437,563
   2,850,000 Ogden Corp., 8.250% due 3/1/22.................      3,199,125
   2,075,000 Procter & Gamble, 9.360% due 1/1/21............      2,521,125
   3,800,000 Time Warner Entertainment, 8.375% due 7/15/33..      3,842,750
-------------------------------------------------------------------------------
                                                                 13,019,188
-------------------------------------------------------------------------------
 RETAIL -- 0.9%
   1,375,000 May Department Stores Co., 8.300% due 7/15/26..      1,409,375
-------------------------------------------------------------------------------
 TELEPHONE -- 3.8%
             Bellsouth Telecommunication, 7.000% due
   3,780,000 12/1/2095......................................      3,591,000
   3,000,000 New York Telephone, 6.700% due 11/1/23.........      2,692,500
-------------------------------------------------------------------------------
                                                                  6,283,500
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                           LONG-TERM BOND INVESTMENTS

-------------------------------------------------------------
    FACE
   AMOUNT               SECURITY                VALUE
-------------------------------------------------------------
 UTILITIES -- 4.2%
            Tennessee Valley Authority:
 $2,700,000 8.250% due 4/15/42.............  $  2,899,125
  4,075,000 7.250% due 7/15/43.............     3,912,000
-------------------------------------------------------------
                                                6,811,125
-------------------------------------------------------------
            TOTAL CORPORATE BONDS (Cost --
             $71,156,832)..................... 71,199,229
-------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.5%
  2,512,000 Chase Manhattan Bank, 5.317%
            due 3/3/97; Proceeds at
            maturity -- $2,513,113;
            (Fully collateralized by U.S.
            Treasury Notes, 5.375% due
            11/30/97;
            Market value -- $2,562,244)
            (Cost -- $2,512,000)...........     2,512,000
-------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
             (Cost -- $163,847,957**)......  $163,672,046
-------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

                           Corporate Bonds 43.5%
                           Repurchase Agreement 1.5%
                           Corporate Bonds 43.5%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATING                    SECURITY                         VALUE

-------------------------------------------------------------------------------
 ALABAMA -- 2.7%
 $1,200,000  AAA   Alabama Water Pollution Control Authority,
                    Revolving Loan, Series A, AMBAC-Insured,
                    5.250% due 8/15/10 ..........................   $ 1,188,000
-------------------------------------------------------------------------------
 ALASKA -- 2.3%
  1,000,000  AAA   Anchorage, AK GO, MBIA-Insured, 5.600% due
                    7/1/07.......................................     1,046,250
-------------------------------------------------------------------------------
 CONNECTICUT -- 4.6%
  1,000,000  Aaa*  Connecticut State Clean Water Fund, Sewer
                    Improvement Revenue, 5.750% due 12/1/13 .....     1,022,500
  1,000,000  AA-   Connecticut State Special Tax Obligation,
                    Series A, 5.400% due 9/1/10 .................     1,010,000
-------------------------------------------------------------------------------
                                                                      2,032,500
-------------------------------------------------------------------------------
 FLORIDA -- 13.0%
  1,200,000  AA    Florida State Board of Education, Series E,
                    5.700% due 6/1/14............................     1,225,500
  1,650,000  AAA   Lee County, FL Airport Revenue, AMBAC-Insured,
                    5.500% due 10/1/10...........................     1,676,813
  2,000,000  Aa*   Orlando, FL Utilities Commission, Water and
                    Electricity Revenue, 5.000% due 10/1/14......     1,887,500
  1,000,000  Aa*   St. Petersburg, FL Public Utilities Revenue,
                    Water and Sewer Revenue, 5.600% due
                    10/1/15......................................     1,007,500
-------------------------------------------------------------------------------
                                                                      5,797,313
-------------------------------------------------------------------------------
 GEORGIA -- 2.5%
  1,000,000  AAA   Atlanta, GA Airport Facilities Revenue, AMBAC-
                    Insured, 6.500% due 1/1/06...................     1,125,000
-------------------------------------------------------------------------------
 HAWAII -- 2.3%
  1,000,000  Aaa*  Honolulu, HI City & County GO, MBIA-Insured,
                    5.500% due 11/1/08...........................     1,012,500
-------------------------------------------------------------------------------
 ILLINOIS -- 2.2%
  1,000,000  AAA   Du Page County, IL Jail Revenue Refunding,
                    5.500% due 1/1/13 ...........................     1,000,000
-------------------------------------------------------------------------------
 INDIANA -- 4.3%
  1,200,000  AAA   Indiana State Office Commission, Health,
                    Hospital and Nursing Home Revenue, Series C,
                    AMBAC-Insured, 5.250% due 7/1/15.............     1,137,000
    750,000  AAA   Indianapolis, IN Airport, FGIC-Insured, 6.000%
                    due 7/1/06...................................       808,125
-------------------------------------------------------------------------------
                                                                      1,945,125
-------------------------------------------------------------------------------
 IOWA -- 6.2%
  1,650,000  Aaa*  Cedar Rapids, IA Revenue Bonds, Series A,
                    5.125% due 6/1/13............................     1,610,812
  1,100,000  AA+   Des Moines, IA GO Bonds, Series A, 6.000% due
                    6/1/12.......................................     1,142,625
-------------------------------------------------------------------------------
                                                                      2,753,437
-------------------------------------------------------------------------------
 MARYLAND -- 4.9%
  1,000,000  AA    Maryland Water Quality Financing
                    Administration, Revolving Loan, Series A,
                    5.500% due 9/1/11(a).........................     1,010,000
  1,200,000  Aa1*  Washington, MD Suburban Sanitation District,
                    GO Bonds Unlimited, 5.000% due 6/1/12........     1,158,000
-------------------------------------------------------------------------------
                                                                      2,168,000
-------------------------------------------------------------------------------
 MASSACHUSETTS -- 4.8%
                   Commonwealth of Massachusetts, Consolidated
                    Loan, Series A:
    725,000  A+    6.000% due 6/1/13.............................       746,750
    275,000  AAA   Pre-Refunded--Escrowed with U.S. Government
                    Securities to 6/1/02, Call @ 100,
                    6.000% due 6/1/13(b).........................       293,906
  1,100,000  Aa*   Massachusetts State Water Pollution Abatement
                    Trust, 5.300% due 8/1/09(a)..................     1,111,000
-------------------------------------------------------------------------------
                                                                      2,151,656
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATING                     SECURITY                        VALUE

-------------------------------------------------------------------------------
 MICHIGAN -- 5.9%
 $1,700,000 AA-     Michigan State Public Power Agency, Revenue
                     Bonds, Series A, 5.250% due 1/1/18..........   $ 1,604,375
  1,000,000 Aaa*    Utica, MI Community School GO Bonds, FGIC-
                     Insured, 5.250% due 5/1/09..................     1,008,750
-------------------------------------------------------------------------------
                                                                      2,613,125
-------------------------------------------------------------------------------
 NEVADA -- 2.4%
  1,000,000 AAA     Clark County, NV School District, FGIC-
                     Insured, 6.000% due 6/15/05.................     1,078,750
-------------------------------------------------------------------------------
 NEW JERSEY -- 5.2%
  1,200,000 AAA     Camden County, NJ Municipal Utilities
                     Authority, Sewer Revenue, FGIC-Insured,
                     5.000% due 7/15/09 .........................     1,188,000
  1,200,000 AAA     New Jersey State Transportation Trust Fund,
                     Series A, MBIA-Insured, 5.000% due
                     12/15/11....................................     1,152,000
-------------------------------------------------------------------------------
                                                                      2,340,000
-------------------------------------------------------------------------------
 NEW YORK -- 13.9%
  1,000,000 BBB+    New York City, NY GO Bonds, Series B, 5.700%
                     due 8/15/07.................................     1,006,250
    100,000 VMIG 1* New York City, NY GO Unlimited, Series E4,
                     3.450% due 8/1/20(c)........................       100,000
  2,000,000 Aa*     New York State Environmental Facilities
                     Corp., Series D, 5.875% due 6/15/14 ........     2,065,000
  1,000,000 A*      New York State GO Bonds, 5.500% due 7/15/12..       997,500
  1,000,000 A       New York State Local Government Assistance
                     Corp., Series A, 5.900% due 4/1/13 .........     1,026,250
  1,000,000 AA      Onondaga County, NY GO Bonds, 5.850% due
                     5/1/14 .....................................     1,036,250
-------------------------------------------------------------------------------
                                                                      6,231,250
-------------------------------------------------------------------------------
 PUERTO RICO -- 1.6%
    700,000 VMIG 1* Puerto Rico Government Development Bank,
                     2.950% due 12/1/15(c).......................       700,000
-------------------------------------------------------------------------------
 TEXAS -- 4.7%
    500,000 AAA     San Antonio, TX Water Revenue, Series B,
                     MBIA-Insured, 6.500% due 5/15/10............       541,875
  1,600,000 AAA     Texas State Water Development Board Revenue,
                     5.250% due 7/15/15..........................     1,548,000
-------------------------------------------------------------------------------
                                                                      2,089,875
-------------------------------------------------------------------------------
 VIRGINIA -- 2.2%
  1,000,000 Aa*     Newport News, VA GO Bonds, Water, Series E,
                     5.150% due 1/1/10(a)........................       993,750
-------------------------------------------------------------------------------
 WASHINGTON -- 9.2%
  1,000,000 AAA     Snohomish County, WA Public Utilities
                     Revenue, FGIC-Insured, 6.000% due 1/1/13....     1,036,250
  1,000,000 Aa*     Tacoma, WA Water Revenue Refunding, 5.500%
                     due 12/1/13 ................................     1,000,000
  1,000,000 AA      Washington State GO Bonds, Unlimited, Series
                     B, 5.750% due 5/1/13........................     1,020,000
  1,000,000 Aa*     Washington State Motor Vehicle Fuel Tax
                     Revenue, Series B, 5.700% due 7/1/11........     1,032,500
-------------------------------------------------------------------------------
                                                                      4,088,750
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATING                    SECURITY                         VALUE

-------------------------------------------------------------------------------
 WISCONSIN -- 5.1%
 $1,000,000  AA    Green Bay, WI GO Bonds, Series B, 5.900% due
                    4/1/10.......................................   $ 1,033,750
  1,300,000  AA    Wisconsin State GO Bonds, Series A, 5.000% due
                    5/1/11.......................................     1,259,375
-------------------------------------------------------------------------------
                                                                      2,293,125
-------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100% (Cost --
                    $44,152,066**)...............................   $44,648,406
-------------------------------------------------------------------------------

(a) Security segregated by Custodian for open purchase commitment.
(b) Pre-refunded bond escrowed by U.S government securities is considered to be triple-A rated even if issuer has not applied for new ratings.
(c) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
** Aggregate cost for Federal income tax purposes is substantially the same.

See page 15 for definition of ratings and certain security descriptions.

                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

                       Michigan 5.9%
                       New York 13.9%
                       Florida 13.0%
                       Maryland 4.9%
                       New Jersey 5.2%
                       Wisconsin 5.1%
                       Washington 9.2%
                       Iowa 6.2%
                       Other States & Puerto Rico 31.8%
                       Massachusetts 4.8%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 BOND RATINGS

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except that those identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moodys"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's--Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
    Capacity to pay interest and repay principal is extremely strong.
AA --Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A --Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's--Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa--Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa --Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A --Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

NR --Indicates that the bond is not rated by Standard & Poor's or Moody's.

 SHORT-TERM SECURITY RATINGS

VMIG 1
   --Moody's highest rating for issues having demand feature -- variable-
    rate demand obligation (VRDO).
P-1--Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 SECURITY DESCRIPTIONS

AMBAC
   --AMBAC Indemnity Corporation
FGIC
   --Financial Guaranty Insurance Company
GO --General Obligation
MBIA
   --Municipal Bond Investors Assurance Corporation
PCR--Pollution Control Revenue

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                          MORTGAGE BACKED INVESTMENTS

    FACE
   AMOUNT                        SECURITY                        VALUE
------------------------------------------------------------------------------

 MORTGAGE-BACKED SECURITIES -- 91.0%
------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 25.7%
 $ 3,057,268 FNMA, 5.500% due 11/1/06 - 11/1/08.............  $  2,865,211
   4,642,499 FNMA, 6.000% due 9/1/08 - 12/1/23..............     4,339,981
   6,402,120 FNMA, 6.500% due 3/1/09 - 8/1/23...............     6,158,300
   3,774,731 FNMA, 7.000% due 1/1/24........................     3,682,703
   6,897,373 FNMA, 7.500% due 12/1/06 - 9/1/23..............     6,897,360
   4,893,580 FNMA, 8.000% due 9/1/02 - 12/1/22..............     4,985,924
   1,657,108 FNMA, 8.500% due 6/1/06 - 6/1/17...............     1,718,404
   3,137,818 FNMA, 9.000% due 9/1/97 - 3/1/18...............     3,292,746
     779,198 FNMA, 9.500% due 4/1/01 - 11/1/21..............       836,699
      81,109 FNMA, 10.000% due 1/1/21.......................        88,739
     311,088 FNMA, 10.750% due 10/1/12......................       345,308
     158,488 FNMA, 12.500% due 6/1/15.......................       180,577
------------------------------------------------------------------------------
                                                                35,391,952
------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 48.5%
   1,733,085 FHLMC, 5.500% due 10/1/97 - 7/1/98.............     1,684,334
   1,548,170 FHLMC, 6.500% due 7/1/23.......................     1,476,072
  19,790,341 FHLMC, 7.000% due 11/1/22 - 5/1/26.............    19,345,059
  13,774,077 FHLMC, 7.500% due 12/1/12 - 1/1/27.............    13,791,262
  10,000,000 FHLMC, 7.500% due 6/1/25 (a)...................    10,012,500
  10,529,259 FHLMC, 8.000% due 5/1/06 - 2/1/22..............    10,762,179
   5,689,890 FHLMC, 8.500% due 12/1/06 - 2/1/18.............     5,899,676
   1,319,248 FHLMC, 9.000% due 12/1/04 - 7/1/11.............     1,382,071
   1,214,400 FHLMC, 9.500% due 10/1/08 - 8/1/16.............     1,305,910
     437,580 FHLMC, 10.000% due 4/1/09 - 10/1/09............       475,729
     228,413 FHLMC, 10.250% due 11/1/03 - 2/1/10............       249,969
     441,424 FHLMC, 11.000% due 4/1/00 - 10/1/00............       466,255
     106,386 FHLMC, 11.500% due 10/1/15.....................       120,117
------------------------------------------------------------------------------
                                                                66,971,133
------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 16.8%
   8,502,051 GNMA I, 7.000% due 4/15/23 - 3/15/26...........     8,292,154
     951,212 GNMA I, 8.000% due 1/15/14 - 9/15/22...........       970,532
     344,081 GNMA I, 8.500% due 5/15/17.....................       357,198
     326,184 GNMA I, 9.000% due 10/15/16 ...................       344,327
     651,590 GNMA I, 9.500% due 12/15/16 - 8/15/19..........       704,122
     211,470 GNMA I, 11.000% due 7/15/10 - 9/15/10..........       235,590
   8,222,948 GNMA II, 6.500% due 12/20/23 - 5/20/24 ........     7,768,055
   1,186,421 GNMA II, 7.000% due 11/20/16...................     1,151,197
   1,983,517 GNMA II, 8.500% due 6/20/16 - 1/20/17..........     2,044,252
   1,302,598 GNMA II, 9.000% due 4/20/17 - 11/20/21.........     1,365,280
------------------------------------------------------------------------------
                                                                23,232,707
------------------------------------------------------------------------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost --
              $126,510,796).................................   125,595,792
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                          MORTGAGE BACKED INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 9.0%
 $12,399,000 Chase Manhattan Bank, 5.317% due 3/3/97;
             Proceeds at maturity -- $12,404,494;
             (Fully collateralized by U.S. Treasury Notes,
             5.375% due 11/30/97;
             Market value -- $12,506,304) (Cost --
              $12,399,000)...................................  $ 12,399,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $138,909,796**)...............................  $137,994,792
-------------------------------------------------------------------------------

(a) Security is traded on a "to-be-announced" basis (See Note 11).
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

                           FNMA 25.7%
                           FHLMC 48.5%
                           GNMA 16.8%
                           Repurchase Agreement 9.0%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                              BALANCED INVESTMENTS

   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 COMMON STOCKS -- 73.9%
--------------------------------------------------------------------------------
 AEROSPACE -- 2.4%
     30,900 Raytheon Co. ..........................................  $ 1,456,163
--------------------------------------------------------------------------------
 AUTO TRUCKS & PARTS -- 0.8%
     22,200 New Holland N.V. ADR+..................................      513,375
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 2.0%
     27,900 Parker Hannifin Corp. .................................    1,220,625
--------------------------------------------------------------------------------
 CHEMICALS -- 3.3%
     22,000 ConAgra Inc. ..........................................    1,166,000
     14,300 Kerr McGee Corp. ......................................      895,537
--------------------------------------------------------------------------------
                                                                       2,061,537
--------------------------------------------------------------------------------
 COMPUTERS -- 2.3%
      9,700 International Business Machines Corp. .................    1,394,375
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 1.9%
     34,000 Masco Corp. ...........................................    1,194,250
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 5.8%
     48,600 American Greetings Corp., Class A Shares...............    1,506,600
     10,600 Eastman Kodak Co. .....................................      950,025
     10,400 Kimberly Clark Corp. ..................................    1,102,400
--------------------------------------------------------------------------------
                                                                       3,559,025
--------------------------------------------------------------------------------
 CONTAINERS -- 2.0%
     22,500 Crown Cork and Seal Inc. ..............................    1,248,750
--------------------------------------------------------------------------------
 ENGINEERING AND CONSTRUCTION -- 1.7%
     27,300 Foster Wheeler Corp. ..................................    1,064,700
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 8.2%
     13,000 Beneficial Corp. ......................................      898,625
     30,400 H.F. Ahmanson & Co. ...................................    1,250,200
     32,700 H&R Block Inc. ........................................      960,562
     24,400 Providian Corp. .......................................    1,363,350
     11,300 Summit Bancorp.........................................      539,575
--------------------------------------------------------------------------------
                                                                       5,012,312
--------------------------------------------------------------------------------
 HEALTHCARE -- 3.5%
     17,813 Novartis AG ADR+.......................................    1,010,888
        891 Novartis/CIBA Special Rights...........................       56,389
     28,660 Pharmacia & Upjohn Inc. ...............................    1,056,837
--------------------------------------------------------------------------------
                                                                       2,124,114
--------------------------------------------------------------------------------
 INSURANCE -- 1.5%
     15,000 Aon Corp. .............................................      950,625
--------------------------------------------------------------------------------
 OIL & GAS -- 8.0%
      7,000 Mobil Corp. ...........................................      859,250
     26,200 Repsol S.A. Sponsored ADR..............................      995,600
      2,200 Royal Dutch Petroleum Co., New York Shares.............      380,600
      7,750 Shell Transportation and Trading Co. ADR...............      785,656
     31,400 Union Pacific Resources................................      765,375
     42,000 USX Marathon Group.....................................    1,118,250
--------------------------------------------------------------------------------
                                                                       4,904,731
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                              BALANCED INVESTMENTS

   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 PUBLISHING -- 1.6%
     12,700 Gannett Co., Inc. .....................................  $ 1,012,825
--------------------------------------------------------------------------------
 RECREATION -- 2.1%
     44,500 Brunswick Corp. .......................................    1,273,813
--------------------------------------------------------------------------------
 RETAIL -- 6.3%
     31,100 American Stores Co. ...................................    1,391,725
     19,400 May Department Stores Co. .............................      904,525
     15,000 Nordstrom Inc. ........................................      551,250
     20,000 Tandy Corp. ...........................................    1,007,500
--------------------------------------------------------------------------------
                                                                       3,855,000
--------------------------------------------------------------------------------
 TECHNOLOGY -- 2.0%
     19,700 Xerox Corp. ...........................................    1,231,250
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 3.2%
      5,000 British Telecom PLC Sponsored ADR......................      348,750
     39,300 MCI Communications Inc. ...............................    1,404,975
      9,000 Tele Danmark A/S ADR...................................      238,500
--------------------------------------------------------------------------------
                                                                       1,992,225
--------------------------------------------------------------------------------
 TELEPHONE -- 1.6%
     17,000 SBC Communications, Inc. ..............................      977,500
--------------------------------------------------------------------------------
 TOBACCO -- 4.8%
     14,500 Loews Corp. ...........................................    1,480,812
     10,900 Philip Morris Cos., Inc. ..............................    1,472,863
--------------------------------------------------------------------------------
                                                                       2,953,675
--------------------------------------------------------------------------------
 TRANSPORTATION -- 5.4%
     14,500 Burlington Northern Santa Fe...........................    1,207,125
     31,000 Ryder Systems Inc. ....................................      976,500
     18,700 Union Pacific Corp. ...................................    1,126,675
--------------------------------------------------------------------------------
                                                                       3,310,300
--------------------------------------------------------------------------------
 UTILITIES -- 3.5%
     26,600 Edison International...................................      571,900
     25,200 PanEnergy Corp. .......................................    1,074,150
     22,500 PG & E Corp. ..........................................      517,500
--------------------------------------------------------------------------------
                                                                       2,163,550
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (Cost -- $36,106,953)..............   45,474,720
--------------------------------------------------------------------------------
    FACE
   AMOUNT                           SECURITY                            VALUE
--------------------------------------------------------------------------------
 U.S. TREASURY NOTES -- 11.1%
 $  900,000 U.S. Treasury Notes, 6.375% due 1/15/99................      906,093
    600,000 U.S. Treasury Notes, 7.000% due 4/15/99................      610,872
    600,000 U.S. Treasury Notes, 6.375% due 7/15/99................      603,390
  3,600,000 U.S. Treasury Notes, 6.375% due 1/15/00................    3,620,628
  1,100,000 U.S. Treasury Notes, 5.750% due 8/15/03................    1,059,839
--------------------------------------------------------------------------------
            TOTAL U.S. TREASURY NOTES (Cost -- $6,941,438).........    6,800,822
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                              BALANCED INVESTMENTS

    FACE
   AMOUNT                          SECURITY                            VALUE

-------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 8.9%
-------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.5%
 $  239,518 FHLMC, Group #E6-0341, 7.500% due 4/1/10.............   $   242,885
            FHLMC, Multiclass Mortgage PC:
    300,000 7.000% due 8/15/06...................................       299,490
    350,000 7.500% due 7/15/22...................................       352,384
-------------------------------------------------------------------------------
                                                                        894,759
-------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 7.4%
    408,796 GNMA, 9.000% due 5/20/16.............................       428,467
    366,276 GNMA, 9.000% due 7/20/16.............................       383,902
    218,515 GNMA, 9.000% due 3/15/20.............................       230,670
    280,729 GNMA, 9.000% due 3/20/20.............................       294,239
    236,945 GNMA, 9.000% due 5/15/20.............................       250,125
    638,326 GNMA, 9.000% due 6/15/20.............................       673,831
    629,511 GNMA, 9.000% due 6/15/21.............................       664,525
    237,328 GNMA, 8.500% due 12/15/21............................       246,375
    466,384 GNMA, 9.000% due 4/15/22.............................       492,324
    344,381 GNMA, 8.000% due 8/15/22.............................       351,376
    398,537 GNMA, 8.000% due 11/15/22............................       406,632
    122,285 GNMA, 9.000% due 6/15/25.............................       129,086
-------------------------------------------------------------------------------
                                                                      4,551,552
-------------------------------------------------------------------------------
            TOTAL MORTGAGE-BACKED SECURITIES (Cost -- $5,476,038)     5,446,311
-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 4.8%
-------------------------------------------------------------------------------
 BANKING -- 1.4%
    600,000 NationsBank Corp., Senior Note, 5.375% due 4/15/00...       581,250
    100,000 Norwest Corp., Bond, 5.750% due 3/15/98..............        99,735
            Salomon Brothers, Series C, Medium Term Note, 6.750%
    200,000 due 2/15/00..........................................       199,750
-------------------------------------------------------------------------------
                                                                        880,735
-------------------------------------------------------------------------------
 DISCOUNT STORES -- 0.2%
            Wal-Mart Stores Inc., Senior Note, 5.500% due
    100,000 3/1/98...............................................        99,647
-------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT -- 0.7%
    400,000 Texas Instruments, 6.875% due 7/15/00................       403,500
-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 2.0%
    100,000 Dean Witter Discover & Co., Note, 6.000% due 3/1/98..       100,074
            Ford Motor Credit Co., Notes:
    150,000 5.625% due 12/15/98..................................       148,749
    200,000 7.250% due 5/15/99...................................       203,750
    400,000 5.750% due 1/25/01...................................       387,500
    400,000 Household Finance Co., 6.450% due 3/15/01............       397,500
-------------------------------------------------------------------------------
                                                                      1,237,573
-------------------------------------------------------------------------------
 TECHNOLOGY -- 0.3%
    200,000 Lucent Technologies, 6.900% due 7/15/01..............       201,750
-------------------------------------------------------------------------------
 TOBACCO -- 0.2%
    100,000 Philip Morris Cos., Inc., Note, 7.375% due 2/15/99...       101,750
-------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS & NOTES (Cost -- $2,953,875)...     2,924,955
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                              BALANCED INVESTMENTS

    FACE
   AMOUNT                          SECURITY                            VALUE

-------------------------------------------------------------------------------
 REGIONAL GOVERNMENT OBLIGATION -- 0.3%
            Ontario Province, CDA, 5.700% due 10/1/97 (Cost --
   $200,000  $202,500)............................................  $   200,000
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.0%
    652,000 Chase Manhattan Bank, 5.317% due 3/3/97; Proceeds at
            maturity -- $652,289:
            (Fully collateralized by U.S. Treasury Notes, 5.375%
            due 11/30/97;
            Market value -- $665,041) (Cost -- $652,000)..........      652,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $52,332,804**).....  $61,498,808
-------------------------------------------------------------------------------

+ Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

                        Corporate Bonds & Notes 4.8%
                        Consumer Products 5.8%
                        Oil & Gas 8.0%
                        Financial Services 8.2%
                        Retail 6.3%
                        Transportation 5.4%
                        Telecommunications 3.2%
                        Chemicals 3.3%
                        Healthcare 3.5%
                        Other Common Stocks 21.9%
                        Utilities 3.5%
                        Tobacco 4.8%
                        Regional Government Obligation 0.3%
                        Repurchase Agreement 1.0%
                        U.S. Treasury Notes 11.1%
                        Mortgage-Backed Securities 8.9%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
 COMMON STOCKS -- 99.3%
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 6.3%
  38,700 Air Products & Chemicals, Inc. ........................  $    2,868,638
  16,100 AK Steel Holding Corp. ................................         579,600
  47,000 Alumax, Inc.+..........................................       1,838,875
  79,900 Aluminum Co. of America................................       5,692,875
 100,900 Bethlehem Steel Corp.+.................................         832,425
  90,400 Case Corp. ............................................       4,689,500
 149,900 Caterpillar, Inc. .....................................      11,748,413
   8,400 Cooper Cameron Corp.+..................................         550,200
 159,400 Cooper Tire & Rubber Co. ..............................       3,168,075
 149,350 Dow Chemical Co. ......................................      12,097,350
  81,500 Dresser Industries, Inc. ..............................       2,475,563
 169,400 E.I. du Pont de Nemours & Co. .........................      18,168,150
  73,600 Great Lakes Chemical Corp. ............................       3,413,200
  53,700 IMC Global, Inc. ......................................       1,872,788
  65,600 Imperial Chemical Sponsored ADR........................       3,271,800
  24,400 Lyondell Petrochemical Co. ............................         576,450
 146,653 Mark IV Industries, Inc. ..............................       3,409,682
  16,800 Morton International, Inc. ............................         693,000
  49,400 NGC Corp. .............................................         975,650
  60,800 Phelps Dodge Corp. ....................................       4,347,200
  55,500 Reynolds Metals Co. ...................................       3,482,625
  57,900 Rohm & Haas Co. .......................................       5,326,800
 196,500 Terra Industries, Inc. ................................       2,677,313
  31,500 Timken Corp. ..........................................       1,649,813
  14,200 Trinity Industries, Inc. ..............................         457,950
  91,000 Ultramar Diamond Shamrock Corp. .......................       2,775,500
 122,300 Union Carbide Corp. ...................................       5,778,675
 100,000 USX-U.S. Steel Group, Inc. ............................       3,137,500
  56,500 Weyerhaeuser Co. ......................................       2,613,125
--------------------------------------------------------------------------------
                                                                     111,168,735
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.9%
  49,700 Armstrong World Industries, Inc. ......................       3,423,088
  29,400 Avnet, Inc. ...........................................       1,837,500
 108,000 Boeing Co. ............................................      10,989,000
  59,700 Crane Co. .............................................       1,947,713
  99,100 Dana Corp. ............................................       3,072,100
 180,500 Deere & Co. ...........................................       7,693,813
  20,900 Eaton Corp. ...........................................       1,499,575
  43,300 Fleetwood Enterprises, Inc. ...........................       1,125,800
 208,900 General Instruments Corp.+.............................       4,961,375
  31,000 Hanson PLC ADR.........................................         689,750
  16,200 Harnischfeger Industries, Inc. ........................         710,775
 141,400 Ingersoll Rand Co. ....................................       6,716,500
  37,300 Johnson Controls, Inc. ................................       3,142,525
  20,500 Lafarge Corp. .........................................         476,625
 146,303 Lockheed Corp. ........................................      12,947,816
  85,600 McDonnell Douglas Corp. ...............................       5,435,600
  32,500 PACCAR, Inc. ..........................................       2,132,813
 230,900 Raytheon Co. ..........................................      10,881,163
  50,300 Textron, Inc. .........................................       4,960,838
  90,200 TRW, Inc. .............................................       4,724,225
 128,200 United Technologies Corp. .............................       9,647,050

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.9% (CONTINUED)
  38,600 Vulcan Materials Co. ..................................  $    2,499,350
  24,000 Warner-Lambert Co. ....................................       2,016,000
--------------------------------------------------------------------------------
                                                                     103,530,994
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 4.0%
  58,000 American Standard Co.+.................................       2,610,000
 412,594 Chrysler Corp. ........................................      13,976,622
 558,350 Ford Motor Co. ........................................      18,355,756
 349,950 General Motors Corp. ..................................      20,253,356
 131,800 Goodyear Tire & Rubber Co. ............................       6,952,450
 100,000 Masco Corp. ...........................................       3,512,500
 117,700 Maytag Corp. ..........................................       2,589,400
  89,500 Owens-Illinois, Inc.+..................................       2,159,188
--------------------------------------------------------------------------------
                                                                      70,409,272
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 5.9%
 107,800 American Greetings Corp., Class A Shares...............       3,341,800
 100,000 Anheuser-Busch Cos., Inc. .............................       4,450,000
 703,392 Archer Daniels Midland Co. ............................      13,012,750
 104,600 Black & Decker Corp. ..................................       3,307,975
 136,400 Brunswick Corp. .......................................       3,904,450
 111,000 Deluxe Corp. ..........................................       3,510,375
 183,300 Eastman Kodak Co. .....................................      16,428,263
  49,800 First Brands Corp. ....................................       1,238,775
  85,200 Fruit of the Loom, Inc., Class A Shares+...............       3,482,551
  18,000 Harris Corp. ..........................................       1,327,500
 138,200 Hasbro, Inc. ..........................................       5,908,050
 107,800 IBP, Inc. .............................................       2,506,350
  56,400 Liz Claiborne, Inc. ...................................       2,284,200
  42,000 Philip Morris Co. .....................................       5,675,250
 121,100 Polaroid Corp. ........................................       5,116,475
 554,430 RJR Nabisco Holdings Corp. ............................      20,305,999
  60,000 Shaw Industries, Inc. .................................         780,000
 108,600 Sonoco Product Co. ....................................       2,850,750
  82,600 Union Planters Corp. ..................................       3,696,350
--------------------------------------------------------------------------------
                                                                     103,127,863
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 0.9%
  73,100 Beverly Enterprises, Inc.+.............................       1,050,813
  92,500 Dun & Bradstreet Corp. ................................       2,266,250
 126,900 H&R Block, Inc. .......................................       3,727,688
  50,100 Host Marriott Corp.+...................................         901,800
  70,600 Pittston Brink's Group.................................       1,817,950
  80,200 Ryder Systems, Inc. ...................................       2,526,300
  96,800 Spelling Entertainment Group, Inc.+....................         605,000
  77,900 Viacom, Inc.+..........................................       2,745,975
--------------------------------------------------------------------------------
                                                                      15,641,776
--------------------------------------------------------------------------------
 DIVERSIFIED -- 1.9%
  84,700 Allied Signal, Inc. ...................................       6,119,575
  56,900 American Brands, Inc. .................................       2,994,363
  92,500 Cognizant Corp. .......................................       3,225,938
  31,000 Energy Group PLC Sponsored ADR+........................       1,054,000
  20,000 General Electric Co. ..................................       2,057,500
  60,100 Honeywell, Inc. .......................................       4,274,613
 123,700 ITT Corp.+.............................................       6,989,050
     500 Minnesota Mining & Manufacturing Co. ..................          46,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
 DIVERSIFIED -- 1.9% (CONTINUED)
  68,900 News Corp. Ltd. Sponsored ADR..........................  $    1,464,125
  79,000 Tenneco, Inc. .........................................       3,110,625
  21,500 Unisource Worldwide, Inc. .............................         462,250
  76,000 Whitman Corp. .........................................       1,786,000
--------------------------------------------------------------------------------
                                                                      33,584,039
--------------------------------------------------------------------------------
 ENERGY -- 10.9%
  14,850 Amerada Hess Corp. ....................................         792,619
 190,600 Amoco Corp. ...........................................      16,105,700
  64,400 Ashland Oil, Inc. .....................................       2,696,750
  70,900 Atlantic Richfield Co. ................................       8,862,500
  24,400 British Petroleum Co. PLC Sponsored ADR................       3,229,950
  56,100 Cabot Corp. ...........................................       1,318,350
  21,000 Calenergy, Inc.+.......................................         700,875
 183,300 Chevron Corp. .........................................      11,822,850
  18,200 Columbia Gas Systems, Inc. ............................       1,069,250
  50,450 Diamond Offshore Drilling, Inc.+.......................       2,976,550
  57,600 DTE Energy Co. ........................................       1,742,400
 119,400 Elf Aquitaine SA Sponsored ADR.........................       5,731,200
  84,000 Enron Corp. ...........................................       3,349,500
 457,500 Exxon Corp. ...........................................      45,692,813
  77,700 Halliburton Co. .......................................       5,021,363
  22,750 Kerr McGee Corp. ......................................       1,424,719
  18,500 Mapco, Inc. ...........................................         587,375
 174,200 Mobil Corp. ...........................................      21,383,050
  13,900 Murphy Oil Corp. ......................................         644,613
  16,400 Nicor, Inc. ...........................................         549,400
 121,350 Noble Drilling Corp.+..................................       2,153,963
 259,800 Occidental Petroleum Corp. ............................       6,624,900
 211,750 Oryx Energy Co.+.......................................       4,235,000
  78,800 Panenergy Corp. .......................................       3,358,850
  20,200 Pennzoil Co. ..........................................       1,158,975
  86,800 Reading & Bates Corp.+.................................       2,104,900
  28,200 Rowan Cos., Inc.+......................................         560,475
  62,350 Sonat, Inc. ...........................................       2,868,100
  19,300 Sun, Inc. .............................................         521,100
 122,000 Texaco, Inc. ..........................................      12,062,750
 175,500 Tosco Corp. ...........................................       4,892,063
  87,400 Union Texas Petroleum Holdings, Inc. ..................       1,616,900
 224,100 USX-Marathon Group.....................................       5,966,663
  75,000 Valero Energy Corp. ...................................       2,362,500
 161,400 Wheelabrator Technologies, Inc. .......................       2,299,950
  83,425 Williams Cos., Inc. ...................................       3,649,844
--------------------------------------------------------------------------------
                                                                     192,138,760
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 19.3%
  45,200 American Express Co. ..................................       2,954,950
  34,000 American General Corp. ................................       1,474,750
 174,900 Banc One Corp. ........................................       7,717,463
  20,200 Bancorp Hawaii, Inc. ..................................         888,800
 226,580 Bank of Boston Corp. ..................................      17,078,468
 127,000 Bank of New York, Inc. ................................       4,921,250
 222,600 BankAmerica Corp. .....................................      25,320,750
  57,300 Bankers Trust New York Corp. ..........................       5,199,975
  84,800 Banponce Corp. ........................................       3,052,800
  59,600 Barnett Banks, Inc. ...................................       2,756,500
 166,591 Bear Stearns Cos., Inc. ...............................       4,997,759

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 19.3% (CONTINUED)
  32,700 Beneficial Corp. ........................................  $  2,260,388
 251,304 Chase Manhattan Bank.....................................    25,161,813
 212,700 Citicorp, Inc. ..........................................    24,832,725
  31,700 Comdisco, Inc. ..........................................       986,663
  43,400 Comerica, Inc. ..........................................     2,609,425
  68,100 Compass Bancshares, Inc. ................................     3,038,963
 102,342 Corestates Financial Corp. ..............................     5,385,748
  85,300 Countrywide Credit Industries, Inc. .....................     2,484,363
 393,400 Dean Witter, Discover & Co. .............................    15,096,725
  40,000 Donaldson, Lufkin, Jenrette, Inc. .......................     1,720,000
  37,000 First Bank System, Inc. .................................     2,904,500
 202,695 First Chicago Corp. .....................................    11,857,658
  38,400 First Commerce Corp. ....................................     1,593,600
  97,200 First SEC Corp. .........................................     3,389,850
  61,400 First Tennessee National Corp. ..........................     2,870,450
 174,830 First Union Corp. .......................................    15,341,333
  78,100 Firstar Corp. ...........................................     2,391,813
 210,626 Fleet Financial Group, Inc. .............................    12,848,186
  32,700 Golden West Financial Corp. .............................     2,215,425
  87,850 Great Western Financial Corp. ...........................     3,854,419
  29,100 H.F. Ahmanson & Co. .....................................     1,196,738
  28,000 Household International, Inc. ...........................     2,712,500
  20,200 J.P. Morgan & Co., Inc. .................................     2,123,525
  88,900 Kansas City Southern Industries, Inc. ...................     4,667,250
 145,200 KeyCorp..................................................     7,768,200
  62,100 Lehman Brothers Holdings.................................     2,088,113
  79,000 Mellon Bank Corp. .......................................     6,349,625
 109,200 Merrill Lynch & Co., Inc. ...............................    10,483,200
  99,200 Morgan Stanley Group, Inc. ..............................     6,262,000
 139,900 National City Corp. .....................................     7,064,950
 421,200 NationsBank Corp. .......................................    25,219,350
 160,700 Norwest Corp. ...........................................     7,994,825
  88,800 PaineWebber Group, Inc. .................................     2,897,100
 132,000 PNC Bank Corp. ..........................................     5,593,500
  61,000 Republic New York Corp. .................................     5,665,376
  67,500 Salomon, Inc. ...........................................     3,754,688
  59,900 South Trust Corp. .......................................     2,373,538
  64,100 Standard Federal Bancorp.................................     3,693,763
  18,100 Unionbancal Corp. .......................................     1,090,525
  17,400 Wachovia Corp. ..........................................     1,059,225
 190,500 Washington Mutual, Inc. .................................    10,072,688
      33 Wells Fargo & Co. .......................................        10,040
--------------------------------------------------------------------------------
                                                                     339,348,231
--------------------------------------------------------------------------------
 FOOD/RESTAURANTS -- 0.7%
  99,400 American Stores Co. .....................................     4,448,150
 168,100 Darden Restaurants, Inc. ................................     1,218,725
  76,100 Dole Food Co. ...........................................     2,910,825
  22,750 Interstate Bakeries, Corp. ..............................     1,063,563
  53,000 Kroger Co.+..............................................     2,809,000
  41,700 Wendy's International, Inc. .............................       865,275
--------------------------------------------------------------------------------
                                                                      13,315,538
--------------------------------------------------------------------------------
 HEALTHCARE -- 4.8%
 118,600 Aetna, Inc. .............................................     9,828,976
  12,280 Allegiance Corp. ........................................       323,885
  52,100 Allergan, Inc. ..........................................     1,771,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                         SECURITY                             VALUE
-------------------------------------------------------------------------------
 HEALTHCARE -- 4.8% (CONTINUED)
 142,200 American Home Products Corp. .........................  $    9,100,800
  44,900 Baxter International, Inc. ...........................       2,065,400
 103,800 Becton Dickinson & Co. ...............................       5,112,150
 137,040 Bristol Myers Squibb Co. .............................      17,883,720
   2,650 CIBA Specialty Chemicals -- Special Rights+...........         167,711
  50,000 Foundation Health Corp.+..............................       1,887,500
   4,461 Fresenius Medical Care AG ADR+........................         140,522
  90,100 Mallinckrodt Group Inc. ..............................       3,829,250
  89,200 Meditrust, SBI Corp. .................................       3,434,200
  53,000 Novartis AG ADR.......................................       3,027,625
  22,500 Pacificare Health Systems, Inc., Class B Shares+......       1,884,375
 255,300 Pharmacia & Upjohn, Inc. .............................       9,414,188
  34,900 Schering-Plough Corp. ................................       2,674,213
 309,820 Tenet Healthcare Corp.+...............................       8,403,867
  70,370 Vencor, Inc.+.........................................       2,436,561
  26,300 Wellpoint Health Network, Inc.+.......................       1,127,613
-------------------------------------------------------------------------------
                                                                     84,513,956
-------------------------------------------------------------------------------
 INSURANCE -- 8.9%
   5,518 Alleghany Corp.+......................................       1,177,403
  52,100 Allmerica Financial Corp. ............................       1,947,238
 397,005 Allstate Corp. .......................................      25,160,192
  25,800 AMBAC, Inc. ..........................................       1,722,150
  60,900 American Financial Group, Inc. .......................       2,283,750
  19,300 American International Group, Inc. ...................       2,335,300
   1,200 American National Insurance Co. ......................          99,000
 187,100 Chubb Corp. ..........................................      10,968,738
 108,850 CIGNA Corp. ..........................................      16,640,444
  36,508 Cincinnati Financial Corp. ...........................       2,523,616
   7,300 CNA Financial Corp.+..................................         812,125
 175,600 Conseco, Inc. ........................................       6,892,300
 113,500 Equitable Cos., Inc. .................................       3,561,063
  80,200 Equitable of Iowa Cos. ...............................       4,260,625
 122,650 Everest Reinsurance Holdings, Inc. ...................       3,863,475
  43,800 General Resources Corp. ..............................       7,429,575
 174,200 ITT Hartford Group....................................      13,065,000
  27,900 ITT Industries Inc. ..................................         725,400
  75,100 Lincoln National Corp. ...............................       4,365,188
 138,050 Loews Corp. ..........................................      14,098,356
  31,900 MBIA, Inc. ...........................................       3,114,238
  47,100 Mercury General Corp. ................................       2,890,763
  35,200 Ohio Casualty Corp. ..................................       1,394,800
 110,100 Old Republic International Corp. .....................       2,986,463
  35,000 The PMI Group, Inc. ..................................       1,916,250
  69,600 Providian Corp. ......................................       3,888,900
 203,000 SAFECO Corp. .........................................       8,475,250
  34,400 St. Paul Cos., Inc. ..................................       2,322,000
  23,200 Torchmark Corp. ......................................       1,365,900
  47,400 Transamerica Corp. ...................................       4,153,425
  21,150 U.S. Life Corp. ......................................       1,007,269
-------------------------------------------------------------------------------
                                                                    157,446,196
-------------------------------------------------------------------------------
 MISCELLANEOUS -- 0.2%
 183,800 Health & Retirement Properties Trust..................       3,630,050
  41,400 International Game Technology.........................         724,500
-------------------------------------------------------------------------------
                                                                      4,354,550
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
 PAPER AND PAPER PRODUCTS -- 1.2%
  22,400 Consolidated Papers, Inc. .............................  $    1,134,000
   3,971 Deltic Timber Corp. ...................................          98,282
  38,500 International Paper Co. ...............................       1,607,375
 236,400 James River Corp. .....................................       7,742,100
  46,086 Kimberly Clark Corp. ..................................       4,885,116
  63,000 Louisiana Pacific Corp. ...............................       1,338,750
  22,433 Mead Corp. ............................................       1,306,722
  46,850 Westvaco Corp. ........................................       1,382,075
  15,000 Williamette Industries, Inc. ..........................         960,000
--------------------------------------------------------------------------------
                                                                      20,454,420
--------------------------------------------------------------------------------
 POLLUTION CONTROL -- 0.4%
 175,500 Browning Ferris Industries, Inc. ......................       5,506,313
  67,000 WMX Technologies, Inc. ................................       2,118,875
--------------------------------------------------------------------------------
                                                                       7,625,188
--------------------------------------------------------------------------------
 PUBLISHING -- 1.0%
  19,800 Central Newspapers, Inc. ..............................         910,800
 143,400 Knight Ridder, Inc. ...................................       5,700,150
  70,700 McGraw Hill Cos., Inc. ................................       3,667,563
  77,300 New York Times Co. ....................................       3,439,850
  64,828 Times Mirror Co., Class A Shares.......................       3,338,642
--------------------------------------------------------------------------------
                                                                      17,057,005
--------------------------------------------------------------------------------
 RETAIL -- 4.2%
  98,700 Costco Cos., Inc.+.....................................       2,529,188
 157,600 Dayton Hudson Corp. ...................................       6,619,200
 146,500 Dillard Department Stores, Inc., Class A Shares........       4,413,313
 166,800 Federated Department Stores, Inc.+.....................       5,796,300
  37,400 Footstar, Inc.+........................................         944,350
  23,600 Great Atlantic & Pacific Tea Co., Inc. ................         702,100
  76,800 Harcourt General, Inc. ................................       3,619,200
  29,400 J.C. Penney, Inc. .....................................       1,447,950
 259,000 Limited, Inc. .........................................       4,921,000
  49,200 Payless Shoe Source, Inc.+.............................       2,115,600
  92,500 Rite Aid Corp..........................................       3,896,563
 153,500 Sears Roebuck & Co. ...................................       8,327,375
  24,600 Spiegel Inc., Class A Non-Voting Shares+...............         166,050
 107,000 Supervalu, Inc. .......................................       3,317,000
  41,900 Tandy Corp. ...........................................       2,110,713
 166,500 Toys R Us, Inc.+.......................................       4,329,000
  67,900 VF Corp. ..............................................       4,719,050
 299,000 Wal-Mart Stores, Inc. .................................       7,886,125
 343,100 Woolworth Corp.+.......................................       7,162,213
--------------------------------------------------------------------------------
                                                                      75,022,290
--------------------------------------------------------------------------------
 TECHNOLOGY -- 5.1%
  27,500 Arrow Electronics, Inc.+...............................       1,543,438
 105,100 Compaq Computer Corp.+.................................       8,329,175
  70,600 Digital Equipment Corp.+...............................       2,312,150
  32,000 Frontier Corp. ........................................         708,000
  52,250 Imation Corp.+.........................................       1,391,156
 233,800 International Business Machines Corp. .................      33,608,750
  12,700 KLA Instruments Corp.+.................................         529,431
  52,150 Litton Industries, Inc.+...............................       2,242,450
   9,062 NCR Corp.+.............................................         299,046
 206,700 Novell, Inc.+..........................................       2,092,838

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
 TECHNOLOGY -- 5.1% (CONTINUED)
 137,300 Philips Electronics NV.................................  $    6,178,500
  80,000 Pitney Bowes, Inc. ....................................       4,970,000
  95,000 Read Rite Corp.+.......................................       2,915,313
 241,800 Seagate Technology, Inc.+..............................      11,425,050
 132,800 Silicon Graphics, Inc.+................................       3,203,800
  91,600 Storage Technology Corp.+..............................       3,824,300
  58,300 Tektronix, Inc. .......................................       2,842,125
  19,000 Tencor Instruments+....................................         761,188
  26,800 Western Digital Corp.+.................................       1,581,200
--------------------------------------------------------------------------------
                                                                      90,757,910
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 8.1%
 270,200 Alcatel Alsthom, Inc. .................................       5,539,100
 284,250 Ameritech Corp. .......................................      18,120,938
 177,000 AT&T Corp. ............................................       7,057,875
 239,100 Bell Atlantic Corp. ...................................      16,527,788
 321,400 Bell South Corp. ......................................      15,065,625
  17,800 Century Telephone Enterprises, Inc. ...................         545,125
 395,000 GTE Corp. .............................................      18,466,250
  47,126 Lucent Technologies, Inc. .............................       2,538,913
  85,900 MCI Communications Corp. ..............................       3,070,925
  76,100 Nokia Corp. Sponsored ADR..............................       4,451,850
 338,900 NYNEX Corp. ...........................................      17,453,350
 317,800 SBC Communications, Inc. ..............................      18,273,500
 113,400 Scientific Atlanta, Inc. ..............................       1,899,450
 197,900 Sprint Corp.+..........................................       9,004,450
 230,766 360 Communications Co.+................................       4,990,315
--------------------------------------------------------------------------------
                                                                     143,005,454
--------------------------------------------------------------------------------
 TRANSPORTATION -- 2.2%
  90,900 AMR Corp.+.............................................       7,147,013
  45,588 Conrail, Inc. .........................................       4,763,946
  14,100 Consolidated Freightways Corp.+........................         119,850
  28,200 Consolidated Freightways, Inc. ........................         697,950
 303,200 CSX Corp. .............................................      13,985,100
  72,750 Delta Air Lines, Inc. .................................       5,856,375
  38,800 Norfolk Southern Corp. ................................       3,535,650
  43,500 UAL Corp.+.............................................       2,468,625
  21,200 US Air Group, Inc.+....................................         418,700
--------------------------------------------------------------------------------
                                                                      38,993,209
--------------------------------------------------------------------------------
 UTILITIES -- 7.4%
  11,950 Allegheny Power System, Inc. ..........................         365,969
  42,200 Alltel Corp. ..........................................       1,492,825
  62,200 American Electric Power, Inc. .........................       2,596,850
 112,500 Boston Edison Co. .....................................       3,009,375
  85,100 Carolina Power & Light Co. ............................       3,159,338
 180,300 Centerior Energy Corp. ................................       1,870,613
 147,057 Cinergy Corp. .........................................       5,073,467
 171,450 CMS Energy Corp. ......................................       5,614,988
 108,200 Coastal Corp. .........................................       4,923,100
  62,200 Comsat Corp., Series 1.................................       1,632,750
 235,000 Consolidated Edison Co., New York Inc. ................       7,255,625
  14,350 Delmarva Power & Light Co. ............................         278,031
 109,950 DQE Inc. ..............................................       3,257,269
  28,150 Duke Power Co. ........................................       1,245,638
  94,500 Edison International...................................       2,031,706

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
 UTILITIES -- 7.4% (CONTINUED)
  56,000 Enova Corp. ...........................................  $    1,253,000
 348,050 Entergy Corp. .........................................       9,179,819
   5,300 Equitable Resources, Inc. .............................         157,013
  41,800 Florida Progress Corp. ................................       1,316,700
  61,300 FPL Group, Inc. .......................................       2,789,150
  96,800 General Public Utilities Corp. ........................       3,388,000
 186,000 Houston Industries, Inc. ..............................       4,324,500
 125,300 Illinova Corp. ........................................       3,132,500
  29,400 IPALCO Enterprises, Inc. ..............................         929,775
  11,450 KU Energy Corp. .......................................         343,500
  75,500 LG&E Energy Corp. .....................................       1,868,625
  39,800 Long Island Lighting Co. ..............................         915,400
  30,200 Montana Power Co. .....................................         660,625
  46,000 National Fuel Gas Co. .................................       1,978,000
  97,500 New England Electric System............................       3,400,313
  55,700 New York State Electric & Gas Corp. ...................       1,295,025
  10,250 Niagara Mohawk Power Corp.+............................         105,063
  84,300 Nipsco Industries, Inc. ...............................       3,361,463
     100 Northern States Power Co., Minnesota...................           4,763
  18,000 OGE Electric Corp. ....................................         758,250
  62,500 Ohio Edison Co. .......................................       1,406,250
  32,300 Pacificorp.............................................         666,188
 125,900 Phillips Petroleum Co..................................       5,209,113
 219,800 Pinnacle West Capital Corp.............................       6,868,750
  41,500 Public Service Co. Colorado............................       1,618,500
 159,800 Public Service Enterprise Group, Inc. .................       4,494,375
  42,200 Puget Sound Power & Light Co. .........................       1,070,825
  91,300 Questar Corp. .........................................       3,309,625
  36,700 SCANA Corp. ...........................................         958,788
 196,400 Southern Co. ..........................................       4,271,700
 228,300 Texas Utilities Co. ...................................       9,217,613
 160,700 Unicom Corp. ..........................................       3,575,575
  28,800 Washington Water Power Co. ............................         529,200
  33,500 Western Resources, Inc. ...............................       1,013,375
--------------------------------------------------------------------------------
                                                                     129,178,905
--------------------------------------------------------------------------------
         TOTAL COMMON STOCKS (Cost -- $1,367,543,370)...........   1,750,674,291
--------------------------------------------------------------------------------
 NON-CONVERTIBLE PREFERRED STOCK -- 0.0%
   6,350 Fresenius Medical Care AG (Cost -- $863)...............             635
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

    FACE
   AMOUNT                         SECURITY                           VALUE
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.7%
 $11,512,000 Chase Manhattan Bank, 5.317% due 3/3/97, Proceeds
             at maturity -- $11,517,101;
             (Fully collateralized by U.S. Treasury Notes,
             5.375% due 11/30/97;
             Market value -- $11,742,259) (Cost --
              $11,512,000).....................................  $   11,512,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $1,379,056,233**)...............................  $1,762,186,926
-------------------------------------------------------------------------------

+ Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

                           Basic Industries 6.3%
                           Capital Goods 5.9%
                           Consumer Products 5.9%
                           Energy 10.9%
                           Financial Services 19.3%
                           Insurance 8.9%
                           Utilities 7.4%
                           Telecommunications 8.1%
                           Technology 5.1%
                           Other Common Stocks 21.5%
                           Repurchase Agreement 0.7%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 COMMON STOCKS -- 95.3%
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 4.6%
 101,100 AES Corp. ............................................   $    6,609,413
   7,900 Apollo Group, Inc., Class A Shares....................          213,300
  67,400 Bemis, Inc. ..........................................        2,788,675
  23,000 Corrections Corp. of America..........................          655,500
  11,500 Dow Chemical Corp. ...................................          931,500
 212,050 Engelhard Corp. ......................................        4,691,606
  65,900 Foster Wheeler Co. ...................................        2,570,100
  31,100 Great Lakes Chemical Corp. ...........................        1,442,263
 238,300 Hercules Inc. ........................................       11,080,950
  18,300 Kimberly-Clark Corp. .................................        1,939,800
  20,500 Maxim Integrated Products, Inc. ......................        1,017,313
 344,000 Monsanto Co. .........................................       12,513,000
  64,900 Morton International, Inc. ...........................        2,677,125
 146,200 Nalco Chemical Co. ...................................        5,372,850
  14,900 PPG Industries, Inc. .................................          834,400
  71,800 Praxair, Inc. ........................................        3,491,275
  33,600 Read Rite Corp. ......................................        1,031,100
 150,500 Republic Industries Inc. .............................        5,342,750
 112,800 WMX Technologies, Inc. ...............................        3,567,300
  83,700 Worthington Industries, Inc. .........................        1,747,238
  22,100 Xerox Corp. ..........................................        1,381,248
--------------------------------------------------------------------------------
                                                                      71,898,706
--------------------------------------------------------------------------------
 BROADCASTING -- 0.4%
  88,400 British Sky Broadcasting Group........................        5,215,600
  68,287 Liberty Media, Class A Shares.........................        1,434,038
--------------------------------------------------------------------------------
                                                                       6,649,638
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 7.0%
  68,000 Boeing Co. ...........................................        6,919,000
  96,400 Dover Corp. ..........................................        4,783,850
  72,500 Fluor Corp. ..........................................        4,395,313
 558,400 General Electric Co.++................................       57,445,400
  42,500 Illinois Tool Works, Inc. ............................        3,585,938
  17,800 Minnesota Mining & Manufacturing Co. .................        1,637,600
  44,000 Newmont Mining Corp. .................................        2,090,000
  70,200 Nucor Corp. ..........................................        3,378,375
  40,600 Owens-Corning Fiberglass Corp.+.......................        1,720,425
 114,300 Pall Corp. ...........................................        2,486,025
  52,300 Tektronix Inc. .......................................        2,549,625
  88,650 Thermo Electron Corp. ................................        3,025,181
 164,800 Tyco International Ltd. ..............................        9,723,200
 198,000 Westinghouse Electric Corp. ..........................        3,415,500
  30,200 W.W. Grainger, Inc. ..................................        2,393,349
--------------------------------------------------------------------------------
                                                                     109,548,781
--------------------------------------------------------------------------------
 COMPUTER SERVICES -- 8.3%
  24,100 Adobe Systems, Inc. ..................................          879,650
  41,600 Altera Corp. .........................................        1,887,600
  57,900 Autodesk, Inc. .......................................        1,961,363
  86,200 Automatic Data Processing, Inc. ......................        3,674,275
  66,000 Bay Networks Inc. ....................................        1,254,000
  49,700 BMC Software Corp. ...................................        2,127,781
  39,450 Cadence Design Systems, Inc. .........................        1,454,719
 328,300 Ceridian Corp.+.......................................       12,844,738

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 COMPUTER SERVICES -- 8.3% (CONTINUED)
 127,900 EMC Corp. -- MASS.....................................   $    4,604,400
  15,000 Fore Systems, Inc.+...................................          502,500
  40,000 GTECH Holdings Corp.+.................................        1,255,000
 266,900 Hewlett-Packard Co. ..................................       14,946,400
 303,200 Intel Corp. ..........................................       43,016,500
  18,600 Intuit, Inc.+.........................................          420,825
  37,400 Iomega Corp. .........................................          579,700
  24,150 McAfee Associates, Inc. ..............................        1,107,881
 296,000 Microsoft Corp. ......................................       28,860,000
  24,800 Rational Software Corp. ..............................          641,700
   6,900 Shiva Corp.+..........................................          114,713
 157,800 Sun Microsystems+.....................................        4,872,075
  45,800 Sungard Data Systems Inc. ............................        2,324,350
  14,200 3Com Corp.+...........................................          470,152
  20,200 Western Digital Corp. ................................        1,191,800
--------------------------------------------------------------------------------
                                                                     130,992,122
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 1.2%
 141,100 Corning, Inc. ........................................        5,308,888
  59,300 Masco Corp. ..........................................        2,082,912
 138,000 Nike Inc., Class B Shares.............................        9,918,750
  30,000 Tupperware Corp.+.....................................        1,342,500
--------------------------------------------------------------------------------
                                                                      18,653,050
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 16.3%
 132,800 American Home Products Corp. .........................        7,830,550
  17,200 American Power Conversion Corp. ......................          359,050
  25,000 American Standard Co. ................................        1,125,000
  47,600 Campbell Soup Co. ....................................        4,289,950
  34,400 Clorox Co. ...........................................        4,110,800
 919,400 Coca-Cola Co.++.......................................       56,083,400
  81,400 Colgate-Palmolive Co. ................................        8,424,900
  20,600 ConAgra, Inc. ........................................        1,091,800
  30,700 CPC International, Inc. ..............................        2,582,638
  39,700 Crown Cork & Seal, Inc. ..............................        2,203,350
  72,200 Eastman Kodak Co. ....................................        6,470,925
  28,600 General Mills, Inc. ..................................        1,866,150
 293,300 Gillette Co. .........................................       23,207,363
  88,950 H.J. Heinz, Co. ......................................        3,702,544
  43,400 International Flavors & Fragrances, Inc. .............        2,012,675
  11,800 Kellogg Co. ..........................................          808,300
  82,343 Mattel, Inc. .........................................        2,048,282
 506,000 PepsiCo, Inc. ........................................       16,698,000
 362,300 Philip Morris Cos., Inc.++............................       48,955,788
  37,300 Pioneer Hi-Bred International, Inc. ..................        2,541,063
 173,500 Procter & Gamble Co. .................................       20,841,688
  48,200 Quaker Oats Co. ......................................        1,729,175
  52,300 Ralston-Purina Group..................................        4,295,138
  56,400 Rubbermaid, Inc. .....................................        1,346,550
 125,000 Safeway Inc. .........................................        6,015,625
  74,800 Sara Lee Corp. .......................................        2,898,500
  49,900 Sherwin-Williams Co. .................................        2,800,638
  26,500 Starbucks Corp. ......................................          891,062
 117,500 Sunglass Hut International Inc. ......................          851,875
 182,900 UST, Inc. ............................................        5,647,037
  79,300 Warner-Lamert Co. ....................................        6,661,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE

--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 16.3% (CONTINUED)
 106,700 Whitman Corp. ........................................   $    2,507,450
  44,700 Wm. Wrigley Jr. Co. ..................................        2,676,410
--------------------------------------------------------------------------------
                                                                     255,574,876
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 2.1%
  40,800 Accustaff, Inc.+......................................          846,600
  43,500 Checkpoint System Inc. ...............................          886,313
  62,400 Ecolab, Inc. .........................................        2,363,400
 200,100 HFS, Inc.+............................................       13,706,850
 166,650 La Quinta Inns Inc. ..................................        3,291,337
  53,000 Pitney Bowes, Inc. ...................................        3,292,625
 189,900 Service Corp. ........................................        5,507,100
  85,300 Sysco Corp. ..........................................        2,964,175
--------------------------------------------------------------------------------
                                                                      32,858,400
--------------------------------------------------------------------------------
 ENERGY -- 2.8%
  50,400 Burlington Resources, Inc. ...........................        2,211,300
  15,600 Chesapeake Energy Corp. ..............................          323,700
 248,000 Enron Corp............................................        9,889,000
  41,100 Ensco International Inc. .............................        1,782,713
 202,100 Global Marine, Inc.+..................................        3,764,112
  57,100 Halliburton Co. ......................................        3,690,088
 156,700 Oryx Energy Co. ......................................        3,134,000
 102,600 Phillips Petroleum Co. ...............................        4,245,075
  55,600 Pogo Producing Co. ...................................        1,911,250
  90,400 Reading Bates Corp. ..................................        2,192,200
  43,500 Republic Industries, Inc.+............................        1,544,250
  18,900 Smith International Inc. .............................          767,812
 158,400 Tosco Corp. ..........................................        4,415,400
  58,800 Unocal Corp. .........................................        2,271,150
  70,000 Varstar Resources, Inc. ..............................        2,030,000
--------------------------------------------------------------------------------
                                                                      44,172,050
--------------------------------------------------------------------------------
 ENTERTAINMENT -- 2.8%
  47,000 Brunswick Corp. ......................................        1,345,375
 103,600 Grand Casinos.........................................        1,139,600
 145,600 Hilton Hotels Corp. ..................................        3,658,200
  74,100 Marriott International, Inc. .........................        3,927,300
 137,800 Mirage Resorts, Inc.+.................................        3,427,775
  29,450 Promus Cos., Inc.+....................................        1,041,794
 105,500 Time Warner, Inc. ....................................        4,325,500
  69,000 Viacom, Inc. Class B Shares+..........................        2,432,250
 306,534 Walt Disney Co. ......................................       22,760,150
--------------------------------------------------------------------------------
                                                                      44,057,944
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 9.0%
  49,200 American Express Co. .................................        3,216,450
 115,150 American International Group, Inc. ...................       13,933,150
 106,600 Associates First Capital..............................        5,143,450
 103,800 Dean Witter, Discover & Co. ..........................        3,983,325
  75,000 Dow Jones & Co. ......................................        3,009,375
 342,000 Federal Home Loan Mortgage Corp. .....................       10,174,500
 573,900 Federal National Mortgage Association.................       22,956,000
 572,430 First Data Corp. .....................................       20,965,249
   9,300 General Resources Corp. ..............................        1,577,512
 101,600 Green Tree Financial..................................        3,810,000
  14,900 Household International...............................        1,443,438

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 9.0% (CONTINUED)
  69,700 H&R Block, Inc. ......................................   $    2,047,438
  57,200 Marsh & McLennan Cos., Inc. ..........................        6,692,400
 523,462 MBNA Corp. ...........................................       16,750,783
 174,700 MGIC Investment Corp. ................................       13,735,788
  94,200 Paychex, Inc. ........................................        4,097,700
  61,700 State Street Boston Corp. ............................        4,959,137
  10,000 Wells Fargo & Co. ....................................        3,042,500
--------------------------------------------------------------------------------
                                                                     141,538,195
--------------------------------------------------------------------------------
 HEALTHCARE -- 17.6%
 180,800 Abbott Laboratories+..................................       10,170,000
  11,297 Aetna, Inc. ..........................................          936,239
 256,300 Alza Corp.+...........................................        7,272,513
 135,000 Amgen, Inc. ..........................................        8,251,875
  90,100 Apria Healthcare Group Inc. ..........................        1,610,538
 134,000 Boston Scientific Corp.+..............................        8,877,500
  50,800 Bristol-Myers Squibb Co. .............................        6,629,400
  86,000 Cardinal Health, Inc. ................................        5,289,000
 279,900 Columbia/HCA Healthcare Corp. ........................       11,755,800
  97,800 Elan Corp. PLC ADR+...................................        3,386,325
 180,400 Eli Lilly & Co. ......................................       15,762,450
  34,000 Genzyme Corp.+........................................          875,500
  18,800 Guidant Corp. ........................................        1,259,600
  35,800 HBO & Co. ............................................        2,062,975
 125,000 Health Care & Retirement Corp.+.......................        3,390,625
  74,250 Health Management Associates, Inc., Class A Shares+...        1,967,625
 234,700 HealthSouth Rehabilitation+...........................        9,446,675
  20,300 Interneuron Pharmaceutical+...........................          555,713
  46,300 Ivax Corp. ...........................................          567,175
 475,100 Johnson & Johnson++...................................       27,377,638
 195,300 Mallinckrodt Group, Inc. .............................        8,300,250
  24,900 McKesson Corp. .......................................        1,649,625
 117,700 Medpartners, Inc. ....................................        2,589,400
 206,700 Medtronic, Inc. ......................................       13,383,825
 471,600 Merck & Co., Inc.++...................................       43,387,200
 118,800 Oxford Health Plans, Inc.+............................        6,623,100
 387,600 Pfizer, Inc. .........................................       35,513,850
 606,600 Pharmacia & Upjohn, Inc.++............................       22,368,375
  69,800 Physician Sales & Services, Inc. .....................        1,064,450
   6,800 Quintiles Transnational+..............................          444,550
  92,500 Schering-Plough Corp. ................................        7,087,812
  25,900 Shared Medical Systems Corp. .........................        1,414,788
  35,000 Stryker Corp. ........................................        1,015,000
  53,730 Tenet Healthcare Corp. ...............................        1,457,425
  12,900 Thermo Cardiosystems, Inc. ...........................          361,200
  45,700 United Healthcare Corp. ..............................        2,279,287
--------------------------------------------------------------------------------
                                                                     276,385,303
--------------------------------------------------------------------------------
 PRECIOUS METALS -- 0.2%
 131,200 Santa Fe Pacific Gold Corp. ..........................        2,460,000
--------------------------------------------------------------------------------
 PUBLISHING -- 0.5%
  44,000 Gannett, Inc. ........................................        3,509,000
  50,400 McGraw-Hill, Inc. ....................................        2,614,500
  60,400 Tribune Co. ..........................................        2,370,700
--------------------------------------------------------------------------------
                                                                       8,494,200
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 RESTAURANTS -- 0.6%
 223,800 McDonalds Corp. ......................................   $    9,679,350
--------------------------------------------------------------------------------
 RETAIL -- 5.9%
  54,000 Albertson's, Inc. ....................................        1,903,500
 142,000 AutoZone, Inc.+.......................................        3,514,500
  23,800 Avery Dennison Corp. .................................          960,925
  48,400 Avon Products, Inc. ..................................        2,819,300
  72,700 Circuit City Stores, Inc.+............................        2,271,875
  72,000 Cooper Tire & Rubber Co. .............................        1,431,000
  70,400 Costco Cos., Inc. ....................................        1,804,000
  63,000 CVS Corp. ............................................        2,913,750
   2,500 Dayton-Hudson Corp. ..................................          105,000
  12,800 Estee Lauder Co. Class A Shares.......................          595,200
  93,100 Gap, Inc. ............................................        3,072,300
  15,700 Gucci Group NV........................................        1,014,613
  27,800 Harcourt General, Inc. ...............................        1,310,075
 282,400 Home Depot, Inc. .....................................       15,390,800
 196,100 Ikon Office Solutions, Inc. ..........................        8,089,125
  67,000 Kohl's Corp. .........................................        3,082,000
  86,200 Kroger Co. ...........................................        4,568,600
  38,073 Limited, Inc. ........................................          723,387
  86,100 Lowe's Cos., Inc. ....................................        3,142,650
  11,136 Payless Shoesource, Inc. .............................          478,848
 112,000 Pep Boys Manny, Moe & Jack............................        3,654,000
  55,100 Safeway, Inc. ........................................        2,651,687
 136,100 Sears Roebuck & Co. ..................................        7,383,425
  69,800 TJX Cos. .............................................        2,914,150
  55,800 Tommy Hilfiger Corp. .................................        3,048,075
 345,000 Wal-Mart Stores, Inc. ................................        9,099,375
  94,600 Walgreen Co. .........................................        4,044,150
--------------------------------------------------------------------------------
                                                                      91,986,310
--------------------------------------------------------------------------------
 TECHNOLOGY -- 9.7%
  17,500 Advanced Micro Devices, Inc. .........................          627,813
  60,000 AMP, Inc. ............................................        2,332,500
  42,333 Analog Devices, Inc.+.................................          984,242
 131,575 Andrew Corp.+.........................................        7,236,625
  59,100 Applied Materials, Inc.+..............................        2,991,938
  16,500 C-Cube Microsystems...................................          480,563
  14,300 Cambridge Technology Partners.........................          343,200
  16,800 Centocor, Inc. .......................................          636,300
  40,900 Cirrus Logic, Inc. ...................................          554,706
 311,200 Cisco Systems, Inc.+..................................       17,310,500
 104,900 Compaq Computer Corp.+................................        8,313,325
  54,600 Compusa, Inc. ........................................        1,092,000
 154,025 Computer Association International, Inc...............        6,700,088
 100,300 Computer Sciences Corp.+..............................        6,770,250
  11,200 Compuware Corp. ......................................          697,200
  20,200 Cooper Cameron Corp. .................................        1,323,100
 439,300 CUC International, Inc.+..............................       10,488,288
  62,700 Danka Business Systems ADR+...........................        2,625,563
  52,700 Dell Computer Corp. ..................................        3,748,288
  23,200 Electronics For Imaging...............................          893,200
  48,100 General Instrument Corp. .............................        1,142,375
  64,300 Input/Output, Inc. ...................................        1,374,412
  48,500 LSI Logic Corp. ......................................        1,673,250
  71,300 Micron Technology, Inc. ..............................        2,673,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 9.7% (CONTINUED)
 206,300 Microsoft Corp.+......................................   $   20,114,250
  36,500 Millpore Corp. .......................................        1,574,062
  16,600 Nellcor, Inc. ........................................          288,425
  70,200 Novell, Inc.+.........................................          710,775
 331,975 Oracle Systems Corp.+.................................       13,030,018
  40,500 Pairgain Technologies, Inc. ..........................        1,197,280
  53,700 Perkin-Elmer Corp. ...................................        3,812,700
  49,000 Schlumberger Ltd. ....................................        4,930,625
  37,800 SCI Systems, Inc. ....................................        2,022,300
  60,400 Scientific-Atlanta, Inc. .............................        1,011,700
  69,200 Seagate Technology Inc. ..............................        3,269,700
  15,200 Security Dynamics Technologies........................          418,000
  48,900 Symbol Technologies, Inc.+............................        2,457,225
  30,800 Teradyne, Inc. .......................................          839,300
 115,800 Texas Instruments, Inc. ..............................        8,931,075
  26,300 U.S. Robotics Corp. ..................................        1,467,869
  61,800 Verifone Inc. ........................................        2,147,550
  28,000 Xilinx, Inc. .........................................        1,263,500
--------------------------------------------------------------------------------
                                                                     152,499,830
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 6.0%
  61,800 ADC Telecommunications, Inc.+.........................        1,668,600
 125,000 AirTouch Communications, Inc. ........................        3,406,250
 344,700 American Telephone Telegraph Corp. ...................       13,744,913
  71,000 Ascend Communications, Inc. ..........................        3,709,750
  24,400 Aspect Telecommunications.............................          606,950
 141,600 Cabletron Systems, Inc. ..............................        4,248,000
  27,300 Cascade Communications Co. ...........................          842,887
  32,400 Clear Channel Communications..........................        1,551,150
  52,100 DSC Communications Corp. .............................        1,094,100
 176,800 Frontier Corp. .......................................        3,911,700
 108,100 LCI International, Inc. ..............................        2,053,900
 328,400 LM Ericsson Tel, Class B Shares, ADR+.................       10,359,993
 238,511 Lucent Technologies, Inc. ............................       12,849,780
  30,400 MCI Communications Corp. .............................        1,086,800
 206,000 Motorola, Inc. .......................................       11,510,250
  84,500 Picturetel Corp. .....................................        1,330,875
  18,210 TCI Satellite Entertainment, Inc. ....................          145,680
 182,100 Tele-Communications, Inc., Class A Shares.............        2,162,432
 122,200 Tellabs, Inc. ........................................        4,872,725
  28,000 360 Communications Co. ...............................          605,500
 471,900 Worldcom, Inc. .......................................       12,564,337
--------------------------------------------------------------------------------
                                                                      94,326,572
--------------------------------------------------------------------------------
 TRANSPORTATION -- 0.3%
  22,900 Burlington Northern, Inc. ............................        1,906,425
  25,300 JLG Industries, Inc. .................................          468,050
 102,700 Southwest Airlines Co. ...............................        2,413,450
  31,081 Union Pacific Corp. ..................................          757,605
--------------------------------------------------------------------------------
                                                                       5,545,530
--------------------------------------------------------------------------------
         TOTAL COMMON STOCKS (Cost -- $1,123,859,863)..........    1,497,320,857
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

    FACE
   AMOUNT                         SECURITY                           VALUE
-------------------------------------------------------------------------------
 U.S. TREASURY BILLS -- 0.2%
 $ 2,100,000 U.S. Treasury Bill, 4.760% due 3/20/97............  $    2,094,724
     200,000 U.S. Treasury Bill, 4.870% due 3/20/97............         199,486
     200,000 U.S. Treasury Bill, 4.890% due 3/20/97............         199,484
-------------------------------------------------------------------------------
             TOTAL U.S. TREASURY BILLS (Cost -- $2,493,694)....       2,493,694
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 4.5%
  10,569,000 Chase Manhattan Bank, 5.317% due 3/3/97; Proceeds
             at Maturity -- $10,573,683;
             (Fully collateralized by U.S. Treasury Bill due
             11/30/97;
             Market value -- $10,780,398)......................      10,569,000
  60,000,000 CS First Boston, 5.327% due 3/3/97; Proceeds at
             Maturity -- $60,026,635;
             (Fully collateralized by U.S. Treasury Bill due
             5/15/99;
             Market value -- $61,227,314)......................      60,000,000
-------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS (Cost --
               $70,569,000)....................................      70,569,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $1,196,922,557**)...............................  $1,570,383,551
-------------------------------------------------------------------------------

+ Non-income producing security.
++ Security serves as collateral for futures contracts.
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

                           Consumer Products 16.3%
                           Computer Services 8.3%
                           Financial Services
                           Healthcare 17.6%
                           Retail 5.9%
                           Technology 9.7%
                           Telecommunications 6.0%
                           U.S. Treasury Bills 0.2%
                           Other Common Stocks 15.5%
                           Repurchase Agreement 4.5%
                           Capital Goods 7.0%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 COMMON STOCKS -- 98.8%
--------------------------------------------------------------------------------
 BANKING -- 8.2%
   6,400 American Federal Bank....................................  $    184,800
   1,625 Anchor Bancorp Wisconsin Inc. ...........................        73,125
  18,628 Associated Banc-Corp. ...................................       891,816
  21,603 AST Research Inc. .......................................       101,264
  26,055 BancorpSouth Inc. .......................................       749,081
   5,700 Bankers Corp. ...........................................       140,363
   4,400 Banknorth Group Inc. ....................................       198,000
   1,540 Brenton Banks Inc. ......................................        42,735
     500 CBT Corp. ...............................................        11,625
  11,900 Centura Banks Inc. ......................................       520,625
   3,204 Citfed Bancorp Inc. .....................................       110,138
  13,971 Citizens Banking Corp., Michigan.........................       454,058
     800 Citizens Corp. ..........................................        19,900
   6,527 CNB Bancshares Inc. .....................................       248,026
  98,717 Collective Bancorp, Inc. ................................     4,059,737
  43,470 Colonial Bancgroup Inc. .................................       988,943
   7,938 Commerce Bancorp Inc. ...................................       239,132
 113,800 Commercial Federal.......................................     4,082,575
   3,300 Commonwealth Bancorp.....................................        52,388
   3,100 Community First Bankshares Inc. .........................        95,325
   6,843 Community Trust Bank.....................................       187,327
  26,100 Corus Bancorp............................................       900,450
  16,300 Cullen Frost Bankers Inc. ...............................       581,706
  20,700 Dauphin Deposits.........................................       877,163
   8,700 First Citizens BancShares Inc. ..........................       672,075
  15,069 First Colorado Bancorp...................................       258,057
   4,970 First Financial Bancorp..................................       167,738
   2,125 First Financial Bankshares Inc. .........................        82,875
  15,800 First Hawaiian Inc. .....................................       525,350
  14,097 First Michigan Bank Corp. ...............................       426,434
   5,000 First Midwest Bancorp Inc. ..............................       158,125
   3,000 First Western Bancorp Inc. ..............................        88,500
   5,798 Firstbank of Illinois Co. ...............................       215,976
 105,250 Firstbank Puerto Rico San Juan...........................     2,960,156
   4,100 Firstfed Financial Corp.+................................       106,600
   5,842 Guaranty National Corp. .................................       104,426
     800 Harris Savings Bank......................................        17,300
   2,800 Homeland Bankshares Corp. ...............................       119,000
  10,692 Imperial Bancorp.........................................       279,328
   5,343 Liberty Bancorp Inc. ....................................       278,504
  16,800 Long Island Bancorp Inc. ................................       615,300
   5,512 MAF Bancorp Inc. ........................................       223,925
  21,162 Magna Bancorp Inc. ......................................       396,787
   8,000 Mark Twain Bancshares Inc. ..............................       437,000
   6,200 ML Bancorp Inc. .........................................       105,400
     600 National Bancorp Alaska Inc. ............................        42,600
   3,440 National City Bancshares Inc. ...........................       115,670
  13,856 National Commerce Bancorp................................       620,056
   9,600 New York Bancorp Inc. ...................................       309,600
  33,402 Northfork Bancorp+.......................................     1,356,956
  11,259 Old National Bancorp.....................................       416,583
  10,100 Onbancorp Inc. ..........................................       450,712
  11,500 One Valley Bancorp West Virginia Inc. ...................       458,562
   5,500 Peoples Bank Bridgeport..................................       189,750
  15,752 Provident Bancorp Inc. ..................................       586,762

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 BANKING -- 8.2% (CONTINUED)
   6,955 Provident Bankshares Corp. ..............................  $    290,371
   7,156 Queens County Bancorp Inc. ..............................       406,103
 111,573 RCSB Financial, Inc. ....................................     3,751,642
  14,017 Republic Bancorp Inc. ...................................       188,353
  16,400 Riggs National Corp. ....................................       326,975
   6,153 S & T Bancorp Inc. ......................................       218,431
  19,268 St. Paul Bancorp Inc. ...................................       510,602
   3,100 Silicon Valley Bancshares Inc. ..........................       117,025
 350,306 Sovereign Bancorp Inc. ..................................     4,422,618
   1,753 Sumitomo Bank of California..............................        51,275
  19,715 Susquehanna Bancshares Inc. .............................       702,347
   7,302 Trustco Bank Corp. New York..............................       156,993
   6,248 United Bankshares Inc. ..................................       212,432
  17,118 United Carolina Bancshares Inc. .........................       746,773
   3,974 US Bancorp Inc. Pennsylvania.............................       189,758
   8,596 US Trust Corp. New York..................................       404,012
   4,936 Wesbanco Inc. ...........................................       160,420
   8,659 Westamerica Bancorp......................................       580,153
--------------------------------------------------------------------------------
                                                                      42,032,692
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 13.3%
   4,600 Acme Metals Inc.+........................................        75,900
  90,000 Allied Products Corp. ...................................     2,632,500
 102,000 A.M. Castle & Co. .......................................     2,129,250
  51,815 Amax Gold Inc. ..........................................       395,089
   7,981 Amcast Industrial Corp. .................................       184,561
   3,500 AMCOL International Corp. ...............................        66,063
  65,300 Armco Inc. ..............................................       269,363
  16,923 Ball Corp. ..............................................       427,306
  46,100 Barnes Group Inc. .......................................     3,071,413
 140,224 Battle Mountain Gold.....................................     1,034,152
   8,555 Belden & Blake...........................................       192,488
  17,800 Birmingham Steel Corp. ..................................       322,625
   8,200 Brush Wellman Inc. ......................................       144,525
  70,500 Butler Manufacturing Co. ................................     2,555,625
  16,500 Calgon Carbon Corp. .....................................       185,625
   8,200 Calmat Co. ..............................................       149,650
   3,300 Cambrex Corp. ...........................................       110,550
 105,000 Caraustar Industries Inc. ...............................     3,123,750
  10,700 Carpenter Technology Corp. ..............................       390,550
   2,100 Chaparral Steel Co. .....................................        25,725
   5,100 Chemfirst................................................       116,025
  12,700 Chesapeake Corp. ........................................       376,238
  85,898 Cleveland Cliffs Inc. ...................................     3,693,614
  17,853 Cincinnati Milacron Inc. ................................       383,840
   5,100 Cliffs Drilling..........................................       236,513
   8,600 Coeur d'Alene Mines Corp. ...............................       156,950
  44,200 Collins & Aikman Corp.+..................................       348,075
 118,036 Commercial Metal Co. ....................................     3,423,044
  13,600 Cone Mills Corp.+........................................       107,100
  21,029 Crompton & Knowles.......................................       399,551
  24,835 CSS Industries Inc.+.....................................       689,171
   8,200 Dames & Moore Inc. ......................................       112,750
  15,900 Dexter Corp. ............................................       469,050
   3,892 Fab Industries Inc. .....................................       109,949
   4,000 Fibreboard Corp.+........................................       133,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 BASIC INDUSTRIES -- 13.3% (CONTINUED)
 100,000 Fleetwood Enterprises....................................  $  2,600,000
   6,025 Florida Rock Industries Inc. ............................       205,603
   4,121 Foamex International Inc.+...............................        76,754
   8,500 Freeport McMoRan Inc. ...................................       231,625
  40,700 Furniture Brands International...........................       600,325
   7,873 Furon Co. ...............................................       174,190
  10,285 GATX Corp. ..............................................       503,965
   7,231 General Binding Corp. ...................................       226,873
  10,236 Geneva Steel Co., Class A Shares+........................        23,031
  13,900 Geon Co. ................................................       298,850
  13,700 Greif Brothers Corp., Class A Shares.....................       414,425
  95,000 Guilford Mills Inc. .....................................     2,719,375
   7,900 Handy & Harman...........................................       130,350
   8,600 HB Fuller................................................       419,250
  32,044 Hecla Mining Co.+........................................       228,314
   5,826 Huntco Inc. .............................................        66,999
   9,015 Interpool Inc. ..........................................       214,106
  14,948 J & L Specialty Steel Inc. ..............................       207,404
   9,089 Kaiser Aluminum Corp.+...................................       113,613
  13,126 Lawter International Inc. ...............................       152,590
   1,500 LeaRonal Inc. ...........................................        36,188
   6,500 Lilly Industries Inc., Class A Shares....................       125,937
   5,100 Lone Star Industries Inc. ...............................       221,212
  13,080 Lukens Inc. .............................................       243,615
   1,700 Maxxam Inc. .............................................        81,812
  15,580 McClatchy Newspapers Inc., Class A Shares................       371,972
   7,108 Medusa Corp. ............................................       283,431
  15,600 Miller Herman Inc.+......................................     1,025,700
   5,336 Mine Safety Appliances Co. ..............................       310,822
  19,272 Mississippi Chemical Corp. ..............................       472,164
   8,200 Mohawk Industries Inc.+..................................       216,275
  88,636 Mosinee Paper Corp. .....................................     2,947,147
  10,425 Mueller Industries Inc.+.................................       449,578
   8,300 NAC Re Corp. ............................................       305,025
  41,100 NACCO Industries Inc., Class A Shares....................     2,229,675
  12,700 National Steel Corp., Class B Shares.....................       106,362
   3,535 NCH Corp. ...............................................       210,332
  12,302 NL Industries Inc. ......................................       139,935
   8,400 OM Group Inc. ...........................................       243,600
  14,940 Oregon Steel Metals Inc. ................................       253,980
   2,602 Petrolite Corp. .........................................       150,916
  10,899 Ply Gem Industries Inc. .................................       155,311
  13,162 Pope & Talbot Inc. ......................................       204,011
  11,730 Precision Castparts Corp. ...............................       574,770
 120,673 Quanex Corp. ............................................     3,228,003
   2,744 Reliance Steel & Aluminum................................        84,721
   9,188 Rexene Foods, Inc. ......................................       121,741
  26,810 Rock-Tenn Co., Class A Shares............................       529,497
   7,668 Rogue Steel Co., Class A Shares..........................       123,646
   6,417 Sanderson Farms Inc. ....................................       108,287
   5,031 Schnitzer Steel Industries Inc., Class A Shares..........       139,610
  20,318 Schulman Inc. ...........................................       393,661
   5,494 Shiloh Industries Inc.+..................................        96,145
   2,669 Simpson Manufacturing Inc.+..............................        68,059
  13,714 Steel Technologies Inc. .................................       149,140
  10,303 Stepan Chemical Co. .....................................       199,621
  64,805 Texas Industries Inc. ...................................     3,774,891

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 BASIC INDUSTRIES -- 13.3% (CONTINUED)
  61,050 Thiokol Corp. ...........................................  $  3,403,537
   8,241 Timberland Co., Class A Shares+..........................       333,760
  13,399 TJ International Inc. ...................................       271,330
  13,397 Tredegar Industries Inc. ................................       537,555
 180,196 Universal Forest Products Inc. ..........................     2,545,268
 137,278 Wellman Inc. ............................................     2,402,365
  12,265 Westpoint Stevens Inc., Class A Shares...................       423,142
   8,037 Whittaker Corp.+.........................................        81,375
  15,344 WHX Corp.+...............................................       124,670
   2,007 Wolverine Tube Inc.+.....................................        73,757
--------------------------------------------------------------------------------
                                                                      68,423,273
--------------------------------------------------------------------------------

 CAPITAL GOODS -- 10.0%
  10,800 AAR Corp. ...............................................       275,400
  12,600 Albany International Corp., Class A Shares...............       274,050
   4,900 American Annuity Group Inc. .............................        74,725
  12,334 American Mobile Satellite Corp. .........................       168,051
   1,800 Ameron International Corp. ..............................        87,525
  88,529 A.O. Smith Corp. ........................................     2,976,788
  17,160 Apogee Enterprises Inc. .................................       341,055
   7,050 Applied Industrial.......................................       217,669
   2,300 Aptargroup Inc. .........................................        91,425
  10,788 Arctic Cat Inc. .........................................       103,835
  15,296 Argonaut Group Inc. .....................................       439,760
  19,207 Arvin Industries Inc. ...................................       451,365
   4,300 Avondale Industries Inc.+................................        88,688
   9,900 Baldor Electric Co. .....................................       245,025
  15,457 Bassett Furniture Industries Inc. .......................       382,561
   6,100 BMC West Corp.+..........................................        76,250
   3,300 BRC Holdings Inc. .......................................       117,975
  60,000 Blount International, Inc. ..............................     2,505,000
  14,623 Centex Corp. ............................................       590,404
   4,500 Centex Construction Products Inc. .......................        76,500
   6,700 Commercial Intertech Corp. ..............................        85,425
   1,400 Computer Language Research Inc. .........................        19,600
 139,734 Continental Homes Holding Corp. .........................     2,969,348
   7,920 Cubic Corp. .............................................       187,110
     800 Curtiss Wright Corp. ....................................        42,000
   6,500 Daniel Industries........................................        79,625
   3,524 DT Industries Inc. ......................................       103,958
  12,201 Duriron Co. .............................................       272,997
  13,400 Duty Free International Inc. ............................       190,950
   7,740 Elcor Corp.+.............................................       187,695
 300,000 Fedders Corp. ...........................................     1,912,500
  26,051 Giddings & Lewis Inc. ...................................       359,829
  18,344 Goulds Pumps Inc. .......................................       432,231
   6,300 Granite Construction Inc. ...............................       113,006
  50,000 Hardinge Inc. ...........................................     1,325,000
  56,420 Harman International Industries Inc. ....................     2,574,163
   2,500 Hughes Supply Inc. ......................................        87,813
  12,941 Intelligent Electronics Inc. ............................        45,293
  23,608 International Cabletel Inc.+.............................       457,405
   4,303 Ionics Inc.+.............................................       212,461
  15,787 Juno Lighting Inc. ......................................       236,805
  13,600 Justin Industries Inc. ..................................       158,100
 146,952 Kaman Corp., Class A Shares..............................     2,020,590
  22,300 Kaufman & Broad Home Corp. ..............................       314,987

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CAPITAL GOODS -- 10.0% (CONTINUED)
  13,365 Kennametal Inc. .........................................  $    547,965
  75,000 Kysor Industrial Corp. ..................................     3,206,250
   5,603 Lawson Products Inc. ....................................       123,266
  11,700 Lennar Corp. ............................................       295,425
  11,699 Lincoln Electric Co. ....................................       425,551
   7,424 L.S. Starrett Co., Class A Shares........................       221,792
  24,242 MascoTech Inc. ..........................................       460,598
   2,546 Matthews International Corp., Class A Shares.............        72,561
   3,656 Metricom Inc. ...........................................        42,958
   6,609 Mikasa Inc.+.............................................        66,090
  60,000 Mississippi Chemical.....................................     1,470,000
   9,840 Modine Manufacturing.....................................       270,600
   6,981 Morrison Knudsen Corp. ..................................        69,810
   3,505 National Presto Industries Inc. .........................       131,876
  44,495 Navistar International...................................       428,264
   7,800 NVR Inc.+................................................        99,450
  10,178 Pacific Scientific Co. ..................................       138,675
   2,500 Park Ohio Industries+....................................        35,937
   8,054 Pittway Corp., Class A Shares............................       426,862
   1,935 Plantronics Inc.+........................................        84,656
 143,257 Regal Beloit Corp. ......................................     3,205,375
  11,116 Rexel Inc.+..............................................       200,088
   2,870 Robbins & Myers Inc. ....................................        78,925
  12,700 Rohr Inc.+...............................................       230,187
   7,556 Skywest Inc. ............................................        92,089
   3,021 Specialty Equipment Cos., Inc.+..........................        39,651
   8,278 SPS Technologies Inc.+...................................       529,792
  11,819 SPX Corp. ...............................................       542,197
  25,206 Standard Pacific Corp. ..................................       195,346
  20,186 Stewart & Stevenson Servicing............................       527,359
   5,425 Stone & Webster Inc. ....................................       195,300
  45,000 Tecumseh Products Co. ...................................     2,576,250
  13,075 Teleflex Inc. ...........................................       686,437
   8,889 Toll Brothers Inc.+......................................       172,224
   2,808 Tremont Corp. ...........................................        95,121
  14,507 Trinova..................................................       538,572
   8,500 US Home Corp.+...........................................       230,562
  10,468 Valmont Industries Inc. .................................       442,273
 100,000 Varlen Corp. ............................................     1,900,000
  72,782 Wyle Electronics Co. ....................................     2,665,641
 128,135 Zurn Industries Inc. ....................................     3,283,459
--------------------------------------------------------------------------------
                                                                      51,018,376
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 5.4%
  11,900 BE Aerospace Inc.+.......................................       288,575
   8,581 Buckeye Cellulose Corp. .................................       258,503
  12,081 BW/IP Holdings, Inc. ....................................       193,296
  14,400 CML Group Inc. ..........................................        36,000
   2,300 Cross AT Co., Class A Shares.............................        27,600
   2,900 Detroit Diesel Corp. ....................................        50,388
   9,460 Donaldson Inc. ..........................................       318,093
   9,400 Ethan Allen Interiors Inc. ..............................       431,225
  10,182 Exide Corp. .............................................       199,822
  23,500 Federal Mogul Corp. .....................................       578,688
   5,154 Forest City Enterprises..................................       249,969
 153,500 GenCorp Inc. ............................................     2,897,313
   7,407 Hunt Manufacturing Co. ..................................       132,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER DURABLES -- 5.4% (CONTINUED)
   8,000 Interface Inc., Class A Shares...........................  $    185,000
   8,000 Jostens Inc. ............................................       172,000
   3,038 K2 Inc. .................................................        83,925
   6,200 LaZBoy Chair Co. ........................................       214,675
  28,942 Longview Fiber Co. ......................................       444,983
  16,200 Mesa Airlines Inc. ......................................       103,275
  22,183 Myers Industries Inc. ...................................       363,247
   8,253 Oneida Ltd. .............................................       156,807
   7,200 Oshkosh B Gosh Inc., Class A Shares......................       111,600
 117,458 Outboard Marine Corp. ...................................     1,703,141
  13,900 Pulte Corp. .............................................       474,338
  80,000 Riser Foods Inc., Class A Shares.........................     2,500,000
   8,878 Rival Co. ...............................................       189,767
   9,364 Russ Berrie & Co., Inc. .................................       202,497
  18,970 Ryland Group Inc. .......................................       239,496
   7,800 Samsonite Corp. .........................................       370,500
   5,598 Sequa Corp., Class A Shares+.............................       219,721
  15,789 Simpson Industries Inc. .................................       153,943
   9,858 Skyline Corp. ...........................................       237,824
 103,966 Southdown Inc. ..........................................     3,716,784
   6,500 Springs Industries Inc. .................................       286,812
  75,689 Standard Motor Products Inc. ............................     1,050,185
  12,818 Standard Products Co. ...................................       301,223
 100,042 Stanhome Inc. ...........................................     2,538,566
  13,914 Stant Corp. .............................................       191,317
 170,000 Sturm Ruger & Co. .......................................     2,953,750
  15,413 TBC Corp.+...............................................       136,790
  10,556 Thomas Industries Inc. ..................................       261,261
   4,594 Thor Industries Inc. ....................................       118,295
   6,757 VMR Scientific Products..................................        92,909
   8,562 Walbro Corp. ............................................       156,256
  15,311 Watts Industries Inc. ...................................       396,172
 200,000 Winnebago Industries Inc. ...............................     1,425,000
   7,479 Wynns International Inc. ................................       154,254
  26,749 Zenith Electronics Corp.+................................       257,459
--------------------------------------------------------------------------------
                                                                      27,825,644
--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 6.4%
   5,500 Acceptance Insurance Cos. Inc.+..........................       116,188
   6,749 Acclaim Entertainment Inc. ..............................        35,854
   7,200 Angelica Corp. ..........................................       140,400
   5,218 Best Buy Co., Inc. ......................................        48,267
  20,167 Bob Evans Farms..........................................       274,775
   5,900 Bombay Co. ..............................................        29,500
 161,400 Brown Group Inc. ........................................     2,622,750
   6,434 Buffets Inc. ............................................        46,244
  11,900 Burlington Coat Factory Wholesale Corp.+.................       178,500
  35,279 Burlington Industries Inc.+..............................       454,217
   3,470 Canandaigua Wine Co. ....................................       115,378
  16,400 Carter Wallace Inc. .....................................       235,750
  20,900 Chiquita Brands International Inc. ......................       282,150
   6,200 Church & Dwight Inc. ....................................       165,075
   4,400 Coca-Cola Bottling Co. ..................................       189,200
  29,606 Coors Adolph Co., Class B Shares.........................       632,828
  25,091 Dean Foods...............................................       818,594
   9,100 Dekalb Genetics Corp. ...................................       593,775
 110,000 Dimon Inc. ..............................................     2,585,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER NON-DURABLES -- 6.4% (CONTINUED)
     300 Earthgrains Co. .........................................  $     16,425
  11,798 Felcor Suite Hotels Inc. ................................       399,657
  12,813 Fieldcrest Cannon Inc.+..................................       206,610
  23,578 Fleming Cos., Inc. ......................................       412,615
   2,885 Florida East Coast Industries............................       281,648
  28,750 Flowers Industries Inc. .................................       664,844
   7,003 Foodbrands America Inc.+.................................        98,917
  17,800 Fred Meyer Inc. .........................................       705,325
  35,000 Garan Inc. ..............................................       691,250
  24,636 Griffon Corp.+...........................................       344,904
  20,315 Handelman Co. ...........................................       177,756
  17,100 Hartmarx Corp.+..........................................        96,188
  19,049 Helig Meyers.............................................       269,067
   4,000 Houghton Mifflin Co. ....................................       220,500
   3,939 HSN Inc. ................................................       101,429
  18,905 Hudson Foods Inc. .......................................       330,838
   6,275 Ingles Markets Inc., Class A Shares......................        94,125
 129,858 International Multifoods Corp. ..........................     2,743,250
     698 J.C. Penney Corp. .......................................        34,376
  17,977 J.M. Smucker Co. ........................................       298,868
     809 JP Foodservice Inc. .....................................        22,955
  12,100 Kellwood Co. ............................................       285,863
  17,123 Kimball International Inc., Class B Shares...............       676,358
   1,000 Lands' End Inc. .........................................        27,750
 117,100 Merrill Corp. ...........................................     2,810,400
  10,485 Michaels Foods Inc. .....................................       116,646
  10,435 O'Sullivan Corp. ........................................        92,611
   5,900 Pepsi-Cola, Puerto Rico..................................        25,075
  21,424 Phillips Van Heusen Corp. ...............................       273,156
   6,350 Pilgrims Pride Corp. ....................................        70,644
  75,000 Pillowtex Corp. .........................................     1,190,625
  31,210 Premark International....................................       737,336
  12,946 Ralcorp Holdings Inc.+...................................       137,551
   3,805 Rite-Aid Corp. ..........................................       160,286
   2,282 Riviana Foods, Inc. .....................................        41,076
   1,162 Robert Mondavi Corp., Class A Shares.....................        47,642
  18,792 Savannah Foods & Industries Inc. ........................       274,833
     333 Seaboard Corp. ..........................................        85,248
   3,700 Sovran Self Storage Inc. ................................       114,237
  34,709 Stride Rite Corp. .......................................       416,508
  80,295 Toro Co. ................................................     2,780,214
   9,786 Toy Biz Inc. ............................................       172,478
  29,159 Tyco Toys Inc.+..........................................       328,039
  97,350 Universal Corp. .........................................     3,066,525
  14,166 Universal Foods Corp. ...................................       488,727
  16,610 Windmere Corp. ..........................................       207,625
  13,238 WLR Foods Inc. ..........................................       156,374
--------------------------------------------------------------------------------
                                                                      32,559,819
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 7.9%
   3,368 Aaron Rents Inc., Class A Shares.........................        37,048
  12,702 ABM Industries Inc. .....................................       238,163
   1,600 Ackerley Communications Inc. ............................        19,800
   2,700 Adelphia Communications Corp., Class A Shares+...........        16,200
   1,400 Advo Inc. ...............................................        18,025
     900 Alexanders Inc.+.........................................        65,250
  19,600 Allwaste Inc.+...........................................       120,050

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER SERVICES -- 7.9% (CONTINUED)
   5,300 Ann Taylor Stores Corp.+.................................  $    106,000
   6,750 Arbor Drugs Inc. ........................................       129,938
 130,000 ASA Holdings Inc. .......................................     2,941,250
     200 Ascent Entertainment.....................................         2,650
  10,600 Aviall Inc. .............................................       117,925
  25,400 Aztar Corp.+.............................................       187,325
  21,200 Banta Corp. .............................................       535,300
     200 Berlitz International Inc.+..............................         4,050
  16,359 BJ Services Co.+.........................................       650,270
   4,800 Blair Corp. .............................................        87,000
  81,486 Borg Warner Automotive Inc. .............................     3,218,697
 126,600 Bowne & Co., Inc. .......................................     3,418,200
  12,983 C Tec Corp.+.............................................       370,016
   6,200 Carmike Cinemas Inc., Class A Shares+....................       158,875
  11,800 Carson Pirie Scott & Co.+................................       321,550
   8,602 Casino America...........................................        26,344
   4,300 Casino Magic Corp.+......................................        10,884
   8,800 Cato Corp., Class A Shares...............................        42,900
   4,000 Century Communications Corp., Class A Shares+............        20,250
   1,300 Chancellor Broadcasting..................................        35,425
  75,321 Charming Shoppes Inc.+...................................       334,237
  13,900 CMAC Investment Corp. ...................................       486,500
   7,300 CPI Corp. ...............................................       134,138
     900 Dart Group Corp., Class A Shares.........................        81,225
     300 Data Processing Resource.................................         5,888
 150,541 Del E. Webb Corp. .......................................     2,427,474
   2,400 Delchamps Inc. ..........................................        48,000
  11,800 Dress Barn Inc.+.........................................       202,075
   6,629 E Town Corp. ............................................       197,213
  10,400 Eagle Hardware & Garden Inc.+............................       202,800
  13,542 Egghead Inc.+............................................        69,403
   6,900 Equity Inns Inc. ........................................        93,150
   9,747 Exabyte Corp. ...........................................       106,608
  11,400 Fabric Centers of America Inc., Class A Shares...........       186,675
  25,900 Family Dollar Stores Inc. ...............................       611,888
  29,500 Fingerhut Cos., Inc. ....................................       431,438
   9,879 Franklin Quest Co. ......................................       206,224
   5,005 GC Cos., Inc.+...........................................       188,939
  10,000 Gibson Greetings Inc.+...................................       206,250
  16,695 Golden Books Family Entertainment........................       156,516
     400 Grey Advertising Inc. ...................................       111,200
     703 Halliburton Co. .........................................        45,431
  15,116 Hancock Fabric Inc. .....................................       190,840
  12,390 Hartford Steam Broiler Inc. .............................       566,842
   5,009 Harveys Casino Resorts...................................        77,639
   3,200 Hearx Ltd. ..............................................         7,600
  21,400 Hechinger Co., Class A Shares............................        34,106
  12,489 Hollywood Park Inc.+.....................................       174,846
  12,600 Hospitality Properties Trust.............................       407,925
  10,600 Huffy Corp. .............................................       139,125
  15,774 John H. Harland Co. .....................................       477,163
   9,798 Jones Intercable Inc. ...................................        95,530
   6,559 Jumbosports Inc.+........................................        39,354
  12,531 Libbey Inc. .............................................       375,930
  16,800 Longs Drug Stores Corp. .................................       426,300
 129,000 Luby's Cafeterias Inc. ..................................     2,628,375
  15,700 MacFrugal's Bargains Close Out Inc.+.....................       425,862

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER SERVICES -- 7.9% (CONTINUED)
  23,393 Marcus Corp. ............................................  $    508,798
  20,000 Marsh Supermarkets Inc. .................................       270,000
   9,051 Michaels Stores Inc.+....................................       133,502
   5,800 MicroAge Inc.+...........................................        75,400
  12,324 Mobile Telecommunications................................        95,511
  26,329 MobileMedia Corp. .......................................        33,734
   6,934 Morningstar Group........................................       159,482
  92,668 Nash Finch Co. ..........................................     1,818,609
   8,074 New England Business Service Inc. .......................       181,665
  31,500 Payless Cashways Inc.+...................................        63,000
   7,411 People's Choice TV Corp. ................................        28,718
  25,493 Pier 1 Imports Inc. .....................................       442,941
   5,707 Pinkertons Inc.+.........................................       150,522
  22,806 Players International Inc. ..............................       122,582
  14,702 Pool Energy Services Co.+................................       203,990
  16,074 Prime Hospitality Corp.+.................................       265,221
  14,771 Proffits Inc.+...........................................       478,211
  59,296 Rollins Environmental Services Inc.+.....................       163,064
  18,681 Ross Stores Inc. ........................................       896,688
   7,001 Ruby Tuesday Inc. .......................................       120,767
  23,663 Ruddick Corp. ...........................................       378,608
  52,755 Ryans Family Steak Houses Inc.+..........................       389,068
  22,287 Rykoff-Sexton............................................       390,022
  34,997 Safety-Kleen Corp. ......................................       629,946
  16,490 Scotts Co., Class A Shares+..............................       350,412
  78,392 Service Merchandise Inc.+................................       284,171
  32,393 Shoney's Inc.+...........................................       267,242
 157,259 Shopko Stores Inc. ......................................     2,457,172
  11,555 Showbiz Pizza Time Inc. .................................       242,655
   8,648 Showboat Inc. ...........................................       177,284
   9,032 The Sports Authority Inc. ...............................       172,737
  17,288 Storage USA Inc. ........................................       633,173
   7,196 Strawbridge & Clothier Co., Class A Shares...............       111,538
  14,979 True North Communications Inc. ..........................       299,580
  19,905 Tuboscope Vetco International Corp.+.....................       258,765
   8,843 Unifirst Corp. ..........................................       177,965
  13,800 Valassis Communications Inc.+............................       267,375
  10,694 Value City Department Stores Inc.+.......................        86,889
  16,297 Valuevision International Inc., Class A Shares...........        72,318
  23,400 Waban Inc.+..............................................       669,825
   8,665 World Color Press Inc. ..................................       183,048
  21,406 Zale Corp.+..............................................       396,011
--------------------------------------------------------------------------------
                                                                      40,608,303
--------------------------------------------------------------------------------
 ENERGY -- 6.7%
   8,000 ACX Technologies Inc. ...................................       153,000
 126,100 Aquila Gas Pipeline Corp. ...............................     1,655,063
  17,536 Arcadian Corp. ..........................................       458,128
   6,104 Ashland Coal Inc. .......................................       156,415
  24,504 Atlantic Energy Inc. ....................................       419,631
   6,100 Berry Petroleum Co. .....................................        89,975
  16,053 Cabot Oil & Gas Corp., Class A Shares....................       254,841
   4,725 Caere Corp. .............................................        49,613
   1,000 Cairn Energy USA Inc. ...................................         9,750
  16,900 Camco International Inc. ................................       652,763
   5,400 Capsure Holdings Corp. ..................................        59,400
   4,200 Cascade Corp. ...........................................        68,775

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 ENERGY -- 6.7% (CONTINUED)
  90,000 Charter Power Systems....................................  $  2,958,750
   2,800 Crown Central Petroleum Corp., Class A Shares............        36,750
   9,400 Destec Energy Inc.+......................................       195,050
   1,282 DII Group, Inc.+.........................................        34,935
   7,885 Dravo Corp.+.............................................        98,563
  96,100 Eastern Enterprises......................................     3,231,362
   6,136 Getty Petroleum Corp. ...................................       119,652
  18,500 Helmerich & Payne Inc. ..................................       781,625
   1,455 Hondo Oil & Gas Co.+.....................................        17,460
  21,636 Kelley Oil & Gas Corp. ..................................        54,090
  15,333 Keystone International...................................       289,410
   6,439 Louis Dreyfus Natural Gas Corp.+.........................       103,829
  16,997 Magnetek Inc.+...........................................       282,575
  39,398 Mesa Inc.+...............................................       241,313
 140,640 Mitchell Energy & Development............................     3,013,440
 135,000 The Montana Power Co. ...................................     2,953,125
 160,000 Monterey Resources.......................................     2,520,000
   5,845 North Carolina Natural Gas Corp. ........................       187,771
   5,713 Nuevo Energy Co.+........................................       237,089
   4,000 NUI Corp. ...............................................        84,000
   3,629 Oceaneering International Inc.+..........................        57,610
 132,288 Offshore Logistics Inc.+.................................     2,414,256
  26,366 Ogden Corp. .............................................       537,207
  27,662 Parker & Parsley Petroleum Co. ..........................       816,029
  41,617 Parker Drilling Co. .....................................       348,542
  45,000 Penn Virginia Corp. .....................................     2,002,500
  12,206 Petroleum Heat & Power Inc., Class A Shares..............        67,133
  33,837 Quaker State Corp. ......................................       494,866
  25,879 Seagull Energy Corp.+....................................       475,527
   8,591 Seitel Inc. .............................................       292,094
  20,500 Sierra Pacific Resources.................................       599,625
  26,491 Snyder Oil Corp. ........................................       423,856
  11,016 Southeastern Michigan Gas Enterprises Inc. ..............       227,205
   4,983 Tejas Gas Corp. .........................................       218,006
  22,825 Tesoro Petroleum Corp. ..................................       268,194
   3,500 Tom Brown Inc. ..........................................        64,750
   3,192 Ultramarine Diamond Shamrock.............................        97,356
   9,972 Westcorp, Inc. ..........................................       184,482
  14,083 Western Gas Resource Inc. ...............................       262,296
 124,750 Zeigler Coal Holdings Co. ...............................     3,165,531
--------------------------------------------------------------------------------
                                                                      34,485,208
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 16.3%
     600 Acordia Inc. ............................................        19,200
   9,500 Albank Financial Corp. ..................................       333,688
  83,650 Alex Brown Inc. .........................................     4,862,156
   7,600 Alfa Corp. ..............................................        95,475
   9,600 Allied Group Inc. .......................................       321,600
   2,900 Amcore Financial Inc. ...................................        72,500
   7,129 Amerco+..................................................       194,265
  15,800 American Bankers Insurance Group Inc. ...................       870,975
     600 American Financial Enterprises...........................        16,500
   3,000 American Heritage Life Investment Corp. .................        78,000
   7,163 AMRESCO Inc. ............................................       146,842
 175,400 Amvestors Financial Corp.+...............................     3,091,425
   1,050 Arbatax International Inc. ..............................         7,350
   6,269 Arthur J. Gallagher & Co. ...............................       192,772

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 16.3% (CONTINUED)
  15,500 Astoria Financial Corp. .................................  $    666,500
   3,800 Avatar Holdings Inc.+....................................       127,775
  10,000 Baldwin & Lyons Inc., Class B Shares.....................       173,750
   4,100 Bay View Capital Corp. ..................................       229,600
  20,000 BHC Financial Inc. ......................................       400,000
   1,485 BOK Financial Corp. .....................................        44,550
   7,600 Capital Re Corp. ........................................       328,700
   1,200 Capital Southwest Corp. .................................        83,100
   2,100 Capitol American Financial Corp. ........................        76,388
 191,450 Capstead Mortgage Corp. .................................     4,642,663
  13,000 Cash America International Inc. .........................       123,500
   8,300 CCB Financial Corp. .....................................       569,588
   1,785 Chemical Financial Corp. ................................        65,153
   3,500 Chittenden Corp. ........................................        96,250
  27,300 City National Corp. .....................................       662,025
  13,000 Coast Savings Financial Inc.+............................       607,750
  23,381 Commerce Group Inc. .....................................       616,674
   3,362 Conseco Inc. ............................................       131,959
   3,200 CPB Inc. ................................................       102,400
  12,692 Crestar Financial........................................       466,431
   5,320 Delphi Financial Group Inc., Class A Shares..............       180,880
  43,146 Deposit Guaranty Corp. ..................................     1,326,740
   5,040 Downey Financial Corp. ..................................       119,070
  66,200 Eaton Vance Corp. .......................................     2,929,350
   6,400 Enhance Financial Services Group Inc. ...................       220,800
   3,900 Executive Risk Inc. .....................................       187,688
   6,000 F&M National Corp. ......................................       123,000
   6,050 Fidelity National Financial Corp. .......................        80,163
  24,396 Financial Security Assurance Holdings Ltd. ..............       869,108
   2,640 Financial Trust Corp. ...................................       114,180
  13,895 First American Financial Corp. ..........................       569,695
  11,235 First Commercial Corp. ..................................       443,782
   6,761 First Commonwealth Financial Corp. ......................       125,078
   1,211 First Financial Corp., Indiana...........................        44,807
 162,652 First Financial Corp., Wisconsin.........................     4,350,941
  15,737 First Indiana Corp. .....................................       444,570
     393 First Source Corp. ......................................         9,432
   1,555 First Union Corp. .......................................       136,451
  22,900 Firstmerit Corp. ........................................       921,725
  14,211 FNB Corp. ...............................................       355,275
   5,872 Foremost Corp. ..........................................       349,384
   8,000 Fort Wayne National Corp., Indiana.......................       344,000
  27,530 Franchise Financial Corp. ...............................       712,339
 116,947 Fremont General Corp. ...................................     3,376,845
   3,080 Frontier Insurance Group Inc. ...........................       133,210
  22,310 Fulton Financial Corp. ..................................       557,750
   3,270 Fund American Enterprises Holdings Inc. .................       348,255
  30,300 Glendale Federal Bank+...................................       806,737
   9,600 Great Financial Corp. ...................................       313,200
  14,263 Hancock Holding Co. .....................................       600,829
   3,900 Harleysville Group Inc. .................................       117,000
   6,282 Harleysville National Corp. Pennsylvania.................       160,191
     300 Heritage Financial Services Inc. ........................         7,425
  18,431 Home Beneficial Corp., Class B Shares....................       700,378
  18,051 Horace Mann Educators Corp. .............................       773,937
   3,193 HUBCO Inc. ..............................................        83,816
   6,800 Integon Corp. ...........................................        87,550

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 16.3% (CONTINUED)
  11,158 Interral Financial Group Inc. ...........................  $    456,083
     252 Investors Financial Services, Class A Shares+............         8,001
   2,400 Irwin Financial Corp. ...................................        72,000
  12,700 JDN Realty Corp. ........................................       365,125
   9,058 Jefferies Group Inc. ....................................       399,684
   8,700 Jefferson Bankshares Inc. ...............................       254,475
  16,600 John Alden Financial Corp. ..............................       315,400
   6,400 JSB Financial Inc. ......................................       254,800
   4,574 Kansas City Life Insurance Co. ..........................       311,032
  26,000 Keystone Financial Inc. .................................       708,500
  13,591 Legg Mason Inc. .........................................       604,800
  10,700 Liberty Corp. ...........................................       440,037
   8,375 Liberty Financial Cos. ..................................       358,031
  11,500 Life USA Holding Inc. ...................................       120,211
   7,757 Life Re Corp. ...........................................       333,551
  13,400 Lone Star Technologies+..................................       211,050
  12,400 Magna Group Inc. ........................................       395,250
   8,095 MAIC Holdings, Inc. .....................................       280,289
   1,600 McDonald & Co. Investments Inc. .........................        61,800
  55,138 McGrath Rent Corp. ......................................     1,481,834
  10,801 Mercer International Inc. ...............................       102,609
  10,087 Mid Am Inc. .............................................       170,218
   4,700 MMI Cos. Inc. ...........................................       106,925
  49,700 Morgan Keegan Inc. ......................................       925,662
  10,108 National Auto Center Inc. ...............................       101,080
  12,500 North American Mortgage..................................       254,687
     600 NYMAGIC Inc. ............................................        12,150
   9,800 Oasis Residential Inc. ..................................       226,625
   3,900 Omega Financial Corp. ...................................       157,950
  68,849 Orion Capital Corp. .....................................     4,406,336
   4,983 PEC Israel Economic Corp. ...............................       100,283
   9,509 Penncorp Financial Group Inc. ...........................       332,815
   3,882 Peoples First Corp. .....................................       102,869
  17,400 Peoples Heritage Financial Group Inc. ...................       545,925
  21,300 PHH Corp. ...............................................     1,019,737
  22,457 Phoenix Duff & Phelps Co. ...............................       179,656
   9,628 Piper Jaffray Inc. ......................................       163,676
  19,470 Presidential Life Corp. .................................       292,050
  18,695 Price Enterprises Inc. ..................................       331,836
  16,285 Primark Corp.+...........................................       405,089
  15,143 PXRE Corp. ..............................................       391,825
  75,000 Quick & Reilly Group.....................................     2,625,000
 110,795 Raymond James Financial Inc. ............................     3,697,783
   7,289 Reinsurance Group of America.............................       357,161
  34,600 Reliance Group Holdings Inc. ............................       376,275
   8,436 Resource Bankshares Manufacturing Group Inc. ............       126,540
   3,626 Rightchoice Managed Care Inc., Class A Shares+...........        52,124
   3,310 RLI Corp. ...............................................       114,195
  25,189 Roosevelt Financial Group Inc. ..........................       579,347
 107,920 Scotsman Industries Inc. ................................     3,008,270
   4,213 Seafield Capital Corp. ..................................       171,680
   8,878 Security Capital Corp., Connecticut......................       412,827
  10,192 Security Capital Corp., Wisconsin........................       884,156
  12,779 Selective Insurance Group Inc. ..........................       536,718
  10,513 Shurgard Storage Centers Inc., Class A Shares............       294,364
  17,538 Standard Financial Inc. .................................       359,529
     983 Student Loan Corp. ......................................        39,689

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 16.3% (CONTINUED)
   9,700 Thornberg Mortgage Asset.................................  $    208,550
   9,130 TR Financial Corp. ......................................       322,403
   9,957 Trans Financial Inc. ....................................       256,393
   5,343 Trenwick Group Inc. .....................................       263,143
   5,725 Trust Co. of New Jersey..................................        80,150
  20,232 Trustmark Corp. .........................................       538,677
  11,454 UMB Financial Corp. .....................................       486,795
   2,987 Union Planters Corp. ....................................       133,668
   2,400 United Cos. Financial....................................        62,400
   2,632 United Wisconsin Services Inc. ..........................        70,077
 150,000 US Facilities............................................     2,868,750
  15,304 UST Corp. ...............................................       316,601
  11,991 Vallicorp Holdings Inc. .................................       268,299
   9,571 Vesta Insurance Group Inc. ..............................       374,465
  31,460 Washington Federal.......................................       802,230
  10,767 Washington National Corp. ...............................       306,859
   3,956 White River Corp.+.......................................       261,096
   9,053 Whitney Holding Co. .....................................       346,277
   6,700 W.R. Berkley.............................................       344,213
  11,311 Zenith National Insurance Corp. .........................       299,741
--------------------------------------------------------------------------------
                                                                      83,551,486
--------------------------------------------------------------------------------
 HEALTHCARE -- 3.8%
  14,500 Acuson+..................................................       402,375
   8,110 Advanced Technology Labs Inc.+...........................       287,905
   7,317 Alpharma, Inc. ..........................................        97,865
   8,183 Amerisource Health Corp., Class A Shares.................       412,219
   2,900 AMLI Residential Property Trust..........................        68,875
  18,600 Avalon Properties Inc. ..................................       518,475
   1,100 Bacou USA Inc. ..........................................        16,844
  90,000 Bergen Brunswig Corp., Class A Shares....................     2,891,250
 139,300 Bindley Western Industries Inc. .........................     2,664,113
   5,661 Bio Rad Labs Inc., Class A Shares........................       149,309
  11,560 Block Drug Inc., Class A Shares..........................       537,540
   6,956 CellPro Inc.+............................................        79,994
   2,300 Chemed Corp. ............................................        84,813
   3,900 Coastal Physician Group Inc.+............................         8,775
   7,956 Cor Therapeutics.........................................        97,958
   6,000 Datascope Corp. .........................................       126,000
  11,600 FoxMeyer Health Corp.+...................................        14,500
   4,900 Gensia Pharmaceuticals...................................        23,581
  10,391 GranCare Inc.+...........................................        83,128
  29,218 Horizon/CMS Healthcare Corp.+............................       478,445
  20,600 IES Industries Inc. .....................................       625,725
  10,000 Immulogic Pharmaceutical Corp.+..........................        55,000
 121,175 Integrated Health Services Inc. .........................     3,604,956
  52,793 Laboratory Corp. of America..............................       197,974
   2,363 Living Centers America Inc.+.............................        75,321
   1,100 Magellan Health Services.................................        27,088
  18,625 Mariner Health Group Inc. ...............................       181,594
  12,712 Marquette Medical System.................................       241,528
  21,600 Merry Land & Investment..................................       467,100
   8,700 National Health Investor.................................       344,737
  11,600 NBTY Inc. ...............................................       208,800
  38,453 NovaCare Inc.+...........................................       480,662
   5,421 NPC International Inc. ..................................        56,920
  10,100 Omega Healthcare Inc. ...................................       316,887

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 HEALTHCARE -- 3.8% (CONTINUED)
   7,600 Paragon Trade Brands Inc.+...............................  $    138,700
   1,186 PDT Inc. ................................................        34,690
  28,245 Perrigo Co. .............................................       342,471
  16,533 Physician Corp. of America...............................        72,332
  24,611 Playtex Products Inc.+...................................       246,110
   4,157 Roberts Pharmaceuticals Corp.+...........................        54,561
  36,321 Scios-Nova Inc.+.........................................       261,057
   7,886 Smiths Food & Drug Centers Inc., Class B Shares..........       259,252
  11,522 Spacelabs Med Inc.+......................................       250,603
  20,770 Sun Healthcare Group Inc.+...............................       285,587
   9,254 Sunrise Medical Inc. ....................................       124,929
  31,900 Transitional Hospitals Corp. ............................       287,100
  16,373 Universal Health Services Inc., Class B Shares+..........       558,729
   4,967 Vitalink Pharmaceuticals.................................       104,926
  11,341 West Inc. ...............................................       316,130
--------------------------------------------------------------------------------
                                                                      19,265,433
--------------------------------------------------------------------------------
 REAL ESTATE -- 6.5%
   8,700 Allied Capital Commercial................................       212,063
 123,000 American Health Properties, Inc. ........................     3,151,875
   7,900 Apartment Investment & Management........................       229,100
     400 Associated Estates Realty................................         9,400
   7,700 Bay Apartment Community Inc. ............................       276,238
  22,500 Beacon Properties Corp. .................................       801,563
  16,400 Berkshire Realty Co. ....................................       190,650
   8,300 Bradley Real Estate Inc. ................................       161,850
  20,200 BRE Properties, Class A Shares...........................       494,900
   2,500 Bristol Hotel Co. .......................................       100,625
  11,200 Burnham Pacific Property Inc. ...........................       163,800
   8,800 Cali Realty Corp. .......................................       281,600
   9,300 Camden Property Trust....................................       254,588
   5,817 Castle & Cooke Inc. .....................................        93,072
  11,500 CBL & Associates Property................................       286,063
   2,400 Centerpoint Properties...................................        75,900
  10,639 Chateau Properties.......................................       273,954
   7,200 Chelsea GCA Realty.......................................       245,700
  11,200 Colonial Properties Trust................................       326,200
   7,400 Columbus Realty Trust....................................       154,475
   7,200 Commercial Net Lease Realty Inc. ........................       112,500
  14,400 Cousins Properties Inc. .................................       351,000
  13,000 Cresent Real Estate Equities.............................       711,750
  19,600 Criimi Mae Inc. Maryland.................................       316,050
  15,600 Crown American Realty....................................       122,850
  27,800 CWM Mortgage Holding Inc. ...............................       642,875
   6,100 Developers Divers Realty.................................       223,413
  10,900 Devon Energy.............................................       340,625
  17,700 Duke Realty Investment...................................       710,213
  11,500 Evans Withycombe Residential.............................       235,750
 118,400 Excel Realty Trust Inc. .................................     2,900,800
  18,500 Federal Realty Investors.................................       497,188
  15,100 First Industrial Realty..................................       451,113
   9,700 Gables Residential Trust.................................       250,988
 133,900 Glimcher Realty Trust....................................     2,795,163
   2,800 Health Care Invest Inc. .................................        95,550
   7,600 Health Care Real Estate Investment Trust Inc. ...........       210,900
   8,900 Healthcare Realty Trust..................................       221,387
  19,300 Highwoods Properties Inc. ...............................       665,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 REAL ESTATE -- 6.5% (CONTINUED)
   6,800 Horizon Group Inc. ......................................  $     89,250
  16,600 IRT Property.............................................       186,750
   8,000 Irvine Apartment Co. ....................................       216,000
   7,800 JP Realty Inc. ..........................................       200,850
   6,100 Kimco Realty Corp. ......................................       205,112
   9,900 Koger Equity Inc. .......................................       176,962
  17,800 Liberty Property Trust...................................       422,750
  11,700 LTC Properties Inc. .....................................       206,212
  15,500 Manufactured Home Communities............................       352,625
   4,800 Meridian Industrial Trust................................       106,200
   7,300 MGI Properties Inc. .....................................       158,775
   6,600 Mid-America Apartment Communities Inc. ..................       191,400
  12,800 National Golf Properties, Inc. ..........................       419,200
  20,100 Nationwide Health Properties.............................       442,200
   9,400 Paragon Group Inc. ......................................       162,150
   7,500 Patriot American Hospitality.............................       339,375
   5,200 The Price Real Estate Investment Trust Inc. .............       191,100
  34,000 Public Storage Inc. .....................................       913,750
  14,600 Realty Income Corp. .....................................       365,000
   4,400 Reckson Associates Realty................................       201,300
   4,000 Redwood Trust Inc. ......................................       191,000
   5,800 Regency Realty Corp. ....................................       158,775
  13,000 Resource Mortgage Capital................................       393,250
  15,800 RFS Hotel Investors Inc. ................................       268,600
   5,400 Saul Centers Inc. .......................................        91,800
   9,700 Storage Trust Realty.....................................       260,687
   8,800 Summit Properties Inc. ..................................       178,200
   8,300 Sun Communities Inc. ....................................       266,637
  19,700 Taubman Centers Inc. ....................................       258,562
   9,600 Town & Country Trust.....................................       139,200
   7,800 Trinet Corp. Realty......................................       266,175
 208,682 United Dominion Realty...................................     3,130,230
   5,300 Universal Health Realty Inc. ............................       110,637
   4,500 Urban Shopping Centers Inc. .............................       141,188
  13,638 Walden Residential Properties, Inc. .....................       351,178
  17,752 Walter Industries........................................       269,608
   5,800 Washington Real Estate Investment Trust..................       103,675
   6,000 Weeks Corp. .............................................       201,000
   9,300 Weingarten Realty Investors..............................       398,737
  19,700 Wellsford Residential....................................       576,225
  11,100 Western Investment Real Estate...........................       142,912
--------------------------------------------------------------------------------
                                                                      33,084,818
--------------------------------------------------------------------------------
 TECHNOLOGY -- 4.7%
 147,862 Aliant Communications, Inc. .............................     2,476,689
  24,291 American Business Products Inc. .........................       567,802
   4,300 Analogic Corp. ..........................................       152,113
   4,354 Antec Corp. .............................................        37,009
   2,200 Arch Communications......................................        16,088
   3,074 Associated Group Inc. ...................................       125,266
  10,427 BancTec Inc.+............................................       265,889
  17,300 Borland International Inc.+..............................       140,562
   9,847 Burr-Brown Corp. ........................................       322,489
  10,730 California Microwave.....................................       154,244
   1,000 Cellstar Corp. ..........................................        25,875
   4,200 Centennial Cellular......................................        47,775
  43,912 Coltec Industries........................................       801,394

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 4.7% (CONTINUED)
 100,000 Computer Data System.....................................  $  2,975,000
 119,800 Dallas Semiconductor.....................................     3,114,800
  25,200 Data General Corp.+......................................       488,250
 100,000 Ennis Business Forms Inc. ...............................     1,112,500
   3,200 Evans & Sutherland Computer+.............................        76,000
  14,014 Ferro Corp. .............................................       441,441
   4,501 Fluke Corp. .............................................       203,108
  18,640 FSI International........................................       277,270
  23,013 FTP Software Inc. .......................................       169,721
   3,869 General Magic Inc. ......................................         4,594
   5,233 GenRad, Inc.+............................................       104,006
   6,901 Genus Inc. ..............................................        35,368
  15,060 Gerber Scientific Inc. ..................................       240,960
  16,000 Global Industrial Technology+............................       284,000
   1,400 Hadco Corp. .............................................        56,700
     600 HMT Technology Corp. ....................................        11,475
   1,899 Hutchinson Technology Inc. ..............................        61,005
   3,400 InaCom Corp.+............................................        88,400
  14,823 Information Resources, Inc.+.............................       220,492
  18,150 Integrated Device Technologies...........................       199,650
   6,766 Integrated Silicon Solutions.............................        61,740
  32,400 Intergraph Corp. ........................................       267,300
   6,365 Logicon Inc. ............................................       240,279
   5,144 Marshall Industries+.....................................       170,395
   4,971 McWhorter Technologies Inc.+.............................       106,876
  12,227 Minerals Technologies Inc. ..............................       463,098
 159,267 MTS Systems Corp. .......................................     3,464,057
  16,113 Orbital Sciences Corp.+..................................       277,949
   4,827 Park Electrochemical Corp. ..............................       117,658
   8,600 Post Properties Inc. ....................................       325,725
     700 Progress Software Corp. .................................         9,494
   1,900 Ramtron International....................................        12,587
   5,400 Sandisk Corp. ...........................................        71,550
  17,195 Sequent Computer Systems Inc.+...........................       295,539
   8,967 Silicon Valley Group Inc. ...............................       191,670
   9,253 Southern Union Co. ......................................       208,192
  10,736 Standard Microsystems Corp.+.............................        91,256
  12,410 Standard Register Co. ...................................       404,876
  19,636 Stratus Computer Inc.+...................................       665,170
   5,832 Syratech Corp. ..........................................       181,521
   5,861 Tech System Corp.+.......................................       172,900
   9,372 Telxon Corp. ............................................       152,295
   7,372 Thomas & Betts...........................................       328,975
   5,000 Tracor Inc. .............................................       119,375
     700 Trident Microsystem......................................        15,662
   6,547 VLSI Technology..........................................       122,347
   3,963 Wall Data Inc.+..........................................        61,426
   7,400 Watkins Johnson Co. .....................................       186,850
     900 Wireless One Inc. .......................................         2,362
  10,664 Zero Corp. ..............................................       234,608
--------------------------------------------------------------------------------
                                                                      24,321,667
--------------------------------------------------------------------------------
 TRANSPORTATION -- 2.6%
  12,800 Airborne Freight Corp. ..................................       350,400
  34,886 Alaska Air Group Inc.+...................................       828,543
  27,121 America West Airlines Inc., Class B Shares+..............       376,304
 119,077 APL Ltd. ................................................     2,738,771

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 TRANSPORTATION -- 2.6% (CONTINUED)
   2,400 Arnold Industries Inc. ..................................  $     33,300
  34,400 Greyhound Lines Inc.+....................................       152,650
   5,300 Harper Group Inc. .......................................       115,938
  17,062 J.B. Hunt Transportation Services Inc. ..................       236,735
  18,800 Kirby Exploration Inc.+..................................       347,800
   7,708 M.S. Carriers Inc.+......................................       132,963
  19,900 Omi Corp. ...............................................       179,100
  56,000 Oshkosh Truck Corp. .....................................       707,000
  19,004 Overseas Shipholding Group Inc. .........................       330,194
   8,077 Pittston Burlington......................................       154,473
 135,000 Roadway Express Inc. ....................................     2,632,500
  32,848 Rollins Truck Leasing Corp. .............................       459,872
 130,000 Sea Containers Ltd. .....................................     2,258,750
  19,036 US Freightways Corp. ....................................       459,243
  17,928 Werner Enterprises Inc. .................................       313,740
   8,300 Westinghouse Air Brakes..................................       104,787
   7,697 XTRA Corp. ..............................................       311,728
  22,065 Yellow Corp. ............................................       344,766
--------------------------------------------------------------------------------
                                                                      13,569,557
--------------------------------------------------------------------------------
 UTILITIES -- 7.0%
  37,588 AGL Resources Inc. ......................................       732,966
   3,200 Aquarion Co. ............................................        87,200
  10,600 Atmos Energy Corp. ......................................       259,700
   3,900 Bay State Gas Co. .......................................       103,837
   4,400 Black Hills Corp. .......................................       122,100
   2,000 California Water Service Co. ............................        84,000
  71,700 Central Hudson Gas & Electric Corp. .....................     2,366,100
  17,300 Central Louisiana Electric Inc. .........................       460,613
  22,700 Central Maine Power Co. .................................       252,538
   8,500 CILCORP Inc. ............................................       319,813
  36,929 Citizens Utilities Co., Series B Shares..................       438,527
  11,984 Colonial Gas Co. ........................................       251,664
  98,435 Commonwealth Energy Systems Cos. ........................     2,202,483
   1,400 Connecticut Energy Corp. ................................        32,725
   5,400 Connecticut Natural Gas Corp. ...........................       123,525
 112,078 Eastern Utilities Association............................     2,059,433
  18,370 El Paso Electric Co.+....................................       128,590
   5,200 Empire District Electric Co. ............................        96,200
 108,652 Energen Corp. ...........................................     3,259,560
   9,900 Indiana Energy Inc. .....................................       257,400
  12,558 Insituform Technology, Class A Shares....................        75,348
   3,015 Interim Services Inc. ...................................       113,816
   7,500 Interstate Power Co. ....................................       218,438
  17,375 KN Energy Inc. ..........................................       686,313
   6,100 Laclede Gas Co. .........................................       141,063
   6,900 Madison Gas & Electric Co. ..............................       148,350
  19,900 MDU Resources Group Inc. ................................       422,875
     400 Metrocall Inc. ..........................................         2,300
  14,192 Minnesota Power & Light..................................       397,376
  32,619 Nevada Power.............................................       664,612
   7,000 New Jersey Resource Corp. ...............................       201,250
  10,800 Northwest Natural Gas Co. ...............................       261,900
   8,971 Northwestern Public Service Co. .........................       336,412
  20,186 ONEOK Inc. ..............................................       575,301
   8,900 Orange & Rockland Utilities Inc. ........................       319,287
  10,163 Otter Tail Power Co. ....................................       327,757

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE
-------------------------------------------------------------------------------

 UTILITIES -- 7.0% (CONTINUED)
      4,343 Pennsylvania Enterprises Inc. .......................  $    201,407
     18,360 Pentair Inc. ........................................       576,045
      8,166 Philadelphia Suburban Corp. .........................       164,341
     17,164 Piedmont Natural Gas Inc. ...........................       405,500
     32,140 Public Service Co. of New Mexico.....................       590,572
      8,510 Public Service Co. of North Carolina Inc.............       155,307
     21,131 Puget Sound Energy...................................       536,199
    113,000 Rochester Gas & Electric Co. ........................     2,245,875
     10,491 Sigcorp, Inc. .......................................       367,185
      6,942 South Jersey Industries Inc. ........................       152,724
     66,794 Southern California Water Co. .......................     1,502,865
     24,607 Southwest Gas Corp. .................................       455,230
     20,892 Southwestern Energy Co. .............................       282,042
     11,361 TNP Enterprises Inc. ................................       296,806
     29,337 UGI Corp. ...........................................       729,758
     11,207 United Cities Gas Co. ...............................       263,364
     70,742 United Illuminating Co. .............................     2,060,361
     20,729 United Water Resources...............................       370,531
     27,065 Washington Gas Light Co. ............................       598,813
     15,251 WICOR Inc. ..........................................       535,691
    165,000 World Fuel Services Corp. ...........................     3,114,375
     14,014 WPL Holdings Inc. ...................................       388,888
     19,919 WPS Resource Corp. ..................................       535,323
     24,300 Yankee Energy Systems Inc. ..........................       561,937
-------------------------------------------------------------------------------
                                                                     35,622,511
-------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (Cost -- $410,285,594)...........   506,368,787
-------------------------------------------------------------------------------
 RIGHTS & WARRANTS -- 0%
      3,160 California Federal Bank Participation Certificates,
             Rights..............................................        59,250
      1,717 Morrison Knudsen Warrants strike price $12, Expire
             3/11/03.............................................         8,156
-------------------------------------------------------------------------------
            TOTAL RIGHTS & WARRANTS (Cost -- $125,085)...........        67,406
-------------------------------------------------------------------------------
    FACE
   AMOUNT                          SECURITY                           VALUE
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.2%
 $6,042,000 Chase Manhattan Bank, 5.317% due 3/3/97; Proceeds at
            maturity -- $6,044,677;
            (Fully collateralized by U.S. Treasury Note, 5.375%
            due 11/30/97;
            Market value -- $6,162,850) (Cost -- $6,042,000).....     6,042,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $416,452,679**)...  $512,478,193
-------------------------------------------------------------------------------

+ Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

                           Banking 8.2%
                           Basic Industries 13.3%
                           Capital Goods 10.0%
                           Consumer Durables and Non-Durables 11.8%
                           Consumer Services 7.9%
                           Energy 6.7%
                           Financial Services 16.3%
                           Other Common Stocks, Rights & Warrants 11.1%
                           Real Estate 6.5%
                           Repurchase Agreement 1.2%
                           Utilities 7.0%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 COMMON STOCKS -- 97.5%
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 7.7%
  10,600 ABC Rail Products Corp.+.................................  $    227,900
  10,000 Allied Products Corp. ...................................       292,500
   3,200 Alltrista Corp.+.........................................        68,000
   9,900 A.M. Castle & Co. .......................................       206,663
   8,875 American Homestar Corp. .................................       148,656
   6,200 Atwood Oceanics Inc.+....................................       325,500
  22,700 Authentic Fitness Corp. .................................       329,150
  18,900 Berry Petroleum Co., Class A Shares......................       278,775
  39,000 Boyd Gaming Corp.+.......................................       224,250
   7,650 Butler Manufacturing Co. ................................       277,313
  25,900 Caraustar Industries Inc. ...............................       770,525
  21,450 Cavalier Homes Inc. .....................................       235,950
  66,244 Champion Enterprises Inc.+...............................     1,283,478
   6,500 Chase Brass Industries Inc.+.............................       154,375
   8,300 Chemfirst Inc. ..........................................       188,825
   4,900 Chesapeake Corp. ........................................       145,163
   3,100 Church & Dwight Co., Inc. ...............................        82,538
  42,890 Chyron Corp.+............................................       246,618
   5,300 Clarcor Inc. ............................................       121,900
  40,319 Crompton & Knowles+......................................       766,061
  19,700 Freeport McMoRan Inc. ...................................       536,825
  27,600 G & K Services Inc. .....................................       893,550
  71,100 Gaylord Container Corp., Class A Shares+.................       453,263
   4,100 Geon Co. ................................................        88,150
  37,376 Getchell Gold Corp.+@....................................     1,924,864
  12,700 Glatfelter P.H. Co. .....................................       217,488
 110,400 Harken Energy Corp.+.....................................       538,200
  33,600 Hecla Mining Co.+........................................       239,400
  49,900 Hexcel Corp.+............................................       960,575
  19,600 Interim Services, Inc.+..................................       739,900
  11,000 Knickerbocker L.L. Co. ..................................        60,500
  20,000 Lawter International Inc. ...............................       232,500
   4,400 Learonal Inc. ...........................................       106,150
  13,100 Lilly Industries Inc., Class A Shares+...................       253,813
   2,900 Liqui-Box Corp. .........................................        91,350
  16,100 Littelfuse Inc.+.........................................       744,625
  20,100 Lomak Petroleum .........................................       321,600
   8,000 Macdermid Inc.+..........................................       268,000
   3,500 Material Sciences Corp.+.................................        57,313
  10,800 Medusa Corp. ............................................       430,650
   3,502 Mississippi Chemical Corp. ..............................        85,799
   8,266 Mosinee Paper Corp. .....................................       274,845
  24,000 Mycogen Corp.+...........................................       627,000
 160,400 Nautica Enterprises Inc.+@...............................     4,010,000
  14,910 Newpark Research Inc.+...................................       678,405
  10,700 NL Industries Inc.+......................................       121,713
   8,300 Nuevo Energy+............................................       344,450
  13,600 Precision Castparts Corp. ...............................       666,400
   9,400 Quiksilver Inc.+.........................................       235,000
  19,200 Royal Gold Inc.+.........................................       230,400
  73,800 St. John Knits Inc. .....................................     3,025,800
  13,900 Seacor Holdings Inc.+....................................       644,613
  18,000 Shorewood Packaging Corp.+...............................       315,000
  21,000 Solv-Ex Corp. ...........................................       238,875
  12,100 Stein Mart Inc.+.........................................       287,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 BASIC INDUSTRIES -- 7.7% (CONTINUED)
  22,800 Stillwater Mining Co.+...................................  $    534,375
 195,700 Sunshine Mining & Refining Co.+..........................       220,163
  55,100 Swift Energy Co. ........................................     1,184,650
  24,300 Synetic Inc.+............................................     1,181,588
   9,200 TransTexas Gas Corp. ....................................       138,719
   7,200 Triangle Pacific Corp.+..................................       203,400
  64,600 20th Century Industries+.................................     1,130,500
  23,446 Uni First Corp.+.........................................       471,851
 161,700 United Waste Systems+@...................................     5,821,200
   5,800 US Can Corp.+............................................        87,725
  14,800 Valspar Corp. ...........................................       847,300
  67,400 Varco International+.....................................     1,516,500
  16,600 Watsco Inc. .............................................       481,400
  37,535 Wausau Paper Mills Co. ..................................       746,008
   8,500 WD 40 Co. ...............................................       439,875
   2,200 Weeks Corp. .............................................        73,700
   7,600 Wet Seal Inc., Class A Shares............................       151,050
  32,080 W.H. Brady Co. ..........................................       854,130
  15,800 Wolverine Tube Inc.+.....................................       580,650
  11,331 Zeigler Coal Holdings Co.+...............................       287,524
--------------------------------------------------------------------------------
                                                                      44,270,839
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 8.8%
   5,400 ABT Building Products Co.+...............................       121,500
  25,300 Actel Corp.+.............................................       493,350
   5,800 AG-Chem Equipment Co.+...................................       130,500
  24,600 Air & Water Technologies Corp., Class A Shares...........       139,913
  17,300 Alliance Entertainment Corp.+............................        30,275
  31,100 Alliance Semiconductor+..................................       276,013
   5,700 American Buildings Co.+..................................       151,050
  12,100 American Telecasting Inc.+...............................        43,863
  26,300 Ametek Inc. .............................................       565,450
  32,000 Ampex Corp., Class A Shares+.............................       230,000
   7,800 Anchor Communications Inc.+..............................        58,500
  37,800 Anixter+.................................................       510,300
  34,640 Apogee Enterprises+......................................       688,470
  19,000 APS Holding Corp.+.......................................       171,000
  10,000 Aptargroup Inc. .........................................       397,500
  14,300 Armco Inc.+..............................................        58,988
   7,650 Baldor Electric Co. .....................................       189,338
  19,800 Belden Inc. .............................................       705,375
  14,700 Blount International Inc., Class A Shares................       613,725
  68,500 Blyth Industries Inc.+...................................     2,243,375
  33,800 Carlisle Cos. Inc. ......................................     1,106,950
   7,400 Centennial Cellular Corp., Class A Shares+...............        84,175
  26,400 Credence Systems Corp.+..................................       613,800
  17,600 Dallas Semiconductor Corp. ..............................       457,600
 189,900 DSP Communications+@.....................................     2,219,457
  15,900 Duriron Co. .............................................       355,763
  19,600 Electroglas Inc.+........................................       362,600
  31,700 Expeditors International Washington, Inc. ...............       792,500
  59,800 Fedders Corp. ...........................................       381,225
  26,400 Fisher Scientific International Inc. ....................     1,194,600
  12,200 Franklin Electric Publishing Inc. .......................       147,925
  10,200 Gasonics International Corp.+............................       170,850
  43,100 Gentex Corp.+............................................       797,350
   5,700 Genus Inc.+..............................................        29,213

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CAPITAL GOODS -- 8.8% (CONTINUED)
  16,350 Graco Inc. ..............................................  $    508,894
  17,900 Greenfield Industries Inc. ..............................       391,563
  18,315 Harman International Industries Inc. ....................       835,622
  10,000 Integrated Silicon Solution Inc.+........................        91,250
  20,000 Integrated Process Equipment Corp.+......................       505,000
  19,797 Ionics Inc.+.............................................       977,477
  13,300 Itron Inc.+..............................................       227,763
  22,600 Kaydon Corp. ............................................       977,450
  52,100 Kemet Corp.+.............................................     1,159,225
  33,700 Kent Electronics Corp.+..................................       926,750
   3,800 Lawson Products Inc. ....................................        83,600
  18,500 Level One Communications Inc.+...........................       608,188
   9,400 Lindsay Manufacturing Co.+...............................       437,100
  30,100 Lo-Jack Corp.+...........................................       308,525
  24,700 Lydall Inc.+.............................................       555,750
  15,650 Manitowac Inc. ..........................................       526,231
   4,700 Merix Corp.+.............................................        78,725
   4,600 Metricom Inc.+...........................................        54,050
   7,400 Modine Manfacturing......................................       203,500
  12,800 Nichols Research Corp.+..................................       323,200
  12,200 NN Ball & Roller Inc. ...................................       137,250
  22,100 Novellus Systems Inc.+...................................     1,806,675
  21,900 OEA Inc. ................................................     1,015,613
   9,650 Om Group Inc.+...........................................       279,850
  10,500 Optical Coating Laboratories Inc.+.......................       114,844
  10,900 Oregon Metallurgical Corp.+..............................       239,800
  18,196 Pittway Corp., Class A Shares............................       964,388
   9,800 Plantronics Inc.+........................................       428,750
  17,700 Quickturn Design Systems Inc.+...........................       282,094
   8,700 Regal Beloit Corp. ......................................       194,663
  24,500 Robotic Vision Systems Inc.+.............................       385,875
   7,700 Rogers Corp.+............................................       207,900
  18,000 Roper Industries Inc. ...................................       724,500
  24,000 Sanmina Corp.+...........................................     1,110,000
  21,200 Schweitzer Mauduit International.........................       723,450
   7,500 Simula Inc.+.............................................       133,125
  14,100 Specialty Equipment Cos. Inc.+...........................       185,063
  15,050 Standex International Corp.+.............................       425,163
   6,600 Stanford Telecommunications+.............................       231,000
  16,000 Strategic Distribution Inc.+.............................        59,000
  26,400 Sturm Ruger & Co., Inc. .................................       458,700
  22,900 Symmetricom Inc.+........................................       369,263
   4,000 Teleflex Inc. ...........................................       210,000
   3,400 Tennant Co. .............................................        94,350
  12,800 Thermotrex Corp.+........................................       342,400
   5,100 Tractor Supply+..........................................        98,175
   5,200 Tremont Corp.+...........................................       176,150
  26,900 Trimble Navigation Ltd.+.................................       349,700
   5,700 Trinova Corp.+...........................................       211,613
   5,900 Turbochef Inc.+..........................................        70,063
  24,200 Ultratech Stepper Inc.+..................................       632,225
  54,700 Uniphase Corp.+..........................................     1,791,425
  36,830 UNR Industries Inc.+.....................................       276,225
   9,161 Valmont Industries+......................................       387,052
  76,400 Vitesse Semiconductor Corp.+.............................     3,204,025
 105,800 Waters Corp.+............................................     3,187,225
  18,900 Wireless Telecom Group Inc.+.............................       203,175

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE
-------------------------------------------------------------------------------

 CAPITAL GOODS -- 8.8% (CONTINUED)
  10,200 Wyle Electronics+.......................................  $    373,575
  26,700 Wyman-Gordon Co. .......................................       477,263
  18,200 X-Rite Inc. ............................................       298,025
  10,300 Zoltek Cos. Inc.+.......................................       267,156
  58,400 Zygo Corp.+.............................................     1,489,200
-------------------------------------------------------------------------------
                                                                     50,928,344
-------------------------------------------------------------------------------
 CONSUMER DURABLES -- 5.9%
  19,500 Aaron Rents Inc., Class A Shares........................       214,500
   3,200 ACX Technologies Inc.+..................................        61,200
  97,900 Allen Group Inc. .......................................     2,043,663
  14,300 Alliant Techsystems+....................................       623,838
   9,150 Anadigics+..............................................       235,613
   6,000 Berg Electronics Corp.+.................................       189,000
  18,900 Breed Technologies Inc. ................................       413,438
  10,000 BT Office Products International+.......................        86,250
  13,400 Bush Industries Inc. ...................................       269,675
   4,200 BW/IP Inc. .............................................        67,200
  16,500 California Amplifier Inc.+..............................        88,688
   9,000 Cannondale Corp.+.......................................       183,375
   7,300 Charter Power Systems...................................       239,988
   6,500 Chicago Miniature Lamp Inc.+............................       110,500
  16,000 Cincinnati Milacron Inc. ...............................       344,000
  11,300 CML Group Inc. .........................................        28,250
   6,700 Copart Inc.+............................................       113,900
  12,900 Corecomm Inc. ..........................................       225,750
   6,500 Cort Business Services Corp.+...........................       156,813
  12,600 CP Clare Corp.+.........................................       118,125
  25,300 Department 56 Inc.+.....................................       455,400
  15,600 Donaldson Inc. .........................................       524,550
  75,700 ESS Technology, Inc.+...................................     1,991,857
  17,100 Etec Systems Inc. ......................................       619,875
   4,200 Exide Corp.+............................................        82,425
   8,200 Falcon Building Products................................       140,425
  23,800 Figgie International Holdings Inc., Class A Shares+.....       285,600
   1,800 Fluke Corp. ............................................        81,225
  14,100 Foamex International Inc.+..............................       262,613
   9,500 General Magic Inc.+.....................................        11,281
  20,000 Helig Meyers+...........................................       282,500
   7,600 Holophane Corp.+........................................       164,350
  32,000 Hon Industries Inc.@....................................     1,224,000
  43,700 Inso Corp.+.............................................     1,513,113
  77,000 Integrated Device Technology+...........................       847,000
  21,100 Intermedia Communications Inc.+.........................       377,163
   8,800 Jabil Circuit Inc.+.....................................       291,500
  10,850 Kronos Inc.+............................................       295,663
  12,400 Kuhlman Corp.+..........................................       291,400
   6,800 Logicon Inc. ...........................................       256,700
  11,200 LSI Industries+.........................................       148,400
  57,200 Marine Drilling Co., Inc.+..............................       865,150
   9,200 Matthews International Corp., Class A Shares+...........       262,200
  72,250 Microchip Technology+@..................................     2,700,344
   4,000 Miller Inc. ............................................       263,000
 127,100 Miller Industries Inc.+.................................     1,620,526
  17,175 Mueller Industries Inc.+................................       740,672
   9,400 NCI Building Systems+...................................       314,900
   5,100 New England Business Services...........................       114,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER DURABLES -- 5.9% (CONTINUED)
  17,400 Nimbus CD International+.................................  $    182,700
   6,800 Ontrak Systems Inc.+.....................................       154,700
  17,550 Palm Harbor Homes Inc.+..................................       425,588
  10,600 Perceptron Inc.+.........................................       344,500
 122,070 Rational Software Corp.+.................................     3,158,561
   6,900 Recoton Corp.+...........................................       105,225
   3,500 Reliance Steel & Aluminum................................       108,063
  83,700 RMI Titanium Co.+........................................     1,506,600
  11,500 Robbins & Myers Inc. ....................................       316,250
  10,000 Semitool Inc.+...........................................       123,125
  12,100 Sheldahl Inc.+...........................................       270,738
  13,700 Southern Energy Homes Inc.+..............................       154,125
  20,200 Stormedia Inc., Class A Shares+..........................       287,850
  18,800 Superior Industries International........................       451,200
   4,400 TBC Corp.+...............................................        39,050
   9,500 3D Systems Corp.+........................................       102,125
  34,800 Top Source Technologies Inc.+............................        82,650
   9,000 Tower Automotive Inc.+...................................       345,375
  16,200 Transwitch Corp.+........................................        87,075
   8,100 Trimas Corp. ............................................       197,438
  52,350 United States Filter Corp.+@.............................     1,832,250
  19,400 United Stationers Inc.+..................................       402,550
   9,600 USA Detergents Inc.+.....................................       215,400
   7,400 Winnebago Industries Inc. ...............................        52,725
  33,974 Zenith Electronics Corp.+................................       327,000
   9,000 Zytec Corp.+.............................................       114,750
--------------------------------------------------------------------------------
                                                                      34,229,961
--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 3.1%
  32,800 Apple South Inc. ........................................       442,800
   9,200 Bombay Co.+..............................................        46,000
  22,900 Boston Beer Co.+.........................................       211,825
   2,500 Bush Boake Allen Inc.+...................................        62,813
   3,930 Canandaigua Wine Inc., Class B Shares+...................       130,673
   9,700 Carrington Laboratories Inc.+............................        65,475
  11,600 The Cheesecake Factory+..................................       246,500
  15,862 Consolidated Products Inc.+..............................       251,809
  28,148 Delta & Pine Land Co. ...................................     1,044,995
  45,000 Dimon Inc. ..............................................     1,057,500
  14,000 Donnkenny Inc.+..........................................        46,375
  14,400 Dreyers Grand Ice Cream Inc. ............................       445,500
   5,500 Earthgrains Co. .........................................       301,125
  20,500 Flowers Industries Inc. .................................       474,063
  12,040 Foodbrands America Inc.+.................................       170,065
  11,100 Inbrand Corp.+...........................................       148,463
  55,100 JP Foodservice Inc.+.....................................     1,563,463
  13,800 Lance Inc. ..............................................       255,300
  90,600 Landry's Seafood Restaurants+............................     1,630,800
  11,500 Lands' End Inc.+.........................................       319,125
   6,900 Luby's Cafeterias........................................       140,588
   4,900 Manhattan Bagel Co.+.....................................        26,950
  20,600 Natures Sunshine Products Inc. ..........................       316,725
  16,500 Northland Cranberries, Class A Shares....................       284,625
  19,780 NPC International+.......................................       207,690
  84,000 Papa Johns International Inc.+...........................     2,047,500
  14,950 Performance Food Group+..................................       246,675
  11,700 Pete's Brewing Co.+......................................        69,469

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                              VALUE
--------------------------------------------------------------------------------

 CONSUMER NON-DURABLES -- 3.1% (CONTINUED)
 40,600 Pride Petroleum Services Inc.+............................  $    680,050
 14,000 Quality Dining Inc.+......................................       162,750
 12,300 Rainforest Cafe Inc.+.....................................       250,613
 23,000 Ralcorp Holdings Inc.+....................................       244,375
 12,200 Red Hook Ale Brewery Inc.+................................       134,200
 18,650 Regis Corp.+..............................................       305,394
 13,350 Rexall Sundown Inc.+......................................       348,769
  8,600 Riviana Foods Inc.+.......................................       154,800
  8,500 Robert Mondavi Corp., Class A Shares+.....................       348,500
  3,100 Ruby Tuesday Inc. ........................................        53,475
  5,375 Showbiz Pizza Time Inc.+..................................       112,875
 19,500 Smithfield Foods Inc.+....................................       755,625
 12,500 Tejon Ranch Co. ..........................................       209,375
 22,512 Tootsie Roll Industries Inc. .............................       951,132
 54,850 Topps Inc.+...............................................       233,113
 26,400 Whole Foods Market Inc.+..................................       580,800
--------------------------------------------------------------------------------
                                                                      17,780,737
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 18.9%
 11,200 ABM Industries Inc. ......................................       210,000
 24,400 Ackerley Communications ..................................       301,950
  9,600 Action Performance Cos.+..................................       206,400
 58,800 Acxiom Corp.+.............................................       896,700
 12,100 Adelphia Communication+...................................        72,600
  9,900 Advo Inc. ................................................       127,463
 36,500 Affiliated Computer Services Inc., Class A Shares+........       752,813
  1,300 Alexanders Inc.+..........................................        94,250
 82,762 Allied Waste Industries+..................................       724,168
 18,300 Alternative Resources Corp.+..............................       281,363
  3,700 American Eagle Outfitter+.................................        33,300
 55,100 American Media Inc., Class A Shares+......................       303,050
 28,700 American Radio Systems+...................................       961,450
  9,000 Anchor Gaming+............................................       279,000
 12,500 Ann Taylor Stores Corp.+..................................       250,000
 43,800 Applebees International Inc. .............................     1,105,950
 14,700 Applied Graphics Technologies.............................       387,713
 19,050 Arbor Drugs Inc.+.........................................       366,713
 18,694 Arch Communications Group Inc.+...........................       136,700
  9,100 Arctic Cat Inc. ..........................................        87,588
  7,600 Argosy Gaming Corp.+......................................        29,450
 13,300 Argyle Television Inc., Class A Shares+...................       329,175
 23,300 ATC Communications Inc.+..................................       177,663
  1,700 Bally's Grand Inc.+.......................................        57,800
 24,500 Best Buy Co., Inc.+.......................................       226,625
  9,300 Bet Holdings Inc., Class A Shares+........................       273,188
 19,800 Big Flower Press Holdings Inc.+...........................       371,250
 19,200 Billing Information Concepts+.............................       513,600
 16,000 BJ Services Co.+..........................................       636,000
 12,500 Books A Million Inc.+.....................................        65,625
 14,400 Borg Warner Security Corp.+...............................       180,000
 18,950 Brightpoint Inc.+.........................................       511,650
 17,170 Bristol Hotel Co.+........................................       691,093
  2,900 Buckle Inc.+..............................................        73,225
 34,379 Buffets Inc.+.............................................       247,099
 60,900 Cambridge Technology Partners, Inc.+......................     1,461,600
 35,100 Casey's General Stores Inc. ..............................       675,675
 17,012 Casino America Inc.+......................................        52,099

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER SERVICES -- 18.9% (CONTINUED)
   7,900 Casino Magic Corp.+......................................  $     19,997
  26,800 Catalina Marketing Corp.+@...............................     1,346,700
   4,900 Cato Corp., Class A Shares+..............................        23,888
   7,000 Cellstar Corp.+..........................................       181,125
   6,300 Central Parking Corp.+...................................       170,888
  33,300 Century Communications Corp., Class A Shares.............       168,581
  15,900 Chancellor Broadcasting+.................................       433,275
  39,750 CKE Restaurants+.........................................       770,156
   2,500 CKS Group Inc.+..........................................        83,750
  54,350 Claires Stores Inc. .....................................       767,694
  21,000 Coachmen Industries Inc. ................................       425,250
   9,500 Coastcast Corp.+.........................................       149,625
  16,100 Cole National Corp.+.....................................       515,200
  14,100 Collins & Aikman Corp.+..................................       111,038
   7,200 Comforce Corp.+..........................................        54,900
  30,300 Compucom Systems Inc.+...................................       227,250
 122,400 Corestaff Inc.+..........................................     2,891,700
 132,400 Corrections Corp. America+...............................     3,773,400
  23,800 Culligan Water Technologies+.............................       928,200
   8,532 D.R. Horton+.............................................       106,650
   5,500 Daisytek International Corp.+............................       188,375
  13,000 Daka International Inc.+.................................        94,250
   7,600 Day Runner Inc.+.........................................       188,100
   8,600 Desktop Data Inc.+.......................................       133,300
  36,400 Devry Inc.+..............................................       723,450
  12,400 Discount Auto Parts Inc.+................................       176,700
  47,200 Dollar Tree Stores+......................................     1,852,600
  42,499 Doubletree Corp.+@.......................................     1,774,333
  71,300 Dover Downs Entertainment................................     1,212,100
   6,100 Eagle Hardware & Garden Inc.+............................       118,950
  64,600 Einstein/Noah Bagel Corp.+...............................     1,687,675
  11,700 Electro Rent Inc.+.......................................       280,800
   9,600 Emcare Holdings Inc.+....................................       264,000
  11,200 Emmis Broadcasting Corp.+................................       386,400
  11,350 Equity Corp. International+..............................       224,163
  28,750 Evergreen Media Corp., Class A Shares+...................       862,500
   4,100 Exabyte Corp.+...........................................        44,844
   7,900 Executive Risk Inc.+.....................................       380,188
  21,600 Executive Telecard Ltd.+.................................       143,100
  32,700 Extended Stay America+...................................       645,825
  10,800 Fair, Issac & Co., Inc. .................................       391,500
  19,600 Fairchild Corp.+.........................................       274,400
  12,900 Fastcomm Communications+.................................        94,331
 126,100 Finnish Line, Class A Shares+............................     2,711,150
  53,600 Foodmaker Inc.+..........................................       515,900
   6,200 Fossil Inc.+.............................................        80,600
   3,800 Franklin Quest Co.+......................................        79,325
  19,800 Friedmans Inc., Class A Shares+..........................       299,475
  11,200 Fusion Systems Corp.+....................................       305,200
   5,100 Gadzooks, Inc.+..........................................       124,950
   9,500 Galileo Electro-Optics Corp.+............................        65,313
  23,400 Garden Ridge Corp.+......................................       166,725
  31,200 General Communication Inc., Class A Shares+..............       222,300
  11,900 General Scanning Inc.+...................................       117,513
  35,200 Genesco Inc.+............................................       334,400
  34,400 Gymboree Corp.+..........................................       847,100
  12,275 Ha-Lo Industries Inc.+...................................       193,331

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                             VALUE
------------------------------------------------------------------------------

 CONSUMER SERVICES -- 18.9% (CONTINUED)
  7,300 Hancock Fabrics Inc. ...................................  $     92,163
 22,342 Harte-Hanks Communications Inc.+........................       578,099
 19,700 Heartland Wireless Communications, Inc.+................        76,338
 31,500 Hearx Ltd.+.............................................        74,813
 64,400 Heftel Broadcasting Corp., Class A Shares+..............     2,600,150
 45,900 Heritage Media Corp., Class A Shares+...................       516,375
 27,100 Hollywood Entertainment Corp.+..........................       650,400
 27,600 Host Marriott Services+.................................       251,850
  8,400 Houghton Mifflin Co. ...................................       463,050
 13,800 HSN Inc.+...............................................       355,350
 31,350 IDEX Corp. .............................................       795,506
 10,900 IHOP Corp.+.............................................       282,038
 13,600 IMCO Recycling Inc.+....................................       214,200
  4,800 Insilco Corp.+..........................................       175,200
 21,800 International Dairy Queen Inc., Class A Shares+.........       468,700
 35,155 International Family Entertainment Inc., Class B
         Shares.................................................       672,339
  8,300 International Imaging Materials+........................       183,638
  4,800 Iron Mountain Inc.+.....................................       134,400
 71,900 ITT Educational Services+...............................     1,698,638
  8,600 Jacor Communications+...................................       253,163
 10,100 Jenny Craig Inc.+.......................................        89,638
 17,300 John H. Harland Co. ....................................       523,325
 17,700 John Wiley & Sons Inc., Class A Shares..................       508,875
 21,300 Jostens Inc. ...........................................       457,950
  5,600 Jumbosports Inc.+.......................................        33,600
 25,125 Just For Feet Inc.+.....................................       543,328
 16,000 K2 Inc. ................................................       442,000
 19,310 Katz Media Group+.......................................       142,411
 14,700 Kelley Oil & Gas Corp.+.................................        36,750
  8,700 Kenneth Cole Productions+...............................       170,738
 12,600 KFX Inc.+...............................................        59,063
 20,300 Lewis Galoob Toys Inc.+.................................       332,413
 10,600 Lin Television Corp.+...................................       439,900
  9,900 Mail Boxes Etc.+........................................       184,388
  8,250 Marcus Corp. ...........................................       179,438
  9,100 Marisa Christina Inc.+..................................        76,213
 11,500 Media General Inc. .....................................       345,000
 16,750 Mens Wearhouse Inc.+....................................       395,719
 51,100 Metromedia International+...............................       507,806
  5,200 Microage Inc.+..........................................        67,600
 19,300 Molten Metal Technology Inc.+...........................       219,538
  6,800 Movie Gallery+..........................................        73,100
 49,400 National Education Corp.+...............................       636,025
 25,200 National Media+.........................................       173,250
  9,500 Nelson Thomas Inc. .....................................       110,438
 14,800 NFO Research+...........................................       329,300
 20,500 Norrell Corp. ..........................................       548,375
 66,700 North Face Inc.+........................................     1,158,913
 25,800 Oak Industries+.........................................       522,450
  8,000 On Assignment Inc.+.....................................       244,000
 14,700 Optical Data Systems Inc.+..............................       255,413
  5,700 O'Reilly Automotive+....................................       190,238
  4,200 Paxson Communications Co.+..............................        37,275
  8,000 Penn National Gaming Inc.+..............................       124,000
  6,300 Personnel Group of America+.............................       161,438
 20,000 Petco Animal Supplies+..................................       552,500
  7,800 Photronics Inc.+........................................       269,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                             VALUE
-------------------------------------------------------------------------------

 CONSUMER SERVICES -- 18.9% (CONTINUED)
  11,500 Phymatrix Inc.+.........................................  $    158,125
  32,453 Pier 1 Imports..........................................       563,871
  29,000 Playboy Enterprises Inc., Class B Shares+...............       442,250
   6,900 Players International Inc.+.............................        37,088
  36,000 Polaris Industries Inc. ................................       918,000
  48,000 Precision Response Corp.+...............................     1,392,000
  29,900 Prepaid Legal Services+.................................       478,400
  11,200 Primadonna Resorts Inc.+................................       208,600
  32,600 Prime Hospitality Corp.+................................       537,900
  16,900 Proffits Inc.+..........................................       547,138
  16,500 Pronet Inc.+............................................        81,469
   8,166 Pulitzer Publishing Co. ................................       392,989
   9,100 Quality Food Centers Inc.+..............................       333,288
  10,100 Rare Hospitality International Inc.+....................       148,975
 133,025 Regal Cinemas Inc.+.....................................     3,541,790
   9,500 Renaissance Communications Corp.+.......................       339,625
  17,100 Rio Hotel & Casino Inc.+................................       267,188
  12,600 Rollins Inc. ...........................................       237,825
  34,300 Rotech Medical Corp.+...................................       634,550
  17,819 Ross Stores, Inc.+......................................       855,312
   9,000 Romac International Inc.+...............................       231,750
  16,600 RTW Inc.+...............................................       149,400
   9,200 Saga Communications Inc.+...............................       213,900
   7,200 Sbarro Inc. ............................................       187,200
  15,000 Scholastic Corp.+.......................................       495,000
  16,900 Scientific Games Holdings Corp.+........................       418,275
  11,700 Seattle Filmworks Inc.+.................................       198,900
   7,600 SFX Broadcasting Inc.+..................................       252,700
  16,090 Showboat Inc.+..........................................       329,845
  15,600 Shuffle Master Inc.+....................................       142,350
 176,900 Sitel Corp.+............................................     2,940,963
  12,800 Smart & Final Inc. .....................................       276,800
  12,900 Sodak Gaming Inc.+......................................       185,438
  17,460 Sonic Corp.+............................................       316,463
  56,200 Sothebys Holdings Inc., Class A Shares..................       955,400
  21,800 Sparteck Corp.+.........................................       253,425
  40,593 Sports Authority Inc.+..................................       776,341
  33,500 Starsight Telecast Inc.+................................       276,375
   3,900 Starter Corp.+..........................................        19,988
  23,600 Station Casinos Inc.+...................................       221,250
  12,000 Stone Energy Corp.+.....................................       264,000
   2,900 Stratosphere Corp.+.....................................         2,175
  12,800 Studio Plus Hotels Inc.+................................       304,000
  50,700 Sykes Enterprises Inc.+.................................     1,641,413
  24,950 Sylvan Learning Systems Inc.+...........................       851,419
  21,900 TCA Cable TV Inc.+......................................       700,800
   8,700 Toy Biz Inc.+...........................................       153,338
  32,300 Triarc Cos.+............................................       452,200
   3,000 True North Communications...............................        60,000
  36,300 Trump Hotels & Casino+..................................       335,775
  57,200 United International Holdings Inc., Class A Shares......       586,300
  40,400 United Meridian Corp.+@.................................     1,217,050
   5,300 United Television Inc. .................................       477,000
  14,300 United Video Satellite Group I, Class A Shares+.........       241,313
  12,300 Unitog Co. .............................................       249,075
  12,000 Urban Outfitters Inc. ..................................       136,500
  20,300 US Long Distance Corp.+.................................       203,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 CONSUMER SERVICES -- 18.9% (CONTINUED)
  53,700 US Office Products Co.+..................................  $  1,718,400
  35,700 ValueVision International Inc.+..........................       158,419
  14,400 Vans Inc.+...............................................       196,200
   3,900 VMR Scientific Products..................................        53,625
   5,800 Volt Information Sciences Inc.+..........................       259,550
  16,900 Wabash National Corp. ...................................       289,413
  16,300 Wackenhut Corp., Class A Shares..........................       285,250
   8,100 Wackenhut Corrections Corp.+.............................       139,725
  11,400 West Marine+.............................................       330,600
  12,977 Westpoint Stevens Inc.+..................................       447,707
  41,365 Westwood One Inc.+.......................................       770,423
  25,800 Williams Sonoma Inc.+....................................       649,838
  23,000 WMS Industries Inc.+.....................................       457,125
 108,750 Wolverine Worldwide Inc. ................................     3,860,625
  17,800 Wonderware Corp.+........................................       167,153
  17,700 World Color Press Inc.+..................................       373,913
  93,200 Wyndham Hotel Corp.+.....................................     2,621,250
  10,300 Young Broadcasting Inc., Class A Shares+.................       299,988
   8,600 Youth Services International+............................       129,000
  10,500 Zale Corp.+..............................................       194,250
--------------------------------------------------------------------------------
                                                                     109,420,297
--------------------------------------------------------------------------------
 ENERGY -- 2.6%
  27,400 Avid Technology Inc.+....................................       297,975
  42,460 Barrett Resource Corp.+..................................     1,395,873
  41,900 Benton Oil & Gas Co.+....................................       638,975
  16,400 Box Energy Corp., Class B Shares+........................       131,200
  70,100 Cable Design Technologies Corp.+.........................     1,857,650
  11,300 Cairn Energy USA Inc.+...................................       110,175
  23,800 Cidco Inc.+..............................................       309,400
  15,700 Cree Research Inc. ......................................       162,888
  21,300 Cross Timbers Oil Co. ...................................       575,100
   4,400 Devon Energy Corp. ......................................       137,500
   7,100 Dravo Corp.+.............................................        88,750
  15,300 Energy Conversion Device+................................       200,813
  19,500 Energy Ventures Inc.+....................................       994,500
   5,300 Enterprise Systems Inc.+.................................       137,800
  16,400 Falcon Drilling Co.+.....................................       555,550
  16,200 Flores & Rucks Inc.+.....................................       729,000
  32,200 Forest Oil Corp.+........................................       430,675
  81,700 Global Industries+.......................................     1,491,025
   6,800 Holly Corp.+.............................................       181,900
  12,600 KCS Energy Inc.+.........................................       453,600
  15,200 Mattson Technology Inc.+.................................       152,238
  51,800 Newfield Exploration Co.+................................     1,029,525
  25,800 Oceaneering International Inc.+..........................       409,575
  11,500 Petroleum Heat & Power Inc., Class A Shares..............        63,250
   6,300 Plains Resources Inc.+...................................        83,475
   9,400 Production Operators Corp. ..............................       459,425
  36,560 Seagull Energy Corp.+....................................       671,790
  10,525 Tejas Gas Corp.+.........................................       460,469
   3,000 Tom Brown Inc.+..........................................        55,500
  16,840 Veritas DGC Inc.+........................................       279,965
   6,200 Vintage Petroleum Inc. ..................................       186,775
--------------------------------------------------------------------------------
                                                                      14,732,336
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 5.0%
  33,750 Aames Financial Corp. ...................................  $  1,016,719
   4,700 Acordia Inc. ............................................       150,400
  40,400 Americredit Corp.+.......................................       787,800
  32,400 Amerin Co.+..............................................       680,400
 117,300 Amresco Inc.+............................................     2,404,650
  17,300 Arthur J. Gallagher & Co.+...............................       531,975
  12,050 Bank of Granite Corp. ...................................       352,463
   3,224 Cash America International Inc. .........................        30,628
  99,200 Catellus Development Corp.+..............................     1,525,200
   3,200 CBT Corp.+...............................................        72,000
   7,100 Cityscape Financial Corp.+...............................       194,363
  10,000 CMAC Investment Corp.+...................................       350,000
  14,000 Covenant Transport+......................................       197,750
  20,200 Crawford & Co., Class B Shares...........................       454,500
  28,500 Credit Acceptance Corp.+.................................       605,625
  18,300 Envoy Corp.+.............................................       439,200
  11,000 E.W. Blanch Holdings Inc. ...............................       250,250
   4,380 Financial Trust Corp. ...................................       189,435
  12,028 Foremost Corp. of America................................       715,666
   4,230 Frontier Insurance Group Inc. ...........................       182,948
  24,750 Gainsco Inc. ............................................       225,844
   2,200 Harleysville National Corp.+.............................        56,100
  40,800 HCC Insurance Holdings...................................     1,004,700
   3,502 Hubco Inc. ..............................................        91,928
  33,900 Imperial Credit Industries+..............................       817,838
  44,000 Insignia Financial Group Inc., Class A Shares+...........       935,000
   5,500 Investment Technology Group+.............................       106,563
   2,700 Irvine Apartment Communities Inc. .......................        72,900
   4,000 Irwin Financial Corp. ...................................       120,000
  14,700 Jayhawk Acceptance Corp.+................................        34,913
   6,000 Markel Corp.+............................................       654,000
   7,000 Meadowbrook Insurance Group..............................       150,500
  19,600 Mills Corp.+.............................................       460,600
  13,000 National Commerce Bancorp................................       581,750
   3,192 National Penn Bancshares Inc. ...........................        86,982
  51,700 Olympic Financial Ltd.+..................................       568,700
   3,900 Park National Corp. .....................................       202,313
  29,191 Penncorp Financial Group+................................     1,021,685
   5,543 Phoenix Duff & Phelps Corp. .............................        44,344
  34,160 Pioneer Group Inc. ......................................       798,490
   6,700 Poe & Brown Inc. ........................................       182,575
  14,900 Quick & Reilly Group Inc. ...............................       521,500
  10,400 RAC Financial Group Inc.+................................       339,300
   9,200 Reinsurance Group of America.............................       450,800
  10,600 Reliance Acceptance Group Inc.+..........................       140,450
  49,600 Riscorp Inc.+............................................       124,000
   2,400 S & T Bancorp Inc. ......................................        85,200
  17,300 SEI Investment Cos.+.....................................       382,763
  62,900 Sirrom Capital Corp.+....................................     2,547,450
   2,000 Student Loan Corp. ......................................        80,750
  23,925 TrustCo Bank Corp. New York..............................       514,388
  47,500 UICI@....................................................     1,401,250
  17,400 United Cos. Financial Corp.+.............................       452,400
   7,800 United Dental Care Inc.+.................................       215,475
   4,100 United Fire and Casualty+................................       135,813
  22,604 US Trust Corp. ..........................................     1,062,388
  12,684 Vesta Insurance Group Inc. ..............................       496,262

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                              VALUE
--------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 5.0% (CONTINUED)
  8,800 Wall Data+................................................  $    136,400
  5,920 WFS Financial Inc.+.......................................        87,320
  3,900 Winthrop Resources Corp.+.................................       126,750
 27,100 World Acceptance Corp.+...................................       152,438
--------------------------------------------------------------------------------
                                                                      28,802,794
--------------------------------------------------------------------------------
 HEALTHCARE -- 16.8%
 28,800 ABR Information Services..................................       673,200
 21,700 ATS Medical...............................................       151,900
 25,100 Adac Laboratories+........................................       533,375
 22,900 Advanced Polymer Systems+.................................       186,063
 17,790 Advanced Technology Labs+.................................       631,545
 16,700 Agouron Pharmaceuticals Inc.+.............................     1,469,600
 19,700 Alkermes Inc.+............................................       490,038
 39,500 Alliance Pharmaceutical Corp.+............................       493,750
 11,300 Alpharma Inc. ............................................       151,138
 19,900 Alteon Inc. ..............................................        99,500
 13,450 American Homepatient Inc.+................................       319,438
 66,600 American Oncology Resource+...............................       607,725
 30,789 Amerisource Health Corp., Class A Shares+@................     1,550,996
 28,600 Amylin Pharmaceuticals Inc.+..............................       425,425
 39,300 Angeion Corp.+............................................       152,902
  8,400 Aphton Corp.+.............................................       147,000
  8,700 Arbor Health Care Co. ....................................       217,500
 15,600 Arrow International Inc. .................................       549,900
  9,100 Arthrocare Corp.+.........................................        81,900
 36,900 Ballard Medical Products..................................       724,163
  6,750 Barr Laboratories Inc.+...................................       244,688
  9,100 Biomatrix Inc.+...........................................       141,050
  9,789 Bio-Rad Labs+.............................................       258,185
 65,100 Bio-Technology General Corp.+.............................     1,057,875
 42,700 Calgene Inc.+.............................................       314,913
 19,300 Capstone Pharmacy Services+...............................       226,775
 18,800 Cellpro Inc.+.............................................       216,200
 33,900 Cephalon+.................................................       800,888
 15,082 Chad Therapeutics Inc.+...................................       192,296
 20,800 Chronimed Inc.+...........................................       241,800
 13,350 Clinitrials Research Inc.+................................       130,163
  6,800 Coastal Physician Group Inc.+.............................        15,300
 24,400 Cocensys Inc.+............................................       137,250
 15,100 Coherent Inc.+............................................       711,588
 11,725 Collagen Corp. ...........................................       234,500
 36,700 Columbia Laboratories Inc.+...............................       559,675
 13,800 Compdent Corp.+...........................................       415,725
 20,000 Conmed Corp.+.............................................       395,000
  8,600 Copley Pharmaceutical Inc.+...............................        70,413
  8,500 Cor Therapeutics Inc.+....................................       104,656
 55,700 Coram Healthcare Corp.+...................................       320,275
 38,500 Coventry+.................................................       281,531
  4,900 CRA Managed Care+.........................................       194,775
 39,400 Creative Biomolecules Inc.+...............................       418,625
 10,600 Cryolife Inc.+............................................       103,350
 14,200 Curative Technologies Inc.+...............................       358,550
 21,600 Cygnus Therapeutic Systems+...............................       332,100
 28,800 Cytel Corp.+..............................................        93,600
 65,400 Cytogen Corp.+............................................       335,175
 13,800 Depotech Corp.+...........................................       244,950

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 HEALTHCARE -- 16.8% (CONTINUED)
  16,300 Diagnostic Products Corp. ...............................  $    505,300
 124,600 Dura Pharmaceuticals Inc.+@..............................     4,189,675
   7,000 Emeritus Corp.+..........................................        84,875
  27,300 Employee Solutions Inc.+.................................       651,788
  18,200 Endosonics Corp.+........................................       207,025
  28,817 Enzo Biochem Inc.+.......................................       443,065
  17,800 Epitope Inc.+............................................       238,075
  17,700 Equimed Inc.+............................................        73,013
   9,800 Ergo Science Corp.+......................................       142,100
  22,400 Express Scripts Inc., Class A Shares+....................       761,600
  19,500 Fuisz Technologies Ltd.+.................................       134,063
  15,900 Geltex Pharmaceuticals Inc.+.............................       333,900
  50,100 Genelabs Technologies Inc.+..............................       338,175
  32,800 Genesis Health Ventures Inc.+............................     1,135,700
  40,600 Gilead Sciences Inc.+....................................     1,238,300
   3,600 Grancare Inc.+...........................................        28,800
  11,900 GRC International Inc.+..................................        52,063
  17,800 Gulf South Medical Supply Inc.+..........................       376,025
  29,600 Haemonetics Corp.+.......................................       510,600
  20,450 Health Management Systems+...............................       163,600
  18,200 Healthdyne Technologies Inc.+............................       252,525
  11,400 Healthplan Services Corp.+...............................       209,475
  10,100 Henry Schein Inc.+.......................................       272,700
  17,200 Herbalife International Inc.+............................       361,200
  14,960 Hilb, Rogal & Hamilton Co. ..............................       200,090
  16,100 Hologic Inc.+............................................       418,600
   6,100 Horizon/CMS Healthcare Corp. ............................        99,888
  24,900 Human Genome Sciences Inc.+..............................       946,200
  30,700 Hybridon Inc.+...........................................       207,225
  47,886 ICN Pharmaceuticals Inc.+................................     1,209,122
  39,300 ICOS Corp.+..............................................       334,050
  10,800 ICU Medical Inc.+........................................        99,900
  18,000 IDEC Pharmaceuticals+....................................       447,750
   6,900 IDX Systems Corp.+.......................................       217,350
 102,300 Imatron Inc.+............................................       278,128
  25,500 Imclone Systems+.........................................       218,344
  18,700 Immune Response Corp.+...................................       133,238
  24,600 Immunex Corp.+...........................................       694,950
  34,200 Immunomedics Inc.+.......................................       190,238
  19,000 Incontrol Inc.+..........................................       171,000
  15,300 Inhale Therapeutic Systems Inc.+.........................       302,175
  15,600 Inphynet Medical Management Inc.+........................       444,600
  36,300 Integra Lifesciences Corp.+..............................       154,275
   4,300 Integrated Health Services Inc.+.........................       127,925
   2,400 Intercardia Inc.+........................................        65,400
  41,000 Invacare Corp. ..........................................       994,250
  34,900 Isis Pharmaceuticals+....................................       676,188
  29,800 Isolyser Inc.+...........................................       178,800
  17,600 I-Stat Corp.+............................................       321,200
 112,700 Jones Medical Industries+@...............................     3,409,175
  19,100 Keravision Inc.+.........................................       233,975
  20,600 Kinetic Concepts Inc.+...................................       306,425
  15,800 Life Technologies Inc. ..................................       434,500
  16,300 Lifecore Biomedical Inc.+................................       317,850
  31,900 Ligand Pharmaceutical Inc., Class B Shares+..............       386,788
  44,700 Liposome Inc.+...........................................     1,111,913
  15,300 Living Centers America Inc.+.............................       487,688

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 HEALTHCARE -- 16.8% (CONTINUED)
   7,550 Lunar Corp.+.............................................  $    260,475
  27,700 Magellan Health Services+................................       682,113
  18,430 Mariner Health Group Inc.+...............................       179,693
  18,200 Martek Biosciences Corp.+................................       364,000
  48,500 Matria Healthcare Inc.+..................................       278,875
  23,100 Matrix Pharmaceuticals+..................................       147,263
  23,900 Maxicare Health Plans Inc.+..............................       528,788
  15,400 Medcath Inc.+............................................       223,300
  36,600 Medicis Pharmaceutical+..................................     1,571,513
  18,900 Medimunne Inc.+..........................................       274,050
  30,500 Mentor Corp. ............................................       758,688
  11,500 Meridian Diagnostics Inc.+...............................       127,938
  59,600 Mid Atlantic Medical Services+...........................       879,100
   4,900 Minimed Inc.+............................................       138,425
  18,650 Multicare Cos. Inc.+.....................................       345,025
  11,700 Myriad Genetics Inc.+....................................       424,125
  43,200 Nabi Inc.+...............................................       415,800
  75,400 National Surgery Centers+................................     2,280,850
  12,000 Neopath Inc.+............................................       196,500
  26,200 Neoprobe Corp.+..........................................       450,313
  18,100 Neurex Corp.+............................................       262,450
  17,000 Neurogen Corp.+..........................................       297,500
  40,200 Neuromedical Systems Inc. ...............................       316,575
  39,757 Nexstar Pharmaceuticals+.................................       591,385
  17,500 Northfield Labs Inc.+....................................       201,250
  20,100 Noven Pharmaceuticals Inc.+..............................       271,350
  28,000 Occusystems Inc.+........................................       658,000
  27,300 Oncogene Science Inc.+...................................       187,688
  26,100 Orthologic Corp.+........................................       153,338
  21,000 Orthondontic Centers of America+.........................       312,375
  11,000 Osmonics Inc.+...........................................       211,750
  12,200 Ostex International Inc.+................................        68,625
  16,100 Owen Healthcare Inc. ....................................       442,750
  31,200 Owens & Minor Inc. ......................................       319,800
   8,300 Oxford Resources+........................................       342,375
  29,800 Palomar Medical Technology+..............................       236,538
  23,000 Parexel International Corp.+.............................       644,000
  14,500 Pathogenesis Corp.+......................................       427,750
  17,700 Patterson Dental Co.+....................................       601,800
   7,000 PDT Inc.+................................................       204,750
  69,700 Pediatrix Medical Group+.................................     2,613,750
  10,600 Perclose Inc.+...........................................       258,375
  23,700 Perrigo Co.+.............................................       287,363
  16,905 Pharmaceutical Product Development Inc.+.................       397,268
  14,600 Pharmacopeia Inc.+.......................................       253,675
  16,300 PHP HealthCare Corp.+....................................       332,113
  12,700 Physician Corp. of America+..............................        55,563
  27,900 Physician Resource Group+................................       415,013
 103,600 Physician Sales & Service Inc.+..........................     1,579,900
  10,125 Physicians Health Services Inc., Class A Shares+.........       194,906
  23,100 Physio-Control International+............................       444,675
  15,900 Possis Corp.+............................................       248,438
  13,400 Prime Medical Services Inc.+.............................       149,075
  15,000 Protein Design Labs Inc.+................................       562,500
  11,800 Protocol Systems Inc.+...................................       105,463
   4,000 Regency Health Services Inc.+............................        42,500
  26,800 Regeneron Pharmaceutical Inc.+...........................       268,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 HEALTHCARE -- 16.8% (CONTINUED)
 122,700 Renal Treatment Centers Inc.+............................  $  3,190,200
   7,300 Res-Care Inc.+...........................................       140,525
  13,100 Research Medical Inc.+...................................       306,213
  25,300 Resound Corp.+...........................................       170,775
  23,400 Respironics Inc.+........................................       460,688
  11,500 Roberts Pharmaceutical Corp.+............................       150,938
  33,100 R.P. Scherer Corp.+@.....................................     1,911,525
  17,200 Sangstat Medical Corp. ..................................       550,400
  19,300 Sciclone Pharmaceuticals+................................       130,275
  14,603 Scios Inc.+..............................................       104,959
  36,800 Sepracor Inc.+...........................................       887,800
  41,900 Sequus Pharmaceuticals Inc.+.............................       481,850
  12,300 Serologicals Corp.+......................................       338,250
   9,900 Sierra Health Services Inc.+.............................       261,113
  31,700 Sofamor/Danek Group Inc.+................................     1,256,113
  34,000 Sola International Inc.+@................................       884,000
  26,800 Somatix Therapy Corp.+...................................        67,000
  25,200 Somatogen Inc.+..........................................       330,750
  13,000 Spine Technology Inc.+...................................       357,500
  18,700 Staar Surgical Co.+......................................       236,088
   2,700 Summit Care+.............................................        34,425
  10,200 Summit Medical Systems+..................................        48,450
  42,700 Summit Technology Inc.+..................................       378,963
   8,000 Sun Healthcare Group Inc.+...............................       110,000
   2,200 Sunrise Medical Inc.+....................................        29,700
  14,800 Target Therapeutics Inc.+................................     1,045,250
  11,900 Techne Corp.+............................................       294,525
  21,000 Technol Medical Products Inc.+...........................       309,750
  13,100 Theragenics Corp.+.......................................       312,763
  21,050 Theratech Inc.+..........................................       273,650
  21,500 Theratx Inc.+............................................       354,750
  10,000 Thoratec Laboratories Inc.+..............................        97,500
  55,200 Total Renal Care Holdings+...............................     1,925,100
  19,700 Transcend Services Inc.+.................................        86,188
   5,800 Transitional Hospitals Corp. ............................        52,200
  39,627 Universal Health Service+................................     1,352,271
  19,600 Urohealth Systems Inc.+..................................       183,750
  32,500 Uromed Corp.+............................................       264,063
  28,187 U.S. Bioscience Inc.+....................................       398,141
  25,100 Ventritex Inc.+..........................................       520,825
  23,500 Veterinary Centers of America+...........................       249,688
  25,800 Vertex Pharmaceuticals Inc.+.............................     1,193,250
   9,400 Vital Signs Inc. ........................................       232,650
   9,721 Vitalink Pharmaceuticals+................................       205,352
  24,800 Vivus Inc.+..............................................     1,370,200
  43,300 Xoma Corp.+..............................................       297,688
  30,700 Zila Inc.+...............................................       245,600
--------------------------------------------------------------------------------
                                                                      96,902,885
--------------------------------------------------------------------------------
 MEDICAL TECHNOLOGY -- 1.0%
  18,450 Access Health Inc.+......................................       433,575
  42,400 Acuson Corp.+............................................     1,176,600
  50,400 Advanced Tissue Sciences Inc., Class A Shares+...........       648,900
   7,100 Boca Research+...........................................        55,913
  26,400 CNS Inc.+................................................       356,400
  44,100 Cognex Corp.+............................................       799,313
   9,500 Incyte Pharmaceuticals+..................................       503,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                              VALUE
--------------------------------------------------------------------------------

 MEDICAL TECHNOLOGY -- 1.0% (CONTINUED)
 10,300 Landauer Inc. ............................................  $    218,875
 41,000 Medic Computer Systems Inc.+..............................     1,476,000
 23,400 Physician Computer Network+...............................       187,200
--------------------------------------------------------------------------------
                                                                       5,856,276
--------------------------------------------------------------------------------
 REAL ESTATE -- 2.4%
 14,900 Associated Estates Realty Corp. ..........................       350,150
  2,000 Avatar Holdings Inc.+.....................................        67,250
  4,000 Cali Realty Corp.+........................................       128,000
 42,000 CarrAmerica Realty Corp. .................................     1,275,750
 13,600 Centerpoint Properties Corp. .............................       430,100
 11,700 Charles E. Smith Residential Realty Inc. .................       330,525
 16,400 Developers Diversified Realty Corp. ......................       600,650
 12,500 Federal Realty Investors..................................       335,938
 34,100 General Growth Properties Inc. ...........................     1,044,313
 33,300 Health Care Investment Inc. ..............................     1,136,363
 20,500 Kimco Realty Corp.+.......................................       689,313
 20,500 Macerich Co.+.............................................       566,313
 23,800 Nationwide Health Properties Inc.+........................       523,600
  9,700 NHP Inc.+.................................................       235,225
 18,400 Post Properties Inc. .....................................       696,900
  9,500 Real Estate Investment Trust..............................       217,313
  4,000 Reckson Associates Realty+................................       183,000
 19,700 Renters Choice Inc.+......................................       273,338
  9,900 Saul Centers Inc. ........................................       168,300
 39,100 Spieker Properties Inc. ..................................     1,422,263
  8,100 Urban Shopping Centers Inc. ..............................       254,138
 32,200 Vornado Realty............................................     1,863,575
 26,900 Washington Real Estate Investment Trust...................       480,838
  8,900 Weingarten Realty Investment..............................       381,588
--------------------------------------------------------------------------------
                                                                      13,654,743
--------------------------------------------------------------------------------
 TECHNOLOGY -- 23.5%
 26,400 Acclaim Entertainment Inc.+...............................       140,250
 13,100 ACT Networks Inc.+........................................       261,181
 16,400 Activision+...............................................       219,350
  4,300 Advent Software Inc.+.....................................        98,900
  6,200 Aliant Techsystems Inc.+..................................       103,850
 17,300 Altron Inc.+..............................................       320,050
 14,800 American Business Information Inc.+.......................       284,900
  9,900 Amisys Managed Care Systems+..............................       191,813
 19,500 Analysis International Corp. .............................       526,500
 24,350 Antec Corp.+..............................................       206,975
 16,200 Applied Digital Access Inc.+..............................       113,400
 11,700 Applied Innovation Inc.+..................................        58,500
 32,900 Applied Magnetics Corp.+..................................     1,278,988
 13,200 Applied Power Inc. .......................................       516,450
 11,000 Applix Inc.+..............................................       122,375
 16,200 Arbor Software Corp.+.....................................       532,575
 13,700 Aspen Technology Inc.+....................................       844,263
  4,700 Astea International Inc.+.................................        23,353
  5,200 Atlantic Tele-Network Inc.+...............................        65,000
 94,000 Aura Systems Inc.+........................................       252,625
 33,800 Auspex Systems Inc.+......................................       392,925
 24,075 Avant Corp.+..............................................       734,288
 18,699 Banctec Inc.+.............................................       476,825
  7,400 Barra Inc.+...............................................       223,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 23.5% (CONTINUED)
  28,400 BBN Corp.+...............................................  $    596,400
  20,700 BDM International+.......................................       869,400
  18,200 Bell & Howell Co.+.......................................       432,250
  35,700 BISYS Group Inc.+@.......................................     1,115,625
  20,900 Black Box Corp.+.........................................       632,225
  40,100 BMC Industries Inc.+.....................................     1,147,863
  24,550 Boole & Babbage Inc.+....................................       644,438
  14,500 Borland International Inc.+..............................       117,813
  33,000 Boston Technology Inc.+..................................       820,875
  11,900 Brite Voicesystems+......................................       148,750
  16,300 Broadband Technologies Inc.+.............................       152,813
  23,200 Broderbund Software Inc.+................................       681,500
  13,500 Brooktrout Technology+...................................       251,438
  13,400 C-Cor Electronics Inc.+..................................       184,250
  16,500 Caere Corp.+.............................................       173,250
  34,170 CAI Wireless Systems+....................................        80,086
   4,800 California Microwave Inc.+...............................        69,000
  13,100 Casino Data System+......................................        75,325
  13,100 CDI Corp.+...............................................       429,025
  53,250 CDW Computer Centers Inc.+...............................     2,798,953
  13,500 Cellular Communications Inc.+............................       381,375
  27,498 Cellular Technical Services Inc.+........................       288,729
  17,100 Centennial Technologies+.................................        47,025
  33,700 Cerner Corp.+............................................       513,925
  27,500 Checkfree Corp.+.........................................       426,250
  32,400 Chips & Technologies Inc.+...............................       413,100
  11,300 Ciber Inc.+..............................................       319,225
  96,000 Citrix Systems Inc.+@....................................     1,212,001
  13,900 Clarify Inc.+............................................       356,188
  12,300 Coherent Communications Systems+.........................       232,163
  11,300 Cohu Inc. ...............................................       281,088
  19,695 Commnet Cellular Inc.+...................................       502,223
  87,900 Computer Horizons Corp.+.................................     2,285,400
   6,325 Computer Management Services+............................       104,363
  30,100 Computer Network Technology Co.+.........................       167,431
  31,900 Computer Products Inc.+..................................       546,288
  41,900 Computer Task Group Inc. ................................     1,796,463
  86,700 Computervision Corp.+....................................       509,363
  13,500 Comshare Inc.+...........................................       195,750
 117,600 Comverse Technology Inc.+................................     5,130,301
  18,298 Control Data Systems Inc.+...............................       274,470
   9,800 Cooper & Chyan Technology................................       300,738
  61,500 Copytele Inc.+...........................................       411,281
  10,500 CMG Information Services+................................       139,125
   3,400 CSG Systems International+...............................        63,325
   6,600 Cybercash Inc.+..........................................       132,000
  24,100 Cyrix Corp.+.............................................       671,788
  36,300 Data Broadcasting+.......................................       249,563
   2,550 Data Translation Inc.+...................................         9,244
  12,600 Data Transmission Network+...............................       289,800
   5,800 Datastream Systems Inc.+.................................       110,200
   7,700 Davox+...................................................       220,413
   8,300 Decisionone Corp.+.......................................       124,500
  14,800 Dendrite International+..................................       140,600
   4,900 Devon Group Inc.+........................................       140,875
  10,200 DH Technology Inc.+......................................       170,850
  10,400 Dialogic Corp.+..........................................       371,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                              VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 23.5% (CONTINUED)
 41,700 Diamond Multimedia Systems+...............................  $    523,856
  4,245 Diana Corp.+..............................................        33,960
 16,800 Digi International Inc.+..................................       138,600
 21,300 Digital Microwave Corp.+..................................       532,500
 15,500 DII Group+................................................       422,375
 17,500 Dionex Corp.+.............................................       787,500
 12,500 Documentum Inc.+..........................................       315,625
 25,000 Dynatech Corp.+...........................................       700,000
 12,800 Eis International Inc.+...................................        75,200
 10,900 Elcom International Inc.+.................................        76,300
  9,800 Electro Scientific Industries Inc.+.......................       264,600
  7,600 Eltron International Inc.+................................       165,300
 12,600 Encad Inc.+...............................................       429,975
 14,700 Ennis Business Forms Inc.+................................       163,538
 17,200 Epic Design Technology Inc.+..............................       457,950
 11,600 Excalibur Technologies+...................................        92,800
 63,500 Executone Information Systems+............................       174,625
 19,900 Filenet Corp. ............................................       378,100
  5,900 Franklin Electronic Publishers Inc.+......................       283,200
 25,700 General Datacomm Industries Inc.+.........................       199,175
 28,300 Genrad Inc.+..............................................       562,463
 75,600 Geotek Communications Inc.+...............................       448,875
 14,700 Geoworks+.................................................       275,625
  2,900 Hadco Corp.+..............................................       117,450
 19,200 Harbinger Corp.+..........................................       470,400
 11,700 Harmonic Lightwaves+......................................       195,975
  3,700 HCIA Inc.+................................................       126,725
  9,900 Helix Technology Corp. ...................................       344,025
 28,100 Highway Master+...........................................       393,400
 25,600 HNC Software+.............................................       640,000
 19,100 HPR Inc.+.................................................       267,400
 20,700 Hutchinson Technology Inc.+...............................       664,988
 23,900 Hyperion Software Corp.+..................................       473,519
 25,100 Identix Inc.+.............................................       257,275
 12,300 Ikos Systems Inc.+........................................       270,600
  9,500 Imnet Systems Inc.+.......................................       231,563
 42,600 IMP Inc.+.................................................        74,550
 13,100 In Focus Systems Inc.+....................................       270,188
  2,100 Inacom Corp.+.............................................        54,600
  4,800 Indus Group Inc.+.........................................       103,200
 11,700 Inference+................................................        92,138
 11,700 Infinium Software Inc.+...................................        81,900
 15,477 Information Resources Inc.+...............................       230,220
 44,800 Insight Enterprises+......................................     1,400,000
  4,200 Integrated Measurement Systems+...........................        75,075
 20,500 Integrated Systems Inc.+..................................       466,375
 19,600 Intelidata Technologies Corp.+............................       105,350
 13,100 Intercel Inc.+............................................       150,650
 67,500 Interdigital Communications Corp.+........................       405,000
 16,962 Intermagnetics General Corp.+.............................       184,462
 25,000 Intermet Corp.+...........................................       378,125
  3,900 International Cabletel Inc.+..............................        75,563
 27,100 Intersolv Inc.+...........................................       247,288
 12,100 Inter-Tel Inc.+...........................................       181,500
 23,200 Intervoice Inc.+..........................................       255,200
  5,000 IPC Information Systems+..................................        62,500
 13,700 ITI Technologies Inc.+....................................       198,650

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                              VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 23.5% (CONTINUED)
 67,600 Jack Henry & Associates+..................................  $  2,230,800
 20,000 Jacobs Engineering Group Inc.+............................       515,000
 29,200 JDS Software Group Inc.+..................................       751,900
 46,000 Keane Inc.+...............................................     1,621,500
 24,000 Kulicke & Soffa Industries Inc.+..........................       636,000
 30,600 Lattice Semiconductor Corp.+..............................     1,461,150
 56,550 Learning Tree International+..............................     1,753,050
 25,200 Legato Systems Inc.+......................................       510,300
 10,100 Logic Works Inc.+.........................................        65,650
 47,800 LTX Corp.+................................................       271,863
 10,200 Manufistics Group Inc.+...................................       321,300
  9,700 Mastec Inc.+..............................................       509,250
  8,000 Maxis Inc.+...............................................        83,000
  3,600 McWhorter Technologies Inc.+..............................        77,400
 11,400 MDL Information Systems+..................................       233,700
 10,200 Media 100 Inc.+...........................................        72,675
 20,800 Mercury Interactive Corp.+................................       270,400
 12,800 Metaltools Inc.+..........................................       172,800
 41,450 Methode Electronics Inc., Class A Shares+.................       658,019
 20,126 Metrocall Inc.+...........................................       115,725
 21,600 Microcom Inc.+............................................       226,800
 10,300 Micros Systems Inc.+......................................       397,838
  5,600 Microtouch Systems Inc.+..................................       147,000
  7,400 Microware Systems Corp.+..................................        87,875
 13,200 Minerals Technologies Inc. ...............................       499,950
  9,200 Mosaix+...................................................       100,050
 17,300 MRV Communications, Inc.+.................................       419,525
 27,700 Mylex Corp.+..............................................       308,163
 17,000 National Computer Systems Inc. ...........................       420,750
 35,400 National Data Corp. ......................................     1,243,425
 10,700 National Instruments Corp.+...............................       409,275
 15,200 Netcom On-Line Communication Services Inc.+...............       159,600
 39,800 Netmanage Inc.+...........................................       154,225
 55,000 Network Appliance+........................................     2,200,000
 29,100 Network Equipment Technologies+...........................       469,238
 14,000 Network Peripherals Inc.+.................................       201,250
 31,900 Nova Corp.+...............................................       522,363
 14,300 Novadigm Inc.+............................................        87,588
 28,400 Nu-Kote Holdings Inc., Class A Shares+....................       159,750
 44,200 Oak Technologies Inc.+....................................       596,700
 24,300 OIS Optical Imaging Systems Inc.+.........................        66,825
 17,825 Organogenesis Inc.+.......................................       394,378
  9,500 Ortel Corp.+..............................................       123,500
  3,400 Pacific Scientific Co.+...................................        46,325
 10,800 Palmer Wireless Inc.+.....................................       162,000
  5,700 Park Electrochemical Corp. ...............................       138,938
 33,868 Paxar Corp.+..............................................       643,492
 46,600 P-Com Inc.+...............................................     1,497,025
 12,200 Peak Technologies Group Inc.+.............................       131,150
 31,900 Performance Systems Inc.+.................................       263,175
 14,400 Periphonics Corp.+........................................       172,800
 24,100 Phoenix Technology Ltd.+..................................       429,281
 10,700 Pinnacle Systems Inc.+....................................       141,775
 22,100 Pioneer Standard Electronics Inc. ........................       309,400
 12,000 Pixar Inc.+...............................................       235,500
  4,200 Planar Systems Inc.+......................................        53,025
 66,796 Platinum Technology Inc.+.................................       993,591

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                              VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 23.5% (CONTINUED)
 39,300 PMT Services Inc.+........................................  $    505,988
 18,100 Policy Management System+.................................       778,300
 23,700 Precision Systems Inc.+...................................        94,800
  8,000 Premenos Technology Corp.+................................        62,000
  9,100 Premiere Technologies Inc.+...............................       170,625
 39,600 Premisys Communications+..................................       584,100
  8,600 PRI Automation+...........................................       424,625
 29,875 Pricellular Corp.+........................................       265,141
  7,785 Primark Corp. ............................................       193,652
 14,600 Prism Solutions Inc.+.....................................        98,550
  9,400 Progress Software Corp.+..................................       127,488
  8,600 Project Software & Development+...........................       305,300
 13,100 Proxim Inc.+..............................................       248,900
 32,502 Pure Atria Corp.+.........................................       623,632
 46,300 Quarterdeck Corp.+........................................       173,625
  9,000 Quickresponse Services+...................................       247,500
  7,400 Radisys Corp.+............................................       264,550
  4,600 Rainbow Technologies Inc.+................................        81,650
 28,700 Ramtron International Co.+................................       190,138
 17,600 Red Brick Systems Inc.+...................................       347,600
 61,700 Remedy Corp.+.............................................     2,367,738
  3,500 Renaissance Solutions+....................................       109,813
 26,700 Ross Technology Inc.+.....................................        78,431
 21,200 Safeskin Corp.+...........................................       392,200
 22,200 Santa Cruz Operations Inc.+...............................       158,175
 39,700 Sapient Corp.+............................................     1,533,413
 71,550 Scopus Technology Inc.+...................................     1,565,157
 13,100 SDL Inc.+.................................................       268,550
 68,700 SIII Inc.+@...............................................     1,189,369
 20,100 Secure Computing Corp.+...................................       140,700
 60,200 Security Dynamics Technologies Inc.+......................     1,655,500
  4,900 Sequent Computer Systems Inc.+............................        84,219
 20,300 Seventh Level Inc.+.......................................        71,684
 40,700 Sierra Semiconductor Corp.+...............................       651,200
 18,500 Silicon Storage Technology+...............................        75,156
 21,400 Silicon Valley Group Inc.+................................       457,425
 12,900 Siliconix Inc.+...........................................       303,150
 19,400 Smart Modular Technology+.................................       565,025
 37,400 Spectrum Holobyte Inc.+...................................       308,550
  9,100 SPS Transaction Services+.................................       153,563
  8,400 SPSS Inc.+................................................       210,000
 16,900 Spyglass Inc.+............................................       177,450
 33,300 Stac Electronics+.........................................       199,800
 13,900 State of the Art Inc.+....................................       166,800
  7,600 Storage Computer Corp.+...................................       121,600
 48,300 Structural Dynamics Research Corp.+.......................       959,963
 17,700 Submicron Corp.+..........................................        70,800
 31,300 Sunriver Corp.+...........................................        46,950
 10,100 Supertex Inc.+............................................       121,200
 75,900 Symantec Corp.+...........................................     1,185,938
 21,000 Sync Research Inc.+.......................................       165,375
 17,000 Systems & Computer Technology+............................       344,250
 38,500 System Software Associates Inc.+..........................       399,438
 22,300 Systemsoft Corp.+.........................................       362,375
 16,700 TCSI Corp.+...............................................        91,850
 52,866 Tech Data Corp.+@.........................................     1,268,784
  9,400 Technitrol Inc.+..........................................       420,650

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 23.5% (CONTINUED)
  80,900 Technology Solutions Co.+................................  $  2,396,663
  10,100 Tekelec+.................................................       202,000
  11,700 Telco Systems Inc.+......................................       181,350
  18,200 Tel-Save Holdings Inc.+..................................       325,325
   8,200 Teltrend+................................................       145,550
   8,900 Telxon Corp. ............................................       144,625
  39,500 Tencor Instruments+......................................     1,582,469
 114,970 Tetra Tech, Inc.+........................................     1,552,096
  16,800 Tetra Technologies, Inc.+................................       396,900
   6,000 Thermospectra Corp.+.....................................        90,000
  21,500 3DO Co.+.................................................        87,344
  14,050 Transaction Network Services+............................       140,500
 117,200 Transaction Systems Architects+@.........................     3,047,200
  11,700 Trescom International Inc.+..............................        73,125
  11,800 Trident Microsystems Inc.+...............................       264,025
  11,100 Triquint Semiconductor+..................................       348,263
  17,500 Tseng Labs Inc.+.........................................        63,438
   6,750 Unison Software Inc.+....................................       111,375
  14,400 Unitrode Corp.+..........................................       525,600
   9,200 U.S. Data Corp.+.........................................        36,800
  38,500 Vanguard Cellular System+................................       543,813
  21,500 Vanstar Corp.+...........................................       295,625
  12,200 Vantive Corp.+...........................................       271,450
  20,800 Veeco Instruments Inc....................................       509,600
  73,700 Verilink Corp.+..........................................     1,271,325
  42,300 Veritas Software Co.+....................................     1,343,025
  12,000 Verity Inc.+.............................................       117,750
  52,600 Viasoft Inc.+............................................     1,893,600
  19,300 Vical Inc.+..............................................       337,750
  42,300 Vicor Corp.+.............................................       692,663
  16,500 Videolan Technologies Inc.+..............................        19,594
  72,500 Videoserver Inc.+........................................     1,540,625
  25,600 Viewlogic Systems Inc.+..................................       377,600
  45,500 Visio Corp.+.............................................     1,922,375
  14,300 Visx Inc.+...............................................       318,175
  52,500 VLSI Technology+.........................................       981,094
  48,700 Wang Laboratories Inc.+..................................     1,068,356
  13,550 Wind River Systems+......................................       508,125
  37,500 Winstar Communications Inc.+.............................       506,250
   7,700 Workgroup Technology Corp.+..............................        34,650
  24,400 Xicor Inc.+..............................................       170,800
  22,300 Xircom Inc.+.............................................       443,213
   5,300 Xpedite Systems Inc.+....................................       117,925
  26,200 Zebra Technologies Corp., Class A Shares+................       582,950
  25,700 Zilog Inc.+..............................................       607,163
   6,700 Zoran Corp.+.............................................       121,019
--------------------------------------------------------------------------------
                                                                     135,474,279
--------------------------------------------------------------------------------
 TRANSPORTATION -- 1.1%
  25,200 Air Express International Corp. .........................       781,200
  12,700 American Freightways Corp. ..............................       152,400
  15,000 Asa Holdings Inc.+.......................................       339,375
   7,600 Eagle USA Airfreight Inc.+...............................       254,600
   9,800 Greenwich Air Services Corp.+............................       214,375
  22,885 Heartland Express Inc.+..................................       480,585
  16,100 Landstar Systems Inc.+...................................       360,238
   7,100 Midwest Express Holdings+................................       240,513

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

   SHARES                          SECURITY                           VALUE
-------------------------------------------------------------------------------

 TRANSPORTATION -- 1.1% (CONTINUED)
      3,402 Monro Muffler Brake Inc.+............................  $     60,386
      4,700 Railtex Inc.+........................................        85,188
     84,800 Rural/Metro Corp.+...................................     2,671,200
     16,300 Swift Transportation Inc.+...........................       433,988
     53,600 ValueJet Inc.+.......................................       391,950
     13,800 Western Pacific Airlines+............................        77,625
-------------------------------------------------------------------------------
                                                                      6,543,623
-------------------------------------------------------------------------------
 UTILITIES -- 0.7%
     19,950 ACC Corp.+...........................................       558,600
     84,700 Aspect Telecommunications Corp.+.....................     2,106,913
     16,100 CFW Communications Co.+..............................       334,075
     14,900 Mid Comm Communications+.............................       144,344
     52,400 Mobile Telecommunications+...........................       406,100
     42,700 Tuscon Electric Power Co.+...........................       640,500
      8,600 Western Water Co.+...................................       115,967
-------------------------------------------------------------------------------
                                                                      4,306,499
-------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (Cost -- $538,380,031)...........   562,903,613
-------------------------------------------------------------------------------
    FACE
   AMOUNT                          SECURITY                           VALUE
-------------------------------------------------------------------------------
 U.S. TREASURY BILLS -- 0.1%
 $  200,000 U.S. Treasury Bills, 4.91% due 3/13/97++.............       199,673
    300,000 U.S. Treasury Bills, 4.97% due 3/13/97++.............       299,503
-------------------------------------------------------------------------------
            TOTAL U.S TREASURY BILLS (Cost--$499,176)............       499,176
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 2.4%
 13,473,000 Chase Manhattan Bank, 5.317% due 3/3/97; Proceeds at
            maturity -- $13,478,970;
            (Fully collateralized by U.S. Treasury Notes, 5.375%
            due 11/30/97;
            Market value -- $13,742,482) ........................    13,473,000
    602,000 Chase Manhattan Bank, 4.280% due 3/3/97; Proceeds at
            maturity -- $602,215;
            (Fully collateralized by U.S. Treasury Notes, 6.875%
            due 3/31/97;
            Market value -- $617,250) ...........................       602,000
-------------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENTS (Cost -- $14,075,000)....    14,075,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $552,954,207**)...  $577,477,789
-------------------------------------------------------------------------------

+ Non-income producing security.
@ Security has been partially segregated by custodian to cover open commitments.
++ Security serves as collateral for futures contracts.
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

                           U.S. Treasury Bills 0.1%
                           Consumer Durables & Non-Durables 9.0%
                           Healthcare 16.8%
                           Technology 23.5%
                           Capital Goods 8.8%
                           Financial Services 5.0%
                           Energy 2.6%
                           Consumer Services 18.9%
                           Basic Industries 7.7%
                           Other Common Stocks 5.2%
                           Repurchase Agreement 2.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 STOCKS -- 96.8%
--------------------------------------------------------------------------------
 AUSTRALIA -- 3.3%
      6,000 Aberfoyle Ltd. .......................................  $     17,790
     48,300 Amcor Ltd. ...........................................       317,919
     17,800 Ashton Mining Ltd.+...................................        27,771
     22,100 Australian Gas Light Co. Ltd. ........................       126,425
     49,800 Australian National Industries Ltd. ..................        55,276
     87,664 Boral Ltd. ...........................................       238,156
     16,900 Brambles Industries Ltd. .............................       284,655
    316,711 Broken Hill Proprietary Co. Ltd. .....................     4,191,413
     39,845 Burns, Philp & Co. Ltd. ..............................        61,855
     41,833 Coca-Cola Amatil Ltd. ................................       383,154
     82,460 Coles Myer Ltd. ......................................       362,910
     26,743 CRA Ltd. .............................................       400,461
     38,000 Crown Ltd.+...........................................        69,344
     74,600 CSR Ltd. .............................................       263,465
     26,048 David Jones Ltd. .....................................        33,765
     13,300 Delta Gold NL+........................................        22,195
      8,250 Dominion Mining Ltd.+.................................         4,653
     23,150 Email Ltd. ...........................................        73,135
      7,785 F. H. Faulding & Co. Ltd. ............................        45,320
    149,500 Foster's Brewing Group Ltd. ..........................       312,152
     33,051 Futuris Corp. Ltd. ...................................        46,177
     87,500 General Property Trust................................       170,473
     46,587 Gio Australia Holdings Ltd. ..........................       130,902
     93,434 Goodman Fielder Ltd. .................................       113,136
     16,400 Great Central Mines NL+...............................        42,390
     14,587 Howard Smith Ltd. ....................................       122,361
     22,600 ICI Australia Ltd. ...................................       214,013
     29,544 James Hardie Industries Ltd. .........................        84,849
     19,800 Leighton Holdings Ltd. ...............................        86,065
     18,554 Lend Lease Corp. Ltd. ................................       339,301
     12,300 Metal Manufactures Ltd. ..............................        29,979
    125,016 M.I.M. Holdings Ltd. .................................       173,697
    112,148 National Australia Bank Ltd. .........................     1,411,937
     18,442 Newcrest Mining Ltd. .................................        70,142
  1,884,682 News Corp. Ltd. ......................................    10,035,410
    227,872 News Corp. Ltd. Preferred.............................     1,029,406
    123,480 Normandy Mining Ltd. .................................       170,604
     55,409 North Ltd. ...........................................       179,345
     78,000 Pacific Dunlop Ltd. ..................................       187,685
     67,625 Pioneer International Ltd. ...........................       201,039
     12,100 Plutonic Resources Ltd. ..............................        47,993
     22,400 QBE Insurance Group Ltd. .............................       112,145
     49,700 QCT Resources Ltd. ...................................        68,667
     16,240 RGC Ltd. .............................................        64,540
     11,700 Resolute Samantha Ltd. ...............................        27,245
      9,300 Rothmans Holdings Ltd. ...............................        62,802
     41,000 Santos Ltd. ..........................................       147,664
     26,612 Schroders Property Fund...............................        49,162
      7,800 Sons of Gwalia NL ....................................        43,470
     46,050 Southcorp Holdings Ltd. ..............................       162,992
     24,904 Stockland Trust Group.................................        63,984
     41,700 Sydney Harbour Casino Holdings Ltd.+..................        76,064
     23,100 TABCORP Holdings Ltd. ................................       105,967
     36,700 TNT Ltd.+.............................................        68,652
     87,381 Westfield Trust.......................................       168,206

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                           VALUE
------------------------------------------------------------------------------

 AUSTRALIA -- 3.3% (CONTINUED)
    137,700 Westpac Banking Corp. Ltd. .........................  $    780,243
  1,140,565 WMC Ltd. ...........................................     7,189,562
------------------------------------------------------------------------------
                                                                    31,370,083
------------------------------------------------------------------------------
 AUSTRIA -- 0.2%
        200 Austria Mikro Systeme International AG..............        18,803
        200 Austrian Airlines Osterreichische Luftverkehrs AG...        29,795
        500 Bank Austria AG.....................................        17,549
      4,970 Bank Austria AG Participant Certificate.............       340,084
        300 Bau Holding AG......................................        16,463
        800 Boehler-Uddeholm AG.................................        55,247
        100 BWT AG..............................................        10,479
      2,160 Creditanstalt-Bankverein............................       132,714
      1,180 Creditanstalt-Bankverein:Vorzu......................        45,179
        500 EA-Generali AG......................................       138,876
      1,600 Flughafen Wien AG...................................        80,127
        200 Lenzing AG..........................................         9,629
        900 Mayr-Melnhof Karton AG+.............................        46,056
        600 Oesterreichische Brau-Beteiligungs AG...............        36,865
      2,300 Oesterreichische Elekrizitaetswirtschafts AG, Class
             A Shares...........................................       167,062
      2,020 OMV AG..............................................       238,023
      1,000 Radex-Heraklith Industriebeteiligungs AG............        36,271
        600 Steyr-Daimler-Puch AG+..............................        10,605
        140 Strabag Oesterreich AG..............................         8,142
        300 Universale-Bau AG...................................        11,867
      1,100 VA Technologie AG...................................       165,918
        500 Wienerberger Baustoffindustrie AG...................        90,774
------------------------------------------------------------------------------
                                                                     1,706,528
------------------------------------------------------------------------------
 BELGIUM -- 0.6%
      1,000 Barco Industries+...................................       170,562
        180 Bekaert S.A. .......................................       110,219
      1,800 Cimenteries CBR Cementbedrijven.....................       170,304
        250 Cimenteries CBR Cementbedrijven--STRIP VVPR+........            43
      4,100 Delhaize-Le Lion S.A. ..............................       240,754
        625 Electrabel S.A. ....................................           628
      4,350 Electrabel S.A.--STRIP VVPR+........................     1,003,000
      3,364 Fortis AG...........................................       586,330
      1,540 Generale de Banque S.A. ............................       528,736
      2,050 Gevaert NV..........................................       148,337
        550 Glaverbel S.A. .....................................        64,987
      1,900 Groupe Bruxelles Lambert S.A. ......................       261,328
      1,025 Kredietbank NV......................................       370,844
        150 Kredietbank NV VVPR.................................        54,270
      1,860 PetroFina S.A. .....................................       666,269
      1,275 Royale Belge........................................       296,547
        175 Royale Belge--STRIP VVPR+...........................            45
        670 Solvay S.A .........................................       411,223
      1,100 Tractebel...........................................       476,943
        150 Tractebel--STRIP VVPR+..............................            99
      1,100 Tractebel Warrants, Expire 11/30/99.................         9,191
      2,000 The Union Miniere Group+............................       147,878
------------------------------------------------------------------------------
                                                                     5,718,537
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                            VALUE
-------------------------------------------------------------------------------

 CANADA -- 0.6%
        100 Canadian Pacific Ltd. ..............................   $      2,476
     72,400 Inco Ltd. ..........................................      2,534,000
    161,800 Placer Dome, Inc. ADR...............................      3,478,700
-------------------------------------------------------------------------------
                                                                      6,015,176
-------------------------------------------------------------------------------
 DENMARK -- 0.4%
        255 Aarhus Oliefabrik A/S, Class A Shares...............         13,660
         65 Aarhus Oliefabrik A/S, Class B Shares...............          3,502
         10 A/S Dampskibsselskabet Svendborg, Class B Shares....        415,770
      1,710 A/S Det Ostasiatiske Kompagni+......................         42,217
      1,015 Bang & Olufsen Holdings A/S.........................         57,367
      2,815 Carlsberg A/S, Class A Shares.......................        173,088
      2,285 Carlsberg A/S, Class B Shares.......................        140,500
      4,420 Danisco A/S.........................................        267,658
      4,225 Den Danske Bank.....................................        377,871
         17 D/S 1912, Class B Shares............................        490,970
        735 FLS Industries A/S, Class B Shares..................         97,577
        475 GN Store Nord A/S...................................         50,153
      2,375 ISS International Service System A/S, Class B Shares
             ...................................................         68,223
        215 J. Lauritzen Holdings A/S, Class B Shares...........         25,205
        970 Korn-OG Foderstof Kompagniet A/S....................         36,900
        600 NKT Holding A/S.....................................         36,800
      5,990 Novo Nordisk A/S, Class B Shares....................        574,790
        825 Radiometer A/S, Class B Shares......................         49,961
      3,750 SAS Danmark A/S.....................................         45,708
        524 Sophus Berendsen A/S, Class A Shares................         71,274
      1,574 Sophus Berendsen A/S, Class B Shares................        212,627
        495 Superfos A/S........................................         60,565
     10,455 Tele Danmark A/S, Class B Shares....................        543,829
      4,250 Unidanmark A/S, Class A Shares......................        223,049
-------------------------------------------------------------------------------
                                                                      4,079,264
-------------------------------------------------------------------------------
 FINLAND -- 0.3%
      1,900 Amer Group, Ltd., Class A Shares....................         39,623
        600 Cultor Oy Series 1..................................         35,750
      1,200 Cultor Oy Series 2..................................         72,694
      1,200 Instrumentarium Group, Class A Shares...............         45,046
        400 Instrumentarium Group, Class B Shares...............         15,015
     10,500 Kemira Oy...........................................        118,870
      7,200 Kesko...............................................        105,249
        500 Kone Corp., Class B Shares..........................         55,115
     66,066 Merita Ltd., Class A Shares.........................        237,501
      1,100 Metra Oy, Class A Shares............................         64,669
      1,000 Metra Oy, Class B Shares............................         59,584
      9,900 Outokumpu Oy, Class A Shares........................        173,032
      8,500 Oy Nokia AB.........................................        513,218
     15,900 Oy Nokia AB, Class A Shares.........................        930,150
      1,600 Pohjola Insurance Group, Class A Shares.............         48,780
      1,600 Pohjola Insurance Group, Class B Shares.............         48,938
      1,200 Sampo Insurance Co. Ltd., Class A Shares............        113,210
        700 Stockmann AB, Class A Shares........................         40,597
        500 Stockmann AB, Class B Shares........................         27,309
     21,260 UPM-Kymmene Corp.+..................................        447,588
-------------------------------------------------------------------------------
                                                                      3,191,938
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                           VALUE
------------------------------------------------------------------------------

 FRANCE -- 8.0%
      2,541 Accor S.A. .........................................  $    349,665
        407 Adecco S.A. ........................................       131,516
    152,908 Alcatel Alsthom.....................................    15,700,211
     14,802 AXA S.A. ...........................................       985,449
     15,925 Banque Nationale de Paris...........................       722,555
        160 Bongrain S.A. ......................................        62,008
      1,836 Bouygues............................................       175,308
      1,918 Canal Plus..........................................       359,543
      2,955 Carrefour S.A. .....................................     1,821,040
      4,700 Casino Guichard Perrachon...........................       214,488
      1,300 Casino Guichard Perrachon Preferred.................        49,857
        450 Chargeurs International S.A.+.......................        22,748
      1,056 Club Mediterranee S.A. .............................        81,091
     33,990 Compagnie Bancaire S.A. ............................     4,122,483
      6,648 Compagnie de Saint Gobain...........................       980,170
     12,537 Compagnie de Suez S.A. .............................       612,624
     94,236 Compagnie Financiere de Paribas.....................     6,416,047
      1,250 Compagnie Francaise d'Etudes et de Construction
             Technip............................................       126,376
        250 Compagnie Generale de Geophysique S.A...............        21,436
     99,653 Compagnie Generale des Eaux.........................    13,870,159
        400 Comptoirs Modernes..................................       197,918
        824 CPR Parisienne de Reescompte........................        70,305
      1,115 Credit National.....................................        73,390
        400 Dollfus-Mieg & Cie..................................        11,346
     20,950 Elf Aquitaine S.A...................................     2,004,062
      2,000 Eridania Beghin-Say S.A. ...........................       323,311
        700 Essilor International...............................       192,161
        150 Europe 1 Communication..............................        35,543
        700 Finextel............................................        11,856
      5,574 Groupe Danone.......................................       845,301
        600 Groupe Saint Louis..................................       157,548
      1,169 GTM ENTREPOSE S.A. .................................        62,787
      4,925 Havas S.A. .........................................       389,000
      1,100 Imetal S.A. ........................................       158,321
      7,241 Lafarge S.A. .......................................       453,730
      7,444 Lagardere S.C.A. ...................................       219,506
      5,615 L'Air Liquide.......................................       883,057
      2,140 Legrand S.A. .......................................       375,617
      5,215 L'OREAL.............................................     1,767,533
      4,541 Lyonnaise des Eaux S.A. ............................       463,880
      8,908 Michelin............................................       557,874
      6,710 Moet Hennessy Louis Vuitton.........................     1,569,942
      2,540 Moulinex+...........................................        58,849
        800 Nord-Est S.A. ......................................        21,329
        600 Pathe S.A.+ ........................................       150,387
      4,325 Pernod-Ricard.......................................       236,090
      1,700 Pinault-Printemps-Redoute S.A. .....................       719,411
      1,550 Primagaz Cie........................................       159,154
      1,450 Promodes............................................       428,843
      3,850 PSA Peugeot.........................................       425,728
     25,187 Rhone-Poulenc, Class A Shares.......................       884,173
        300 Sagem S.A. .........................................       165,341
      1,200 Salomon S.A. .......................................        82,355
      8,038 Sanofi S.A. ........................................       795,716
     10,356 Schneider S.A. .....................................       545,492
      1,600 Sidel S.A. .........................................       117,108

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                           VALUE
------------------------------------------------------------------------------

 FRANCE -- 8.0% (CONTINUED)
      1,184 Simco S.A. .........................................  $    114,715
      1,150 Skis Rossignol S.A. ................................        31,287
      2,100 Societe BIC S.A. ...................................       340,582
        280 Societe Eurafrance S.A. ............................       132,203
      1,200 Societe Francaise d'Investissements Immobiliers et
             de destion.........................................        99,310
      7,036 Societe Generale....................................       815,081
      3,950 Societe Nationale d'Exploitation Industrielle des
             Tabacs et Allumettes...............................       151,142
        600 Sodexho S.A. .......................................       333,842
      1,500 Sommer Allibert.....................................        45,548
      9,212 Thomson CSF.........................................       291,852
     18,577 Total S.A., Class B Shares..........................     1,481,973
        700 Union du Credit-Bail Immobilier.....................        67,207
        650 Union Immobiliere de France.........................        53,850
     18,650 Usinor Sacilor......................................       288,066
    123,928 Valeo S.A. .........................................     8,352,791
------------------------------------------------------------------------------
                                                                    75,038,187
------------------------------------------------------------------------------
 GERMANY -- 8.7%
      3,450 Adidas AG...........................................       330,041
      2,500 AGIV-AG fuer Industrie und Verkehrswesen+...........        41,316
      1,750 Allianz AG Holding..................................     3,405,254
         50 AMB Aachener & Muenchener Beteiligungs AG Bearer
             Shares.............................................        31,098
        300 AMB Aachener & Muenchener Beteiligungs AG Registerd
             Shares.............................................       202,583
     46,650 BASF AG.............................................     1,720,153
     54,000 Bayer AG............................................     2,267,859
     19,700 Bayerische Hypotheken-und Wechsel-Bank AG...........       583,695
     20,200 Bayerische Vereinsbank AG...........................       740,659
      6,450 Beiersdorf AG.......................................       353,027
      2,750 Bilfinger & Berger Bau AG...........................       112,398
        250 Brau Und Brunnen AG+................................        20,954
        200 Buders Lahn.........................................        91,221
      1,900 CKAG Colonia Konzern AG.............................       171,633
        500 CKAG Colonia Konzern AG Preferred...................        37,763
      7,200 Continental AG......................................       141,595
    256,727 Daimler-Benz AG+....................................    18,628,678
        650 Degussa AG..........................................       275,678
     38,250 Deutsche Bank AG....................................     1,982,058
     21,500 Deutsche Lufthansa AG...............................       289,095
      7,700 Deutsche Lufthansa AG Non Voting Preferred..........       103,536
    167,950 Deutsche Telecomm...................................     3,223,303
        150 Didier-Werke AG+....................................        12,262
        100 DLW AG+.............................................         8,234
      2,450 Douglas Holding AG..................................        86,785
     34,050 Dresdner Bank AG....................................     1,129,487
        117 Dyckerhoff AG.......................................        45,585
        117 Dyckerhoff AG Preferred.............................        35,777
         50 Escada AG...........................................         9,374
         50 Escada AG Preferred.................................         8,574
        250 Friedrich Grohe AG..................................        68,860
      4,630 George Schaefer Kommanditgesellschaft auf Aktien....        70,210
      3,350 Heidelberger Zement AG..............................       275,033
        100 Herlitz AG+.........................................         9,685
        100 Herlitz AG Preferred................................         9,270
      5,350 Hochtief AG.........................................       232,926
    104,911 Hoechst AG..........................................     4,483,668
        100 Holsten-Brauerei AG.................................        19,488
        150 IWKA AG.............................................        34,519

                       SEE NOTES TO FINANCIAL STATEMENTS.

82
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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                           VALUE
------------------------------------------------------------------------------

 GERMANY -- 8.7% (CONTINUED)
        650 Karstadt AG.........................................  $    212,457
      3,500 Kloeckner-Humboldt-Deutz AG+........................        17,104
        650 Linde AG............................................       426,608
        850 MAN AG..............................................       217,560
        350 MAN AG -- Vorzugsaktien.............................        73,433
     25,698 Mannesmann AG.......................................    10,156,205
     13,150 Merck KGaA..........................................       501,635
      6,925 Metro AG+...........................................       602,994
        500 Metro AG -- Non Voting Preferred....................        32,579
        600 Muenchener Rueckversicherungs-Gesellschaft..........     1,492,714
      1,150 Preussag AG.........................................       295,640
        550 PWA Papierwerke Waldhof-Aschaffenburg AG............        79,167
        116 Rheinmetall Berlin AG...............................        19,377
         50 Rheinmetall Berlin AG Preferred.....................         6,930
     25,850 RWE AG..............................................     1,153,006
     16,600 RWE AG Preferred....................................       602,269
        100 Salamander AG.......................................        11,610
      4,650 SAP AG..............................................       712,567
      3,250 SAP AG -- Vorzugsaktien.............................       500,341
      5,250 Schering AG.........................................       472,693
      1,600 Sgl Carbon AG.......................................       217,036
     42,850 Siemens AG..........................................     2,167,628
        150 STRABAG AG+.........................................        12,928
      2,400 Thyssen AG..........................................       506,243
     37,350 VEBA AG.............................................     2,152,680
      2,006 Viag AG.............................................       881,681
     34,691 Volkswagen AG.......................................    16,870,815
        500 Volkswagen AG Preferred.............................       191,772
------------------------------------------------------------------------------
                                                                    81,881,006
------------------------------------------------------------------------------
 HONG KONG -- 4.2%
     50,000 Applied International Holdings......................         3,002
    107,808 Bank of East Asia, Ltd..............................       393,282
    282,000 Cathay Pacific Airways..............................       438,804
    188,000 Cheung Kong Holdings Ltd. ..........................     1,796,488
    163,000 China Light & Power Co. Ltd. .......................       753,538
    153,501 Chinese Estates Holdings............................       163,531
     22,000 Dickson Concepts International Ltd. ................        80,398
     65,000 Elec & Eltek (Bermuda) International Holdings.......        16,619
     23,907 Evergo China Holdings Ltd. .........................         3,766
     46,000 Giordano International Ltd. ........................        32,671
    111,000 Hang Lung Development Co. ..........................       223,605
    455,400 Hang Seng Bank Ltd. ................................     5,263,210
    245,000 Hong Kong & China Gas Co. Ltd. .....................       465,070
     18,000 Hong Kong & China Gas Co. Ltd. Warrants, Expire
             9/30/97+...........................................         8,949
     12,400 Hong Kong Aircraft Engineering Co. Ltd. ............        39,310
    942,800 Hong Kong Telecommunications Ltd. ..................     1,625,307
     13,800 Hong Kong Telecommunications Ltd. ADR ..............       239,775
    102,500 Hong Kong & Shanghai Hotels Ltd. ...................       180,672
    343,000 Hopewell Holdings Ltd. .............................       204,852
  1,080,000 Hutchison Whampoa Ltd. .............................     8,228,305
     84,000 Hysan Development Co. Ltd. .........................       289,618
      3,650 Hysan Development Co. Ltd. Rights...................         2,357
     17,089 Jardine Matheson Holdings Ltd. .....................       103,389
     31,500 Johnson Electric Holdings Ltd. .....................        87,048
     25,000 Kumagai Gumi (Hong Kong) Ltd. ......................        28,571
      5,000 Kumagai Gumi (Hong Kong) Ltd. Warrants, Expire
             6/30/98+...........................................         1,969

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                           VALUE
------------------------------------------------------------------------------

 HONG KONG -- 4.2% (CONTINUED)
     16,000 Lai Sun Garment (International) Ltd. ...............  $     23,348
      4,900 Melco International Development Ltd. ...............         1,772
     45,000 Miramar Hotel and Investment Ltd. ..................        85,130
  1,137,119 New World Development Co. Ltd. .....................     7,048,258
        898 New World Infrastructure Ltd. ......................         2,668
     96,000 Oriental Press Group ...............................        39,979
      9,600 Oriental Press Group Warrants, Expire 10/2/98.......           508
     52,000 Peregrine Investment Holdings Ltd. .................        95,015
      4,200 Peregrine Investment Holdings Ltd. Warrants, Expire
             5/15/98............................................         1,451
     44,000 Playmates Toys Holdings Ltd. .......................        10,739
    254,000 Regal Hotels International..........................        75,439
    130,000 Shangri-La Asia Ltd. ...............................       169,551
    120,000 Shun Tak Holdings Ltd. .............................        84,452
    142,000 South China Morning Post Holdings Ltd. .............       128,357
     62,000 Stelux Holdings International Ltd. .................        13,530
     12,400 Stelux Holdings International Ltd. Warrants, Expire
             2/28/98 ...........................................             0
    718,000 Sun Hung Kai Properties Ltd. .......................     8,298,167
    151,500 Swire Pacific Ltd., Class A Shares..................     1,300,975
     41,000 Tai Cheung Holdings Ltd. ...........................        37,061
     33,000 Television Broadcasts Ltd. .........................       140,625
    185,000 Wharf Holdings Ltd. ................................       821,799
     15,140 Wing Lung Bank .....................................       108,017
     17,000 Winsor Industrial Corp. Ltd. .......................         4,149
      8,500 Winsor Properties Holdings Ltd. ....................        15,751
------------------------------------------------------------------------------
                                                                    39,180,847
------------------------------------------------------------------------------
 IRELAND -- 0.1%
     45,600 Allied Irish........................................       326,400
     24,186 CRH PLC.............................................       250,106
     19,300 Fyffes PLC..........................................        34,231
     11,764 Greencore Group PLC.................................        71,351
     16,647 Independent Newspapers PLC..........................        89,632
     20,900 Irish Life PLC......................................       105,912
      3,000 James Crean PLC.....................................         9,977
     72,458 Jefferson Smurfit Group PLC.........................       183,018
     11,100 Kerry Group PLC.....................................       116,015
     48,600 Waterford Wedgewood PLC.............................        65,803
     14,751 Woodchester Investments PLC.........................        63,890
------------------------------------------------------------------------------
                                                                     1,316,335
------------------------------------------------------------------------------
 ITALY -- 4.8%
      9,000 Arnoldo Mondadori Editore S.p.A. ...................        59,214
     67,300 Assicurazioni Generali..............................     1,216,338
    139,000 Banca Commerciale Italiana..........................       281,290
     39,000 Banco Ambrosiano Veneto S.p.A. .....................        99,231
     15,000 Banco Ambrosiano Veneto S.p.A. di Risp NC#..........        27,604
     16,000 Banco Popolare di Milano............................        87,574
     13,000 Benetton Group S.p.A. ..............................       148,508
      6,000 Bulgari S.p.A. .....................................       102,604
      9,000 Burgo Cartiere S.p.A. ..............................        41,272
     15,000 Cementir S.p.A. ....................................         9,630
    190,000 Credito Italiano....................................       260,491
      3,000 Danieli & Co. ......................................        21,845
      3,000 Danieli & Co. Warrants, Expire 11/30/99.............        11,432
     49,000 Edison S.p.A. ......................................       269,384
    618,000 Ente Nazionale Idrocarburi S.p.A. ..................     3,047,215
     11,000 Falck Acciaierie & Ferriere Lombarde................        48,784

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE
-------------------------------------------------------------------------------

 ITALY -- 4.8% (CONTINUED)
  2,759,214 Fiat S.p.A. .........................................  $  8,465,399
     72,000 Fiat S.p.A. Preferred................................       120,994
     30,000 Impregilo S.p.A. ....................................        22,385
     63,000 Instituto Bancario San Paolo di Torino...............       444,616
     46,000 Istituto Mobiliare Italiano S.p.A. ..................       398,404
  3,845,205 Istituto Nazionale delle Assicurazioni...............     5,030,621
     13,000 Italcementi S.p.A. ..................................        70,577
      7,000 Italcementi S.p.A. Warrants, Expire 12/31/97.........        17,078
     51,000 Italgas S.p.A. ......................................       181,729
      4,000 La Previdente........................................        21,089
     11,000 La Rinascente S.p.A. ................................        55,130
      2,000 La Rinascente S.p.A. di Risp NC#.....................         3,964
      3,000 La Rinascente S.p.A. PRIV............................         7,328
        800 La Rinascente S.p.A. Warrants, Expire 12/31/99.......           388
     27,500 Magneti Marelli S.p.A. ..............................        36,808
      4,000 Marzotto & Figli S.p.A. .............................        30,769
     89,000 Mediaset S.p.A. .....................................       375,222
     37,000 Mediobanca S.p.A.+ ..................................       241,157
     45,000 Montedison S.p.A.+...................................        30,355
    305,700 Montedison S.p.A. di Risp NC+#.......................       221,587
  3,292,741 Olivetti Group+......................................     1,205,844
    115,000 Parmalat Finanziara S.p.A. ..........................       157,462
  3,558,035 Pirelli S.p.A. ......................................     7,033,962
     25,000 Riunione Adriatica di Sicurta S.p.A. ................       224,660
      8,800 Riunione Adriatica di Sicurta S.p.A. di Risp NC# ....        47,645
      6,000 Sasib S.p.A. ........................................        17,751
      4,000 Sasib S.p.A. di Risp NC#.............................         7,858
     17,000 Sirti S.p.A. di Risp NC#.............................       104,766
     55,000 Snia BPD S.p.A. .....................................        54,871
      5,000 Snia BPD S.p.A. di Risp NC#..........................         3,728
     12,000 Societa Assicuratrice Industriale....................        81,689
  2,685,944 Stet Societa Finanziaria Telefonica S.p.A............    11,393,806
    512,000 Telecom Italia S.p.A. ...............................     1,198,504
    122,500 Telecom Italia S.p.A. di Risp NC#....................       246,812
    513,500 Telecom Italia Mobile S.p.A. ........................     1,340,873
    122,500 Telecom Italia Mobile S.p.A. di Risp NC#.............       185,997
-------------------------------------------------------------------------------
                                                                     44,814,244
-------------------------------------------------------------------------------
 JAPAN -- 30.1%
     11,500 Acom Ltd. ...........................................       447,842
      6,400 Advantest Corp. .....................................       361,654
     51,000 Ajinomoto Co. Inc. ..................................       460,602
     14,000 Alps Electric Co. Ltd. ..............................       148,480
     23,000 Amada Co. Ltd. ......................................       167,893
      8,000 Amano Corp. .........................................        80,205
     33,000 Aoki Corp.+..........................................        47,576
      5,700 Aoyama Trading Co. Ltd. .............................       143,102
      4,200 Arabian Oil Co. Ltd. ................................       133,980
    182,000 Asahi Bank Ltd. .....................................     1,333,068
     35,000 Asahi Breweries Ltd. ................................       339,299
    113,000 Asahi Chemical Industries Co. Ltd. ..................       611,393
     92,000 Asahi Glass Co. Ltd. ................................       815,644
      8,000 Asahi Optical Co. Ltd.+ .............................        33,474
     49,000 Ashikaga Bank Ltd. ..................................       163,618
      3,000 Autobacs Seven Co. Ltd. .............................       211,534
    365,600 Bank of Tokyo -- Mitsubishi Ltd. ....................     5,997,912
     89,000 Bank of Yokohama Ltd. ...............................       426,232

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 30.1% (CONTINUED)
     63,000 Bridgestone Corp. ....................................  $  1,127,517
     21,000 Brother Industries Ltd. ..............................        88,740
    202,000 Canon Inc. ...........................................     4,217,748
     22,000 Casio Computer Corp. Ltd. ............................       169,525
     61,000 Chiba Bank Ltd. ......................................       360,875
     45,000 Chichibu Onoda Cement Corp. ..........................       158,091
     14,000 Chiyoda Corp. ........................................        74,240
     19,000 Chugai Pharmaceutical Co. ............................       150,029
     25,000 Citizen Watch Co. Ltd. ...............................       178,142
     50,000 Cosmo Oil Co. Ltd. ...................................       194,714
     10,700 Credit Saison Co. Ltd. ...............................       227,848
      5,000 CSK Corp. ............................................       118,900
     59,000 Dai Nippon Printing Co. Ltd. .........................       982,600
     29,000 Daicel Chemical Industries Ltd. ......................       124,948
     34,000 Daido Steel Co. Ltd. .................................       103,107
    869,000 Daiei Inc. ...........................................     5,745,812
      9,000 Daifuku Co. Ltd. .....................................       105,891
     21,000 Dai-ichi Pharmaceutical Co. ..........................       342,779
     21,000 Daikin Industries Ltd. ...............................       164,604
     15,000 Daikyo Inc. ..........................................        56,550
     21,000 Daimaru Inc. .........................................        99,180
     62,000 Dainippon Ink & Chemical Inc. ........................       195,725
     13,000 Dainippon Screen Manufacturing Co. Ltd. ..............       104,913
     11,125 Daito Trust Construction Co. Ltd. ....................       108,770
     40,000 Daiwa House Industry Co. Ltd. ........................       444,113
     12,000 Daiwa Kosho Lease Co. Ltd. ...........................        94,457
  1,043,000 Daiwa Securities Co. Ltd. ............................     8,192,593
      1,126 DDI Corp. ............................................     6,782,683
     37,000 Denki Kagaku Kogyo K.K. ..............................        82,467
        314 East Japan Railway Co. ...............................     1,337,277
     23,000 Ebara Corp. ..........................................       289,668
    120,800 Eisai Co. Ltd. .......................................     2,262,059
     10,000 Ezaki Glico Co. ......................................        82,857
     18,800 Fanuc.................................................       584,141
    227,000 Fuji Bank Ltd. .......................................     2,652,001
     40,000 Fuji Photo Film.......................................     1,338,968
     27,000 Fujikura Ltd. ........................................       211,633
     35,000 Fujita Corp. .........................................        62,350
     10,000 Fujita Kanko Inc. ....................................       110,200
    144,000 Fujitsu Ltd. .........................................     1,419,836
     51,000 Furukawa Electric Co. ................................       237,062
      6,000 Gakken Co. ...........................................        27,094
     40,000 Gunma Bank............................................       309,553
     19,000 Gunze Ltd. ...........................................        86,743
     67,000 Hankyu Corp.+.........................................       321,427
     15,000 Hankyu Department Store...............................       134,228
     34,000 Haseko Corp.+.........................................        65,921
     25,000 Hazama Corp. .........................................        55,928
     20,000 Higo Bank.............................................       112,685
      3,000 Hirose Electric.......................................       168,034
    261,000 Hitachi Ltd. .........................................     2,249,068
    169,000 Hitachi Metals Ltd. ..................................     1,176,237
     79,000 Hitachi Zosen Corp. ..................................       316,157
     39,000 Hokuetsu Bank Ltd. ...................................       154,461
     12,150 Hokuetsu Bank Ltd. Rights.............................        22,450
     54,000 Hokuriku Bank.........................................       185,682
     76,000 Honda Motor Co. ......................................     2,348,828

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 30.1% (CONTINUED)
      9,000 House Foods Industry..................................  $    125,280
      9,000 Hoya Corp. ...........................................       383,296
     19,000 Inax Corp. ...........................................       125,155
    199,200 Industrial Bank of Japan..............................     2,376,734
    102,000 Isetan................................................     1,115,585
     25,000 Ishihara Sangyo Kaisha+...............................        57,793
    204,000 Ito-Yokado Co. Ltd. ..................................     9,262,739
    112,000 Itochu Corp. .........................................       551,230
     18,000 Itoham Foods..........................................        93,960
     20,000 Iwatani International Corp. ..........................        72,914
     12,000 Jaccs.................................................        69,600
    139,000 Japan Airlines+.......................................       577,007
     86,000 Japan Energy Corp. ...................................       202,370
      8,000 Japan Metals & Chemicals+.............................        20,416
     29,000 Japan Steel Works+....................................        61,032
        354 Japan Tobacco, Inc. ..................................     2,375,839
      4,000 Jeol+.................................................        23,664
     14,000 JGC Corp. ............................................        79,924
     74,600 Joyo Bank.............................................       371,486
     25,000 Jusco Corp. ..........................................       708,427
     75,000 Kajima Corp. .........................................       410,142
      6,000 Kaken Pharmaceutical Co. .............................        30,972
     21,000 Kamigumi Co. Ltd. ....................................       110,664
     16,200 Kandenko Co. Ltd. ....................................       136,913
     40,000 Kanebo Ltd.+..........................................        69,268
     28,000 Kaneka Corp. .........................................       140,592
     76,700 Kansai Electric Power Co. ............................     1,391,772
     22,000 Kansai Paint..........................................        90,960
     47,000 Kao Corp. ............................................       514,044
      4,000 Katokichi.............................................        64,297
  1,221,000 Kawasaki Heavy Industries.............................     5,058,414
     46,000 Kawasaki Kisen Kaisha Ltd.+...........................        93,761
    255,000 Kawasaki Steel........................................       682,451
     39,930 Keihin Electric Express Railway.......................       172,372
     15,600 Kikkoman Corp. .......................................        84,146
     20,500 Kinden Corp. .........................................       266,675
    126,940 Kinki Nippon Railway..................................       762,545
     83,000 Kirin Brewery Co. Ltd. ...............................       708,344
      4,300 Kissei Pharmaceutical Co. ............................        85,865
     10,000 Kokuyo Co. ...........................................       213,771
     78,000 Komatsu Ltd. .........................................       581,655
      6,000 Komori Corp. .........................................       125,280
      2,800 Konami Co. Ltd. ......................................        80,272
     28,000 Konica Corp. .........................................       168,432
     15,000 Koyo Seiko Co. Ltd. ..................................       111,484
    111,000 Kubota Corp. .........................................       504,922
     48,000 Kumagai Gumi Co. Ltd. ................................        75,565
     21,000 Kurabo Industries.....................................        52,548
     27,000 Kuraray Co. Ltd. .....................................       223,714
     17,000 Kureha Chemical Industry..............................        65,639
     10,800 Kurita Water Industries...............................       228,188
     85,300 Kyocera Corp. ........................................     5,053,401
     35,000 Kyowa Hakko Kogyo.....................................       232,289
      5,000 Kyudenko Co. Ltd. ....................................        38,114
     23,000 Lion Corp. ...........................................        96,238
      7,000 Maeda Road Construction...............................        59,740
      6,000 Makino Milling Machine................................        42,108

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 30.1% (CONTINUED)
     13,000 Makita Corp. .........................................  $    178,805
    117,000 Marubeni Corp. .......................................       457,569
     24,000 Maruha Corp. .........................................        57,668
     29,000 Marui Co. Ltd. .......................................       415,693
    166,000 Matsushita Electric Industrial Co. ...................     2,558,290
    223,300 Matsuzakaya Ltd. .....................................     1,827,992
     23,000 Meiji Milk Products...................................       102,527
     31,000 Meiji Seika...........................................       149,490
     31,000 Minebe Co. Ltd. ......................................       256,343
     10,000 Misawa Homes..........................................        60,983
    123,000 Mitsubishi Corp. .....................................     1,141,437
    172,000 Mitsubishi Chemical Corp. ............................       477,421
    168,000 Mitsubishi Electric Corp. ............................       943,773
    102,000 Mitsubishi Estates Co. Ltd. ..........................     1,200,099
     39,000 Mitsubishi Gas Chemical Co. ..........................       142,829
    264,000 Mitsubishi Heavy Industries Ltd. .....................     1,900,870
     13,000 Mitsubishi Logistics Corp. ...........................       150,800
     89,000 Mitsubishi Materials Corp. ...........................       330,367
     36,000 Mitsubishi Oil Co. ...................................       149,739
     26,000 Mitsubishi Paper Mills................................        96,512
     49,000 Mitsubishi Rayon Co. .................................       177,827
    380,000 Mitsubishi Trust & Banking............................     4,187,588
    122,000 Mitsui & Co. .........................................       903,704
     65,000 Mitsui Engineering & Ship Building+...................       122,255
     64,000 Mitsui Fodosan........................................       694,672
     57,000 Mitsui Marine & Fire Insurance........................       302,262
     40,000 Mitsui Mining & Smelting..............................       153,782
     87,000 Mitsui O.S.K. Lines Ltd.+.............................       173,005
     11,000 Mitsui Soko...........................................        60,974
     55,000 Mitsui Toatsu Chemicals...............................       147,651
     94,000 Mitsui Trust & Banking................................       581,026
     38,000 Mitsukoshi Ltd. ......................................       232,364
      8,000 Mori Seiki............................................       107,383
    102,000 Murata Manufacturing Co. Ltd. ........................     3,574,944
     12,000 Nagase & Co. .........................................        78,847
     64,000 Nagoya Railroad Co. Ltd. .............................       236,507
      3,800 Namco.................................................       107,366
     39,450 Nankai Electric Railway...............................       192,854
    522,000 NEC Corp. ............................................     6,055,183
     81,333 New Oji Paper Co. Ltd. ...............................       452,863
     27,000 NGK Insulators........................................       246,085
     17,000 NGK Spark Plug........................................       174,662
     36,200 Nichido Fire & Marine Insurance Ltd. .................       201,561
     22,000 Nichiei Co. Ltd. .....................................       282,542
     22,000 Nichirei Corp. .......................................        95,153
     26,000 Nihon Cement Co. Ltd. ................................       123,871
     26,000 Niigata Engineering Co. Ltd.+ ........................        50,841
    112,000 Nikon Corp. ..........................................     1,642,555
     10,000 Nippon Beet Sugar Manufacturing.......................        33,723
      9,000 Nippon Comsys Corp. ..................................        99,180
      7,000 Nippon Denko Co. Ltd. ................................        17,980
     61,000 Nippon Denso Co. Ltd. ................................     1,172,591
     84,000 Nippon Express Co. Ltd. ..............................       540,790
     46,000 Nippon Fire & Marine Insurance Ltd. ..................       195,526
     42,000 Nippon Light Metal Co. ...............................       149,292
     18,000 Nippon Meat Packers Inc. .............................       180,462
     96,000 Nippon Oil Co. Ltd. ..................................       404,872

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 30.1% (CONTINUED)
     74,000 Nippon Paper Industries Co. ..........................  $    347,038
     12,000 Nippon Sharyo Ltd. ...................................        69,103
     31,000 Nippon Sheet Glass....................................        98,890
     22,000 Nippon Shinpan Co. ...................................        92,965
     14,000 Nippon Shokubai K.K. Co. .............................        89,320
  3,670,000 Nippon Steel Co. .....................................     9,761,124
     23,000 Nippon Suisan Kaisha Ltd.+ ...........................        61,173
      1,306 Nippon Telegraph & Telephone Corp. ...................     9,295,335
     92,000 Nippon Yusen Kabushiki Kaish..........................       358,273
     22,000 Nishimatsu Construction...............................       164,057
  1,585,000 Nissan Motor Co. Ltd.+................................     9,350,567
     19,000 Nisshinbo Industries..................................       136,962
     10,000 Nissin Food Products..................................       191,399
     12,000 Nitto Denko Corp. ....................................       160,080
  2,114,000 NKK Corp.+ ...........................................     4,536,631
     17,000 NOF Corp. ............................................        70,006
    295,000 Nomura Securities Co. Ltd. ...........................     3,935,289
     13,000 Noritake Co. Ltd. ....................................        84,663
     44,000 NSK Ltd. .............................................       252,283
     36,000 NTN Corp. ............................................       176,585
      3,090 NTT Data Communication Systems Corp. .................     7,936,863
    589,000 Obayashi Corp. .......................................     3,635,803
     57,320 Odakyu Electric Railway...............................       294,935
     10,000 Okamoto Industries Inc. ..............................        41,263
     11,000 Okuma Corp. ..........................................        91,143
     19,000 Okumura Corp. ........................................       100,439
     21,000 Olympus Optical Co. Ltd. .............................       175,739
     21,000 Omron Corp. ..........................................       330,599
     14,000 Onward Kashiyama Co. Ltd. ............................       171,680
     27,000 Orient Corp. .........................................       120,582
      5,000 Orix Corp. ...........................................       211,285
    198,000 Osaka Gas Co. ........................................       487,248
      2,700 Oyo Corp. ............................................        93,960
     28,000 Penta-Ocean Construction..............................        99,992
    307,000 Pioneer Electronic Corp. .............................     5,926,837
     13,000 Q.P. Corp. ...........................................        98,020
     22,000 Renown Inc.+ .........................................        43,748
     31,000 Rohm Co. .............................................     2,221,808
    269,000 Sakura Bank Ltd. .....................................     1,718,444
     11,000 Sanden ...............................................        88,408
     35,000 Sankyo Co. Ltd. ......................................       974,397
     20,000 Sankyo Aluminum Industry Co. .........................        66,120
      5,000 Sanrio Co. Ltd.+ .....................................        31,486
     19,000 Sanwa Shutter.........................................       137,434
    153,000 Sanyo Electric Co. Ltd. ..............................       637,658
     27,000 Sapporo Breweries.....................................       199,776
     21,000 Sato Kogyo Co. .......................................        46,980
      9,000 Secom.................................................       507,084
      7,900 Sega Enterprises......................................       221,245
     12,000 Seino Transportation..................................       119,314
     18,000 Seiyu Ltd. ...........................................       155,108
     43,000 Sekisui Chemical Co. .................................       445,356
     56,000 Sekisui House Ltd. ...................................       519,679
        400 Seven-Eleven..........................................        24,062
     30,000 Seventy-Seventh Bank..................................       244,842
  1,066,000 Sharp Corp. ..........................................    13,337,145
      4,000 Shimachu..............................................        92,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 30.1% (CONTINUED)
     11,000 Shimano Inc. .........................................  $    189,577
     62,000 Shimizu Corp. ........................................       373,983
     27,000 Shin-Etsu Chemical Co. ...............................       521,253
     28,000 Shionogi & Co. .......................................       174,232
     31,000 Shiseido Co. Ltd. ....................................       362,168
     63,000 Shizuoka Bank.........................................       537,658
      9,000 Shokusan Jutaku Sogo..................................        15,138
     81,000 Showa Denko K.K.+.....................................       177,852
      8,000 Skylark...............................................       115,337
      4,900 SMC...................................................       333,325
     25,000 Snow Brand Milk Products..............................       121,593
    212,300 Sony Corp.............................................    15,321,344
    746,000 Sumitomo Bank.........................................     9,395,310
     83,000 Sumitomo Corp. .......................................       623,755
    127,000 Sumitomo Chemical Co. ................................       484,050
     56,000 Sumitomo Electric Industries..........................       774,878
     14,000 Sumitomo Forestry Co. ................................       160,079
     46,000 Sumitomo Heavy Industries Ltd.+ ......................       138,736
     53,000 Sumitomo Marine & Fire................................       306,521
    247,000 Sumitomo Metal Industries.............................       589,411
     45,000 Sumitomo Metal Mining Co. ............................       311,335
     36,000 Sumitomo Osaka Cement Co. Ltd. .......................        98,434
  1,190,000 Sumitomo Realty & Development Co. Ltd. ...............     8,351,396
    723,000 Taisei Corp. .........................................     3,115,088
     27,000 Taisho Pharmaceutical.................................       621,924
      9,000 Taiyo Yuden Co., Ltd. ................................       105,145
     17,000 Takara Shuzo..........................................       102,544
     11,000 Takara Standard.......................................        82,119
     24,000 Takashimaya Co. ......................................       264,479
     69,000 Takeda Chemical Industries............................     1,383,545
      7,000 Takuma Co. Ltd. ......................................        79,460
     76,000 Teijin Ltd. ..........................................       302,262
     21,000 Teikoku Oil Ltd. .....................................        98,832
     15,000 Toa Corp. ............................................        69,848
     67,000 Tobu Railway Co. Ltd. ................................       299,776
     12,000 Toei..................................................        74,770
      1,300 Toho Co. .............................................       170,188
     39,400 Tohoku Electric Power.................................       675,764
    159,000 Tokai Bank............................................     1,285,807
    122,000 Tokio Marine & Fire Insurance Co. ....................     1,162,482
     14,000 Tokyo Broadcasting System.............................       202,999
     13,000 Tokyo Dome Corp. .....................................       178,805
    106,100 Tokyo Electric Power..................................     1,969,210
     12,000 Tokyo Electronics Ltd. ...............................       419,587
    220,000 Tokyo Gas Co. Ltd. ...................................       559,615
     12,200 Tokyo Steel Manufacturing.............................       134,444
      8,000 Tokyo Style Co. ......................................        91,474
     18,000 Tokyo Tatemono Co. Ltd. ..............................        78,300
     23,000 Tokyotokeiba..........................................        62,888
     86,000 Tokyu Corp. ..........................................       402,602
     55,000 Toppan Printing Co. Ltd. .............................       633,441
    110,000 Toray Industries Inc. ................................       636,175
     47,000 Tosoh Corp. ..........................................       144,867
     17,000 Tostem Corp. .........................................       394,399
     26,000 Toto Ltd. ............................................       264,976
     14,000 Toyo Engineering......................................        61,479
      4,000 Toyo Exterior.........................................        54,686

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 30.1% (CONTINUED)
     16,000 Toyo Seikan Kaisha....................................  $    375,176
     54,000 Toyobo Ltd. ..........................................       135,570
     22,000 Toyoda Automatic Loom Works...........................       380,976
    296,000 Toyota Motor Corp. ...................................     7,578,424
      2,000 Trans Cosmos..........................................        62,971
     15,000 Tsubakimoto Chain.....................................        78,175
      6,000 Tsugami Corp. ........................................        14,318
     66,000 UBE Industries Ltd. ..................................       184,290
      6,000 Uni-Charm.............................................       154,114
      4,000 Uniden Corp. .........................................        43,086
     37,000 Unitika Ltd.+ ........................................        65,606
     15,000 Uny Co. Ltd. .........................................       264,728
     12,000 Wacoal Corp. .........................................       137,494
     16,000 Yamaguchi Bank........................................       196,205
     15,000 Yamaha Corp. .........................................       285,856
     95,000 Yamaichi Securities...................................       329,025
     25,000 Yamanouchi Pharmaceutical.............................       521,999
     29,000 Yamato Transport Co. Ltd. ............................       285,939
     17,000 Yamazaki Baking Co. Ltd. .............................       254,950
     87,000 Yasuda Trust & Banking................................       236,440
     20,000 Yokogawa Electric.....................................       153,285
--------------------------------------------------------------------------------
                                                                     283,560,572
--------------------------------------------------------------------------------
 MALAYSIA -- 2.4%
      9,000 Aluminium Co. of Malaysia Berhad......................        14,426
     33,000 AMMB Holdings Berhad..................................       310,995
    105,000 Amsteel Corp. Berhad..................................        93,033
     15,000 Antah Holdings Berhad.................................        25,614
     13,000 Aokam Perdana Berhad..................................        28,010
     71,000 Berjaya Group Berhad..................................        98,937
     41,000 Berjaya Leisure Berhad................................       114,760
     23,000 Commerce Asset Holdings Berhad........................       176,923
     65,000 DCB Holdings Berhad...................................       260,471
     19,000 Edaran Otomobil Nasional Berhad.......................       195,127
     21,000 Ekran Berhad..........................................        75,272
    194,200 Genting Berhad........................................     1,321,780
      5,800 Genting International Ltd. ADR........................        16,878
     81,000 Golden Hope Plantation Berhad.........................       146,146
     10,000 Golden Plus Holdings Berhad...........................        25,775
     25,000 Guinness Anchor Berhad................................        64,438
     50,000 Highlands & Lowlands Berhad...........................        89,409
     30,000 Kemayan Corp. Berhad..................................        45,187
     20,400 Hong Leong Industries Berhad..........................        69,835
     58,000 Hong Leong Properties Berhad..........................       107,451
     21,000 Hume Industries Berhad................................       132,783
     47,000 Idris Hydraulic Berhad................................        72,308
     31,000 IGB Corp. Berhad......................................        37,954
     70,000 IOI Corp. Berhad......................................       126,299
     21,000 Jaya Tiasa Holdings Berhad............................       115,022
     21,000 Johan Holdings Berhad.................................        22,666
     31,000 Kedah Cement Holdings Berhad..........................        60,177
      8,000 Kelanamas Industries Berhad...........................        16,915
     10,000 Kian Joo Can Factory Berhad...........................        47,120
     58,000 Kuala Lumpur Kepong Berhad............................       175,191
     40,000 Land & General Holdings Berhad........................        81,353
     35,000 Landmarks Berhad......................................        62,867
     36,000 Leader Universal Holdings Berhad......................        76,843

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE
-------------------------------------------------------------------------------

 MALAYSIA -- 2.4% (CONTINUED)
    167,250 Magnum Corp. Berhad..................................  $    346,894
     95,000 Malayan Banking Berhad...............................     1,128,675
     28,000 Malayan Cement Berhad................................        73,298
    108,000 Malayan United Industries Berhad.....................        98,735
      9,000 Malayawata Steel Berhad..............................        17,761
     88,000 Malaysia International Shipping Berhad...............       232,139
     85,000 Malaysia Mining Corp. Berhad.........................       117,761
     63,000 Malaysian Airline System Berhad......................       167,459
        400 Malaysian Helicopter Services Berhad.................           567
     18,000 Malaysian Mosaics Berhad.............................        31,317
      3,600 Malaysian Mosaics Berhad Warrants, Expire 4/23/01....         3,523
     12,000 Malaysian Oxygen Berhad..............................        64,760
     17,000 Malaysian Pacific Industries Berhad..................        70,520
     42,000 Malaysian Resources Corp. Berhad.....................       177,608
     65,000 MBF Capital Berhad...................................       133,508
     66,000 Metroplex Berhad.....................................        89,843
     63,000 Mulpha International Berhad..........................        68,506
     64,000 Multi-Purpose Holdings Berhad........................       152,074
     23,000 Mycom Berhad.........................................        32,791
     19,000 Nestle Malaysia Berhad...............................       144,623
     15,000 New Straits Times Press Berhad.......................        95,449
     17,000 Oriental Holdings Berhad.............................       153,363
     10,000 Palmco Holdings Berhad...............................        15,304
     55,000 Pan-Malaysia Cement Works Berhad.....................        65,566
     31,000 Perlis Plantations Berhad............................        96,134
     45,000 Perusahaan Otomobil Nasional Berhad..................       297,221
     13,000 Petaling Garden Berhad...............................        22,199
     14,000 Pilecon Engineering Berhad...........................        25,373
     49,000 Promet Berhad........................................        55,453
    104,666 Public Bank Berhad...................................       244,489
     29,000 Rashid Hussain Berhad................................       234,756
  2,229,000 Renong Berhad........................................     4,057,624
    918,000 Resorts World Berhad.................................     4,288,683
     22,000 R.J. Reynolds Berhad.................................        60,250
     24,000 Rothmans of Pall Mall Berhad.........................       248,892
     23,000 Selangor Properties Berhad...........................        30,753
     25,000 Shell Refining Co. Berhad............................        80,548
    193,000 Sime Darby Berhad....................................       730,648
     35,200 Sungei Way Holdings Berhad...........................       102,070
     51,000 TA Enterprise Berhad.................................        80,926
     56,000 Tan Chong Motor Holdings Berhad......................       113,894
     63,000 Technology Resources Industries Berhad...............       147,162
    166,000 Telekom Malaysia Berhad..............................     1,343,778
    256,000 Tenaga Nasional Berhad...............................     1,226,903
     52,000 Time Engineering Berhad..............................       117,277
     22,000 UMW Holdings Berhad..................................       116,070
     63,000 United Engineers Ltd.................................       581,031
     49,000 YTL Corp. Berhad.....................................       284,172
-------------------------------------------------------------------------------
                                                                     22,376,315
-------------------------------------------------------------------------------
 NETHERLANDS -- 4.2%
     27,483 ABN Amro Holding NV..................................     1,972,790
      5,887 Akzo Nobel...........................................       847,954
     55,006 Elsevier NV..........................................       880,652
      6,893 Getronics NV.........................................       225,071
      4,155 Heineken NV..........................................       736,556
        262 Hollandsche Beton Groep NV...........................        57,649

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                            VALUE
-------------------------------------------------------------------------------

 NETHERLANDS -- 4.2% (CONTINUED)
      2,107 IHC Caland NV.......................................   $    117,179
    262,692 ING Groep NV........................................     10,168,454
      7,243 KLM Royal Dutch Air Lines NV........................        222,005
     13,932 Koninklijke Ahold NV................................        900,282
      2,586 Koninklijke Nederlandsche Hoogovens en
             Staalfabrienken NV.................................        116,580
      1,806 Koninklijke Nedlloyd Groep NV.......................         53,073
      2,551 Koninklijke Pakhoed NV..............................         79,937
      8,143 NV Koninklijke KNP BT...............................        186,121
      1,627 Oce-Van Der Griten NV...............................        203,161
     28,710 Philips Electronics NV..............................      1,295,790
     44,392 Royal Dutch Petroleum Co. ..........................      7,682,332
     38,731 Royal PTT Netherlands NV............................      1,387,038
      2,514 Stad Rotterdam NV...................................        109,494
      2,377 Stork NV............................................         97,393
     13,253 Unilever NV.........................................      2,525,245
    126,505 VNU-Verenigde Nederlandse Utigevesbedrijven Verenigd
             Bezit..............................................      2,618,310
     53,996 Wolters Kluwer NV...................................      6,927,231
-------------------------------------------------------------------------------
                                                                     39,410,297
-------------------------------------------------------------------------------
 NEW ZEALAND -- 0.2%
    176,900 Brierley Investments Ltd. ..........................        170,108
    114,700 Carter Holt Harvey Ltd. ............................        259,474
      3,200 Ceramco Corp. Ltd. .................................          2,679
      7,507 Fisher & Paykel Industries Ltd. ....................         28,771
     24,575 Fletcher Challenge Building.........................         73,785
     24,575 Fletcher Challenge Energy...........................         63,074
     54,169 Fletcher Challenge Forests..........................         77,197
     49,150 Fletcher Challenge Paper............................         96,906
     36,300 Lion Nathan Ltd.....................................         89,400
    125,300 Telecom Corp. of New Zealand Ltd. ..................        562,570
-------------------------------------------------------------------------------
                                                                      1,423,964
-------------------------------------------------------------------------------
 NORWAY -- 0.2%
      2,700 Aker ASA, Class A Shares............................         68,916
        600 Aker ASA, Class B Shares............................         14,513
      4,200 Bergesen d.y. ASA, Class A Shares...................         87,258
      1,100 Bergesen d.y. ASA, Class B Shares...................         23,017
     43,400 Christiania Bank Og Kreditkasse ASA.................        162,301
      1,700 Dyno Industrier ASA.................................         40,364
      3,300 Elkem ASA...........................................         52,889
      2,700 Hafslund Nycomed ASA+...............................         17,830
      4,000 Hafslund Nycomed ASA, Class B Shares................         29,383
      1,400 Helikopter Services Group ASA.......................         19,945
      2,300 Kvaerner ASA, Class A Shares........................        112,976
        600 Kvaerner ASA, Class B Shares........................         26,712
      2,000 Leif Hoegh & Co. ASA................................         38,584
      5,200 NCL Holdings ASA....................................         10,803
     18,100 Norsk Hydro ASA.....................................        906,531
        400 Norske Skogindustrier ASA...........................         11,516
      1,800 Norske Skogindustrier ASA, Class A Shares...........         55,294
      4,000 Nycomed ASA, Class A Shares+........................         62,327
      2,700 Nycomed ASA, Class B Shares+........................         40,068
      3,100 Orkla ASA, Class A Shares...........................        248,420
        600 Orkla ASA, Class B Shares...........................         44,297
      2,500 Petroleum Geo-Services ASA+.........................        104,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 NORWAY -- 0.2% (CONTINUED)
     18,500 UNI Storebrand ASA, Class A Shares....................  $    123,817
      1,300 Unitor Ships Service ASA..............................        16,784
--------------------------------------------------------------------------------
                                                                       2,318,795
--------------------------------------------------------------------------------
 SINGAPORE -- 1.7%
     20,000 Amcol Holdings Ltd. ..................................        36,746
     15,000 Chun Hup Holdings Ltd. ...............................        11,571
    662,000 City Developments Ltd. ...............................     6,545,722
     42,000 Comfort Group Ltd. ...................................        36,522
      7,000 Creative Technology Ltd.+.............................        89,832
     19,000 Cycle & Carriage Ltd. ................................       199,860
     73,000 DBS Land Ltd. ........................................       284,116
    100,000 Development Bank of Singapore Ltd. ...................     1,325,386
     16,000 First Capital Corp. Ltd. .............................        48,022
     24,000 Fraser & Neave Ltd. ..................................       215,428
     30,000 Goldtron Ltd. ........................................        20,933
      6,000 Goldtron Ltd. Preferred Rights........................         4,187
     29,000 Hai Sun Hup Group Ltd. ...............................        21,557
     12,000 Haw Par Brothers International Ltd. ..................        27,938
     27,000 Hotel Properties Ltd. ................................        47,714
     11,000 Inchcape Berhad.......................................        38,415
     79,000 IPC Corp. ............................................        29,084
      7,000 Jurong Shipyard Ltd. .................................        33,380
     67,000 Keppel Corp. Ltd. ....................................       483,940
      8,000 Low Keng Huat Ltd. ...................................         3,619
     22,000 Lum Chang Holdings Ltd. ..............................        20,673
      7,000 Metro Holdings Ltd. ..................................        22,875
     22,000 Natsteel Ltd. ........................................        53,997
     46,000 Neptune Orient Lines Ltd. ............................        39,677
    221,700 Oversea-Chinese Banking Corp. Ltd. ...................     2,938,379
      8,000 Overseas Union Enterprise Ltd. .......................        40,673
     19,000 Parkway Holdings Ltd. ................................        79,944
      3,000 Prima Ltd. ...........................................        10,435
      4,000 Robinson & Co. Ltd. ..................................        16,410
     11,000 Shangri-La Hotel Ltd. ................................        34,712
     55,000 Singapore Airlines Ltd. ..............................       485,975
     13,000 Singapore Press Holdings Ltd. ........................       253,436
     49,000 Singapore Technologies Industrial Corp. ..............       131,262
    484,000 Singapore Telephone Corp. ............................     1,133,633
     20,000 Straits Trading Co. Ltd. .............................        49,369
     90,000 United Industrial Corp. Ltd. .........................        77,629
     47,000 United Overseas Bank Ltd. ............................       533,941
     33,000 United Overseas Land Ltd. ............................        52,763
      9,000 Van Der Horst Ltd. ...................................        37,237
--------------------------------------------------------------------------------
                                                                      15,516,992
--------------------------------------------------------------------------------
 SPAIN -- 3.2%
      1,000 Acerinox S.A. ........................................       138,961
     10,450 Argentina Corp. ......................................       418,437
     19,820 Autopistas Concesionaria Espanola S.A. ...............       221,221
     18,750 Banco Bilbao Vizcaya S.A.+ ...........................     1,105,249
     13,650 Banco Central Hispanoamericano S.A. ..................       361,842
     13,300 Banco Santander S.A. .................................       899,965
      1,200 Corporacion Financiera Alba...........................       115,103
      2,350 Corporacion Mapfre....................................       123,443
      4,450 Dragados & Construcciones S.A. .......................        67,363
      3,750 Ebro Argicolas, Compania de Alimentacion S.A. ........        65,661

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                           VALUE
------------------------------------------------------------------------------

 SPAIN -- 3.2% (CONTINUED)
      1,950 El Aguila S.A.+ ....................................  $      8,842
      1,650 Empresa Nacional de Celulosas S.A. .................        22,560
    127,124 Empresa Nacional de Electridad S.A. ................     7,759,574
     11,200 Ercros S.A.+ .......................................         7,266
      1,150 Fomento de Construcciones y Contratas S.A. .........        99,397
      3,100 Gas Natural SDG.....................................       670,387
      3,681 General de Agnas Barcelona S.A. ....................       141,231
     76,650 Iberdrola S.A. .....................................       836,814
      3,200 Inmobiliaria Metropolitana Vasco Central S.A. ......        15,180
      1,750 Inmobiliaria Urbis S.A. ............................        58,842
        550 Portland Valderrivas S.A. ..........................        34,799
      4,650 Prosegur, CIA de Seguridad S.A. ....................        49,955
     86,875 Repsol S.A. ........................................     3,302,886
      4,850 Sarrio S.A. ........................................        17,627
      2,850 Tabacalera S.A. ....................................       129,030
    556,260 Telefonica de Espana................................    12,805,427
     25,400 Union Electrica Fenosa S.A. ........................       201,109
      4,100 Uralita S.A. .......................................        32,176
      3,350 Vallehermosa S.A. ..................................        70,108
      1,800 Viscofan Industria Navarra De Envolturas Celulosic
             S.A. ..............................................        31,392
        760 Zardoya--Otis S.A. .................................        79,579
------------------------------------------------------------------------------
                                                                    29,891,426
------------------------------------------------------------------------------
 SWEDEN -- 3.5%
      5,200 ABB AB, Class A Shares..............................       586,015
      2,100 ABB AB, Class B Shares..............................       234,980
      9,800 AGA AB, Class A Shares..............................       143,770
      8,200 AGA AB, Class B Shares..............................       118,110
    403,699 Astra AB, Class A Shares............................    19,382,462
     55,064 Astra AB, Class B Shares............................     2,577,648
      9,200 Atlas Copco AB, Class A Shares......................       212,881
      4,600 Atlas Copco AB, Class B Shares......................       106,747
      4,100 Autoliv AB..........................................       186,461
      3,870 Diligentia AB.......................................        51,355
      5,700 Electrolux AB, Class B Shares.......................       356,530
      1,400 Esselte AB, Class A Shares..........................        33,889
      1,100 Esselte AB, Class B Shares..........................        26,700
      3,900 Euroc Industries....................................       145,117
      1,660 Fastighets AB Nackebro+.............................        23,467
      3,200 Hennes & Mauritz AB, Class B Shares.................       454,942
      5,400 Securitas AB........................................       154,839
      7,700 Skandia Forsakrings AB..............................       234,139
    251,727 Skandinaviska Enskilda Banken, Class A Shares.......     2,652,197
      9,800 Skanska AB, Class B Shares..........................       432,616
      3,700 SKF AB, Class A Shares..............................        87,342
      4,800 SKF AB, Class B Shares..............................       114,589
      9,500 Stadshypotek AB.....................................       240,727
      4,500 Stora Kopparbergs, Class A Shares...................        60,915
     20,300 Stora Kopparbergs, Class B Shares...................       277,504
     15,300 Svenska Cellulosa AB................................       339,746
     16,100 Svenska Handelsbanken, Class A Shares...............       450,914
      1,600 Svenska Handelsbanken, Class B Shares...............        42,892
     36,000 Swedish Match AB+...................................       128,191
     74,400 Telefonaktiebolaget LM Ericsson, Class B Shares.....     2,366,520
      8,800 Trelleborg AB, Class B Shares.......................       137,902

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                            VALUE
-------------------------------------------------------------------------------

 SWEDEN -- 3.5% (CONTINUED)
     11,000 Volvo AB, Class A Shares............................   $    273,603
     25,000 Volvo AB, Class B Shares............................        626,825
-------------------------------------------------------------------------------
                                                                     33,262,535
-------------------------------------------------------------------------------
 SWITZERLAND -- 5.3%
      1,350 Adia S.A. ..........................................        437,492
        155 Alusoisse Lonza, Class A Shares.....................        121,163
        335 Alusoisse Lonza, Class B Shares.....................        269,136
        658 Brown Boveri PLC....................................        747,666
        420 Brown Boveri PLC Preferred..........................         93,966
     17,570 Ciba Geigy AG.......................................      1,111,973
     15,545 CS Holdings AG......................................      1,657,255
        200 Danzas Holding AG...................................         42,712
        115 Forbo Holding AG Registered Shares..................         46,546
        180 Gebrueder Sulzer AG.................................        112,271
         40 Georg Fischer AG....................................         40,814
         30 Georg Fischer AG Preferred..........................          5,776
         35 Grands Magasins Jemoli SA+..........................         18,793
         90 Grands Magasins Jemoli SA Registered Shares+........          9,519
        584 Holderbank Financiere Glaris AG, Class B Shares.....        434,735
        140 Interdiscount Holdings..............................          1,557
        320 Merkur Holdings.....................................         67,471
         55 Moevenpick Holding AG...............................         15,288
         35 Moevenpick Holding AG Bearer Shares.................          9,136
      3,250 Nestle SA Registered Shares.........................      3,538,644
        564 Novartis AG Bearer Shares...........................        645,445
     17,570 Novartis AG Registered Shares.......................     20,083,405
         30 Reiseburo Kuoni AG Registered Shares................         78,915
      1,061 Roche Holding AG....................................      9,374,146
        580 Roche Holding AG Bearer Shares......................      4,881,831
        105 Schindler Holding AG................................        117,458
      2,875 Schweizerische Bankgesellschaft, Class B Shares.....        545,763
      3,390 Schweizerische Bankverein, Class B Shares...........        643,525
      2,115 Schweizerische Bankverein Registered Shares.........      1,901,348
      1,205 Schweizerische Rueckversicherungs-Gesellschaft
             Registered Shares..................................      1,232,775
        140 SGS Societe Generale de Surveillance Holding SA.....        317,966
        185 Sika Finanz AG Bearer Shares........................         45,905
        300 SMH AG Bearer Shares................................        170,847
      1,180 SMH AG Registered Shares............................        155,400
         90 Sulzer AG...........................................         53,695
        180 Swissair AG Registered Shares+......................        153,396
      3,750 Zurich Versicherungsgesellschaft Registered Shares..      1,116,102
-------------------------------------------------------------------------------
                                                                     50,299,835
-------------------------------------------------------------------------------
 UNITED KINGDOM -- 14.4%
    110,900 Abbey National PLC..................................      1,366,958
     12,100 AMEC PLC............................................         23,689
      6,900 Amstrad PLC.........................................         21,277
     21,300 Anglian Water PLC...................................        226,404
     22,506 Argosargos..........................................        251,163
     64,900 Arjo Wiggins Appleton PLC...........................        173,122
  6,225,418 Asda Group PLC......................................     11,350,243
     71,100 Associated British Foods PLC........................        564,921
    120,900 Barclays PLC........................................      2,187,494
     18,300 Barratt Developments PLC............................         83,151
     69,400 Bass PLC............................................        968,088
    244,300 B.A.T. Industries PLC...............................      2,140,360

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 UNITED KINGDOM -- 14.4% (CONTINUED)
     32,700 BBA Group PLC.........................................  $    183,792
    346,500 BG PLC................................................       963,866
     33,136 The BICC Group........................................       150,021
     58,000 Blue Circle Industries PLC............................       376,144
     38,200 BOC Group PLC.........................................       616,380
     71,300 Boots Co. PLC.........................................       789,275
     15,300 Bowthorpe PLC.........................................        93,982
     39,900 BPB Industries PLC....................................       222,307
     34,083 British Aerospace PLC.................................       710,375
     76,000 British Airways PLC...................................       781,786
     34,100 British Land Co. PLC..................................       296,253
    445,797 British Petroleum Co. PLC.............................     4,942,148
    135,500 British Sky Broadcasting Group PLC....................     1,320,889
    160,800 British Steel PLC.....................................       394,831
    496,900 British Telecommunications PLC........................     3,449,512
    317,400 BTR PLC...............................................     1,235,050
     15,900 Burmah Castrol PLC....................................       268,100
    858,113 Cable and Wireless PLC................................     6,979,089
     78,500 Cadbury Schweppes PLC.................................       650,613
     10,100 Calor Group PLC.......................................        49,682
     47,400 Caradon PLC...........................................       211,120
    582,042 Carlton Communications PLC............................     4,980,684
    346,500 Centricia PLC.........................................       371,696
     22,200 Chubb Security PLC....................................       154,114
     55,300 Coats Viyella PLC.....................................       117,289
      7,300 Cobham PLC............................................        69,376
     53,550 Commercial Union PLC..................................       596,718
     32,000 Courtaulds PLC........................................       190,821
      6,100 Courtaulds Textiles PLC...............................        24,930
     17,700 De La Rue PLC.........................................       180,052
     11,800 Delta PLC.............................................        66,900
     33,500 Electrocomponents PLC.................................       218,622
     41,140 Energy Group..........................................       351,374
     24,600 English China Clays PLC...............................        84,886
     44,600 FKI PLC...............................................       134,616
    218,200 General Electric Co. PLC..............................     1,326,081
     28,500 George Wimpey PLC.....................................        64,865
     27,600 GKN PLC...............................................       422,603
    277,100 Glaxo Wellcome PLC....................................     4,701,744
     82,040 Granada Group PLC.....................................     1,216,352
    165,500 Grand Metropolitan PLC................................     1,224,516
     28,688 Great Portland Estates PLC............................        98,524
     79,400 Great Universal Stores PLC............................       846,555
     72,775 Guardian Royal Exchange PLC...........................       328,890
    152,200 Guinness PLC..........................................     1,138,526
     22,400 Hammerson PLC.........................................       161,167
     51,425 Hanson PLC............................................       231,984
     56,300 Harrisons & Crosfield PLC.............................       120,329
     19,300 Hepworth PLC..........................................        81,712
    141,500 HSBC Holdings PLC.....................................     3,542,521
     68,200 HSBC Holdings PLC (HK$10).............................     1,760,273
     74,000 Huntingdon International Holdings PLC ADR.............       730,750
      7,400 Hyder PLC.............................................       100,388
     27,400 IMI PLC...............................................       156,462
     57,300 Imperial Chemical Industries PLC......................       708,152
     36,910 Imperial Tobacco Group PLC............................       255,629

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE
-------------------------------------------------------------------------------

 UNITED KINGDOM -- 14.4% (CONTINUED)
    144,800 J. Sainsbury PLC.....................................  $    727,626
     17,100 Johnson Matthey PLC..................................       150,374
     52,900 Kingfisher PLC.......................................       584,297
  1,861,663 Ladbroke Group PLC...................................     7,046,577
     11,200 Laird Group PLC......................................        65,965
     40,400 Land Securities PLC..................................       520,712
     76,300 LASMO PLC............................................       300,629
     98,350 Legal & General Group PLC............................       628,196
      8,900 Lex Service PLC......................................        50,604
    426,400 Lloyds TSB Group PLC.................................     3,537,507
     13,800 London Electricity PLC...............................       158,617
     61,500 Lonrho PLC...........................................       143,985
    112,012 Lucas Industries PLC.................................       372,807
    224,074 Marks & Spencer PLC..................................     1,813,269
     26,616 Marley PLC...........................................        53,412
     33,100 MEPC PLC.............................................       251,384
     14,400 Mercury Asset Management Group PLC...................       315,638
     10,000 Meyer International PLC..............................        65,831
      5,272 Millennium Chemicals Inc. ADR........................       100,827
    134,658 National Grid Group PLC..............................       455,868
     89,800 National Power PLC...................................       716,431
     29,600 Next PLC.............................................       287,341
     12,300 Ocean Group PLC......................................        94,016
  1,552,438 Orange PLC+..........................................     5,356,903
     44,900 Pearson PLC..........................................       563,329
     47,900 The Peninsular and Oriental Steam Navigation Co......       521,255
     79,300 Pilkington PLC.......................................       186,305
     21,200 Provident Financial PLC..............................       207,528
    151,400 Prudential Corp. PLC.................................     1,403,018
     22,400 Racal Electronic PLC.................................       106,896
     39,500 Railtrack Group PLC..................................       292,256
     65,800 Rank Organisation PLC................................       449,810
     41,000 Redland PLC..........................................       234,121
     44,600 Reed International PLC...............................       832,071
    325,730 Rentokil Group PLC...................................     2,396,754
    132,500 Reuters Holdings PLC.................................     1,420,268
     39,800 Rexam PLC............................................       212,659
     19,700 RMC Group PLC........................................       305,497
    115,500 Rolls-Royce PLC......................................       439,063
    120,219 Royal & Sun Alliance Insurance Group PLC.............       967,942
     64,100 Royal Bank of Scotland Group PLC.....................       603,947
     84,500 RTZ Corp. PLC Registered Shares......................     1,292,460
     50,700 Rugby Group PLC......................................        89,748
     85,500 Safeway PLC..........................................       506,363
     15,400 Schroders PLC........................................       424,491
     48,600 Scottish & Newcastle PLC.............................       537,595
     91,249 Scottish Power PLC...................................       522,546
    120,300 Sears PLC............................................       160,942
     43,200 Sedgwick Group PLC...................................        89,511
     30,900 Slough Estates PLC...................................       143,679
    217,467 SmithKline Beecham PLC...............................     3,260,604
     24,000 Smiths Industries PLC................................       301,698
     20,459 Southern Electric PLC................................       264,862
     22,500 St. Jame's Place Capital PLC.........................        47,355
     42,000 T & N PLC............................................       110,665
     73,200 Tarmac PLC...........................................       122,412
     34,600 Tate & Lyle PLC......................................       246,405

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 UNITED KINGDOM -- 14.4% (CONTINUED)
     30,500 Taylor Woodrow PLC...................................   $     95,790
    170,600 Tesco PLC............................................        943,556
     29,300 Thames Water PLC.....................................        328,886
     34,000 Thorn Emi............................................        640,138
     34,200 Thorn PLC+...........................................        106,294
     37,218 TI Group PLC.........................................        321,520
      8,900 Transport Development Group PLC......................         29,767
     18,700 Unigate PLC..........................................        139,122
     64,400 Unilever PLC.........................................      1,656,414
     41,800 United Biscuits Holdings PLC.........................        164,355
     41,500 United Utilities PLC.................................        451,948
      5,433 Value Realisation Trust PLC..........................          7,800
      2,852 Value Realisation Trust PLC Convertible Unsecured
             Loan Stock..........................................          5,118
     26,300 Vickers PLC..........................................        116,497
  2,934,864 Vodafone Group PLC...................................     13,957,758
     45,800 Williams Holdings PLC................................        238,740
     33,200 Willis Corroon Group PLC.............................         82,603
     11,800 Wilson Connolly Holdings PLC.........................         30,129
     44,800 Wolseley PLC.........................................        345,359
     74,800 Zeneca Group PLC.....................................      2,202,764
--------------------------------------------------------------------------------
                                                                     135,729,615
--------------------------------------------------------------------------------
 UNITED STATES -- 0.4%
    429,400 Echo Bay Mines Ltd. .................................      3,327,850
--------------------------------------------------------------------------------
            TOTAL STOCKS (Cost -- $874,146,214)..................    911,430,341
--------------------------------------------------------------------------------
    FACE
  AMOUNT++                         SECURITY                            VALUE
--------------------------------------------------------------------------------
 CONVERTIBLE NOTE -- 0.0%
    279,800 Michelin Convertible Note, 6.375% due 1/1/01 (Cost --
              $119,853)..........................................        172,502
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.2%
 29,706,000 CS First Boston Corp., 5.330% due 3/3/97; Proceeds at
            maturity -- $29,719,194; (Fully collateralized by
            U.S. Treasury Note 5.875% due 10/31/98; Market
            value -- $30,318,874) (Cost -- $29,706,000)..........     29,706,000
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $903,972,067**)...   $941,308,843
--------------------------------------------------------------------------------

+ Non-income producing security.
# Risp NC -- Risparmio Non-Convertible (Non-Convertible savings shares). ++Represents local currency.
** Aggregate cost for Federal income tax purposes is subtantially the same.

                                  [PIE CHART]

                          CLASSIFICATION INVESTMENTS

                       Japan 30.1%
                       United Kingdom 14.4%
                       France 8.0%
                       Germany 8.7%
                       Hong Kong 4.2%
                       Sweden 3.5%
                       Repurchase Agreement 3.2%
                       Netherlands 4.2%
                       Other Stocks, Preferred Stocks,
                        Warrants and Convertible Note 13.6%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                     INTERNATIONAL FIXED INCOME INVESTMENTS

      FACE
    AMOUNT++                         SECURITY                            VALUE
----------------------------------------------------------------------------------

 BONDS -- 96.6%
----------------------------------------------------------------------------------
 AUSTRALIA -- 9.4%
      7,820,000 Australia Government, 6.750% due 11/15/06.........    $  5,689,475
      6,500,000 Treasury Corp. of Victoria, 10.250% due 11/15/06..       5,848,754
----------------------------------------------------------------------------------
                                                                        11,538,229
----------------------------------------------------------------------------------
 DENMARK -- 8.1%
                Kingdom of Denmark:
     31,710,000 7.000% due 12/15/04...............................       5,234,861
     27,000,000 8.000% due 3/15/06................................       4,693,757
----------------------------------------------------------------------------------
                                                                         9,928,618
----------------------------------------------------------------------------------
 FINLAND -- 2.3%
     13,000,000 Finnish Government, 7.250% due 4/18/06............       2,821,586
----------------------------------------------------------------------------------
 FRANCE -- 7.7%
     52,960,000 French Treasury Bill, 4.500% due 10/12/98.........       9,442,503
----------------------------------------------------------------------------------
 GERMANY -- 22.0%
      5,120,000 Bundesrepublik Deutschland, 2.995% due 9/20/04(a)....    3,010,070
      9,600,000 Deutsche Ausgleichsbank, 6.125% due 12/19/03......       5,982,230
      7,600,000 European Investment Bank, 7.750% due 1/26/05......       5,179,362
      3,000,000 Interamer Development Bank, 7.750% due 12/6/04....       2,039,154
      9,200,000 KFW International Finance, 6.000% due 2/9/06......       5,610,354
      8,150,000 LKB Baden Wurt Finance, 6.750% due 6/22/05........       5,230,734
----------------------------------------------------------------------------------
                                                                        27,051,904
----------------------------------------------------------------------------------
 ITALY -- 13.5%
  8,400,000,000 Abbey National Treasury, 9.400% due 2/7/00........       5,259,195
                Buoni Poliennali Del Tesoro:
  7,300,000,000 9.500% due 12/1/99................................       4,564,012
  1,400,000,000 8.250% due 7/1/01.................................         873,799
 10,200,000,000 6.250% due 1/1/02.................................       5,885,823
----------------------------------------------------------------------------------
                                                                        16,582,829
----------------------------------------------------------------------------------
 NEW ZEALAND -- 4.5%
                New Zealand Government:
      1,595,000 8.000% due 2/15/01................................       1,132,223
      4,580,000 8.000% due 4/15/04................................       3,231,189
      1,595,000 8.000% due 11/15/06...............................       1,132,223
----------------------------------------------------------------------------------
                                                                         5,495,635
----------------------------------------------------------------------------------
 SPAIN -- 7.2%
                Government of Spain:
    298,700,000 12.250% due 3/25/00...............................       2,433,774
    769,700,000 11.300% due 1/15/02...............................       6,455,600
----------------------------------------------------------------------------------
                                                                         8,889,374
----------------------------------------------------------------------------------
 SWEDEN -- 6.1%
     49,000,000 Swedish Government, 10.250% due 5/5/00............       7,471,779
----------------------------------------------------------------------------------
 UNITED KINGDOM -- 15.8%
      2,000,000 Depfa Financial N.V., 7.125% due 11/11/03.........       3,206,238
      3,200,000 Japanese Development Bank, 9.125% due 1/31/05.....       5,707,406
      2,700,000 Royal Bank of Scotland, 7.875% due 12/7/06........       4,460,134
      3,550,000 United Kingdom Treasury, 8.000% due 6/10/03.......       6,066,965
----------------------------------------------------------------------------------
                                                                        19,440,743
----------------------------------------------------------------------------------
                TOTAL BONDS (Cost -- $123,540,142)................     118,663,200
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                     INTERNATIONAL FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 3.4%
  $4,258,000 CS First Boston Corp., 5.330% due 3/3/97; Proceeds
             at maturity -- $4,259,891;
             (Fully collateralized by U.S. Treasury Note 5.875%
             due 10/31/98;
             Market value -- $4,347,248) (Cost -- $4,258,000)....   $  4,258,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $127,798,142**)..   $122,921,200
--------------------------------------------------------------------------------

 ++Represents local currency.
(a) Floating rate security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                                 [PIE CHARTS]

                         CLASSIFICATION OF INVESTMENTS

                           Denmark 8.1%
                           Germany 22.0%
                           Italy 13.5%
                           New Zealand 4.5%
                           France 7.7%
                           Spain 7.2%
                           Sweden 6.1%
                           United Kingdom 15.8%
                           Repurchase Agreement 3.4%
                           Australia 9.4%
                           Finland 2.3%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                      EMERGING MARKETS EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 STOCKS -- 95.8%
------------------------------------------------------------------------------
 ARGENTINA -- 4.9%
     580,000 Acindar Industria Argentina de Aceros S.A. Series
              A+.................................................  $ 1,087,935
     125,000 Banco Frances del Rio de la Plata S.A...............    1,194,228
      27,600 Central Costanera S.A. ADR..........................      952,200
      29,200 Disco S.A. ADR+.....................................      894,250
     154,000 Perez Companc S.A...................................    1,178,571
      38,000 Quilmes Industrial S.A. ADR.........................      427,500
      46,000 Siderar S.A. ADR+...................................    1,196,511
      90,400 Telefonica de Argentina S.A. ADR....................    2,858,900
------------------------------------------------------------------------------
                                                                     9,790,095
------------------------------------------------------------------------------
 BRAZIL -- 12.3%
     137,000 Aracruz Celulose S.A. ADR...........................    1,267,250
 130,200,000 Banco Bradesco S.A. Preferred.......................    1,083,968
   3,440,000 Banco Itau S.A. Preferred...........................    1,774,006
      81,400 Cemig S.A. ADR......................................    3,373,216
      71,534 Companhia Cervejaria Brahma Preferred Warrants,
              Expire 4/30/03+....................................        5,105
  85,000,000 Companhia Paranaense de Energia--Copel Preferred
              Series B+..........................................    1,006,898
  10,100,000 Companhia Paulista de Forca e Luz...................    1,394,397
      58,000 Companhia Siderurgica Nacional ADR..................    2,124,772
      62,800 Companhia Vale do Rio Doce ADR......................    1,664,200
   5,800,000 Petroleo Brasileiro S.A. Preferred..................    1,186,489
      47,700 Telecomunicacoes Brasileiras S.A. ADR...............    4,626,900
  10,210,000 Telecomunicacoes de Minas Gerais Preferred Series
              B..................................................    1,496,042
   6,290,000 Telecomunicacoes de Rio de Janeiro S.A. Preferred...      951,579
   9,080,000 Telecomunicacoes de Sao Paulo S.A. Preferred........    2,462,226
------------------------------------------------------------------------------
                                                                    24,417,048
------------------------------------------------------------------------------
 CHILE -- 2.1%
      70,800 Banco Santander Chile ADR...........................    1,247,850
      49,640 Cia De Telecommunicaciones de Chile S.A. ADR........    1,451,970
      18,600 Enersis S.A. ADR....................................      616,125
      14,100 Quimica Minera Chile S.A. ADR.......................      821,325
------------------------------------------------------------------------------
                                                                     4,137,270
------------------------------------------------------------------------------
 CHINA -- 3.3%
     196,000 China North Industries Investment Ltd...............       87,220
   5,000,000 Guangshen Railway Co. Ltd. Series H.................    2,421,229
     126,000 Huaneng Power International, Inc. ADR...............    2,772,000
   2,100,000 Qingling Motors Co. Series H........................    1,274,535
------------------------------------------------------------------------------
                                                                     6,554,984
------------------------------------------------------------------------------
 CROATIA -- 1.5%
     185,000 Pliva D.D. GDR......................................    2,941,500
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                      EMERGING MARKETS EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 CZECH REPUBLIC -- 1.8%
      80,000 Komercni Banka a.s GDR..............................  $ 2,794,000
       9,000 Ostravar a.s........................................      679,129
------------------------------------------------------------------------------
                                                                     3,473,129
------------------------------------------------------------------------------
 EGYPT -- 1.0%
      18,800 Al-Ahram Beverages Co. GDR+.........................      331,820
      84,000 Commercial International Bank GDR+..................    1,680,000
------------------------------------------------------------------------------
                                                                     2,011,820
------------------------------------------------------------------------------
 HONG KONG -- 8.7%
   4,517,000 China Overseas Land & Investment....................    2,639,389
     967,000 China Resources Enterprise Ltd. ....................    2,172,753
   3,874,000 China Travel International Investment Hong Kong
              Ltd. ..............................................    2,051,059
     820,000 Continental Mariner Investment+.....................      428,848
     732,000 Cosco Pacific Ltd. .................................    1,020,868
     618,500 Dah Sing Financial Group............................    2,587,732
     169,000 Guoco Group Ltd. ...................................      947,133
     277,800 Hong Kong Telecommunications Ltd. ..................      478,904
     218,000 Jardine Matheson Holdings Ltd. .....................    1,318,900
     384,812 Jardine Strategic Holdings Ltd. ....................    1,262,183
      19,312 Jardine Strategic Holdings Ltd. Warrants, Expire
              5/2/98+............................................        6,566
   1,000,000 Lai Sun Development Co. Ltd. .......................    1,497,935
     140,000 New World Development Co. Ltd. .....................      867,769
------------------------------------------------------------------------------
                                                                    17,280,039
------------------------------------------------------------------------------
 HUNGARY -- 4.8%
      34,000 Borsodchem GDR......................................    1,266,500
      36,000 Egis Pharmaceutical RT EDR..........................    2,132,784
      37,350 Gedeon Richter Ltd. GDR Registered Shares...........    2,549,138
      78,600 OTP Bank GDR+.......................................    1,670,250
       9,614 Pick Szeged RT GDR+@................................      643,503
       2,200 Scala ECE Ltd.+.....................................      361,075
      74,000 Tisza Vegyi Kobinat GDR.............................      953,120
------------------------------------------------------------------------------
                                                                     9,576,370
------------------------------------------------------------------------------
 INDIA -- 3.5%
      87,000 Arvind Mills Ltd. GDR+..............................      413,250
     111,000 Ashok Leyland Ltd. GDR..............................      985,125
     212,450 Indian Aluminum Co. Ltd. GDR........................      824,306
      19,000 Indian Hotels Co. Ltd. GDR+.........................      435,100
      25,000 Indian Rayon & Industries GDR.......................      240,750
     110,000 Industrial Credit & Investment Corp. of India Ltd.
              GDR................................................    1,086,800
      69,700 Larsen & Toubro Ltd. GDR............................      982,770
      43,000 Ranbaxy Laboratories Ltd. GDR.......................      865,590
       9,500 Raymond Ltd. GDR....................................       51,063
     118,000 Steel Authority of India Ltd. GDR...................    1,062,000
------------------------------------------------------------------------------
                                                                     6,946,754
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                      EMERGING MARKETS EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 INDONESIA -- 5.1%
   2,850,000 PT Bank Danamon Indonesia...........................  $ 3,328,467
   1,291,500 PT Bimantara Citra..................................    1,885,401
     960,000 PT Hero Supermarket.................................    1,051,095
   1,600,000 PT Mayora Indah.....................................      667,362
      93,500 PT Panca Wiratama Sakti.............................       61,423
   1,000,000 PT Panin Indonesia Bank.............................    1,376,434
     648,000 PT Telekomunikasi Indonesia.........................    1,128,425
     270,000 PT Tempo Scan Pacific...............................      599,687
------------------------------------------------------------------------------
                                                                    10,098,294
------------------------------------------------------------------------------
 MALAYSIA -- 11.9%
     137,000 ACP Industries Berhad...............................      976,601
     393,600 Gamuda Berhad Warrants, Expire 1/17/00+.............    1,046,218
   1,275,000 Hong Leong Properties Berhad........................    2,362,062
   1,250,000 IJM Corp. Berhad....................................    3,347,766
   1,242,000 Kumpulan Guthrie Berhad.............................    2,160,870
   1,182,000 LARUT Consolidated Berhad...........................    1,932,710
     103,000 Malaysian Resources Corp. Berhad....................      435,562
   1,640,000 MBF Capital Berhad..................................    3,368,506
     700,000 Multi-Purpose Holdings Berhad.......................    1,663,311
   1,305,000 Multi-Purpose Holdings Berhad -- ICULS, 3.000%
              Expire 1/1/02......................................      741,059
     765,000 Nylex Berhad........................................    1,848,570
     124,000 Petronas Dagangan Berhad............................      332,098
     420,000 Tanjong PLC.........................................    1,759,162
     334,000 Tongkah Holdings Berhad.............................      706,202
     447,000 United Merchant Group...............................      882,118
------------------------------------------------------------------------------
                                                                    23,562,815
------------------------------------------------------------------------------
 MEXICO -- 6.1%
     187,000 Alfa S.A. de C.V. Series A..........................    1,060,527
     369,000 Cemex S.A. de C.V. .................................    1,490,816
     167,000 Desc S.A. de C.V. Series B+.........................    1,068,632
      91,000 Empresas ICA Sociedad Controladora S.A. de C.V. ....    1,499,159
      25,000 Empresas La Moderna S.A. de C.V. ...................      525,000
      60,000 Empresas La Moderna S.A. de C.V. ADR................      312,798
     108,000 Grupo Elektra S.A. de C.V. .........................    1,059,674
           1 Grupo Financiero Bancomer GDR.......................            0
     111,100 Grupo Financiero Bancomer S.A. de C.V. Series L+....      854,359
      19,000 Panamerican Beverages Inc. Series A.................    1,071,125
     170,000 Sanluis Corp. S.A. de C.V. .........................    1,019,573
     620,000 Telefonos de Mexico S.A. ADR Series L...............    1,199,548
      62,000 Tubos de Acero de Mexico S.A. ADR...................    1,023,000
------------------------------------------------------------------------------
                                                                    12,184,211
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)            FEBRUARY 28, 1997
                      EMERGING MARKETS EQUITY INVESTMENTS

   SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 PHILIPPINES -- 4.0%
     142,490 Bacnotan Consolidated Industries.....................   $   492,436
   2,280,000 DCMI Holdings Inc. ..................................     1,688,472
     711,250 First Philippine Holdings Corp. Series B.............     1,674,705
   2,943,000 International Container Terminal Services, Inc.+.....     1,788,277
      27,600 Philipine Long Distance Telephone Co. ADR............     1,600,800
     502,680 Union Bank of Philippines............................       553,623
   1,232,000 William Gothong & Aboitiz............................       145,043
--------------------------------------------------------------------------------
                                                                       7,943,356
--------------------------------------------------------------------------------
 POLAND -- 3.2%
      32,800 Bank Rozwoju Eksportu S.A. ..........................     1,147,378
      22,000 Debica S.A. .........................................       654,505
     270,000 Elektrim Spolka Akcyjna S.A. ........................     2,736,367
      51,000 Krosno S.A. .........................................       883,680
     119,350 Okocimskie Zaklady Piwowarskie S.A. .................       792,077
       1,316 Zaklady Ptyt Wiorowych S.A. .........................        38,721
--------------------------------------------------------------------------------
                                                                       6,252,728
--------------------------------------------------------------------------------
 RUSSIA -- 3.1%
      55,670 Irkutskenergo ADR....................................       709,793
      25,700 Lukoil Holding ADR...................................     1,516,300
      31,560 Mosenergo ADR........................................     1,309,740
      36,300 Surgutneftegaz ADR...................................     1,506,450
      19,143 Trade House GUM ADR+.................................     1,148,580
--------------------------------------------------------------------------------
                                                                       6,190,863
--------------------------------------------------------------------------------
 SOUTH AFRICA -- 2.2%
      16,500 Anglo American Corp. of South Africa Ltd. ...........     1,040,109
     189,000 Barlow Ltd. .........................................     1,992,692
     470,000 Reunert Ltd. ........................................     1,258,507
--------------------------------------------------------------------------------
                                                                       4,291,308
--------------------------------------------------------------------------------
 SOUTH KOREA -- 3.0%
     135,100 Cho Hung Bank Co. Ltd. GDR+..........................       807,898
       4,766 Daehan City Gas Co. .................................       249,231
      49,000 Dong-Ah Construction Industrial Co. EDR+.............       573,300
           4 Hyundai Engineering & Construction Co.+..............            95
      47,000 Korea Electric Power Corp. ..........................     1,348,528
      58,230 LG Semicon Co........................................     1,792,003
       4,900 S 1 Corp.+...........................................     1,187,655
--------------------------------------------------------------------------------
                                                                       5,958,710
--------------------------------------------------------------------------------
 SRI LANKA -- 0.4%
   1,592,200 Asian Hotels Corp. Ltd.+.............................       325,363
      56,665 Development Finance Corp. of Ceylon+.................       266,084
      84,122 Hayleys Ltd.+........................................       286,015
--------------------------------------------------------------------------------
                                                                         877,462
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)            FEBRUARY 28, 1997
                      EMERGING MARKETS EQUITY INVESTMENTS

   SHARES                            SECURITY                             VALUE
----------------------------------------------------------------------------------
 TAIWAN -- 6.0%
      1,418 Asia Cement Corp. GDR....................................  $    27,855
    583,000 China Developement Corp. ................................    2,277,344
    594,000 China Motor Co. Ltd. ....................................    1,413,772
    290,000 Clevo Co. ...............................................    2,107,558
    896,000 Hung Poo Construction Corp. .............................    2,213,953
     15,600 Taipei Fund..............................................    1,599,000
  1,545,000 Zig Sheng Industry Co. Ltd. .............................    2,234,411
----------------------------------------------------------------------------------
                                                                        11,873,893
----------------------------------------------------------------------------------
 THAILAND -- 4.9%
    122,600 Bangkok Bank Public Co. Ltd. ............................      833,273
    645,250 Bank of Ayudhya Public Co. Ltd. .........................    1,470,158
    132,800 Grammy Entertainment Co. Ltd. ...........................    1,805,198
    318,000 Italian -- Thai Development Public Co. Ltd. .............    1,301,718
     27,200 Kang Yong Electric Public Co. Ltd. ......................      103,464
     55,500 Land and House Public Co. Ltd. ..........................      315,061
     63,100 Loxley Public Co. Ltd. ..................................      272,918
     60,000 Siam City Cement Public Co. Ltd. ........................    1,603,398
    236,200 Thai Airways International Public Co. Ltd. ..............      369,419
    617,000 Thai Military Bank Ltd. .................................      964,993
    113,800 United Communication Industry Public Co. Ltd. ...........      703,147
----------------------------------------------------------------------------------
                                                                         9,742,747
----------------------------------------------------------------------------------
 TURKEY -- 2.0%
  3,180,000 Arcelik A.S. ............................................      530,280
 11,800,000 Eregli Demir Ve Celik Fabrikalari T.A.S. ................    2,039,696
 29,000,000 Yapi ve Bankasi A.S. ....................................    1,368,204
----------------------------------------------------------------------------------
                                                                         3,938,180
----------------------------------------------------------------------------------
            TOTAL STOCKS (Cost -- $167,133,331)......................  190,043,576
----------------------------------------------------------------------------------
    FACE
   AMOUNT                            SECURITY                             VALUE
----------------------------------------------------------------------------------
 CONVERTIBLE BONDS -- 0.9%
 TAIWAN -- 0.9%
 $1,158,000 Compal Electronics, 1.000% due 11/21/03..................    1,243,621
    529,000 Yangming Marine Transportation, 2.000% due 10/6/01.......      613,640
----------------------------------------------------------------------------------
            TOTAL CONVERTIBLE BONDS (Cost -- $1,787,724)................ 1,857,261
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             FEBRUARY 28, 1997
                      EMERGING MARKETS EQUITY INVESTMENTS

    FACE
   AMOUNT                          SECURITY                            VALUE
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.3%
 $6,500,000 CS First Boston Corp., 5.330% due 3/3/97; Proceeds at
            maturity -- $6,502,887;
            (Fully collateralized by U.S. Treasury Note 5.875%
            due 10/31/98;
            Market value -- $6,635,273) (Cost -- $6,500,000).....   $  6,500,000
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $175,421,055**)...   $198,400,837
--------------------------------------------------------------------------------

+ Non-income producing security.
@ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

                          Brazil 12.3%
                          Hong Kong 8.7%
                          Mexico 6.1%
                          Malaysia 11.9%
                          Thailand 4.9%
                          Taiwan 6.0%
                          Hungary
                          Argentina 4.9%
                          Indonesia 5.1%
                          Phillipines 4.0%
                          Repurchase Agreement 3.3%
                          Other Stocks, Preferred Stocks
                           and Warrants 28.0%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                          GOVERNMENT   INTERMEDIATE   LONG-TERM     MUNICIPAL     MORTGAGE
                            MONEY      FIXED INCOME      BOND         BOND         BACKED
                         INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS  INVESTMENTS
---------------------------------------------------------------------------------------------
ASSETS:
 Investments -- Cost.... $289,711,020  $312,116,737  $163,847,957  $44,152,066  $138,909,796
 Foreign currency --
   Cost.................           --            --            --           --            --
---------------------------------------------------------------------------------------------
 Investments, at value..  289,711,020   310,669,518   163,672,046   44,648,406   137,994,792
 Foreign currency, at
  value.................           --            --            --           --            --
 Cash...................      184,331           457           703        3,977           759
 Receivable for
  securities sold.......           --    13,878,748     3,648,450      955,558    18,771,208
 Dividends and interest
  receivable............    1,326,666     4,259,408     2,335,930      619,476       834,443
 Receivable for Fund
  shares sold...........    1,212,646     1,377,223       480,296       58,378       390,378
 Receivable for open
  forward foreign
  currency contracts....           --            --            --           --            --
 Receivable from
  brokers...............           --            --            --           --            --
 Deposits with broker
  for securities sold
  short.................           --            --            --           --    10,041,250
 Deferred organization
  costs.................           --            --            --           --            --
 Other assets...........       17,078            --            --           --            --
---------------------------------------------------------------------------------------------
 TOTAL ASSETS...........  292,451,741   330,185,354   170,137,425   46,285,795   168,032,830
---------------------------------------------------------------------------------------------
LIABILITIES:
 Dividends payable......      408,170     1,567,519       917,938      162,784       690,484
 Administration fees
  payable...............      106,853        50,014        25,611       20,513        62,964
 Management fees
  payable...............       80,143       100,028        51,221       43,506       161,306
 Payable for open
  forward foreign
  currency contracts....           --            --            --           --            --
 Payable for securities
  purchased.............           --    13,746,426     3,686,857           --    28,744,958
 Securities sold short,
  at value..............           --            --            --           --    10,004,000
 Payable to brokers --
   variation margin.....           --            --            --           --            --
 Accrued expenses.......      101,061        85,601        84,840       19,340        38,984
---------------------------------------------------------------------------------------------
 TOTAL LIABILITIES......      696,227    15,549,588     4,766,467      246,143    39,702,696
---------------------------------------------------------------------------------------------
TOTAL NET ASSETS........ $291,755,514  $314,635,766  $165,370,958  $46,039,652  $128,330,134
---------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of
  beneficial interest... $    291,803  $     39,214  $     20,416  $     5,416  $     16,263
 Capital paid in excess
  of par value..........  291,510,722   323,211,711   166,767,821   47,483,566   130,474,208
 Undistributed
  (overdistributed) net
  investment income.....        7,528        26,727      (107,680)      34,566      (225,548)
 Accumulated net
  realized gain (loss)
  on security
  transactions, foreign
  currencies and futures
  contracts.............      (54,539)   (7,194,667)   (1,133,688)  (1,980,236)   (1,057,035)
 Net unrealized
  appreciation
  (depreciation) of
  investments, foreign
  currencies, futures
  contracts and short
  sales of securities...           --    (1,447,219)     (175,911)     496,340      (877,754)
---------------------------------------------------------------------------------------------
TOTAL NET ASSETS........ $291,755,514  $314,635,766  $165,370,958  $46,039,652  $128,330,134
---------------------------------------------------------------------------------------------
Shares Outstanding......  291,802,525    39,213,643    20,415,852    5,415,800    16,263,014
---------------------------------------------------------------------------------------------
Net Asset Value.........        $1.00         $8.02         $8.10        $8.50         $7.89
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                              FEBRUARY 28, 1997

                 LARGE           LARGE          SMALL          SMALL                                      EMERGING
             CAPITALIZATION  CAPITALIZATION CAPITALIZATION CAPITALIZATION INTERNATIONAL  INTERNATIONAL    MARKETS
 BALANCED     VALUE EQUITY       GROWTH      VALUE EQUITY      GROWTH        EQUITY      FIXED INCOME      EQUITY
INVESTMENTS   INVESTMENTS     INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS   INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
$52,332,804  $1,379,056,233  $1,196,922,557  $416,452,679   $552,954,207  $903,972,067   $127,798,142   $175,421,055
         --              --              --            --             --    20,886,890      6,266,639      4,083,303
---------------------------------------------------------------------------------------------------------------------
 61,498,808   1,762,186,926   1,570,383,551   512,478,193    577,477,789   941,308,843    122,921,200    198,400,837
         --              --              --            --             --    20,572,280      6,334,795      4,074,502
        143           1,055             320       168,265            350     7,346,076            309      2,260,761
         --       2,075,937      35,058,646     3,085,194        990,694     4,952,196     21,502,545      3,350,813
    231,193       4,756,813       1,259,976       599,347        133,155     1,918,239      2,868,207         97,945
     14,659       4,351,076       4,247,024     1,732,769      1,622,456     3,348,979        370,911        930,115
         --              --              --            --             --     5,730,434        409,956             --
         --              --              --            --         49,300     2,117,116             --             --
         --              --              --            --             --            --             --             --
     18,145              --              --            --             --        10,920             --         14,042
         --              --              --            --             --            --             --             --
---------------------------------------------------------------------------------------------------------------------
 61,762,948   1,773,371,807   1,610,949,517   518,063,768    580,273,744   987,305,083    154,407,923    209,129,015
---------------------------------------------------------------------------------------------------------------------

    110,729              --              --            --             --            --        596,123             --
     19,677         271,256         248,264        79,590         93,560       145,374         19,824         31,183
     59,133         664,141         605,341       208,185        212,565       433,356         49,560        140,324
         --              --              --            --             --     7,361,872        186,528             --
    905,905       5,179,599      37,108,987     4,369,375      1,036,191    14,319,482     25,836,065      2,001,691
         --              --              --            --             --            --             --             --
         --              --         122,850            --             --       163,853             --             --
     64,343         174,460         123,302        81,797        190,510       625,230        247,659        161,320
---------------------------------------------------------------------------------------------------------------------
  1,159,787       6,289,456      38,208,744     4,738,947      1,532,826    23,049,167     26,935,759      2,334,518
---------------------------------------------------------------------------------------------------------------------
$60,603,161  $1,767,082,351  $1,572,740,773  $513,324,821   $578,740,918  $964,255,916   $127,472,164   $206,794,497
---------------------------------------------------------------------------------------------------------------------

$     5,509  $      135,954  $      104,868  $     42,686   $     37,970  $     96,978   $     14,883   $     21,566
 50,749,820   1,295,236,430   1,162,365,472   402,350,720    541,877,030   927,339,786    128,871,215    182,496,215
    (2,922)      (6,754,219)        764,781       (16,556)      (932,242)   (9,803,929)     1,780,783       (804,908)
    684,750      95,333,493      33,983,083    14,922,457     13,484,888     7,602,025      1,524,064      2,114,843

  9,166,004     383,130,693     375,522,569    96,025,514     24,273,272    39,021,056     (4,718,781)    22,966,781
---------------------------------------------------------------------------------------------------------------------
$60,603,161  $1,767,082,351  $1,572,740,773  $513,324,821   $578,740,918  $964,255,916   $127,472,164   $206,794,497
---------------------------------------------------------------------------------------------------------------------
  5,509,058     135,954,398     104,867,615    42,685,656     37,969,686    96,978,289     14,883,098     21,566,014
---------------------------------------------------------------------------------------------------------------------
     $11.00          $13.00          $15.00        $12.03         $15.24         $9.94          $8.56          $9.59
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF OPERATIONS (UNAUDITED)

                          GOVERNMENT    INTERMEDIATE   LONG-TERM    MUNICIPAL    MORTGAGE
                             MONEY      FIXED INCOME     BOND         BOND        BACKED
                          INVESTMENTS   INVESTMENTS   INVESTMENTS  INVESTMENTS  INVESTMENTS
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest...............  $7,973,386    $10,566,004   $ 5,943,075  $1,215,468   $4,362,401
 Dividends..............          --             --            --          --           --
 Less: Foreign
  withholding tax ......          --             --            --          --           --
-------------------------------------------------------------------------------------------
 TOTAL INVESTMENT
  INCOME................   7,973,386     10,566,004     5,943,075   1,215,468    4,362,401
-------------------------------------------------------------------------------------------
EXPENSES:
 Shareholder and system
  servicing fees........     306,741        121,656       102,154      15,520       92,290
 Administration fees
  (Note 2)..............     292,919        303,598       162,415      45,864      124,895
 Management fees (Note
  2)....................     219,689        607,196       324,829      91,727      312,236
 Registration fees......      31,381         29,671        13,001      14,400       14,837
 Custody................      16,642          6,429         3,898       1,875        2,373
 Shareholder
  communications........      16,351         19,781         6,943       4,000       21,097
 Audit and legal........      15,484         19,781        13,193      10,450       12,857
 Trustees' fees.........       5,227          5,935         3,491       3,430        4,486
 Pricing service fees...          --          5,230         2,328       2,600        1,500
 Amortization of
  deferred organization
  costs.................          --          2,731         2,731       2,782        2,731
 Other..................       3,822          4,315         6,257       1,427        1,756
-------------------------------------------------------------------------------------------
 TOTAL EXPENSES.........     908,256      1,126,323       641,240     194,075      591,058
 Less: Management and
  administration fee
  waivers (Note 2)......          --             --            --     (10,620)     (93,493)
-------------------------------------------------------------------------------------------
 NET EXPENSES...........     908,256      1,126,323       641,240     183,455      497,565
-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (LOSS).................   7,065,130      9,439,681     5,301,835   1,032,013    3,864,836
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS, FOREIGN
CURRENCIES, FUTURES
CONTRACTS AND SHORT
SALES OF SECURITIES
(NOTE 4, 5 AND 7):
 Realized Gain (Loss)
  From:
 Security transactions
  (excluding short-term
  securities)...........        (494)*      134,061       607,597     (71,980)      35,625
 Foreign currency
  transactions..........          --             --            --          --           --
 Futures contracts......          --             --            --          --           --
-------------------------------------------------------------------------------------------
 NET REALIZED GAIN
  (LOSS)................        (494)       134,061       607,597     (71,980)      35,625
-------------------------------------------------------------------------------------------
 Change in Net
 Unrealized Appreciation
 (Depreciation) of
 Investments, Foreign
 Currencies, Futures
 Contracts and Short
 Sales of Securities
 Beginning of period....          --     (5,440,660)   (5,293,520)   (861,098)  (3,309,661)
 End of period..........          --     (1,447,219)     (175,911)    496,340     (877,754)
-------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET UNREALIZED
  APPRECIATION
  (DEPRECIATION)........          --      3,993,441     5,117,609   1,357,438    2,431,907
-------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON
 INVESTMENTS, FOREIGN
 CURRENCIES, FUTURES
 CONTRACTS AND SHORT
 SALES OF SECURITIES....        (494)     4,127,502     5,725,206   1,285,458    2,467,532
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............  $7,064,636    $13,567,183   $11,027,041  $2,317,471   $6,332,368
-------------------------------------------------------------------------------------------

 * Represents loss from sale of short-term securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997

                  LARGE          LARGE          SMALL          SMALL                                   EMERGING
              CAPITALIZATION CAPITALIZATION CAPITALIZATION CAPITALIZATION INTERNATIONAL INTERNATIONAL   MARKETS
  BALANCED     VALUE EQUITY      GROWTH      VALUE EQUITY      GROWTH        EQUITY     FIXED INCOME    EQUITY
 INVESTMENTS   INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS   INVESTMENTS  INVESTMENTS
------------------------------------------------------------------------------------------------------------------
 $  531,017    $    404,118   $  1,340,292   $   207,293    $    481,134   $ 1,451,732   $ 4,475,140  $   305,894
    465,142      21,257,780      7,569,571     6,096,266         983,491     4,515,447            --      677,319
   (12,026)         (28,756)        (5,767)           --              --      (628,693)      (10,540)     (44,217)
------------------------------------------------------------------------------------------------------------------
    984,133      21,633,142      8,904,096     6,303,559       1,464,625     5,338,486     4,464,600      938,996
------------------------------------------------------------------------------------------------------------------
     14,159         476,732        459,763       216,181         382,768       399,684        93,704       96,399
     56,108       1,633,694      1,412,511       490,217         562,708       884,596       125,466      144,384
    168,325       4,004,513      3,463,653     1,292,627       1,333,635     2,367,943       313,664      649,730
     19,370         125,458         88,132        33,876          49,462        59,343        21,157       34,797
      2,429          32,146         25,714        20,354          15,825       316,569        33,206       85,958
      7,346          24,726         49,080        42,362           9,890         9,890         5,970        8,988
     16,937          18,594         16,239        13,354          16,370        14,245        11,891       11,891
      4,243          14,835          5,104         8,406           4,521        11,870         2,797        3,968
         --              --             --            --              --        45,622         1,139        5,539
      9,359           2,731          2,729         2,731              --         8,189         2,731        3,284
      2,000          20,276          2,632         4,083          21,688         4,271         2,569        2,628
------------------------------------------------------------------------------------------------------------------
    300,276       6,353,705      5,525,557     2,124,191       2,396,867     4,122,222       614,294    1,047,566
   (18,509)              --             --            --              --            --            --           --
------------------------------------------------------------------------------------------------------------------
    281,767       6,353,705      5,525,557     2,124,191       2,396,867     4,122,222       614,294    1,047,566
------------------------------------------------------------------------------------------------------------------
    702,366      15,279,437      3,378,539     4,179,368        (932,242)    1,216,264     3,850,306     (108,570)
------------------------------------------------------------------------------------------------------------------
    766,568     119,538,319     35,691,847    25,441,329      27,900,809     7,987,015     2,260,732    2,269,076
         --              --             --            --              --       (35,555)      826,237     (215,983)
         --              --      3,880,800            --         348,080    (2,231,507)           --           --
------------------------------------------------------------------------------------------------------------------
    766,568     119,538,319     39,572,647    25,441,329      28,248,889     5,719,953     3,086,969    2,053,093
------------------------------------------------------------------------------------------------------------------
  3,265,170     205,280,598    177,118,985    42,508,734      68,100,476    24,553,039     2,495,277    1,345,429
  9,166,004     383,130,693    375,522,569    96,025,514      24,273,272    39,021,056    (4,718,781)  22,966,781
------------------------------------------------------------------------------------------------------------------
  5,900,834     177,850,095    198,403,584    53,516,780     (43,827,204)   14,468,017    (7,214,058)  21,621,352
------------------------------------------------------------------------------------------------------------------
  6,667,402     297,388,414    237,976,231    78,958,109     (15,578,315)   20,187,970    (4,127,089)  23,674,445
------------------------------------------------------------------------------------------------------------------
 $7,369,768    $312,667,851   $241,354,770   $83,137,477    $(16,510,557)  $21,404,234   $  (276,783) $23,565,875
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                          GOVERNMENT    INTERMEDIATE   LONG-TERM     MUNICIPAL      MORTGAGE
                             MONEY      FIXED INCOME      BOND          BOND         BACKED
                          INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)................ $   7,065,130  $  9,439,681  $  5,301,835  $  1,032,013  $  3,864,836
 Net realized gain
  (loss)................          (494)      134,061       607,597       (71,980)       35,625
 Increase (decrease) in
  net unrealized
  appreciation..........            --     3,993,441     5,117,609     1,357,438     2,431,907
-----------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS............     7,064,636    13,567,183    11,027,041     2,317,471     6,332,368
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM (NOTE 3):
 Net investment income..    (7,063,981)   (9,749,791)   (6,606,892)     (984,568)   (4,062,312)
 Net realized gains.....            --            --            --            --            --
-----------------------------------------------------------------------------------------------
 DECREASE IN NET ASSETS
  FROM DISTRIBUTIONS TO
  SHAREHOLDERS..........    (7,063,981)   (9,749,791)   (6,606,892)     (984,568)   (4,062,312)
-----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
 (NOTE 10):
 Net proceeds from sale
  of shares.............   311,645,752    68,501,051    31,202,448    15,861,904    19,540,835
 Net asset value of
  shares issued for
  reinvestment of
  dividends.............     7,180,719     7,950,598     5,480,424       755,275     3,864,336
 Cost of shares
  reacquired............  (305,233,372)  (61,686,029)  (31,641,633)  (18,395,276)  (18,290,429)
-----------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS FROM FUND
  SHARE TRANSACTIONS....    13,593,099    14,765,620     5,041,239    (1,778,097)    5,114,742
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS.............    13,593,754    18,583,012     9,461,388      (445,194)    7,384,798
NET ASSETS:
 Beginning of period....   278,161,760   296,052,754   155,909,570    46,484,846   120,945,336
-----------------------------------------------------------------------------------------------
 END OF PERIOD*......... $ 291,755,514  $314,635,766  $165,370,958  $ 46,039,652  $128,330,134
-----------------------------------------------------------------------------------------------
 * Includes
   undistributed
   (overdistributed) net
   investment income
   of:..................        $7,528       $26,727     $(107,680)      $34,566     $(225,548)
-----------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997

                    LARGE           LARGE           SMALL           SMALL                                       EMERGING
                CAPITALIZATION  CAPITALIZATION  CAPITALIZATION  CAPITALIZATION  INTERNATIONAL  INTERNATIONAL    MARKETS
   BALANCED      VALUE EQUITY       GROWTH       VALUE EQUITY       GROWTH         EQUITY      FIXED INCOME      EQUITY
 INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS   INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
 $    702,366   $   15,279,437  $    3,378,539  $   4,179,368   $    (932,242)  $   1,216,264  $  3,850,306   $   (108,570)
      766,568      119,538,319      39,572,647     25,441,329      28,248,889       5,719,953     3,086,969      2,053,093
    5,900,834      177,850,095     198,403,584     53,516,780     (43,827,204)     14,468,017    (7,214,058)    21,621,352
---------------------------------------------------------------------------------------------------------------------------
    7,369,768      312,667,851     241,354,770     83,137,477     (16,510,557)     21,404,234      (276,783)    23,565,875
---------------------------------------------------------------------------------------------------------------------------
     (815,306)     (44,380,995)     (8,125,928)    (8,320,877)             --     (11,115,299)   (4,381,709)      (236,634)
   (1,389,750)     (78,157,401)    (52,552,183)   (34,884,922)    (71,806,746)    (58,250,387)   (3,360,508)      (274,654)
---------------------------------------------------------------------------------------------------------------------------
   (2,205,056)    (122,538,396)    (60,678,111)   (43,205,799)    (71,806,746)    (69,365,686)   (7,742,217)      (511,288)
---------------------------------------------------------------------------------------------------------------------------
   17,470,805      264,819,556     310,637,851    101,961,863     305,291,221     249,989,254    24,773,796    139,176,845
    1,030,675      121,239,099      60,140,500     42,735,246      71,203,317      69,365,551     4,176,363        508,577
  (13,343,818)    (321,556,410)   (184,130,971)  (150,188,037)   (203,759,253)   (150,867,004)  (22,869,397)   (53,434,941)
---------------------------------------------------------------------------------------------------------------------------
    5,157,662       64,502,245     186,647,380     (5,490,928)    172,735,285     168,487,801     6,080,762     86,250,481
---------------------------------------------------------------------------------------------------------------------------
   10,322,374      254,631,700     367,324,039     34,440,750      84,417,982     120,526,349    (1,938,238)   109,305,068
   50,280,787    1,512,450,651   1,205,416,734    478,884,071     494,322,936     843,729,567   129,410,402     97,489,429
---------------------------------------------------------------------------------------------------------------------------
 $ 60,603,161   $1,767,082,351  $1,572,740,773  $ 513,324,821   $ 578,740,918   $ 964,255,916  $127,472,164   $206,794,497
---------------------------------------------------------------------------------------------------------------------------
      $(2,922)     $(6,754,219)       $764,781       $(16,556)      $(932,242)    $(9,803,929)   $1,780,783      $(804,908)
---------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF CHANGES IN NET ASSETS

                           GOVERNMENT    INTERMEDIATE   LONG-TERM     MUNICIPAL      MORTGAGE
                              MONEY      FIXED INCOME      BOND          BOND         BACKED
                           INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)................  $  12,528,641  $ 16,992,372  $  9,337,444  $  2,230,595  $  6,983,849
 Net realized gain
  (loss)................          2,498       (14,966)    1,425,173      (415,420)      (26,586)
 Increase (decrease) in
  net unrealized
  appreciation
  (depreciation)........             --    (6,833,208)   (9,634,980)       97,697    (2,294,645)
------------------------------------------------------------------------------------------------
 INCREASE IN NET ASSETS
  FROM OPERATIONS.......     12,531,139    10,144,198     1,127,637     1,912,872     4,662,618
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE
3):
 Net investment income..    (12,522,565)  (17,206,933)   (8,417,818)   (2,264,250)   (7,011,921)
 Net realized gains.....             --            --            --            --            --
 Capital................             --            --            --            --      (393,687)
------------------------------------------------------------------------------------------------
 DECREASE IN NET ASSETS
  FROM
  DISTRIBUTIONS TO
  SHAREHOLDERS..........    (12,522,565)  (17,206,933)   (8,417,818)   (2,264,250)   (7,405,608)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
(NOTE 10):
 Net proceeds from sale
  of shares.............    437,963,687   131,547,146    70,757,014    25,163,494    43,928,000
 Net asset value of
  shares issued for
  reinvestment of
  dividends.............     12,180,500    16,708,381     8,103,907     2,094,769     7,083,593
 Cost of shares
  reacquired............   (413,581,060)  (91,462,730)  (53,206,580)  (25,777,761)  (32,112,636)
------------------------------------------------------------------------------------------------
 INCREASE IN NET ASSETS
  FROM
  FUND SHARE
  TRANSACTIONS..........     36,563,127    56,792,797    25,654,341     1,480,502    18,898,957
------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS..     36,571,701    49,730,062    18,364,160     1,129,124    16,155,967
NET ASSETS:
 Beginning of year......    241,590,059   246,322,692   137,545,410    45,355,722   104,789,369
------------------------------------------------------------------------------------------------
 END OF YEAR*...........  $ 278,161,760  $296,052,754  $155,909,570  $ 46,484,846  $120,945,336
------------------------------------------------------------------------------------------------
* Includes undistributed
  (overdistributed)
  net investment income
  of:...................         $6,379      $336,837    $1,197,377      $(12,879)     $(28,072)
------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                             FOR THE YEAR ENDED AUGUST 31, 1996

                    LARGE           LARGE           SMALL           SMALL                                       EMERGING
                CAPITALIZATION  CAPITALIZATION  CAPITALIZATION  CAPITALIZATION  INTERNATIONAL  INTERNATIONAL    MARKETS
   BALANCED      VALUE EQUITY       GROWTH       VALUE EQUITY       GROWTH         EQUITY      FIXED INCOME      EQUITY
 INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS   INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
 $  1,152,837   $   30,764,811  $    6,518,874  $   6,179,922   $  (2,010,544)  $    (916,055) $  7,641,284   $    203,024
    1,856,415       57,624,889      63,302,635     30,005,753      61,940,936      73,317,293     5,447,131      2,918,811
    1,632,100       78,336,651      42,237,074     12,033,104      13,923,279     (45,905,292)      446,411      2,501,423
---------------------------------------------------------------------------------------------------------------------------
    4,641,352      166,726,351     112,058,583     48,218,779      73,853,671      26,495,946    13,534,826      5,623,258
---------------------------------------------------------------------------------------------------------------------------
   (1,135,885)     (26,466,589)     (4,153,946)    (4,982,003)             --     (12,130,831)  (12,189,960)            --
   (1,082,919)     (15,515,274)    (36,845,945)            --     (53,196,733)    (17,152,620)           --             --
           --               --              --             --              --              --            --             --
---------------------------------------------------------------------------------------------------------------------------
   (2,218,804)     (41,981,863)    (40,999,891)    (4,982,003)    (53,196,733)    (29,283,451)  (12,189,960)            --
---------------------------------------------------------------------------------------------------------------------------
   30,383,440      557,482,735     526,999,100    210,816,835     376,242,292     346,914,895    42,109,193     75,247,060
    2,218,161       41,543,633      40,686,861      4,932,281      52,926,147      29,028,066    11,659,731             --
  (15,011,768)    (281,357,570)   (215,722,183)  (120,408,080)   (270,535,854)   (192,556,264)  (31,587,471)   (42,713,977)
---------------------------------------------------------------------------------------------------------------------------
   17,589,833      317,668,798     351,963,778     95,341,036     158,632,585     183,386,697    22,181,453     32,533,083
---------------------------------------------------------------------------------------------------------------------------
   20,012,381      442,413,286     423,022,470    138,577,812     179,289,523     180,599,192    23,526,319     38,156,341
   30,268,406    1,070,037,365     782,394,264    340,306,259     315,033,413     663,130,375   105,884,083     59,333,088
---------------------------------------------------------------------------------------------------------------------------
 $ 50,280,787   $1,512,450,651  $1,205,416,734  $ 478,884,071   $ 494,322,936   $ 843,729,567  $129,410,402   $ 97,489,429
---------------------------------------------------------------------------------------------------------------------------
     $110,018      $22,347,339      $5,512,170     $4,124,953             --         $130,661    $1,485,949      $(243,721)
---------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  1.  SIGNIFICANT ACCOUNTING POLICIES

  Consulting Group Capital Markets Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of thirteen separate investment portfolios ("Portfolios"): Government Money Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments.

  The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; (i) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1996, reclassifications were made to the capital accounts of the Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, International Equity Investments, Small Capitalization Growth Investments and International Fixed Income Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed net investment income amounting to $413,282 and $20,776 had been reclassified to paid-in capital for Mortgage Backed Investments and Municipal Bond Investments, respectively. In addition, a portion of accumulated net realized loss amounting to $1,624,983 had been reclassified to paid-in capital for Large Capitalization Value Equity Investments. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

  Organization costs have been deferred and are being amortized on a straight line basis over a five-year period, beginning with each portfolio's respective commencement of operations.

  In addition, the Fund may from time to time enter into futures contracts in order to hedge market risk. Also, certain portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk.

These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

  2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

  The Fund has entered into an investment management agreement ("Management Agreement") with Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"). The Consulting Group ("Manager"), a division of SBMFM, provides investment evaluation services with respect to the investment advisers of the Fund. SBMFM has entered into an investment advisory agreement with each adviser selected for the Portfolios (collectively, "Advisers").

  Under the Management Agreement, each Portfolio pays SBMFM a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfolio's average daily net assets. In addition, SBMFM pays each Adviser, based on the rates applied to each respective Portfolio's average daily net assets on a monthly basis. The applicable management fee, advisory fee paid by SBMFM to each Adviser, and the Adviser for each Portfolio are indicated below:

                                                                                    ANNUAL
                                                                          ADVISER MANAGEMENT
            PORTFOLIO                                  ADVISERS             FEE      FEE
--------------------------------------------------------------------------------------------
 Government Money Investments                  Standish, Ayer & Wood,      0.15%    0.15%
                                                Inc.
 Intermediate Fixed Income Investments         Standish, Ayer & Wood,      0.20%    0.40%
                                                Inc.
 Long-Term Bond Investments                    National Asset              0.20%    0.40%
                                                Management
 Municipal Bond Investments                    Smith Affiliated Capital    0.20%    0.40%
                                                Corp.
 Mortgage Backed Investments                   Atlantic Portfolio          0.25%    0.50%
                                                Analytics & Management,
                                                Inc.
 Balanced Investments                          Palley-Needleman Asset      0.20%    0.60%
                                                Management, Inc.
 Large Capitalization Value Equity Investments The Boston Co. Asset        0.30%    0.60%
                                                Management, Inc.
                                               Parametric Portfolio
                                                Associates, Inc.:
                                               on the first $300           0.20%    0.50%
                                                million
                                               on the amount over $300     0.15%    0.45%
                                                million
 Large Capitalization Growth Investments       Provident Investment        0.30%    0.60%
                                                Counsel Inc.
                                               Boston Structured
                                                Advisors:
                                               on the first $300           0.20%    0.50%
                                                million
                                               on the amount over $300     0.15%    0.45%
                                                million
 Small Capitalization Value Equity Investments NFJ Investment Group        0.30%    0.60%
                                               Barclays Global Fund
                                                Advisors:
                                               on the first $200           0.15%    0.45%
                                                million
                                               on the next $100 million    0.10%    0.40%
                                               on the amount over $300     0.05%    0.35%
                                                million
 Small Capitalization Growth Investments       Pilgrim Baxter &            0.30%    0.60%
                                                Associates
                                               Mellon Capital
                                                Management Corp.
                                               on the first $200           0.15%    0.45%
                                                million
                                               on the next $100 million    0.10%    0.40%
                                               on the amount over $300     0.05%    0.35%
                                                million
 International Equity Investments              Oechsle International       0.40%    0.70%
                                                Advisors L.P.
                                               State Street Global         0.07%    0.37%
                                                Advisors
 International Fixed Income Investments        Julius Baer Investments     0.25%    0.50%
                                                Management Inc.
 Emerging Markets Equity Investments           John Govett & Co.           0.60%    0.90%
                                                Limited
--------------------------------------------------------------------------------------------

  SBMFM acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Portfolio. This fee is calculated daily and paid monthly.

  For the six months ended February 28, 1997, the following fees were waived:

                                                  TOTAL
                                               FEE WAIVERS MANAGER ADMINISTRATOR
--------------------------------------------------------------------------------
Municipal Bond Investments....................   $10,620   $ 7,080    $ 3,540
Mortgage Backed Investments...................    93,493    66,781     26,712
Balanced Investments..........................    18,509    13,882      4,627
--------------------------------------------------------------------------------

  For the six months ended February 28, 1997, Smith Barney Inc. ("SB"), another subsidiary of SBH, received brokerage commissions of $96,059 .

  All officers and one Trustee of the Fund are employees of SB.

  3. EXEMPT-INTEREST DIVIDENDS AND OTHER DIVIDENDS

  Municipal Bond Investments intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the portfolio.

  Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

  4. INVESTMENTS

  During the six months ended February 28, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

      PORTFOLIO                                        PURCHASES      SALES
-------------------------------------------------------------------------------
Intermediate Fixed Income Investments................ $144,986,069 $100,432,483
Long-Term Bond Investments...........................   39,228,894   34,379,991
Municipal Bond Investments...........................    7,719,304    6,573,110
Mortgage Backed Investments..........................   38,862,359   18,762,875
Balanced Investments.................................   12,676,542   17,906,374
Large Capitalization Value Equity Investments........  724,129,752  761,439,193
Large Capitalization Growth Investments..............  337,343,224  240,343,716
Small Capitalization Value Equity Investments........  112,753,231   73,041,747
Small Capitalization Growth Investments..............  226,760,737  143,069,946
International Equity Investments.....................  201,559,075   99,289,200
International Fixed Income Investments...............  146,758,746  145,078,623
Emerging Markets Equity Investments..................  149,964,195   70,436,206
-------------------------------------------------------------------------------

  At February 28, 1997, the aggregate gross unrealized appreciation and depreciation of investments were as follows:

                                                              NET APPRECIATION
      PORTFOLIO                  APPRECIATION* DEPRECIATION*  (DEPRECIATION)*
------------------------------------------------------------------------------
Intermediate Fixed Income In-
 vestments...................... $   1,398,104 $  (2,845,323)  $  (1,447,219)
Long-Term Bond Investments......       447,614      (623,525)       (175,911)
Municipal Bond Investments......       826,110      (329,770)        496,340
Mortgage Backed Investments.....       882,993    (1,797,997)       (915,004)
Balanced Investments............     9,551,928      (385,924)      9,166,004
Large Capitalization Value Eq-
 uity Investments...............   396,237,049   (13,106,356)    383,130,693
Large Capitalization Growth In-
 vestments......................   398,930,064   (25,469,070)    373,460,994
Small Capitalization Value Eq-
 uity Investments...............   110,865,181   (14,839,667)     96,025,514
Small Capitalization Growth In-
 vestments......................    83,897,948   (59,624,676)     24,273,272
International Equity Invest-
 ments..........................   116,487,344   (79,150,568)     37,336,776
International Fixed Income In-
 vestments......................       691,057    (5,567,999)     (4,876,942)
Emerging Markets Equity Invest-
 ments..........................    31,448,513    (8,468,731)     22,979,782
------------------------------------------------------------------------------

 *Substantially the same for Federal income tax purposes.

  5. FUTURES CONTRACTS

  Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

  At February 28, 1997, Large Capitalization Growth Investments, Small Capitalization Growth Investments and International Equity Investments had the following open futures contracts:

LARGE CAPITALIZATION GROWTH INVESTMENTS

                          # OF                  BASIS      MARKET    UNREALIZED
PURCHASED CONTRACTS     CONTRACTS EXPIRATION    VALUE       VALUE       GAIN
-------------------------------------------------------------------------------
S&P 500 Index..........    117       3/97    $44,419,250 $46,238,400 $1,819,150
S&P 400 Midcap.........    181       3/97     23,450,475  23,692,900    242,425
-------------------------------------------------------------------------------
TOTAL..................                      $67,869,725 $69,931,300 $2,061,575
-------------------------------------------------------------------------------

SMALL CAPITALIZATION GROWTH INVESTMENTS

                           # OF                  BASIS      MARKET    UNREALIZED
PURCHASED CONTRACTS      CONTRACTS EXPIRATION    VALUE       VALUE       LOSS
---------------------------------------------------------------------------------
Russell 2000 Index......     58       6/97    $10,684,510 $10,434,200 $(250,310)
---------------------------------------------------------------------------------

INTERNATIONAL EQUITY INVESTMENTS

                           # OF                  BASIS      MARKET    UNREALIZED
PURCHASED CONTRACTS      CONTRACTS EXPIRATION    VALUE       VALUE    GAIN (LOSS)
---------------------------------------------------------------------------------
Australian ALL Ordi-
 naries.................     32       3/97    $ 1,483,418 $ 1,507,067  $  23,649
Deutsche Terminboerse
 DAX....................     20       3/97      3,683,374   3,863,286    179,912
London Financial Times
 Stock Exchange 100.....     30       3/97      5,118,149   5,243,258    125,109
Marche a Terme Interna-
 tional de France CAC
 40.....................     36       3/97      3,127,716   3,316,097    188,381
MIB 30..................     15       3/97      1,635,820   1,539,408    (96,412)
Osaka Securities Ex-
 change Nikkei 300......    105       3/97      2,510,953   2,322,893   (188,060)
Tokyo Stock Exchange
 TOPIX..................     60       3/97      7,326,584   6,930,152   (396,432)
---------------------------------------------------------------------------------
TOTAL...................                      $24,886,014 $24,722,161  $(163,853)
---------------------------------------------------------------------------------

  6. FOREIGN SECURITIES

  International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments invest in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

  7. FORWARD FOREIGN CURRENCY CONTRACTS

  At February 28, 1997, International Equity Investments and International Fixed Income Investments had the following open forward foreign currency contracts. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

INTERNATIONAL EQUITY INVESTMENTS

                                  LOCAL       MARKET    SETTLEMENT UNREALIZED
FOREIGN CURRENCY                CURRENCY       VALUE       DATE    GAIN (LOSS)
-------------------------------------------------------------------------------
TO SELL:
Australian Dollar............     2,730,000 $ 2,118,918   3/3/97   $   (33,198)
Australian Dollar............     1,770,000   1,373,804   3/3/97         6,549
British Pound................     6,750,000  11,012,088   3/3/97       (83,838)
Danish Krone.................     1,702,530     264,397   3/3/97        (1,153)
French Franc.................    42,850,000   7,522,486   3/3/97       200,315
French Franc.................   116,517,000  20,475,051  3/19/97     1,944,999
German Deutschemark..........    18,142,000  10,748,321   3/3/97       254,699
German Deutschemark..........    35,250,000  20,904,421  3/19/97     2,024,943
Italian Lira................. 4,250,000,000   2,514,354   3/3/97       109,883
Japanese Yen................. 2,500,000,000  20,723,078   3/3/97      (158,605)
Singapore Dollar.............       439,543     308,266   3/4/97           206
Singapore Dollar.............       516,995     362,596   3/5/97          (542)
Singapore Dollar.............       345,092     242,037   3/6/97          (139)
Swedish Krona................    23,397,617   3,120,895   3/4/97         5,040
Swiss Franc..................    11,767,000   7,993,450  3/19/97     1,040,714
-------------------------------------------------------------------------------
                                            109,684,162              5,309,873
-------------------------------------------------------------------------------
TO BUY:
Australian Dollar............       300,000     232,848   3/3/97         1,125
Australian Dollar............     3,100,000   2,406,097   3/3/97       (42,903)
Australian Dollar............     1,100,000     853,776   3/3/97         5,247
Australian Dollar............     1,770,000   1,374,330   6/3/97        (4,500)
British Pound................     6,780,000  11,061,030   3/3/97      (229,350)
British Pound................     2,300,000   3,752,266   3/3/97        19,959
British Pound................     2,330,000   3,801,209   3/3/97        (3,401)
British Pound................     2,330,000   3,789,357   6/3/97        (8,543)
French Franc.................    42,850,000   7,522,487   3/3/97      (674,799)
French Franc.................   116,517,000  20,475,051  3/19/97    (1,281,054)
French Franc.................     7,250,000   1,279,359   6/3/97       (12,976)
German Deutschemark..........    18,142,000  10,748,321   3/3/97      (948,112)
German Deutschemark..........    35,250,000  20,904,421  3/19/97    (1,691,290)
German Deutschemark..........     5,942,000   3,543,232   6/3/97       (31,979)
Italian Lira................. 4,250,000,000   2,514,354   3/3/97      (228,742)
Italian Lira.................   788,600,000     463,364   6/3/97       (10,212)
Japanese Yen................. 2,100,000,000  17,407,385   3/3/97    (1,276,797)
Japanese Yen.................   400,000,000   3,315,693   3/3/97        30,911
Japanese Yen.................   790,000,000   6,636,425   6/3/97        85,844
Malaysian Ringgit............       282,350     113,696   3/4/97          (343)
Swiss Franc..................    11,767,000   7,993,450  3/19/97      (639,396)
-------------------------------------------------------------------------------
                                            130,188,151             (6,941,311)
-------------------------------------------------------------------------------
TOTAL UNREALIZED LOSS ON
 FORWARD
 FOREIGN CURRENCY CONTRACTS..                                      $(1,631,438)
-------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME INVESTMENTS

                               LOCAL       MARKET      SETTLEMENT   UNREALIZED
FOREIGN CURRENCY             CURRENCY       VALUE         DATE      GAIN (LOSS)
-------------------------------------------------------------------------------
TO SELL:
Australian Dollar.........    7,190,000 $   5,579,213       3/18/97  $ (38,599)
British Pound.............      117,852       192,266        3/3/97       (757)
Canadian Dollar...........      735,427       538,134        3/3/97       (737)
Danish Krone..............        1,165           181        3/3/97        --
Dutch Guilder.............        1,515           798        3/3/97        --
German Deutschemark.......      929,740       550,829        3/3/97       (622)
German Deutschemark.......   19,709,895    11,682,210       3/10/97    277,677
German Deutschemark.......   21,269,000    12,614,762       3/21/97    (16,733)
Italian Lira..............  789,600,000       467,137        3/3/97      2,304
Norwegian Krone...........    1,650,536       244,980        3/3/97       (493)
Spanish Peseta............    1,081,765         7,546        3/3/97          8
-------------------------------------------------------------------------------
                                           31,878,056                  222,048
-------------------------------------------------------------------------------
TO BUY:
German Deutschemark.......   19,709,895    11,682,210       3/10/97   (128,587)
German Deutschemark.......    7,209,000     4,275,698       3/21/97      4,154
-------------------------------------------------------------------------------
                                           15,957,908                 (124,433)
-------------------------------------------------------------------------------
                                  MARKET VALUE
                            -------------------------
CROSS FORWARDS**:             French      Canadian
TO SELL:                       Franc       Dollar
                            ----------- -------------
French Franc vs. Canadian
 Dollar...................  $ 8,988,415 $   9,038,909       3/11/97     50,494
                              German       Italian
                            Deutschmark     Lira
                            ----------- -------------
German Deutschemark vs.
 Italian Lira.............  $ 5,666,905 $   5,700,436        7/9/97     33,531
                              Italian      German
                               Lira      Deutschmark
                            ----------- -------------
Italian Lira vs. German
 Deutschemark.............  $ 5,700,436 $   5,742,224        7/9/97     41,788
-------------------------------------------------------------------------------
                             20,355,756    20,481,569                  125,813
-------------------------------------------------------------------------------
TOTAL UNREALIZED GAIN ON
 FORWARD
 FOREIGN CURRENCY
 CONTRACTS................                                           $ 223,428
-------------------------------------------------------------------------------
** Local Currency on Cross
Forwards                                    Sell           Buy
-------------------------------------------------------------------------------
Sell French Franc vs. Ca-
 nadian Dollar............                 51,175,256    12,346,167
Sell German Deutschemark
 vs. Italian Lira.........                  9,500,000 9,937,000,000
Sell Italian Lira vs. Ger-
 man Deutschemark.........              9,937,000,000     9,626,264
-------------------------------------------------------------------------------

  8. REPURCHASE AGREEMENTS

  The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

  9. CAPITAL LOSS CARRYFORWARD

  At August 31, 1996, the Fund had, for Federal income tax purposes, approximately the following unused capital loss carryforwards available to offset future capital gains:

PORTFOLIO                               TOTAL    8/31/02  8/31/03    8/31/04
------------------------------------------------------------------------------
Government Money Investments......... $   54,000 $1,000  $   45,000 $    8,000
Intermediate Fixed Income Invest-
 ments...............................  6,548,000     --   5,086,000  1,462,000
Long-Term Bond Investments...........  1,691,000     --   1,691,000         --
Municipal Bond Investments...........  1,486,000     --     238,000  1,248,000
Mortgage Backed Investments..........    920,000     --     538,000    382,000
------------------------------------------------------------------------------

  To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

  10. SHARES OF BENEFICIAL INTEREST

  At February 28, 1997, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                               SIX MONTHS ENDED   YEAR ENDED
                                               FEBRUARY 28,1997 AUGUST 31, 1996
-------------------------------------------------------------------------------
GOVERNMENT MONEY INVESTMENTS
Shares sold...................................    311,645,752     437,963,687
Shares issued on reinvestment.................      7,180,719      12,180,500
Shares redeemed...............................   (305,233,372)   (413,581,060)
-------------------------------------------------------------------------------
Net Increase..................................     13,593,099      36,563,127
-------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME INVESTMENTS
Shares sold...................................      8,490,629      16,226,689
Shares issued on reinvestment.................        985,062       2,067,760
Shares redeemed...............................     (7,648,425)    (11,307,251)
-------------------------------------------------------------------------------
Net Increase..................................      1,827,266       6,987,198
-------------------------------------------------------------------------------
LONG-TERM BOND INVESTMENTS
Shares sold...................................      3,709,056       8,616,173
Shares issued on reinvestment.................        753,412         988,796
Shares redeemed...............................     (3,856,809)     (6,509,335)
-------------------------------------------------------------------------------
Net Increase..................................        605,659       3,095,634
-------------------------------------------------------------------------------
MUNICIPAL BOND INVESTMENTS
Shares sold...................................      1,883,081       2,986,970
Shares issued on reinvestment.................         89,539         249,750
Shares redeemed...............................     (2,183,890)     (3,091,008)
-------------------------------------------------------------------------------
Net Increase (Decrease).......................       (211,270)        145,712
-------------------------------------------------------------------------------
MORTGAGE BACKED INVESTMENTS
Shares sold...................................      2,466,593       5,541,780
Shares issued on reinvestment.................        490,290         898,184
Shares redeemed...............................     (2,310,887)     (4,063,287)
-------------------------------------------------------------------------------
Net Increase..................................        645,996       2,376,677
-------------------------------------------------------------------------------
BALANCED INVESTMENTS
Shares sold...................................      1,555,268       3,107,830
Shares issued on reinvestment.................        196,235         228,475
Shares redeemed...............................     (1,270,956)     (1,537,798)
-------------------------------------------------------------------------------
Net Increase..................................        480,547       1,798,507
-------------------------------------------------------------------------------
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
Shares sold...................................     21,094,586      50,806,724
Shares issued on reinvestment.................      9,591,013       2,398,347
Shares redeemed...............................    (25,657,339)    (24,969,181)
-------------------------------------------------------------------------------
Net Increase..................................      5,028,260      28,235,890
-------------------------------------------------------------------------------
LARGE CAPITALIZATION GROWTH INVESTMENTS
Shares sold...................................     21,428,943      40,898,526
Shares issued on reinvestment.................      4,117,121       3,324,041
Shares redeemed...............................    (12,716,627)    (16,659,319)
-------------------------------------------------------------------------------
Net Increase..................................     12,829,437      27,563,248
-------------------------------------------------------------------------------
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
Shares sold...................................      8,687,232      20,888,354
Shares issued on reinvestment.................      3,718,417         229,397
Shares redeemed...............................    (12,811,299)    (12,034,896)
-------------------------------------------------------------------------------
Net Increase (Decrease).......................       (405,650)      9,082,855
-------------------------------------------------------------------------------
SMALL CAPITALIZATION GROWTH INVESTMENTS
Shares sold...................................     17,454,990      21,661,872
Shares issued on reinvestment.................      4,411,606       3,403,611
Shares redeemed...............................    (11,686,381)    (15,605,234)
-------------------------------------------------------------------------------
Net Increase..................................     10,180,215       9,460,249
-------------------------------------------------------------------------------

                                                SIX MONTHS ENDED   YEAR ENDED
                                                FEBRUARY 28,1997 AUGUST 31, 1996
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INVESTMENTS
Shares sold....................................    24,443,697       32,796,549
Shares issued on reinvestment..................     6,670,111        2,783,132
Shares redeemed................................   (14,581,807)     (18,301,671)
--------------------------------------------------------------------------------
Net Increase...................................    16,532,001       17,278,010
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME INVESTMENTS
Shares sold....................................     2,744,276        4,607,116
Shares issued on reinvestment..................       463,127        1,344,169
Shares redeemed................................    (2,525,825)      (3,507,513)
--------------------------------------------------------------------------------
Net Increase...................................       681,578        2,443,772
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY INVESTMENTS
Shares sold....................................    16,010,887        9,176,431
Shares issued on reinvestment..................        59,448               --
Shares redeemed................................    (5,978,832)      (5,261,534)
--------------------------------------------------------------------------------
Net Increase...................................    10,091,503        3,914,897
--------------------------------------------------------------------------------

  11. SECURITIES TRADED ON A TO-BE-ANNOUNCED BASIS

  The Trust may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Trust commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Trust normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

  As of February 28, 1997, Mortgage Backed Investments held one TBA security with a cost of $9,990,625.

  12. SHORT SALES OF SECURITIES

  A short sale is a transaction in which the Portfolio sell securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

  Mortgage Backed Investments had the following short sale transactions open as of February 28, 1997:

      DESCRIPTION                                   PAR                      VALUE
      -----------                                   ---                      -----
      Federal Home Loan Mortgage Corp.          $10,000,000               $10,004,000
       7.500%                                   ===========               ===========
       Total proceeds ($10,041,250)

  13. SUBSEQUENT EVENT

  On March 31, 1997, the Shareholders of the Trust approved an increase in the management fee from an annual rate of 0.60% to 0.80% of the average daily net assets of Small Capitalization Growth Investments. This increase was made so that the Manager could hire a well established investment adviser in the small capitalization discipline.

  In addition, Berger Associates replaced Pilgrim Baxter & Associates as the investment adviser for Small Capitalization Growth Investments. This termination was effective March 11, 1997. As a result of the increase in management fee for this Portfolio, the advisory fee paid to Berger Associates by the Manager was also increased by 20 basis points.

 FINANCIAL HIGHLIGHTS
FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

GOVERNMENT MONEY
INVESTMENTS                 1997(1)        1996      1995      1994       1993  1992(2)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD..........     $1.00       $1.00     $1.00     $1.00      $1.00    $1.00
------------------------------------------------------------------------------------------
 Net investment in-
  come(3)................      0.02        0.05      0.05      0.03       0.03     0.03
 Dividends from net in-
  vestment income........     (0.02)      (0.05)    (0.05)    (0.03)     (0.03)   (0.03)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD..................     $1.00       $1.00     $1.00     $1.00      $1.00    $1.00
------------------------------------------------------------------------------------------
TOTAL RETURN.............      2.41%++     5.02%     5.24%     3.10%      2.76%    2.72%++
------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (000S)..................  $291,756    $278,162  $241,590  $184,656    $84,034  $30,353
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(3).............      0.62%+      0.60%     0.60%     0.55%      0.50%    0.49%+
 Net investment income...      4.81+       4.93      5.14      3.16       2.71     3.37+
------------------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME
INVESTMENTS                 1997(1)        1996      1995      1994       1993   1992(2)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD..........     $7.92       $8.10     $7.92     $8.58      $8.25    $8.00
------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment in-
  come(3)................      0.25        0.50      0.50      0.47       0.51     0.34
 Net realized and
  unrealized gain
  (loss).................      0.11       (0.17)     0.16     (0.56)      0.33     0.25
------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations..............      0.36        0.33      0.66     (0.09)      0.84     0.59
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income...     (0.26)      (0.51)    (0.48)    (0.50)     (0.48)   (0.34)
 Net realized gains......        --          --        --     (0.05)     (0.03)      --
 Overdistribution of net
  realized gains.........        --          --        --     (0.01)        --       --
 Capital.................        --          --        --     (0.01)        --       --
------------------------------------------------------------------------------------------
Total Distributions......     (0.26)      (0.51)    (0.48)    (0.57)     (0.51)   (0.34)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD..................     $8.02       $7.92     $8.10     $7.92      $8.58    $8.25
------------------------------------------------------------------------------------------
TOTAL RETURN.............      4.52%++     4.08%     8.70%    (1.13)%    10.59%    7.53%++
------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (000S)..................  $314,636    $296,053  $246,323  $223,548   $140,580  $58,545
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(3).............      0.74%+      0.73%     0.80%     0.80%      0.80%    0.79%+
 Net investment income...      6.20+       5.78      6.40      5.77       5.94     6.00+
------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..        34%         98%       98%       86%        92%     169%
------------------------------------------------------------------------------------------

(1) For the six months ended February 28, 1997 (unaudited).
(2) For the period from November 18, 1991 (commencement of operations) to August 31, 1992.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                NET INVESTMENT INCOME       EXPENSE RATIOS WITHOUT WAIVERS
                                 PER SHARE DECREASE               AND REIMBURSEMENTS
                            ----------------------------- --------------------------------------
   PORTFOLIO                1996  1995  1994  1993  1992   1996    1995    1994    1993    1992
   ---------                ----- ----- ----- ----- ----- ------  ------  ------  ------  ------
   Government Money
    Investments............ $0.01 $0.05 $0.03 $0.02 $0.01   0.72%   0.74%   0.84%   1.39%   2.48%+
   Intermediate Fixed
    Income Investments.....   N/A   N/A   N/A  0.01  0.03    N/A     N/A     N/A    0.88    1.30+

 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

LONG-TERM BOND
INVESTMENTS                1997(1)        1996      1995   1994(2)      1993  1992(3)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........     $7.87       $8.23     $7.86     $8.70     $8.26    $8.00
----------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment in-
  come(4)...............      0.26        0.51      0.45      0.38      0.47     0.31
 Net realized and
  unrealized gain
  (loss)................      0.30       (0.41)     0.36     (0.75)     0.42     0.26
----------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............      0.56        0.10      0.81     (0.37)     0.89     0.57
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.33)      (0.46)    (0.44)    (0.41)    (0.45)   (0.31)
 Net realized gains.....        --          --        --     (0.01)       --       --
 Overdistribution of net
  realized gains........        --          --        --     (0.05)       --       --
 Capital................        --          --        --     (0.00)*      --       --
----------------------------------------------------------------------------------------
Total Distributions.....     (0.33)      (0.46)    (0.44)    (0.47)    (0.45)   (0.31)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................     $8.10       $7.87     $8.23     $7.86     $8.70    $8.26
----------------------------------------------------------------------------------------
TOTAL RETURN............      7.12%++     1.11%    10.71%    (3.93)%   11.08%    7.37%++
----------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............  $165,371    $155,910  $137,545   $94,628   $64,734  $34,986
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(4)............      0.79%+      0.80%     0.80%     0.80%     0.80%    0.79%+
 Net investment income..      6.51+       6.18      5.80      5.34      5.40     5.69+
----------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        18%        125%       62%       43%       35%       4%
----------------------------------------------------------------------------------------
MUNICIPAL BOND
INVESTMENTS                1997(1)        1996      1995      1994      1993  1992(3)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........     $8.26       $8.27     $8.06     $8.85     $8.25    $8.00
----------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment in-
  come(4)...............      0.19        0.38      0.40      0.40      0.41     0.30
 Net realized and
  unrealized gain
  (loss)................      0.23          --      0.21     (0.71)     0.62     0.25
----------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............      0.42        0.38      0.61     (0.31)     1.03     0.55
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.18)      (0.39)    (0.40)    (0.40)    (0.41)   (0.30)
 Net realized gains.....        --          --     (0.00)*      --        --       --
 Overdistribution of net
  realized gains........        --          --        --     (0.05)    (0.02)      --
 Capital................        --          --        --     (0.03)       --       --
----------------------------------------------------------------------------------------
Total Distributions.....     (0.18)      (0.39)    (0.40)    (0.48)    (0.43)   (0.30)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................     $8.50       $8.26     $8.27     $8.06     $8.85    $8.25
----------------------------------------------------------------------------------------
TOTAL RETURN............      5.12%++     4.62%     7.86%    (3.78)%   12.94%    7.06%++
----------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............   $46,040     $46,485   $45,356   $56,625   $47,811  $21,795
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(4)............      0.80%+      0.80%     0.80%     0.80%     0.80%    0.79%+
 Net investment income..      4.50+       4.59      4.99      4.59      4.76     4.71+
----------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        15%         29%       49%      132%       15%      76%
----------------------------------------------------------------------------------------

(1) For the six months ended February 28, 1997 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(3) For the period from November 18, 1991 (commencement of operations) to August 31, 1992.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                   NET INVESTMENT INCOME           EXPENSE RATIOS WITHOUT WAIVERS
                                    PER SHARE DECREASE                  AND/OR REIMBURSEMENTS
                            ------------------------------------ -----------------------------------------
   PORTFOLIO                1997   1996  1995  1994  1993  1992  1997    1996   1995   1994   1993   1992
   ---------                -----  ----- ----- ----- ----- ----- -----   -----  -----  -----  -----  -----
   Long-Term Bond
    Investments............   N/A    N/A $0.01 $0.01 $0.02 $0.06   N/A     N/A   0.93%  0.95%  1.09%  1.91%+
   Municipal Bond
    Investments............ $0.00* $0.02  0.02  0.01  0.02  0.06  0.85%+  1.02%  1.04   0.93   1.02   1.66+

 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

MORTGAGE BACKED
INVESTMENTS                1997(1)     1996(2)      1995      1994      1993    1992(3)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD              $7.74       $7.91     $7.69     $8.21     $8.19      $8.00
------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(4)...............      0.24        0.48      0.51      0.41      0.53       0.40
 Net realized and
  unrealized gain
  (loss)................      0.16       (0.14)     0.22     (0.41)     0.00*      0.19
------------------------------------------------------------------------------------------
Total Income From Opera-
 tions..................      0.40        0.34      0.73      0.00      0.53       0.59
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.25)      (0.48)    (0.49)    (0.41)    (0.42)     (0.40)
 Net realized gains.....        --          --        --     (0.01)       --         --
 Overdistribution of net
  realized gains........        --          --        --        --     (0.04)        --
 Capital................        --       (0.03)    (0.02)    (0.10)    (0.05)        --
------------------------------------------------------------------------------------------
Total Distributions.....     (0.25)      (0.51)    (0.51)    (0.52)    (0.51)     (0.40)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................     $7.89       $7.74     $7.91     $7.69     $8.21      $8.19
------------------------------------------------------------------------------------------
TOTAL RETURN............      5.27%++     4.37%     9.96%    (0.20)%    6.68%      7.56%++
------------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............  $128,330    $120,945  $104,789  $120,427   $94,421    $35,694
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(4)............      0.80%+      0.80%     0.80%     0.80%     0.80%      0.79%+
 Net investment income..      6.19+       6.09      6.85      6.38      6.53       6.55+
------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        16%         23%       30%       53%       93%        35%
------------------------------------------------------------------------------------------
BALANCED INVESTMENTS       1997(1)        1996      1995      1994    1993(5)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $10.00       $9.37     $8.63     $8.41     $8.00
------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(4)...............      0.13        0.29      0.26      0.21      0.09
 Net realized and
  unrealized gain.......      1.28        0.95      0.81      0.16      0.42
------------------------------------------------------------------------------------------
Total Income From Opera-
 tions..................      1.41        1.24      1.07      0.37      0.51
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.15)      (0.28)    (0.29)    (0.15)    (0.10)
 Net realized gains.....     (0.26)      (0.33)    (0.04)       --        --
 Capital................        --          --        --        --     (0.00)*
------------------------------------------------------------------------------------------
Total Distributions.....     (0.41)      (0.61)    (0.33)    (0.15)    (0.10)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................    $11.00      $10.00     $9.37     $8.63     $8.41
------------------------------------------------------------------------------------------
TOTAL RETURN............     14.25%++    13.60%    12.76%     4.62%     6.35%++
------------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............   $60,603     $50,281   $30,268   $14,940    $5,258
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(4)............      1.00%+      1.00%     1.00%     1.00%     1.00%+
 Net investment income..      2.49+       2.85      3.28      2.66      2.67+
------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        23%         47%       47%       43%       10%
------------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(6)........     $0.06       $0.06        --        --        --
------------------------------------------------------------------------------------------

(1) For the six months ended February 28, 1997 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this period, since use of the undistributed net investment income method does not accord with results of operations.
(3) For the period from November 18, 1991 (commencement of operations) to August 31, 1992.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                   NET INVESTMENT INCOME           EXPENSE RATIOS WITHOUT WAIVERS
                                    PER SHARE DECREASE                  AND/OR REIMBURSEMENTS
                            ------------------------------------ -----------------------------------------
   PORTFOLIO                1997   1996  1995  1994  1993  1992  1997    1996   1995   1994   1993   1992
   ---------                -----  ----- ----- ----- ----- ----- -----   -----  -----  -----  -----  -----
   Mortgage Backed
    Investments............ $0.01  $0.01 $0.02 $0.02 $0.04 $0.05  0.95%+  0.94%  1.09%  1.06%  1.13%  1.66%+
   Balanced Investments....  0.00*  0.03  0.06  0.08  0.15    --  1.07+   1.26   1.75   2.01   5.55     --

(5) For the period from February 16, 1993 (commencement of operations) to August 31, 1993.
(6) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

LARGE CAPITALIZATION
VALUE EQUITY INVESTMENTS     1997(1)          1996     1995(2)      1994   1993(2)    1992(3)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........      $11.55        $10.42      $ 9.39     $9.35     $8.77      $8.00
------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(4)...............        0.12          0.26        0.27      0.17      0.25       0.09
 Net realized and
  unrealized gain.......        2.29          1.25        1.16      0.02      0.54       0.68
------------------------------------------------------------------------------------------------
Total Income From Opera-
 tions..................        2.41          1.51        1.43      0.19      0.79       0.77
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..       (0.34)        (0.24)      (0.24)    (0.15)    (0.14)        --
 Net realized gains.....       (0.62)        (0.14)      (0.16)     0.00*    (0.07)        --
------------------------------------------------------------------------------------------------
Total Distributions.....       (0.96)        (0.38)      (0.40)    (0.15)    (0.21)        --
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................      $13.00        $11.55      $10.42     $9.39     $9.35      $8.77
------------------------------------------------------------------------------------------------
TOTAL RETURN............       21.18%++      14.75%      16.14%     2.09%     9.25%      9.63%++
------------------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............  $1,767,082    $1,512,451  $1,070,037  $832,138  $562,507   $197,695
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(4)............        0.78%+        0.80%       0.83%     0.88%     0.95%      1.24%+
 Net investment income..        1.87+         2.31        2.93      2.57      2.88       3.24+
------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................          44%           24%         21%      108%       47%        12%
------------------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(5)........       $0.06         $0.06          --        --        --         --
------------------------------------------------------------------------------------------------
LARGE CAPITALIZATION
GROWTH INVESTMENTS           1997(1)          1996        1995      1994   1993(2)    1992(3)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........      $13.10        $12.13      $10.00    $ 9.76     $8.88      $8.00
------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(4)...............        0.03          0.07        0.09      0.03      0.00*      0.01
 Net realized and
  unrealized gain.......        2.49          1.46        2.13      0.21      0.89       0.87
------------------------------------------------------------------------------------------------
Total Income From Opera-
 tions..................        2.52          1.53        2.22      0.24      0.89       0.88
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..       (0.08)        (0.06)      (0.08)       --     (0.00)*       --
 Overdistribution of net
  investment income.....          --            --          --        --     (0.01)        --
 Net realized gains.....       (0.54)        (0.50)      (0.01)       --        --         --
 Capital................          --            --          --        --     (0.00)*       --
------------------------------------------------------------------------------------------------
Total Distributions.....       (0.62)        (0.56)      (0.09)       --     (0.01)        --
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................      $15.00        $13.10      $12.13    $10.00     $9.76      $8.88
------------------------------------------------------------------------------------------------
TOTAL RETURN............       19.40%++      12.89%      22.30%     2.46%    10.00%     11.00%++
------------------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............  $1,572,741    $1,205,417    $782,394  $457,588  $238,256    $85,401
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(4)............        0.78%+        0.83%       0.88%     0.98%     1.12%      1.24%+
 Net investment income
  (loss)................        0.48+         0.63        0.98      0.39     (0.04)      0.31+
------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................          18%           40%         38%      104%       47%        19%
------------------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(5)........       $0.04         $0.06          --        --        --         --
------------------------------------------------------------------------------------------------

(1) For the six months ended February 28, 1997 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(3) For the period from November 18, 1991 (commencement of operations) to August 31, 1992.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                         EXPENSE RATIOS
                            NET INVESTMENT INCOME        WITHOUT WAIVERS
                              PER SHARE DECREASE      AND/OR REIMBURSEMENTS
                            ------------------------ -------------------------
   PORTFOLIO                1995   1994   1993 1992  1995   1994   1993  1992
   ---------                -----  -----  ---- ----- -----  -----  ----- -----
   Large Capitalization
    Value Equity
    Investments............ $0.01  $0.00* N/A    N/A  0.93%  0.92%  N/A    N/A
   Large Capitalization
    Growth Investments.....  0.00*  0.00* N/A  $0.01  0.98   1.02   N/A   1.42%+

(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

SMALL CAPITALIZATION
VALUE EQUITY INVESTMENTS   1997(1)         1996      1995       1994       1993  1992(2)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $11.11       $10.01    $ 9.03      $9.94      $8.68    $8.00
--------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment in-
  come(4)...............      0.10         0.16      0.15       0.08       0.06     0.03
 Net realized and
  unrealized gain
  (loss)................      1.89         1.08      0.95      (0.40)      1.31     0.65
--------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............      1.99         1.24      1.10      (0.32)      1.37     0.68
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.19)       (0.14)    (0.12)     (0.07)     (0.03)      --
 Net realized gains.....     (0.88)          --     (0.00)*    (0.51)     (0.08)      --
 Overdistribution of net
  realized gains........        --           --        --      (0.01)        --       --
--------------------------------------------------------------------------------------------
Total Distributions.....     (1.07)       (0.14)    (0.12)     (0.59)     (0.11)      --
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................    $12.03       $11.11    $10.01      $9.03      $9.94    $8.68
--------------------------------------------------------------------------------------------
TOTAL RETURN............     18.55%++     12.48%    12.50%     (3.30)%    15.74%    8.50%++
--------------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............  $513,325     $478,884  $340,306   $342,388   $183,051  $93,458
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(4)............      0.87%+       0.95%     1.11%      1.06%      1.11%    1.24%+
 Net investment income..      1.71+        1.52      1.54       1.12       0.82     0.99+
--------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        15%          39%      115%        65%        70%      20%
--------------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(5)........     $0.04        $0.04        --         --         --       --
--------------------------------------------------------------------------------------------
SMALL CAPITALIZATION
GROWTH INVESTMENTS         1997(1)         1996    1995(3)    1994(3)    1993(3)  1992(2)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $17.79       $17.19    $12.50     $11.21      $7.99    $8.00
--------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment
  loss(4)...............     (0.03)       (0.08)    (0.05)     (0.09)     (0.07)   (0.01)
 Net realized and
  unrealized gain
  (loss)................     (0.21)        3.36      4.81       1.56       3.29       --
--------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............     (0.24)        3.28      4.76       1.47       3.22    (0.01)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains.....     (2.31)       (2.68)    (0.07)     (0.04)        --       --
 Overdistribution of net
  realized gains........        --           --        --      (0.10)        --       --
 Capital................        --           --        --      (0.04)        --       --
--------------------------------------------------------------------------------------------
Total Distributions.....     (2.31)       (2.68)    (0.07)     (0.18)        --       --
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................    $15.24       $17.79    $17.19     $12.50     $11.21    $7.99
--------------------------------------------------------------------------------------------
TOTAL RETURN............     (2.07)%++    21.33%    38.25%     13.18%     40.30%   (0.13)%++
--------------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............  $578,741     $494,323  $315,033   $180,175    $75,498  $22,145
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(4)............      0.85%+       1.00%     1.14%      1.20%      1.25%    1.24%+
 Net investment loss....     (0.33)+      (0.49)    (0.35)     (0.78)     (0.72)   (0.25)+
--------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        26%          83%      174%        94%        97%      35%
--------------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(5)........     $0.03        $0.08        --         --         --       --
--------------------------------------------------------------------------------------------

(1) For the six months ended February 28, 1997 (unaudited).
(2) For the period from November 18, 1991 (commencement of operations) to August 31, 1992.
(3) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                         EXPENSE RATIOS
                            NET INVESTMENT INCOME        WITHOUT WAIVERS
                              PER SHARE DECREASE      AND/OR REIMBURSEMENTS
                            ------------------------ -------------------------
   PORTFOLIO                1995   1994   1993 1992  1995   1994   1993  1992
   ---------                -----  -----  ---- ----- -----  -----  ----- -----
   Small Capitalization
    Value Equity
    Investments............ $0.00*   N/A  N/A  $0.01  1.13%   N/A   N/A   1.40%+
   Small Capitalization
    Growth Investments.....  0.00* $0.00* N/A   0.04  1.16   1.49%  N/A   2.61+

(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

INTERNATIONAL EQUITY
INVESTMENTS                1997(1)         1996      1995    1994(2)       1993   1992(3)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $10.49       $10.50    $10.86     $ 9.57      $7.76     $8.00
---------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment in-
  come(4)...............      0.02           --      0.05       0.02       0.05      0.03
 Net realized and
  unrealized gain
  (loss)................      0.25         0.44     (0.09)      1.54       1.79     (0.27)
---------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............      0.27         0.44     (0.04)      1.56       1.84     (0.24)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.12)       (0.17)       --      (0.03)     (0.03)       --
 Net realized gains.....     (0.70)       (0.28)    (0.32)     (0.24)        --        --
---------------------------------------------------------------------------------------------
Total Distributions.....     (0.82)       (0.45)    (0.32)     (0.27)     (0.03)       --
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................    $ 9.94       $10.49    $10.50     $10.86      $9.57     $7.76
---------------------------------------------------------------------------------------------
TOTAL RETURN............      2.42%++      4.23%    (0.18)%    16.74%     23.73%    (3.00)%++
---------------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............  $964,256     $843,730  $663,130   $594,965   $270,302  $115,779
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(4)(5).........      0.93%+       1.00%     1.19%      1.19%      1.32%     1.50%+
 Net investment income
  (loss)................      0.27+       (0.12)     0.43       0.23       0.61      1.08+
---------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................        12%          50%       28%        33%        46%       10%
---------------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(6)........     $0.02        $0.02        --         --         --        --
---------------------------------------------------------------------------------------------
INTERNATIONAL FIXED
INCOME INVESTMENTS         1997(1)         1996      1995       1994       1993   1992(3)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........     $9.11        $9.01     $8.17      $8.86      $8.71     $8.00
---------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(4)...............      0.27         0.55      0.56       0.40       0.51      0.39
 Net realized and
  unrealized gain
  (loss)................     (0.27)        0.49      0.84      (0.32)      0.20      0.69
---------------------------------------------------------------------------------------------
Total Income From Opera-
 tions..................      0.00         1.04      1.40       0.08       0.71      1.08
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..     (0.31)       (0.94)    (0.56)     (0.65)     (0.55)    (0.37)
 Net realized gains.....     (0.24)          --        --      (0.05)        --        --
 Overdistribution of net
  realized gains........        --           --        --      (0.07)     (0.01)       --
 Capital................        --           --        --      (0.00)*       --        --
---------------------------------------------------------------------------------------------
Total Distributions.....     (0.55)       (0.94)    (0.56)     (0.77)     (0.56)    (0.37)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................     $8.56        $9.11     $9.01      $8.17      $8.86     $8.71
---------------------------------------------------------------------------------------------
TOTAL RETURN............     (0.21)%++    12.05%    17.66%      1.00%      8.67%    13.93%++
---------------------------------------------------------------------------------------------
NET ASSETS, END OF PE-
 RIOD (000S)............  $127,472     $129,410  $105,884   $116,929   $100,362   $39,182
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(4)(5).........      0.95%+       1.02%     0.95%      0.95%      0.95%     0.95%+
 Net investment income..      5.94+        6.34      6.50       5.54       6.03      6.34+
---------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................       120%         211%      307%       358%       251%      106%
---------------------------------------------------------------------------------------------

(1) For the six months ended February 28, 1997 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(3) For the period from November 18, 1991 (commencement of operations) to August 31, 1992.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                         EXPENSE RATIOS
                             NET INVESTMENT INCOME       WITHOUT WAIVERS
                              PER SHARE DECREASE      AND/OR REIMBURSEMENTS
                            -----------------------  --------------------------
   PORTFOLIO                1995  1994  1993  1992   1995   1994   1993   1992
   ---------                ----- ----- ----- -----  -----  -----  -----  -----
   International Equity
    Investments............  N/A   N/A   N/A  $0.00*  N/A    N/A    N/A    1.52%+
   International Fixed
    Income Investments..... $0.02 $0.01 $0.02  0.06   1.18%  1.08%  1.22%  1.87+

(5) During the year ended August 31, 1996, the portfolios have earned credits from the custodian which reduce service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for International Equity Investments and International Fixed Income Investments would be 1.00% and 0.97%, respectively; prior year numbers have not been restated to reflect these numbers.
(6) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per shares.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

EMERGING MARKETS EQUITY INVESTMENTS   1997(1)       1996  1995(2)   1994(3)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERI-
 OD.................................    $8.50      $7.85    $9.49     $8.00
------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income (loss)(4)....     0.00*      0.03     0.01     (0.02)
 Net realized and unrealized gain
  (loss)............................     1.11       0.62    (1.45)     1.51
------------------------------------------------------------------------------
Total Income (Loss) From Opera-
 tions..............................     1.11       0.65    (1.44)     1.49
------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..............    (0.01)        --       --        --
 Net realized gains.................    (0.01)        --    (0.20)       --
------------------------------------------------------------------------------
Total Distributions.................    (0.02)        --    (0.20)       --
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......    $9.59      $8.50    $7.85     $9.49
------------------------------------------------------------------------------
TOTAL RETURN........................    13.18%++    8.28%  (15.13)%   18.63%++
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S).... $206,794    $97,489  $59,333   $36,365
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(4)(5).....................     1.39%+     1.84%    1.75%     1.72%+
 Net investment income (loss).......    (0.14)+     0.26     0.15     (0.42)+
------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.............       47%       106%      89%       16%
------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID
 ON EQUITY TRANSACTIONS(6)..........    $0.00*     $0.00*      --        --
------------------------------------------------------------------------------

(1) For the six months ended February 28, 1997 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(3) For the period from April 21, 1994 (commencement of operations) to August 31, 1994.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                        EXPENSE RATIOS
                             NET INVESTMENT INCOME      WITHOUT WAIVERS
                              PER SHARE DECREASE     AND/OR REIMBURSEMENTS
                            ----------------------- -------------------------
   PORTFOLIO                 1996    1995    1994    1996     1995     1994
   ---------                ------- ------- ------- -------  -------  -------
   Emerging Markets Equity
    Investments............ $  0.01 $  0.02 $  0.02    1.97%    1.96%    2.56%+

(5) During the year ended August 31, 1996, the portfolio has earned credits from the custodian which reduce service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for Emerging Markets Equity Investments would be 1.80%; prior year numbers have not been restated to reflect these numbers.
(6) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

  THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF
                    CONSULTING GROUP CAPITAL MARKETS FUNDS.
     IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR THE TRUST WHICH CONTAINS INFORMATION CONCERNING THE TRUST'S INVESTMENT POLICIES, CHARGES AND EXPENSES AS
                      WELL AS OTHER PERTINENT INFORMATION.

  TK2120, 4/97  CONSULTING GROUP CAPITAL MARKETS FUNDS . 222 DELAWARE
  AVENUE . WILMINGTON, DELAWARE                .                19801